UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05426
AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Balanced-Risk Allocation Fund
Class A: ABRZX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class A)	$65	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-A
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class C: ABRCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class C)	$101	2.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-C
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class R: ABRRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R)	$77	1.57%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-R
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class Y: ABRYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class Y)	$53	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-Y
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class R5: ABRIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R5)	$50	1.02%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-R5
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Allocation Fund
Class R6: ALLFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Allocation Fund (Class R6)	$47	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$953,169,089
Total number of portfolio holdings	140
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	31.38%	50.74%
Fixed Income	26.08	49.21
Commodities	42.54	32.29
Total	100.00%	132.24%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IBRA-SAR-R6
Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class A: BRCAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class A)	$66	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-A
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class C: BRCCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class C)	$103	2.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-C
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class R: BRCRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R)	$78	1.57%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-R
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class Y: BRCYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class Y)	$53	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-Y
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class R5: BRCNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R5)	$53	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-R5
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund
Class R6: IBRFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Balanced-Risk Commodity Strategy Fund (Class R6)	$53	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$891,566,297
Total number of portfolio holdings	37
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Agriculture	23.35%	26.46%
Energy	50.49	29.35
Industrial Metals	12.11	12.59
Precious Metals	14.05	20.58
Total	100.00%	88.98%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
BRCS-SAR-R6
Invesco Balanced-Risk Commodity Strategy Fund

Invesco Core Bond Fund
Class A: OPIGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class A)	$34	0.68%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-A
Invesco Core Bond Fund

Invesco Core Bond Fund
Class C: OPBCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class C)	$72	1.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-C
Invesco Core Bond Fund

Invesco Core Bond Fund
Class R: OPBNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R)	$47	0.93%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-R
Invesco Core Bond Fund

Invesco Core Bond Fund
Class Y: OPBYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class Y)	$22	0.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-Y
Invesco Core Bond Fund

Invesco Core Bond Fund
Class R5: TRTMX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R5)	$19	0.38%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-R5
Invesco Core Bond Fund

Invesco Core Bond Fund
Class R6: OPBIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Core Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Bond Fund (Class R6)	$19	0.37%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$3,013,277,808
Total number of portfolio holdings	1,495
Portfolio turnover rate	293%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 04/30/2027	5.67%
U.S. Treasury Bonds, 4.50%, 11/15/2054	4.89%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 05/01/2055	4.34%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 05/01/2055	3.85%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 05/01/2055	3.24%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 05/01/2055	2.54%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 05/01/2055	2.37%
Government National Mortgage Association, TBA, 2.50%, 05/01/2055	2.00%
U.S. Treasury Notes, 3.88%, 04/30/2030	1.96%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 05/01/2055	1.93%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-TRB-SAR-R6
Invesco Core Bond Fund

Invesco Developing Markets Fund
Class A: ODMAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class A)	$64	1.31%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-A
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class C: ODVCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class C)	$101	2.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-C
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class R: ODVNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R)	$76	1.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-R
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class Y: ODVYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class Y)	$52	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-Y
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class R5: DVMFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R5)	$46	0.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-R5
Invesco Developing Markets Fund

Invesco Developing Markets Fund
Class R6: ODVIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Developing Markets Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Developing Markets Fund (Class R6)	$43	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$14,241,798,934
Total number of portfolio holdings	85
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.41%
Tencent Holdings Ltd.	8.90%
Kotak Mahindra Bank Ltd.	5.20%
H World Group Ltd., ADR	5.03%
Meituan, B Shares	3.94%
HDFC Bank Ltd.	3.15%
Grupo Mexico S.A.B. de C.V., Class B	2.74%
Tata Consultancy Services Ltd.	2.27%
Galp Energia SGPS S.A.	2.27%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DVM-SAR-R6
Invesco Developing Markets Fund

Invesco Discovery Mid Cap Growth Fund
Class A: OEGAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class A)	$50	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-A
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class C: OEGCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class C)	$85	1.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-C
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class R: OEGNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R)	$62	1.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-R
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class Y: OEGYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class Y)	$38	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-Y
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class R5: DMCFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R5)	$35	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-R5
Invesco Discovery Mid Cap Growth Fund

Invesco Discovery Mid Cap Growth Fund
Class R6: OEGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Discovery Mid Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Mid Cap Growth Fund (Class R6)	$32	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$5,665,197,812
Total number of portfolio holdings	90
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Cencora, Inc.	2.77%
Encompass Health Corp.	2.66%
GoDaddy, Inc., Class A	2.60%
Axon Enterprise, Inc.	2.53%
Howmet Aerospace, Inc.	2.50%
Palantir Technologies, Inc., Class A	2.43%
CyberArk Software Ltd.	2.14%
Tradeweb Markets, Inc., Class A	2.09%
Targa Resources Corp.	1.97%
Ares Management Corp., Class A	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DMCG-SAR-R6
Invesco Discovery Mid Cap Growth Fund

Invesco Emerging Markets Local Debt Fund
Class A: OEMAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class A)	$60	1.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-A
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class C: OEMCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class C)	$98	1.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-C
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class R: OEMNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R)	$73	1.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-R
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class Y: OEMYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class Y)	$48	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-Y
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class R5: EMLDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R5)	$48	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-R5
Invesco Emerging Markets Local Debt Fund

Invesco Emerging Markets Local Debt Fund
Class R6: OEMIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Emerging Markets Local Debt Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Local Debt Fund (Class R6)	$48	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$81,502,402
Total number of portfolio holdings	316
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.22%, 05/15/2025	4.90%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	4.24%
Republic of South Africa Government Bond, Series 2044, 8.75%, 01/31/2044	4.05%
Malaysia Government Bond, Series 219, 3.89%, 08/15/2029	3.49%
India Government Bond, 7.30%, 06/19/2053	3.11%
Turkiye Government Bond, 36.00%, 08/12/2026	3.09%
Indonesia Treasury Bond, Series FR96, 7.00%, 02/15/2033	2.99%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	2.97%
Indonesia Treasury Bond, Series FR95, 6.38%, 08/15/2028	2.21%
Colombian TES, Series B, 11.50%, 07/25/2046	1.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-EMLD-SAR-R6
Invesco Emerging Markets Local Debt Fund

Invesco EQV Emerging Markets All Cap Fund
Class A: GTDDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class A)	$70	1.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-A
Invesco EQV Emerging Markets All Cap Fund

Invesco EQV Emerging Markets All Cap Fund
Class C: GTDCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class C)	$107	2.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-C
Invesco EQV Emerging Markets All Cap Fund

Invesco EQV Emerging Markets All Cap Fund
Class Y: GTDYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class Y)	$57	1.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-Y
Invesco EQV Emerging Markets All Cap Fund

Invesco EQV Emerging Markets All Cap Fund
Class R5: GTDIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class R5)	$53	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-R5
Invesco EQV Emerging Markets All Cap Fund

Invesco EQV Emerging Markets All Cap Fund
Class R6: GTDFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco EQV Emerging Markets All Cap Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Emerging Markets All Cap Fund (Class R6)	$49	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,260,883,268
Total number of portfolio holdings	62
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.88%
Tencent Holdings Ltd.	5.27%
HDFC Bank Ltd., ADR	4.65%
Emaar Properties PJSC	3.67%
MediaTek, Inc.	3.41%
Richter Gedeon Nyrt	3.19%
Reliance Industries Ltd.	2.91%
PT Bank Central Asia Tbk	2.45%
Bollore SE	2.40%
Trip.com Group Ltd.	2.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
DVM-SAR-R6
Invesco EQV Emerging Markets All Cap Fund

Invesco Global Allocation Fund
Class A: QVGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class A)	$55	1.10%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-A
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class C: QGRCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class C)	$93	1.85%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-C
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class R: QGRNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R)	$68	1.35%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-R
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class Y: QGRYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class Y)	$43	0.85%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-Y
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class R5: GLALX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R5)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-R5
Invesco Global Allocation Fund

Invesco Global Allocation Fund
Class R6: QGRIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Allocation Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Allocation Fund (Class R6)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$989,786,749
Total number of portfolio holdings	321
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco Russell 1000® Dynamic Multifactor ETF	22.47%
U.S. Treasury Notes, 1.88%, 02/15/2032	15.22%
Invesco International Developed Dynamic Multifactor ETF	15.21%
U.S. Treasury Notes, 4.63%, 02/15/2035	10.69%
U.S. Treasury Notes, 3.88%, 12/31/2029	6.98%
Invesco Russell 2000® Dynamic Multifactor ETF	6.08%
Invesco High Yield Bond Factor ETF	2.38%
Invesco Emerging Markets Sovereign Debt ETF	0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.53%
Tencent Holdings Ltd.	0.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLAL-SAR-R6
Invesco Global Allocation Fund

Invesco Global Strategic Income Fund
Class A: OPSIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class A)	$53	1.03%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-A
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class C: OSICX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class C)	$91	1.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-C
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class R: OSINX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R)	$66	1.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-R
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class Y: OSIYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class Y)	$40	0.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-Y
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class R5: GLSSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R5)	$34	0.67%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-R5
Invesco Global Strategic Income Fund

Invesco Global Strategic Income Fund
Class R6: OSIIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Strategic Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Strategic Income Fund (Class R6)	$34	0.67%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,547,319,047
Total number of portfolio holdings	960
Portfolio turnover rate	287%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	5.34%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.44%
U.S. Treasury Bills, 4.23%, 05/29/2025	2.22%
U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054	2.16%
U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053	1.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.38%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80%, 03/13/2046	1.18%
Colombian TES, Series B, 7.75%, 09/18/2030	1.05%
Federal National Mortgage Association, 4.50%, 07/01/2052	1.00%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLSI-SAR-R6
Invesco Global Strategic Income Fund

Invesco Health Care Fund
Class A: GGHCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class A)	$52	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-A
Invesco Health Care Fund

Invesco Health Care Fund
Class C: GTHCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class C)	$89	1.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-C
Invesco Health Care Fund

Invesco Health Care Fund
Class Y: GGHYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class Y)	$40	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-Y
Invesco Health Care Fund

Invesco Health Care Fund
Investor Class: GTHIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Investor Class)	$52	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-INV
Invesco Health Care Fund

Invesco Health Care Fund
Class R6: GGHSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Health Care Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Health Care Fund (Class R6)	$34	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,216,671,703
Total number of portfolio holdings	80
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.54%
Boston Scientific Corp.	9.15%
Stryker Corp.	4.60%
Vertex Pharmaceuticals, Inc.	4.53%
UnitedHealth Group, Inc.	4.25%
Cencora, Inc.	4.22%
AbbVie, Inc.	4.12%
Abbott Laboratories	3.08%
Intuitive Surgical, Inc.	3.07%
argenx SE, ADR	2.47%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GHC-SAR-R6
Invesco Health Care Fund

Invesco International Bond Fund
Class A: OIBAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class A)	$54	1.04%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-A
Invesco International Bond Fund

Invesco International Bond Fund
Class C: OIBCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class C)	$92	1.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-C
Invesco International Bond Fund

Invesco International Bond Fund
Class R: OIBNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R)	$67	1.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-R
Invesco International Bond Fund

Invesco International Bond Fund
Class Y: OIBYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class Y)	$41	0.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-Y
Invesco International Bond Fund

Invesco International Bond Fund
Class R5: INBQX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R5)	$41	0.79%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-R5
Invesco International Bond Fund

Invesco International Bond Fund
Class R6: OIBIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Bond Fund (Class R6)	$40	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,091,594,910
Total number of portfolio holdings	464
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.25%, 05/29/2025	5.51%
United Kingdom Gilt, 3.50%, 10/22/2025	5.23%
Australia Government Bond, Series 142, 4.25%, 04/21/2026	4.93%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	3.58%
Colombian TES, Series B, 7.75%, 09/18/2030	3.30%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	2.88%
Spain Government Bond, 2.80%, 05/31/2026	2.72%
Province of Quebec, 5.35%, 06/01/2025	1.93%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.82%
Ontario Electricity Financial Corp., 9.00%, 05/26/2025	1.77%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IBD-SAR-R6
Invesco International Bond Fund

Invesco Multi-Asset Income Fund
Class A: PIAFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class A)	$43	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-A
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class C: PICFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class C)	$81	1.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-C
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class R: PIRFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R)	$56	1.13%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-R
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class Y: PIYFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class Y)	$31	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-Y
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class R5: IPNFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R5)	$27	0.55%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-R5
Invesco Multi-Asset Income Fund

Invesco Multi-Asset Income Fund
Class R6: PIFFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Asset Income Fund (Class R6)	$27	0.55%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$890,168,926
Total number of portfolio holdings	726
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Invesco S&P 500 Equal Weight Income Advantage ETF	24.15%
U.S. Treasury Bonds, 4.63%, 02/15/2055	13.66%
Invesco QQQ Income Advantage ETF	11.06%
Invesco MSCI EAFE Income Advantage ETF	10.59%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.80%
U.S. Treasury Notes, 4.63%, 04/30/2029	2.64%
U.S. Treasury Notes, 4.50%, 04/15/2027	2.48%
iShares J.P. Morgan USD Emerging Markets Bond ETF	2.15%
U.S. Treasury Notes, 1.25%, 12/31/2026	1.54%
U.S. Treasury Bonds, 5.25%, 11/15/2028	0.83%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MAIN-SAR-R6
Invesco Multi-Asset Income Fund

Invesco Multi-Strategy Fund
Class A: QVOPX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class A)	$65	1.33%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-A
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class C: QOPCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class C)	$102	2.08%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-C
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class R: QOPNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R)	$78	1.58%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-R
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class Y: QOPYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class Y)	$53	1.08%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-Y
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class R5: FDATX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R5)	$45	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-R5
Invesco Multi-Strategy Fund

Invesco Multi-Strategy Fund
Class R6: QOPIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Multi-Strategy Fund (the “Fund”), formerly Invesco Fundamental Alternatives Fund, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Multi-Strategy Fund (Class R6)	$45	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$291,492,929
Total number of portfolio holdings	279
Portfolio turnover rate	77%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-FALT-SAR-R6
Invesco Multi-Strategy Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Balanced-Risk Allocation Fund
Nasdaq:
A: ABRZX ■ C: ABRCX ■ R: ABRRX ■ Y: ABRYX ■ R5: ABRIX ■ R6: ALLFX

2	Consolidated Schedule of Investments
12	Consolidated Financial Statements
15	Consolidated Financial Highlights
16	Notes to Consolidated Financial Statements
25	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–26.69%
U.S. Treasury Floating Rate Notes–26.69%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.49%	01/31/2026	$80,400	$80,496,745
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	4.40%	04/30/2026	93,350	93,371,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	4.43%	07/31/2026	80,500	80,564,937
Total U.S. Treasury Securities (Cost $254,260,720)				254,433,161
		Expiration Date
Commodity-Linked Securities–7.59%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index) (Canada)(b)(c)		07/25/2025	13,800	11,253,396
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada)(b)(c)		07/08/2025	14,700	28,119,154
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		07/08/2025	14,300	15,439,682
Royal Bank of Canada, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		07/11/2025	22,200	17,560,220
Total Commodity-Linked Securities (Cost $65,000,000)				72,372,452
			Shares
Money Market Funds–58.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)			147,166,430	147,166,430
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.52%(d)(e)			91,610,765	91,610,765
Invesco Treasury Obligations Portfolio, Institutional Class, 4.14%(d)(e)			250,700,000	250,700,000
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)			70,657,935	70,657,935
Total Money Market Funds (Cost $560,135,130)				560,135,130

Options Purchased–1.20%
(Cost $12,658,397)(f)				11,394,706
TOTAL INVESTMENTS IN SECURITIES–94.25% (Cost $892,054,247)				898,335,449
OTHER ASSETS LESS LIABILITIES–5.75%				54,833,640
NET ASSETS–100.00%				$953,169,089
Investment Abbreviations:
EMTN	– European Medium-Term Notes
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $72,372,452, which represented 7.59% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,269,511	$129,797,244	$(140,900,325)	$-	$-	$147,166,430	$3,453,119
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	110,226,460	111,600,488	(130,216,183)	-	-	91,610,765	1,987,320
Invesco Treasury Obligations Portfolio, Institutional Class	336,300,000	-	(85,600,000)	-	-	250,700,000	6,310,372
Invesco Treasury Portfolio, Institutional Class	44,106,515	241,052,024	(214,500,604)	-	-	70,657,935	1,176,775
Total	$648,902,486	$482,449,756	$(571,217,112)	$-	$-	$560,135,130	$12,927,586

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	05/16/2025	58	EUR	4,800.00	EUR	2,784,000	$10,250
EURO STOXX 50 Index	Put	08/15/2025	58	EUR	4,600.00	EUR	2,668,000	49,016
EURO STOXX 50 Index	Put	06/20/2025	58	EUR	4,950.00	EUR	2,871,000	58,018
EURO STOXX 50 Index	Put	07/18/2025	58	EUR	4,900.00	EUR	2,842,000	70,502
EURO STOXX 50 Index	Put	09/19/2025	58	EUR	4,850.00	EUR	2,813,000	94,484
EURO STOXX 50 Index	Put	10/17/2025	58	EUR	4,800.00	EUR	2,784,000	98,755
EURO STOXX 50 Index	Put	12/19/2025	58	EUR	4,700.00	EUR	2,726,000	106,771
EURO STOXX 50 Index	Put	01/16/2026	58	EUR	4,700.00	EUR	2,726,000	112,553
EURO STOXX 50 Index	Put	11/21/2025	58	EUR	4,800.00	EUR	2,784,000	112,947
EURO STOXX 50 Index	Put	02/20/2026	58	EUR	5,100.00	EUR	2,958,000	206,118
EURO STOXX 50 Index	Put	04/17/2026	58	EUR	5,100.00	EUR	2,958,000	224,778
EURO STOXX 50 Index	Put	03/20/2026	58	EUR	5,400.00	EUR	3,132,000	308,487
FTSE 100 Index	Put	05/16/2025	31	GBP	8,100.00	GBP	2,511,000	8,056
FTSE 100 Index	Put	06/20/2025	31	GBP	8,275.00	GBP	2,565,250	41,314
FTSE 100 Index	Put	07/18/2025	31	GBP	8,200.00	GBP	2,542,000	47,098
FTSE 100 Index	Put	08/15/2025	31	GBP	8,150.00	GBP	2,526,500	50,609
FTSE 100 Index	Put	11/21/2025	31	GBP	8,100.00	GBP	2,511,000	79,942
FTSE 100 Index	Put	10/17/2025	31	GBP	8,225.00	GBP	2,549,750	84,487
FTSE 100 Index	Put	09/19/2025	31	GBP	8,275.00	GBP	2,565,250	85,519
FTSE 100 Index	Put	01/16/2026	31	GBP	8,150.00	GBP	2,526,500	95,641
FTSE 100 Index	Put	12/19/2025	31	GBP	8,250.00	GBP	2,557,500	110,514
FTSE 100 Index	Put	02/20/2026	31	GBP	8,475.00	GBP	2,627,250	145,631
FTSE 100 Index	Put	04/17/2026	31	GBP	8,500.00	GBP	2,635,000	158,025
FTSE 100 Index	Put	03/20/2026	31	GBP	8,800.00	GBP	2,728,000	242,305
MSCI Emerging Markets Index	Put	05/16/2025	43	USD	1,050.00	USD	4,515,000	64,500
MSCI Emerging Markets Index	Put	06/20/2025	43	USD	1,070.00	USD	4,601,000	85,785
MSCI Emerging Markets Index	Put	08/15/2025	43	USD	1,080.00	USD	4,644,000	139,750
MSCI Emerging Markets Index	Put	07/18/2025	43	USD	1,090.00	USD	4,687,000	152,435
MSCI Emerging Markets Index	Put	09/19/2025	43	USD	1,080.00	USD	4,644,000	193,715
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
MSCI Emerging Markets Index	Put	01/16/2026	43	USD	1,060.00	USD	4,558,000	$230,480
MSCI Emerging Markets Index	Put	12/19/2025	43	USD	1,080.00	USD	4,644,000	243,165
MSCI Emerging Markets Index	Put	02/20/2026	43	USD	1,070.00	USD	4,601,000	254,775
MSCI Emerging Markets Index	Put	11/21/2025	43	USD	1,125.00	USD	4,837,500	303,795
MSCI Emerging Markets Index	Put	03/20/2026	43	USD	1,090.00	USD	4,687,000	304,870
MSCI Emerging Markets Index	Put	04/17/2026	43	USD	1,100.00	USD	4,730,000	333,035
MSCI Emerging Markets Index	Put	10/17/2025	43	USD	1,160.00	USD	4,988,000	354,535
Nikkei 225 Index	Put	06/13/2025	20	JPY	36,750.00	JPY	735,000,000	206,323
Nikkei 225 Index	Put	06/13/2025	20	JPY	37,250.00	JPY	745,000,000	248,286
Nikkei 225 Index	Put	09/12/2025	20	JPY	36,500.00	JPY	730,000,000	301,441
Nikkei 225 Index	Put	06/12/2026	19	JPY	34,250.00	JPY	650,750,000	350,154
Nikkei 225 Index	Put	09/12/2025	20	JPY	37,250.00	JPY	745,000,000	357,393
Nikkei 225 Index	Put	12/12/2025	19	JPY	37,000.00	JPY	703,000,000	403,308
Nikkei 225 Index	Put	12/12/2025	19	JPY	37,250.00	JPY	707,750,000	421,248
Nikkei 225 Index	Put	09/12/2025	20	JPY	38,000.00	JPY	760,000,000	422,437
Nikkei 225 Index	Put	03/13/2026	20	JPY	36,250.00	JPY	725,000,000	430,829
Nikkei 225 Index	Put	12/12/2025	19	JPY	37,500.00	JPY	712,500,000	439,852
Nikkei 225 Index	Put	03/13/2026	19	JPY	37,000.00	JPY	703,000,000	459,120
Nikkei 225 Index	Put	03/13/2026	19	JPY	37,250.00	JPY	707,750,000	476,395
S&P 500 Index	Put	05/16/2025	4	USD	5,100.00	USD	2,040,000	5,580
S&P 500 Index	Put	06/20/2025	4	USD	5,400.00	USD	2,160,000	43,920
S&P 500 Index	Put	07/18/2025	4	USD	5,600.00	USD	2,240,000	83,320
S&P 500 Index	Put	08/15/2025	4	USD	5,525.00	USD	2,210,000	84,580
S&P 500 Index	Put	09/19/2025	4	USD	5,650.00	USD	2,260,000	114,280
S&P 500 Index	Put	10/17/2025	4	USD	5,750.00	USD	2,300,000	138,500
S&P 500 Index	Put	04/17/2026	4	USD	5,625.00	USD	2,250,000	153,040
S&P 500 Index	Put	11/21/2025	4	USD	5,825.00	USD	2,330,000	160,060
S&P 500 Index	Put	01/16/2026	4	USD	5,975.00	USD	2,390,000	196,600
S&P 500 Index	Put	03/20/2026	4	USD	5,975.00	USD	2,390,000	206,440
S&P 500 Index	Put	02/20/2026	4	USD	6,000.00	USD	2,400,000	207,460
S&P 500 Index	Put	12/19/2025	4	USD	6,100.00	USD	2,440,000	221,480
Total Index Options Purchased								$11,394,706

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	319	June-2025	$19,353,730	$(3,319,851)	$(3,319,851)
Gasoline Reformulated Blendstock Oxygenate Blending	287	May-2025	24,321,356	760,054	760,054
Low Sulphur Gas Oil	16	June-2025	957,600	(114,800)	(114,800)
Natural Gas	65	November-2025	3,014,700	(209,358)	(209,358)
New York Harbor Ultra-Low Sulfur Diesel	250	May-2025	21,018,900	(2,760,902)	(2,760,902)
WTI Crude	205	July-2025	11,723,950	(2,548,427)	(2,548,427)
Subtotal				(8,193,284)	(8,193,284)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	375	June-2025	$36,933,750	$(2,012,658)	$(2,012,658)
EURO STOXX 50 Index	395	June-2025	22,852,597	(1,391,733)	(1,391,733)
FTSE 100 Index	61	June-2025	6,880,787	(209,487)	(209,487)
MSCI Emerging Markets Index	1,845	June-2025	102,397,500	(3,655,923)	(3,655,923)
Nikkei 225 Index	59	June-2025	14,867,604	(151,922)	(151,922)
Subtotal				(7,421,723)	(7,421,723)
Interest Rate Risk
Australia 10 Year Bonds	1,817	June-2025	133,813,557	3,161,802	3,161,802
Canada 10 Year Bonds	2,272	June-2025	203,797,708	339,470	339,470
Euro-Bund	264	June-2025	39,411,779	134,692	134,692
Japan 10 Year Bonds	118	June-2025	116,077,074	2,219,339	2,219,339
Long Gilt	256	June-2025	31,906,348	179,109	179,109
U.S. Treasury Long Bonds	914	June-2025	106,595,250	(256,208)	(256,208)
Subtotal				5,778,204	5,778,204
Subtotal—Long Futures Contracts				(9,836,803)	(9,836,803)
Short Futures Contracts
Commodity Risk
LME Primary Aluminum	28	June-2025	(1,679,769)	69,794	69,794
Equity Risk
E-Mini S&P 500 Index	109	June-2025	(30,449,150)	387,910	387,910
Subtotal—Short Futures Contracts				457,704	457,704
Total Futures Contracts				$(9,379,099)	$(9,379,099)

(a)	Futures contracts collateralized by $31,011,172 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19%	Monthly	77,000	December—2025	USD	7,798,021	$—	$184,192	$184,192
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce LME Copper Standard Roll Excess Return Index	0.06	Monthly	11,300	April—2026	USD	5,805,967	—	329,315	329,315
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	65,500	February—2026	USD	7,577,754	—	178,992	178,992
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index	0.15	Monthly	76,500	December—2025	USD	8,051,533	—	271,850	271,850
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	665,000	December—2025	USD	11,529,105	—	871,150	871,150
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	58,000	February—2026	USD	6,889,588	—	557,009	557,009
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25%	Monthly	177,000	December—2025	USD	12,512,803	$—	$0	$0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	75,500	October—2025	USD	5,770,291	—	0	0
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.16	Monthly	324,000	November—2025	USD	15,434,485	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	97,400	November—2025	USD	15,253,181	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	60,000	February—2026	USD	6,466,710	—	0	0
Subtotal									—	2,392,508	2,392,508
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.00	Monthly	173,000	October—2025	USD	36,468,244	—	250,936	250,936
Subtotal — Appreciation									—	2,643,444	2,643,444
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	22,500	February—2026	USD	6,880,952	—	(13,149)	(13,149)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Silver Index	0.00	Monthly	29,500	September—2025	USD	4,161,323	—	(79,975)	(79,975)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	40,700	February—2026	USD	5,246,841	—	(55,140)	(55,140)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	157,000	April—2026	USD	7,373,932	5,686	(62,769)	(68,455)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	46,500	February—2026	USD	8,442,698	—	(218,034)	(218,034)
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	87,000	December—2025	USD	11,132,442	—	(309,746)	(309,746)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	64,200	January—2026	USD	21,497,685	—	(845,411)	(845,411)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	57,600	October—2025	USD	12,364,813	—	(362,690)	(362,690)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	7,800	February—2026	USD	2,464,794	—	(4,129)	(4,129)
Subtotal									5,686	(1,951,043)	(1,956,729)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	0.00%	Monthly	226,000	October—2025	USD	36,697,880	$—	$(415,847)	$(415,847)
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	491,000	October—2025	USD	58,754,140	—	(83,235)	(83,235)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	216,000	October—2025	USD	37,826,201	—	(2,457,669)	(2,457,669)
Subtotal									—	(2,956,751)	(2,956,751)
Subtotal — Depreciation									5,686	(4,907,794)	(4,913,480)
Total — Total Return Swap Agreements									$5,686	$(2,264,350)	$(2,270,036)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $5,200,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.060%	Monthly	4,250	July—2025	EUR	19,372,138	$—	$661,961	$661,961
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.020%	Monthly	70,000	August—2025	JPY	248,257,100	—	105,832	105,832
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	651,542	July—2025	JPY	2,310,713,249	—	985,060	985,060
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.015%	Monthly	475,000	July—2025	JPY	1,684,601,750	—	718,148	718,148
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.100%	Monthly	232,753	August—2025	JPY	803,305,083	—	462,876	462,876
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.100%	Monthly	71,519	August—2025	JPY	246,834,955	—	142,230	142,230
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.105%	Monthly	997,469	July—2025	JPY	3,442,584,709	—	1,983,669	1,983,669
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.110%	Monthly	368,259	August—2025	JPY	1,270,979,651	—	732,357	732,357
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.890%	Monthly	420	May—2025	GBP	2,454,358	—	152,289	152,289
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.900%	Monthly	1,418	May—2025	GBP	8,286,381	$—	$514,158	$514,158
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.850%	Monthly	1,772	May—2025	GBP	13,244,973	—	939,399	939,399
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.430%	Monthly	750	October—2025	GBP	6,348,983	—	108,864	108,864
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.011%	Monthly	2,620	July—2025	EUR	19,035,489	—	1,096,064	1,096,064
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.030%	Monthly	222,114	August—2025	JPY	787,733,964	—	335,812	335,812
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	336,344	August—2025	JPY	1,192,854,086	—	508,515	508,515
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.490%	Monthly	1,320	October—2025	USD	13,907,903	—	179,183	179,183
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.510%	Monthly	1,000	October—2025	USD	13,263,230	—	497,607	497,607
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.500%	Monthly	1,760	October—2025	USD	14,250,438	—	207,504	207,504
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.890%	Monthly	962	May—2025	GBP	5,621,649	—	348,815	348,815
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.879%	Monthly	428	May—2025	GBP	3,199,125	—	226,898	226,898
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.430%	Monthly	327	October—2025	GBP	2,768,156	—	47,465	47,465
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.460%	Monthly	333	October—2025	GBP	2,782,758	$—	$96,567	$96,567
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.480%	Monthly	333	July—2025	GBP	2,717,646	—	183,341	183,341
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.120%	Monthly	150,000	July—2025	JPY	517,698,000	—	298,305	298,305
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.509%	Monthly	247	July—2025	GBP	2,015,792	—	135,992	135,992
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.085%	Monthly	5,100	September—2025	EUR	19,108,476	—	878,995	878,995
Total — Total Return Swap Agreements									$—	$12,547,906	$12,547,906

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $5,200,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index
	Long Futures Contracts
	Aluminum	100.00%
Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index
	Long Futures Contracts
	Gold	100.00%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce LME Copper Standard Roll Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Coffee	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soymeal	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $331,919,117)	$338,200,319
Investments in affiliated money market funds, at value (Cost $560,135,130)	560,135,130
Other investments:
Unrealized appreciation on LME futures contracts	69,794
Swaps receivable — OTC	2,108,600
Unrealized appreciation on swap agreements — OTC	15,191,350
Premiums paid on swap agreements — OTC	5,686
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	31,011,172
Cash collateral — OTC Derivatives	5,200,000
Foreign currencies, at value (Cost $12,113,119)	12,084,722
Receivable for:
Investments sold	20,488
Fund shares sold	143,312
Dividends	1,931,404
Interest	31,304
Investment for trustee deferred compensation and retirement plans	540,403
Other assets	11,914
Total assets	966,685,598
Liabilities:
Other investments:
Variation margin payable — non-LME futures contracts	2,225,444
Swaps payable — OTC	3,207,972
Unrealized depreciation on swap agreements—OTC	4,913,480
Payable for:
Fund shares reacquired	645,591
Amount due custodian	1,255,255
Accrued fees to affiliates	607,286
Accrued trustees’ and officers’ fees and benefits	778
Accrued other operating expenses	92,568
Trustee deferred compensation and retirement plans	568,135
Total liabilities	13,516,509
Net assets applicable to shares outstanding	$953,169,089
Net assets consist of:
Shares of beneficial interest	$1,189,122,681
Distributable earnings (loss)	(235,953,592)
$953,169,089
Net Assets:
Class A	$573,269,284
Class C	$36,608,792
Class R	$14,143,165
Class Y	$296,423,908
Class R5	$3,777,871
Class R6	$28,946,069
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	73,525,231
Class C	5,112,436
Class R	1,872,481
Class Y	36,885,703
Class R5	469,975
Class R6	3,585,145
Class A:
Net asset value per share	$7.80
Maximum offering price per share (Net asset value of $7.80 ÷ 94.50%)	$8.25
Class C:
Net asset value and offering price per share	$7.16
Class R:
Net asset value and offering price per share	$7.55
Class Y:
Net asset value and offering price per share	$8.04
Class R5:
Net asset value and offering price per share	$8.04
Class R6:
Net asset value and offering price per share	$8.07
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $96,712)	$7,073,393
Dividends from affiliated money market funds	12,927,586
Total investment income	20,000,979
Expenses:
Advisory fees	4,790,710
Administrative services fees	78,520
Custodian fees	39,643
Distribution fees:
Class A	759,454
Class C	218,515
Class R	38,868
Transfer agent fees — A, C, R and Y	759,364
Transfer agent fees — R5	3,676
Transfer agent fees — R6	3,915
Trustees’ and officers’ fees and benefits	13,894
Registration and filing fees	47,238
Reports to shareholders	51,150
Professional services fees	43,703
Other	15,081
Total expenses	6,863,731
Less: Fees waived and/or expense offset arrangement(s)	(267,341)
Net expenses	6,596,390
Net investment income	13,404,589
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,686,279)
Foreign currencies	294,591
Futures contracts	(48,984,901)
Swap agreements	(17,289,136)
(73,665,725)
Change in net unrealized appreciation of:
Unaffiliated investment securities	6,384,047
Foreign currencies	74,559
Futures contracts	13,647,091
Swap agreements	18,655,018
38,760,715
Net realized and unrealized gain (loss)	(34,905,010)
Net increase (decrease) in net assets resulting from operations	$(21,500,421)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$13,404,589	$43,833,454
Net realized gain (loss)	(73,665,725)	108,147,619
Change in net unrealized appreciation	38,760,715	25,348,764
Net increase (decrease) in net assets resulting from operations	(21,500,421)	177,329,837
Distributions to shareholders from distributable earnings:
Class A	(73,231,093)	(15,953,610)
Class C	(5,511,858)	(929,968)
Class R	(1,868,729)	(339,762)
Class Y	(43,929,149)	(12,574,677)
Class R5	(985,026)	(226,914)
Class R6	(2,773,763)	(634,393)
Total distributions from distributable earnings	(128,299,618)	(30,659,324)
Share transactions–net:
Class A	6,993,862	(132,388,484)
Class C	(6,489,346)	(21,174,661)
Class R	(3,217)	(1,986,106)
Class Y	(48,255,278)	(187,019,241)
Class R5	(4,297,853)	(2,379,157)
Class R6	8,396,219	(5,527,587)
Net increase (decrease) in net assets resulting from share transactions	(43,655,613)	(350,475,236)
Net increase (decrease) in net assets	(193,455,652)	(203,804,723)
Net assets:
Beginning of period	1,146,624,741	1,350,429,464
End of period	$953,169,089	$1,146,624,741
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco Balanced-Risk Allocation Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$9.00	$0.10	$(0.26)	$(0.16)	$(1.04)	$—	$(1.04)	$7.80	(2.08)%	$573,269	1.32%(d)	1.37%(d)	2.51%(d)	6%
Year ended 10/31/24	8.07	0.30	0.82	1.12	(0.19)	—	(0.19)	9.00	14.02	652,194	1.30	1.35	3.35	89
Year ended 10/31/23	8.24	0.25	(0.42)	(0.17)	—	—	—	8.07	(2.06)	706,256	1.29	1.34	2.95	17
Year ended 10/31/22	12.09	(0.04)	(1.29)	(1.33)	(1.43)	(1.09)	(2.52)	8.24	(13.99)	852,412	1.31	1.35	(0.47)	92
Year ended 10/31/21	10.12	(0.15)	2.25	2.10	(0.13)	—	(0.13)	12.09	20.91	1,093,094	1.31	1.33	(1.26)	16
Year ended 10/31/20	11.33	(0.05)	0.01	(0.04)	(0.67)	(0.50)	(1.17)	10.12	(0.55)	831,513	1.24	1.30	(0.53)	81
Class C
Six months ended 04/30/25	8.30	0.07	(0.25)	(0.18)	(0.96)	—	(0.96)	7.16	(2.47)	36,609	2.07 (d)	2.12 (d)	1.76 (d)	6
Year ended 10/31/24	7.44	0.21	0.76	0.97	(0.11)	—	(0.11)	8.30	13.17	49,693	2.05	2.10	2.60	89
Year ended 10/31/23	7.66	0.17	(0.39)	(0.22)	—	—	—	7.44	(2.87)	63,864	2.04	2.09	2.20	17
Year ended 10/31/22	11.36	(0.11)	(1.19)	(1.30)	(1.31)	(1.09)	(2.40)	7.66	(14.57)	100,109	2.06	2.10	(1.22)	92
Year ended 10/31/21	9.50	(0.22)	2.12	1.90	(0.04)	—	(0.04)	11.36	20.04	167,794	2.06	2.08	(2.01)	16
Year ended 10/31/20	10.69	(0.12)	0.00	(0.12)	(0.57)	(0.50)	(1.07)	9.50	(1.36)	349,294	1.99	2.05	(1.28)	81
Class R
Six months ended 04/30/25	8.74	0.09	(0.27)	(0.18)	(1.01)	—	(1.01)	7.55	(2.33)	14,143	1.57 (d)	1.62 (d)	2.26 (d)	6
Year ended 10/31/24	7.83	0.27	0.80	1.07	(0.16)	—	(0.16)	8.74	13.86	16,373	1.55	1.60	3.10	89
Year ended 10/31/23	8.02	0.22	(0.41)	(0.19)	—	—	—	7.83	(2.37)	16,480	1.54	1.59	2.70	17
Year ended 10/31/22	11.82	(0.07)	(1.25)	(1.32)	(1.39)	(1.09)	(2.48)	8.02	(14.21)	16,270	1.56	1.60	(0.72)	92
Year ended 10/31/21	9.90	(0.17)	2.19	2.02	(0.10)	—	(0.10)	11.82	20.52	17,666	1.56	1.58	(1.51)	16
Year ended 10/31/20	11.10	(0.08)	0.02	(0.06)	(0.64)	(0.50)	(1.14)	9.90	(0.77)	15,202	1.49	1.55	(0.78)	81
Class Y
Six months ended 04/30/25	9.26	0.12	(0.28)	(0.16)	(1.06)	—	(1.06)	8.04	(1.97)	296,424	1.07 (d)	1.12 (d)	2.76 (d)	6
Year ended 10/31/24	8.30	0.33	0.84	1.17	(0.21)	—	(0.21)	9.26	14.31	395,325	1.05	1.10	3.60	89
Year ended 10/31/23	8.46	0.28	(0.44)	(0.16)	—	—	—	8.30	(1.89)	526,412	1.04	1.09	3.20	17
Year ended 10/31/22	12.34	(0.02)	(1.31)	(1.33)	(1.46)	(1.09)	(2.55)	8.46	(13.66)	792,547	1.06	1.10	(0.22)	92
Year ended 10/31/21	10.33	(0.12)	2.29	2.17	(0.16)	—	(0.16)	12.34	21.18	1,062,698	1.06	1.08	(1.01)	16
Year ended 10/31/20	11.55	(0.03)	0.01	(0.02)	(0.70)	(0.50)	(1.20)	10.33	(0.34)	1,000,148	0.99	1.05	(0.28)	81
Class R5
Six months ended 04/30/25	9.27	0.12	(0.28)	(0.16)	(1.07)	—	(1.07)	8.04	(2.02)	3,778	1.02 (d)	1.07 (d)	2.81 (d)	6
Year ended 10/31/24	8.31	0.33	0.85	1.18	(0.22)	—	(0.22)	9.27	14.36	9,091	1.00	1.05	3.65	89
Year ended 10/31/23	8.46	0.28	(0.43)	(0.15)	—	—	—	8.31	(1.77)	10,334	0.99	1.04	3.25	17
Year ended 10/31/22	12.35	(0.02)	(1.31)	(1.33)	(1.47)	(1.09)	(2.56)	8.46	(13.72)	12,874	1.04	1.08	(0.20)	92
Year ended 10/31/21	10.34	(0.12)	2.30	2.18	(0.17)	—	(0.17)	12.35	21.22	16,750	1.02	1.04	(0.97)	16
Year ended 10/31/20	11.56	(0.03)	0.02	(0.01)	(0.71)	(0.50)	(1.21)	10.34	(0.26)	15,707	0.94	1.00	(0.23)	81
Class R6
Six months ended 04/30/25	9.30	0.12	(0.28)	(0.16)	(1.07)	—	(1.07)	8.07	(1.96)	28,946	0.95 (d)	1.00 (d)	2.88 (d)	6
Year ended 10/31/24	8.34	0.34	0.84	1.18	(0.22)	—	(0.22)	9.30	14.39	23,950	0.95	1.00	3.70	89
Year ended 10/31/23	8.49	0.29	(0.44)	(0.15)	—	—	—	8.34	(1.77)	27,084	0.93	0.98	3.31	17
Year ended 10/31/22	12.38	(0.01)	(1.32)	(1.33)	(1.47)	(1.09)	(2.56)	8.49	(13.62)	38,385	0.97	1.01	(0.13)	92
Year ended 10/31/21	10.37	(0.11)	2.30	2.19	(0.18)	—	(0.18)	12.38	21.26	49,008	0.95	0.97	(0.90)	16
Year ended 10/31/20	11.59	(0.02)	0.02	0.00	(0.72)	(0.50)	(1.22)	10.37	(0.21)	159,353	0.86	0.92	(0.15)	81

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
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Invesco Balanced-Risk Allocation Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
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Invesco Balanced-Risk Allocation Fund

Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.
Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations
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Invesco Balanced-Risk Allocation Fund

such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
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Invesco Balanced-Risk Allocation Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.950%
Next $250 million	0.925%
Next $500 million	0.900%
Next $1.5 billion	0.875%
Next $2.5 billion	0.850%
Next $2.5 billion	0.825%
Next $2.5 billion	0.800%
Over $10 billion	0.775%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.92%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $253,960.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $27,751 in front-end sales commissions from the sale of Class A shares and $1 and $711 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
20
Invesco Balanced-Risk Allocation Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$254,433,161	$—	$254,433,161
Commodity-Linked Securities	—	72,372,452	—	72,372,452
Money Market Funds	560,135,130	—	—	560,135,130
Options Purchased	11,394,706	—	—	11,394,706
Total Investments in Securities	571,529,836	326,805,613	—	898,335,449
Other Investments - Assets*
Futures Contracts	7,252,170	—	—	7,252,170
Swap Agreements	—	15,191,350	—	15,191,350
	7,252,170	15,191,350	—	22,443,520
Other Investments - Liabilities*
Futures Contracts	(16,631,269)	—	—	(16,631,269)
Swap Agreements	—	(4,913,480)	—	(4,913,480)
	(16,631,269)	(4,913,480)	—	(21,544,749)
Total Other Investments	(9,379,099)	10,277,870	—	898,771
Total Investments	$562,150,737	$337,083,483	$—	$899,234,220

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$829,848	$387,910	$6,034,412	$7,252,170
Unrealized appreciation on swap agreements — OTC	2,392,508	12,798,842	—	15,191,350
Options purchased, at value — Exchange-Traded(b)	—	11,394,706	—	11,394,706
Total Derivative Assets	3,222,356	24,581,458	6,034,412	33,838,226
Derivatives not subject to master netting agreements	(829,848)	(11,782,616)	(6,034,412)	(18,646,876)
Total Derivative Assets subject to master netting agreements	$2,392,508	$12,798,842	$—	$15,191,350
	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(8,953,338)	$(7,421,723)	$(256,208)	$(16,631,269)
Unrealized depreciation on swap agreements — OTC	(1,956,729)	(2,956,751)	—	(4,913,480)
Total Derivative Liabilities	(10,910,067)	(10,378,474)	(256,208)	(21,544,749)
Derivatives not subject to master netting agreements	8,953,338	7,421,723	256,208	16,631,269
Total Derivative Liabilities subject to master netting agreements	$(1,956,729)	$(2,956,751)	$—	$(4,913,480)
21
Invesco Balanced-Risk Allocation Fund

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
BNP Paribas S.A.	$6,043,070	$(35,974)	$6,007,096	$—	$(4,940,000)	$1,067,096
Citibank, N.A.	3,655,101	(514,657)	3,140,444	—	(2,290,000)	850,444
J.P. Morgan Chase Bank, N.A.	3,193,313	(114,748)	3,078,565	(546,518)	(1,340,000)	1,192,047
Macquarie Bank Ltd.	—	(84,147)	(84,147)	—	30,000	(54,147)
Merrill Lynch International	1,014,986	(24,311)	990,675	—	(730,000)	260,675
Morgan Stanley and Co. International PLC	—	(2,457,669)	(2,457,669)	—	2,457,669	—
Subtotal - Fund	13,906,470	(3,231,506)	10,674,964	(546,518)	(6,812,331)	3,316,115
Subsidiary
Barclays Bank PLC	184,192	(14,388)	169,804	—	(169,804)	—
Canadian Imperial Bank of Commerce	780,157	(737,369)	42,788	—	(42,788)	—
Citibank, N.A.	871,150	(531)	870,619	—	(850,000)	20,619
Goldman Sachs International	557,009	(1,148)	555,861	—	(555,861)	—
J.P. Morgan Chase Bank, N.A.	—	(1,209,723)	(1,209,723)	—	830,000	(379,723)
Macquarie Bank Ltd.	—	(4,198)	(4,198)	—	—	(4,198)
Merrill Lynch International	—	(1,682,505)	(1,682,505)	—	—	(1,682,505)
Royal Bank of Canada	1,000,972	(1,240,084)	(239,112)	—	—	(239,112)
Subtotal - Subsidiary	3,393,480	(4,889,946)	(1,496,466)	—	(788,453)	(2,284,919)
Total	$17,299,950	$(8,121,452)	$9,178,498	$(546,518)	$(7,600,784)	$1,031,196
(a)
The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(1,301,630)	$(4,461,184)	$(43,222,087)	$(48,984,901)
Options purchased(a)	-	(7,708,555)	-	(7,708,555)
Swap agreements	1,384,193	(18,673,329)	-	(17,289,136)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(7,374,147)	(14,835,899)	35,857,137	13,647,091
Options purchased(a)	-	4,911,654	-	4,911,654
Swap agreements	2,381,099	16,273,919	-	18,655,018
Total	$(4,910,485)	$(24,493,394)	$(7,364,950)	$(36,768,829)

(a)	Options purchased, at value as reported in the Schedule of Investments.
The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Index Options Purchased	Swap Agreements
Average notional value	$1,108,028,372	$248,131,189	$646,761,248
Average contracts	—	2,273	—

22
Invesco Balanced-Risk Allocation Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $13,381.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$90,566,228	$119,068,417	$209,634,645
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $7,351,105 and $2,761,773, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$66,196,261
Aggregate unrealized (depreciation) of investments	(31,567,668)
Net unrealized appreciation of investments	$34,628,593
Cost of investments for tax purposes is $864,611,313.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,770,951	$14,311,989	3,205,051	$28,343,494
Class C	327,175	2,476,081	656,548	5,343,605
Class R	149,913	1,176,603	359,978	3,094,902
Class Y	2,702,366	22,632,085	7,640,795	68,574,454
Class R5	29,607	235,851	141,418	1,272,031
Class R6	1,454,461	12,010,984	4,838,973	44,319,517
23
Invesco Balanced-Risk Allocation Fund

	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	8,332,581	$66,493,997	1,722,898	$14,524,010
Class C	691,369	5,081,559	108,379	848,611
Class R	239,789	1,855,970	41,151	337,442
Class Y	4,235,008	34,811,764	1,154,088	9,982,861
Class R5	113,348	931,718	24,698	213,888
Class R6	285,976	2,359,306	64,073	556,157
Automatic conversion of Class C shares to Class A shares:
Class A	708,523	5,704,553	1,305,271	11,504,490
Class C	(770,564)	(5,704,553)	(1,410,674)	(11,504,490)
Reacquired:
Class A	(9,747,169)	(79,516,677)	(21,297,656)	(186,760,478)
Class C	(1,121,230)	(8,342,433)	(1,952,037)	(15,862,387)
Class R	(390,730)	(3,035,790)	(631,093)	(5,418,450)
Class Y	(12,746,699)	(105,699,127)	(29,539,418)	(265,576,556)
Class R5	(653,758)	(5,465,422)	(429,223)	(3,865,076)
Class R6	(729,784)	(5,974,071)	(5,576,981)	(50,403,261)
Net increase (decrease) in share activity	(5,118,867)	$(43,655,613)	(39,573,761)	$(350,475,236)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24
Invesco Balanced-Risk Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
25
Invesco Balanced-Risk Allocation Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
IBRA-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Balanced-Risk Commodity Strategy Fund
Nasdaq:
A: BRCAX ■ C: BRCCX ■ R: BRCRX ■ Y: BRCYX ■ R5: BRCNX ■ R6: IBRFX

2	Consolidated Schedule of Investments
7	Consolidated Financial Statements
10	Consolidated Financial Highlights
11	Notes to Consolidated Financial Statements
19	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–19.44%
U.S. Treasury Floating Rate Notes–19.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.49%	01/31/2026	$57,300	$57,368,949
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	4.40%	04/30/2026	59,200	59,213,622
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	4.43%	07/31/2026	56,700	56,745,738
Total U.S. Treasury Securities (Cost $173,230,687)				173,328,309
		Expiration Date
Commodity-Linked Securities–11.09%
Bank of Montreal, 1 month SOFR (linked to the Bloomberg Gold Subindex, multiplied by 2) (Canada)(b)(c)		06/03/2025	32,000	66,983,250
Royal Bank of Canada, (linked to RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		09/30/2025	16,800	15,247,825
Societe Generale, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2) (France)(d)		03/30/2026	18,000	16,639,667
Total Commodity-Linked Securities (Cost $66,800,000)				98,870,742
			Shares
Money Market Funds–69.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f)			147,846,627	147,846,627
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.52%(e)(f)			197,592,392	197,592,392
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)			273,609,271	273,609,271
Total Money Market Funds (Cost $619,048,290)				619,048,290
TOTAL INVESTMENTS IN SECURITIES–99.96% (Cost $859,078,977)				891,247,341
OTHER ASSETS LESS LIABILITIES–0.04%				318,956
NET ASSETS–100.00%				$891,566,297
Investment Abbreviations:
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $82,231,075, which represented 9.22% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$110,229,844	$81,706,598	$(44,089,815)	$-	$-	$147,846,627	$2,840,412
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	153,034,155	221,528,582	(176,970,345)	-	-	197,592,392	3,949,177
Invesco Treasury Portfolio, Institutional Class	203,749,531	151,740,825	(81,881,085)	-	-	273,609,271	5,208,618
Total	$467,013,530	$454,976,005	$(302,941,245)	$-	$-	$619,048,290	$11,998,207

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	355	July-2025	$53,349,844	$8,171,489	$8,171,489
Corn	135	July-2025	3,209,625	(27,993)	(27,993)
Cotton No. 2	525	December-2025	17,794,875	(340,410)	(340,410)
Lean Hogs	291	December-2025	8,794,020	(54,702)	(54,702)
Soybean	534	July-2025	27,888,150	(167,090)	(167,090)
Total Futures Contracts				$7,581,294	$7,581,294

(a)	Futures contracts collateralized by $10,207,372 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47%	Monthly	77,500	August—2025	USD	10,848,024	$—	$466,914	$466,914
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	311,500	June—2025	USD	26,997,954	—	240,073	240,073
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A Excess Return Index	0.12	Monthly	34,700	April—2026	USD	5,654,306	—	124,573	124,573
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	47,900	January—2026	USD	40,536,400	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	408,000	November—2025	USD	28,843,070	—	0	0
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	99,600	August—2025	USD	38,096,751	—	0	0
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	140,000	February—2026	USD	21,345,786	—	405,356	405,356
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2WH0 Index	0.05	Monthly	6,100	April—2026	USD	993,699	—	467	467
Royal Bank of Canada	Receive	RBC Enhanced Crude Oil Excess Return Index	0.32	Monthly	60,600	June—2025	USD	23,237,222	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	57,100	February—2026	USD	38,528,219	—	0	0
Subtotal — Appreciation									—	1,237,383	1,237,383
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.17%	Monthly	70,500	April—2026	USD	24,154,661	$—	$(968,536)	$(968,536)
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	39,100	August—2025	USD	19,045,164	—	(1,085,963)	(1,085,963)
BNP Paribas S.A.	Receive	BNP Paribas Rolling Futures IY SB Index	0.15	Monthly	135,500	December—2025	USD	37,034,819	—	(892,403)	(892,403)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	54,000	January—2026	USD	5,766,190	—	(64,827)	(64,827)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index	0.20	Monthly	42,000	April—2026	USD	4,043,634	—	(38,430)	(38,430)
Goldman Sachs International	Receive	S&P GSCI Sugar Index Excess Return	0.30	Monthly	76,500	June—2025	USD	22,500,432	—	(1,364,033)	(1,364,033)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	141,600	January—2026	USD	47,415,454	—	(1,864,645)	(1,864,645)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,242,000	February—2026	USD	62,945,181	—	(815,746)	(815,746)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	192,300	February—2026	USD	56,861,841	—	(853,062)	(853,062)
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2SM0 Index	0.03	Monthly	3,800	April—2026	USD	1,572,123	—	(11,157)	(11,157)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15		17,050	April—2026	USD	13,272,677	—	(506,126)	(506,126)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30		229,400	April—2026	USD	52,500,300	—	(1,563,889)	(1,563,889)
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	469,300	December—2025	USD	45,551,854	—	(1,177,589)	(1,177,589)
Subtotal — Depreciation									—	(11,206,406)	(11,206,406)
Total — Total Return Swap Agreements									$—	$(9,969,023)	$(9,969,023)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $14,550,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live cattle	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Single Commodity Nickel type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Macquarie Single Commodity Zinc type A Excess Return Index
	Long Futures Contracts
	Zinc	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline Unleaded	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100.00%
Morgan Stanley MSCY2WH0 Index
	Long Futures Contracts
	Wheat	100.00%
RBC Enhanced Crude Oil Excess Return Index
	Long Futures Contracts
	Crude Oil	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
BNP Paribas Rolling Futures IY SB Index
	Long Futures Contracts
	Sugar	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Copper	100.00%
S&P GSCI Sugar Index Excess Return
	Long Futures Contracts
	Sugar	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminium	100.00%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
Morgan Stanley MSCY2SM0 Index
	Long Futures Contracts
	Soybean	100.00%
Morgan Stanley MSCY2XBD0 Index
	Long Futures Contracts
	Gasoline RBOB	100.00%
Morgan Stanley Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100.00%
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $240,030,687)	$272,199,051
Investments in affiliated money market funds, at value (Cost $619,048,290)	619,048,290
Other investments:
Swaps receivable — OTC	1,959,438
Unrealized appreciation on swap agreements — OTC	1,237,383
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	10,207,372
Cash collateral — OTC Derivatives	14,550,000
Receivable for:
Fund shares sold	1,249,782
Dividends	2,136,106
Interest	21,470
Investment for trustee deferred compensation and retirement plans	71,409
Other assets	81,554
Total assets	922,761,855
Liabilities:
Other investments:
Variation margin payable — futures contracts	222,152
Swaps payable — OTC	16,370,308
Unrealized depreciation on swap agreements—OTC	11,206,406
Payable for:
Fund shares reacquired	950,411
Amount due custodian	1,901,036
Accrued fees to affiliates	318,844
Accrued trustees’ and officers’ fees and benefits	204
Accrued other operating expenses	113,629
Trustee deferred compensation and retirement plans	112,568
Total liabilities	31,195,558
Net assets applicable to shares outstanding	$891,566,297
Net assets consist of:
Shares of beneficial interest	$864,606,415
Distributable earnings	26,959,882
$891,566,297
Net Assets:
Class A	$54,630,443
Class C	$14,561,857
Class R	$9,200,230
Class Y	$517,708,216
Class R5	$141,267,367
Class R6	$154,198,184
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,486,295
Class C	2,521,463
Class R	1,474,220
Class Y	77,476,476
Class R5	21,013,270
Class R6	22,877,325
Class A:
Net asset value per share	$6.44
Maximum offering price per share (Net asset value of $6.44 ÷ 94.50%)	$6.81
Class C:
Net asset value and offering price per share	$5.78
Class R:
Net asset value and offering price per share	$6.24
Class Y:
Net asset value and offering price per share	$6.68
Class R5:
Net asset value and offering price per share	$6.72
Class R6:
Net asset value and offering price per share	$6.74
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest	$3,973,796
Dividends from affiliated money market funds	11,998,207
Total investment income	15,972,003
Expenses:
Advisory fees	4,183,245
Administrative services fees	49,492
Custodian fees	32,192
Distribution fees:
Class A	74,347
Class C	76,720
Class R	22,739
Transfer agent fees — A, C, R and Y	545,557
Transfer agent fees — R5	71,977
Transfer agent fees — R6	25,206
Trustees’ and officers’ fees and benefits	13,184
Registration and filing fees	46,017
Reports to shareholders	86,611
Professional services fees	41,852
Other	12,051
Total expenses	5,281,190
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(722,633)
Net expenses	4,558,557
Net investment income	11,413,446
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,185,008
Futures contracts	6,727,552
Swap agreements	(24,386,507)
(13,473,947)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,370,735
Futures contracts	8,656,709
Swap agreements	(9,227,375)
4,800,069
Net realized and unrealized gain (loss)	(8,673,878)
Net increase in net assets resulting from operations	$2,739,568
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$11,413,446	$26,438,110
Net realized gain (loss)	(13,473,947)	(14,966,046)
Change in net unrealized appreciation	4,800,069	14,920,761
Net increase in net assets resulting from operations	2,739,568	26,392,825
Distributions to shareholders from distributable earnings:
Class A	(2,866,693)	(2,541,305)
Class C	(660,503)	(768,253)
Class R	(402,392)	(280,924)
Class Y	(14,935,551)	(11,636,025)
Class R5	(6,682,162)	(4,841,656)
Class R6	(8,130,566)	(6,956,748)
Total distributions from distributable earnings	(33,677,867)	(27,024,911)
Share transactions–net:
Class A	(6,650,426)	(10,846,200)
Class C	(1,284,896)	(4,803,303)
Class R	634,330	55,331
Class Y	207,280,112	(28,442,926)
Class R5	2,452,291	1,735,796
Class R6	(19,303,130)	(25,735,434)
Net increase (decrease) in net assets resulting from share transactions	183,128,281	(68,036,736)
Net increase (decrease) in net assets	152,189,982	(68,668,822)
Net assets:
Beginning of period	739,376,315	808,045,137
End of period	$891,566,297	$739,376,315
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$6.72	$0.08	$(0.05)	$0.03	$(0.16)	$(0.15)	$(0.31)	$6.44	0.45%	$54,630	1.32%(d)	1.55%(d)	2.58%(d)	15%
Year ended 10/31/24	6.73	0.22	0.01	0.23	(0.21)	(0.03)	(0.24)	6.72	3.63	63,880	1.34	1.63	3.35	87
Year ended 10/31/23	7.28	0.21	(0.09)	0.12	(0.67)	—	(0.67)	6.73	1.91	75,011	1.32	1.57	3.10	17
Year ended 10/31/22	8.01	(0.03)	0.47	0.44	(1.17)	—	(1.17)	7.28	6.63	86,968	1.31	1.56	(0.41)	106
Year ended 10/31/21	5.81	(0.10)	2.30	2.20	—	—	—	8.01	37.87	45,976	1.33	1.67	(1.29)	14
Year ended 10/31/20	6.22	(0.03)	(0.32)	(0.35)	(0.06)	—	(0.06)	5.81	(5.75)	17,291	1.31	1.73	(0.51)	186
Class C
Six months ended 04/30/25	6.03	0.05	(0.04)	0.01	(0.11)	(0.15)	(0.26)	5.78	0.12	14,562	2.07 (d)	2.30 (d)	1.83 (d)	15
Year ended 10/31/24	6.10	0.15	0.01	0.16	(0.20)	(0.03)	(0.23)	6.03	2.86	16,491	2.09	2.38	2.60	87
Year ended 10/31/23	6.65	0.14	(0.07)	0.07	(0.62)	—	(0.62)	6.10	1.22	21,628	2.07	2.32	2.35	17
Year ended 10/31/22	7.44	(0.08)	0.42	0.34	(1.13)	—	(1.13)	6.65	5.69	26,355	2.06	2.31	(1.16)	106
Year ended 10/31/21	5.43	(0.14)	2.15	2.01	—	—	—	7.44	37.02	17,125	2.08	2.42	(2.04)	14
Year ended 10/31/20	5.87	(0.07)	(0.32)	(0.39)	(0.05)	—	(0.05)	5.43	(6.63)	4,393	2.06	2.48	(1.26)	186
Class R
Six months ended 04/30/25	6.52	0.07	(0.06)	0.01	(0.14)	(0.15)	(0.29)	6.24	0.19	9,200	1.57 (d)	1.80 (d)	2.33 (d)	15
Year ended 10/31/24	6.55	0.20	0.01	0.21	(0.21)	(0.03)	(0.24)	6.52	3.38	8,946	1.59	1.88	3.10	87
Year ended 10/31/23	7.09	0.19	(0.07)	0.12	(0.66)	—	(0.66)	6.55	1.85	8,830	1.57	1.82	2.85	17
Year ended 10/31/22	7.85	(0.05)	0.45	0.40	(1.16)	—	(1.16)	7.09	6.17	11,779	1.56	1.81	(0.66)	106
Year ended 10/31/21	5.70	(0.11)	2.26	2.15	—	—	—	7.85	37.72	2,932	1.58	1.92	(1.54)	14
Year ended 10/31/20	6.12	(0.04)	(0.33)	(0.37)	(0.05)	—	(0.05)	5.70	(6.03)	1,603	1.56	1.98	(0.76)	186
Class Y
Six months ended 04/30/25	6.98	0.10	(0.07)	0.03	(0.18)	(0.15)	(0.33)	6.68	0.41	517,708	1.07 (d)	1.30 (d)	2.83 (d)	15
Year ended 10/31/24	6.96	0.25	0.01	0.26	(0.21)	(0.03)	(0.24)	6.98	4.00	324,117	1.09	1.38	3.60	87
Year ended 10/31/23	7.50	0.23	(0.08)	0.15	(0.69)	—	(0.69)	6.96	2.25	352,801	1.07	1.32	3.35	17
Year ended 10/31/22	8.22	(0.01)	0.47	0.46	(1.18)	—	(1.18)	7.50	6.80	515,659	1.06	1.31	(0.16)	106
Year ended 10/31/21	5.94	(0.08)	2.36	2.28	—	—	—	8.22	38.38	896,762	1.08	1.42	(1.04)	14
Year ended 10/31/20	6.36	(0.01)	(0.35)	(0.36)	(0.06)	—	(0.06)	5.94	(5.74)	316,851	1.06	1.48	(0.26)	186
Class R5
Six months ended 04/30/25	7.02	0.10	(0.07)	0.03	(0.18)	(0.15)	(0.33)	6.72	0.40	141,267	1.07 (d)	1.19 (d)	2.83 (d)	15
Year ended 10/31/24	7.00	0.25	0.01	0.26	(0.21)	(0.03)	(0.24)	7.02	3.97	144,734	1.09	1.22	3.60	87
Year ended 10/31/23	7.54	0.23	(0.08)	0.15	(0.69)	—	(0.69)	7.00	2.23	142,191	1.07	1.20	3.35	17
Year ended 10/31/22	8.26	(0.01)	0.47	0.46	(1.18)	—	(1.18)	7.54	6.76	154,845	1.06	1.17	(0.16)	106
Year ended 10/31/21	5.97	(0.08)	2.37	2.29	—	—	—	8.26	38.36	156,985	1.08	1.17	(1.04)	14
Year ended 10/31/20	6.38	(0.02)	(0.33)	(0.35)	(0.06)	—	(0.06)	5.97	(5.57)	148,151	1.06	1.28	(0.26)	186
Class R6
Six months ended 04/30/25	7.03	0.10	(0.06)	0.04	(0.18)	(0.15)	(0.33)	6.74	0.54	154,198	1.07 (d)	1.12 (d)	2.83 (d)	15
Year ended 10/31/24	7.02	0.25	0.00	0.25	(0.21)	(0.03)	(0.24)	7.03	3.82	181,209	1.09	1.15	3.60	87
Year ended 10/31/23	7.56	0.24	(0.09)	0.15	(0.69)	—	(0.69)	7.02	2.27	207,584	1.07	1.12	3.35	17
Year ended 10/31/22	8.28	(0.01)	0.47	0.46	(1.18)	—	(1.18)	7.56	6.77	383,476	1.04	1.10	(0.14)	106
Year ended 10/31/21	5.98	(0.08)	2.38	2.30	—	—	—	8.28	38.46	472,776	1.04	1.08	(1.00)	14
Year ended 10/31/20	6.40	(0.02)	(0.34)	(0.36)	(0.06)	—	(0.06)	5.98	(5.71)	116,491	1.06	1.19	(0.26)	186

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund III Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to provide total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
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Invesco Balanced-Risk Commodity Strategy Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
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Invesco Balanced-Risk Commodity Strategy Fund

Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Consolidated Statement of Assets and Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statement of Assets and Liabilities. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential
13
Invesco Balanced-Risk Commodity Strategy Fund

investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	1.050%
Next $250 million	1.025%
Next $500 million	1.000%
Next $1.5 billion	0.975%
Next $2.5 billion	0.950%
Next $2.5 billion	0.925%
Next $2.5 billion	0.900%
Over $10 billion	0.875%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 1.02%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including fiscal year-end Acquired Fund Fees and Expenses of 0.08% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $203,643 and reimbursed class level expenses of $52,939, $13,689, $8,165, $392,399, $47,909 and $1,278 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s
14
Invesco Balanced-Risk Commodity Strategy Fund

Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $9,866 in front-end sales commissions from the sale of Class A shares and $14 and $116 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$173,328,309	$—	$173,328,309
Commodity-Linked Securities	—	98,870,742	—	98,870,742
Money Market Funds	619,048,290	—	—	619,048,290
Total Investments in Securities	619,048,290	272,199,051	—	891,247,341
Other Investments - Assets*
Futures Contracts	8,171,489	—	—	8,171,489
Swap Agreements	—	1,237,383	—	1,237,383
	8,171,489	1,237,383	—	9,408,872
Other Investments - Liabilities*
Futures Contracts	(590,195)	—	—	(590,195)
Swap Agreements	—	(11,206,406)	—	(11,206,406)
	(590,195)	(11,206,406)	—	(11,796,601)
Total Other Investments	7,581,294	(9,969,023)	—	(2,387,729)
Total Investments	$626,629,584	$262,230,028	$—	$888,859,612

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
15
Invesco Balanced-Risk Commodity Strategy Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Value
Derivative Assets	Commodity Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$8,171,489
Unrealized appreciation on swap agreements — OTC	1,237,383
Total Derivative Assets	9,408,872
Derivatives not subject to master netting agreements	(8,171,489)
Total Derivative Assets subject to master netting agreements	$1,237,383
Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(590,195)
Unrealized depreciation on swap agreements — OTC	(11,206,406)
Total Derivative Liabilities	(11,796,601)
Derivatives not subject to master netting agreements	590,195
Total Derivative Liabilities subject to master netting agreements	$(11,206,406)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$466,914	$(973,502)	$(506,588)	$—	$20,000	$(486,588)
BNP Paribas S.A.	—	(1,984,671)	(1,984,671)	—	810,000	(1,174,671)
Canadian Imperial Bank of Commerce	—	(65,691)	(65,691)	—	—	(65,691)
Citibank, N.A.	—	(38,740)	(38,740)	—	—	(38,740)
Goldman Sachs International	—	(1,368,533)	(1,368,533)	—	1,070,000	(298,533)
J.P. Morgan Chase Bank, N.A.	—	(1,867,608)	(1,867,608)	—	1,150,000	(717,608)
Macquarie Bank Ltd.	364,646	(1,674,254)	(1,309,608)	—	1,309,608	—
Merrill Lynch International	—	(11,355,785)	(11,355,785)	—	9,500,000	(1,855,785)
Morgan Stanley and Co. International PLC	405,823	(2,082,727)	(1,676,904)	—	—	(1,676,904)
Royal Bank of Canada	1,959,438	(4,981,249)	(3,021,811)	—	2,000,000	(1,021,811)
UBS AG	—	(1,183,954)	(1,183,954)	—	—	(1,183,954)
Total	$3,196,821	$(27,576,714)	$(24,379,893)	$—	$15,859,608	$(8,520,285)
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Consolidated Statement of Operations
Commodity Risk
Realized Gain (Loss):
Futures contracts	$6,727,552
Swap agreements	(24,386,507)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	8,656,709
Swap agreements	(9,227,375)
Total	$(18,229,621)
16
Invesco Balanced-Risk Commodity Strategy Fund

The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Swap Agreements
Average notional value	$102,250,800	$580,057,664

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,611.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $18,000,000 and $39,382,027, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$46,305,612
Aggregate unrealized (depreciation) of investments	(14,709,109)
Net unrealized appreciation of investments	$31,596,503
Cost of investments for tax purposes is $857,263,109.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	854,783	$5,607,076	1,532,238	$10,067,693
Class C	124,785	731,345	167,399	999,913
Class R	203,889	1,288,550	714,873	4,497,723
Class Y	39,061,319	262,038,654	17,397,207	117,917,731
Class R5	531,687	3,631,930	1,428,861	9,669,187
Class R6	1,650,659	11,319,038	5,833,451	39,958,107
17
Invesco Balanced-Risk Commodity Strategy Fund

	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	405,513	$2,579,060	354,221	$2,231,595
Class C	105,023	600,732	123,719	703,959
Class R	65,217	402,392	45,903	280,924
Class Y	1,709,869	11,268,039	1,290,972	8,417,140
Class R5	1,007,779	6,681,573	737,991	4,841,217
Class R6	221,857	1,475,346	181,678	1,193,622
Automatic conversion of Class C shares to Class A shares:
Class A	40,879	268,575	102,659	678,929
Class C	(45,509)	(268,575)	(114,051)	(678,929)
Reacquired:
Class A	(2,315,838)	(15,105,137)	(3,632,093)	(23,824,417)
Class C	(396,006)	(2,348,398)	(988,762)	(5,828,246)
Class R	(167,282)	(1,056,612)	(737,312)	(4,723,316)
Class Y	(9,752,901)	(66,026,581)	(22,911,012)	(154,777,797)
Class R5	(1,150,799)	(7,861,212)	(1,853,362)	(12,774,608)
Class R6	(4,755,036)	(32,097,514)	(9,837,475)	(66,887,163)
Net increase (decrease) in share activity	27,399,888	$183,128,281	(10,162,895)	$(68,036,736)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco Balanced-Risk Commodity Strategy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco Balanced-Risk Commodity Strategy Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
BRCS-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Core Bond Fund
Nasdaq:
A: OPIGX ■ C: OPBCX ■ R: OPBNX ■ Y: OPBYX ■ R5:TRTMX ■ R6: OPBIX

2	Schedule of Investments
27	Financial Statements
30	Financial Highlights
31	Notes to Financial Statements
38	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–39.52%
Advertising–0.03%
Omnicom Group, Inc.,
2.45%, 04/30/2030	$100,000	$89,742
2.60%, 08/01/2031	850,000	745,465
		835,207
Aerospace & Defense–0.47%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(b)	1,377,000	1,395,508
5.13%, 03/26/2029(b)	1,197,000	1,222,562
5.50%, 03/26/2054(b)	882,000	857,531
Boeing Co. (The),
6.26%, 05/01/2027	639,000	658,441
6.30%, 05/01/2029	454,000	477,699
6.39%, 05/01/2031	91,000	97,176
6.53%, 05/01/2034	1,478,000	1,588,675
5.81%, 05/01/2050	498,000	467,165
General Dynamics Corp., 4.95%, 08/15/2035	1,982,000	1,989,371
Hexcel Corp., 5.88%, 02/26/2035	297,000	294,821
Howmet Aerospace, Inc., 4.85%, 10/15/2031	290,000	291,594
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	604,000	615,920
5.75%, 01/15/2035	1,302,000	1,327,669
L3Harris Technologies, Inc., 5.40%, 07/31/2033	77,000	78,252
Lockheed Martin Corp.,
5.10%, 11/15/2027	102,000	104,842
4.50%, 02/15/2029	578,000	583,436
4.75%, 02/15/2034	174,000	171,895
4.80%, 08/15/2034	827,000	820,656
5.90%, 11/15/2063	49,000	49,914
5.20%, 02/15/2064	100,000	90,871
Northrop Grumman Corp., 4.95%, 03/15/2053	61,000	53,913
RTX Corp.,
5.75%, 01/15/2029	283,000	295,922
6.00%, 03/15/2031	173,000	184,944
5.15%, 02/27/2033	182,000	184,047
6.40%, 03/15/2054	141,000	151,556
		14,054,380
Agricultural & Farm Machinery–0.21%
AGCO Corp.,
5.45%, 03/21/2027	426,000	429,877
5.80%, 03/21/2034	531,000	527,817
CNH Industrial Capital LLC, 4.75%, 03/21/2028	1,251,000	1,257,247
Deere & Co., 5.45%, 01/16/2035	2,664,000	2,755,731
John Deere Capital Corp.,
4.70%, 06/10/2030	370,000	376,763
5.10%, 04/11/2034	969,000	982,541
		6,329,976
Principal Amount		Value
Agricultural Products & Services–0.00%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	$110,000	$104,367
Air Freight & Logistics–0.14%
GXO Logistics, Inc.,
6.25%, 05/06/2029	942,000	958,627
6.50%, 05/06/2034	858,000	858,115
United Parcel Service, Inc.,
5.15%, 05/22/2034	743,000	753,801
5.50%, 05/22/2054	1,142,000	1,089,638
5.60%, 05/22/2064	527,000	500,072
		4,160,253
Application Software–0.13%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	546,000	535,204
Intuit, Inc., 5.20%, 09/15/2033	366,000	376,411
Roper Technologies, Inc.,
4.50%, 10/15/2029	588,000	585,679
4.75%, 02/15/2032	371,000	367,415
4.90%, 10/15/2034	1,055,000	1,025,801
Salesforce, Inc., 1.50%, 07/15/2028	440,000	407,468
Synopsys, Inc., 5.70%, 04/01/2055	710,000	686,834
		3,984,812
Asset Management & Custody Banks–1.29%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	2,779,000	2,708,594
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	532,000	557,301
5.15%, 05/15/2033	230,000	232,979
5.20%, 04/15/2035	4,106,000	4,114,254
Ares Management Corp., 5.60%, 10/11/2054	400,000	366,632
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)	1,601,000	1,620,523
4.98%, 03/14/2030(c)	183,000	187,177
5.06%, 07/22/2032(c)	949,000	963,805
5.19%, 03/14/2035(c)	153,000	154,724
BlackRock, Inc., 4.75%, 05/25/2033	264,000	264,201
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	2,121,000	2,008,062
5.88%, 11/15/2027	799,000	809,269
Blue Owl Credit Income Corp.,
3.13%, 09/23/2026	200,000	192,746
7.75%, 09/16/2027	100,000	103,666
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	4,363,000	4,435,258
Brookfield Finance, Inc. (Canada), 5.68%, 01/15/2035	110,000	111,173
Citadel L.P.,
6.00%, 01/23/2030(b)	394,000	401,189
6.38%, 01/23/2032(b)	707,000	727,838
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Core Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Northern Trust Corp.,
4.00%, 05/10/2027	$200,000	$199,756
3.65%, 08/03/2028	220,000	216,699
6.13%, 11/02/2032	61,000	65,713
State Street Corp.,
4.99%, 03/18/2027	825,000	837,795
5.33% (SOFR + 0.95%), 04/24/2028(d)	1,795,000	1,799,201
5.68%, 11/21/2029(c)	668,000	695,803
4.73%, 02/28/2030	3,605,000	3,649,080
4.83%, 04/24/2030	2,715,000	2,754,767
6.12%, 11/21/2034(c)	428,000	448,096
5.15%, 02/28/2036(c)	4,166,000	4,186,125
6.45%(c)(e)	4,012,000	3,941,842
		38,754,268
Automobile Manufacturers–1.35%
American Honda Finance Corp.,
4.90%, 03/12/2027	110,000	111,169
4.70%, 01/12/2028	178,000	179,706
2.25%, 01/12/2029	440,000	405,976
4.60%, 04/17/2030	89,000	89,103
5.05%, 07/10/2031	110,000	111,746
4.90%, 01/10/2034	505,000	496,044
Daimler Truck Finance North America LLC (Germany),
5.60%, 08/08/2025(b)	957,000	958,186
5.15%, 01/16/2026(b)	884,000	885,964
5.00%, 01/15/2027(b)	917,000	923,664
5.38%, 01/18/2034(b)	825,000	819,150
5.63%, 01/13/2035(b)	3,346,000	3,347,796
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	788,000	797,099
Ford Motor Credit Co. LLC,
5.92%, 03/20/2028	1,908,000	1,897,236
6.80%, 11/07/2028	1,136,000	1,159,502
Hyundai Capital America,
5.50%, 03/30/2026(b)	173,000	174,029
5.65%, 06/26/2026(b)	418,000	422,487
5.25%, 01/08/2027(b)	1,050,000	1,057,727
5.00%, 01/07/2028(b)	4,788,000	4,802,324
5.60%, 03/30/2028(b)	212,000	215,642
5.35%, 03/19/2029(b)	200,000	201,636
5.30%, 01/08/2030(b)	2,024,000	2,043,443
5.80%, 04/01/2030(b)	52,000	53,353
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,323,000	2,360,449
Mercedes-Benz Finance North America LLC (Germany),
4.80%, 01/11/2027(b)	1,871,000	1,877,194
5.10%, 08/03/2028(b)	920,000	931,719
4.85%, 01/11/2029(b)	838,000	840,507
5.00%, 01/11/2034(b)	560,000	546,746
5.13%, 08/01/2034(b)	1,825,000	1,796,494
PACCAR Financial Corp.,
4.95%, 10/03/2025	153,000	153,382
4.60%, 01/10/2028	78,000	79,354
4.00%, 09/26/2029	1,895,000	1,877,415
Principal Amount		Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp.,
5.40%, 11/20/2026	$440,000	$448,205
4.63%, 01/12/2028	97,000	98,157
4.55%, 08/09/2029	766,000	771,152
5.55%, 11/20/2030	110,000	115,616
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(b)	1,731,000	1,738,980
4.90%, 08/14/2026(b)	1,252,000	1,253,837
5.30%, 03/22/2027(b)	1,125,000	1,134,248
5.25%, 03/22/2029(b)	1,305,000	1,310,778
4.95%, 08/15/2029(b)	1,125,000	1,116,757
5.60%, 03/22/2034(b)	930,000	917,923
		40,521,895
Automotive Parts & Equipment–0.03%
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	223,000	224,909
5.00%, 02/15/2029(b)	389,000	395,878
4.90%, 05/01/2033(b)	232,000	229,196
		849,983
Automotive Retail–0.06%
AutoZone, Inc.,
5.05%, 07/15/2026	182,000	183,234
5.20%, 08/01/2033	213,000	212,838
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	1,500,000	1,466,735
		1,862,807
Biotechnology–0.22%
AbbVie, Inc.,
4.80%, 03/15/2027	2,263,000	2,292,999
4.65%, 03/15/2028	100,000	101,506
4.80%, 03/15/2029	1,336,000	1,362,912
4.95%, 03/15/2031	300,000	307,099
5.05%, 03/15/2034	912,000	919,996
5.40%, 03/15/2054	577,000	553,420
5.50%, 03/15/2064	658,000	633,026
Amgen, Inc.,
5.15%, 03/02/2028	199,000	203,446
5.25%, 03/02/2030	76,000	78,185
Gilead Sciences, Inc.,
5.25%, 10/15/2033	163,000	166,484
5.55%, 10/15/2053	121,000	118,052
		6,737,125
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	110,000	110,999
Broadcasting–0.04%
Paramount Global,
5.85%, 09/01/2043	779,000	660,898
4.95%, 05/19/2050	779,000	574,997
		1,235,895
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Core Bond Fund

Principal Amount		Value
Broadline Retail–0.02%
Alibaba Group Holding Ltd. (China),
4.00%, 12/06/2037	$400,000	$345,688
4.20%, 12/06/2047	400,000	314,236
		659,924
Building Products–0.37%
Carrier Global Corp., 5.90%, 03/15/2034	130,000	136,947
Holcim Finance US LLC (Switzerland),
4.60%, 04/07/2027(b)	1,981,000	1,988,456
4.70%, 04/07/2028(b)	2,806,000	2,827,674
4.95%, 04/07/2030(b)	1,356,000	1,370,559
5.40%, 04/07/2035(b)	4,115,000	4,115,254
Owens Corning, 5.95%, 06/15/2054	700,000	691,754
		11,130,644
Cable & Satellite–0.05%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.75%, 02/15/2028	440,000	427,369
2.30%, 02/01/2032	200,000	162,665
6.65%, 02/01/2034	464,000	480,532
Comcast Corp.,
5.50%, 11/15/2032	89,000	92,581
4.80%, 05/15/2033	300,000	296,319
Cox Communications, Inc., 5.70%, 06/15/2033(b)	90,000	90,584
		1,550,050
Cargo Ground Transportation–0.20%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	84,000	84,924
5.35%, 01/12/2027(b)	95,000	96,118
5.70%, 02/01/2028(b)	111,000	113,962
5.55%, 05/01/2028(b)	178,000	182,427
6.05%, 08/01/2028(b)	190,000	197,702
5.25%, 02/01/2030(b)	3,705,000	3,768,695
Ryder System, Inc.,
4.90%, 12/01/2029	1,221,000	1,225,139
6.60%, 12/01/2033	318,000	343,931
		6,012,898
Casinos & Gaming–0.02%
Golub Capital Private Credit Fund, 5.80%, 09/12/2029(b)	200,000	196,907
Las Vegas Sands Corp., 3.50%, 08/18/2026	110,000	107,626
Sands China Ltd. (Macau), 5.40%, 08/08/2028	400,000	393,815
		698,348
Commercial & Residential Mortgage Finance–0.07%
Aviation Capital Group LLC, 6.75%, 10/25/2028(b)	445,000	471,143
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	1,031,000	1,059,770
Principal Amount		Value
Commercial & Residential Mortgage Finance–(continued)
Radian Group, Inc., 6.20%, 05/15/2029	$640,000	$661,109
		2,192,022
Computer & Electronics Retail–0.01%
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	110,000	108,179
Leidos, Inc., 5.75%, 03/15/2033	117,000	119,960
		228,139
Construction Machinery & Heavy Transportation Equipment– 0.08%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	737,000	738,072
Caterpillar, Inc., 2.60%, 09/19/2029	500,000	470,263
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	1,038,000	1,065,207
		2,273,542
Consumer Finance–0.91%
American Express Co.,
5.65%, 04/23/2027(c)	1,431,000	1,446,311
4.73%, 04/25/2029(c)	2,784,000	2,810,273
5.64% (SOFR + 1.26%), 04/25/2029(d)	8,585,000	8,630,428
5.53%, 04/25/2030(c)	1,289,000	1,333,496
5.02%, 04/25/2031(c)	6,159,000	6,260,815
4.99%, 05/26/2033(c)	220,000	215,326
5.44%, 01/30/2036(c)	2,331,000	2,353,666
5.67%, 04/25/2036(c)	4,120,000	4,230,691
General Motors Financial Co., Inc., 5.40%, 04/06/2026	64,000	64,147
		27,345,153
Consumer Staples Merchandise Retail–0.35%
Dollar General Corp., 5.50%, 11/01/2052	70,000	62,781
Target Corp.,
4.50%, 09/15/2032	97,000	95,642
5.00%, 04/15/2035	1,545,000	1,529,372
Walmart, Inc.,
3.25%, 07/08/2029	880,000	858,139
4.35%, 04/28/2030	2,336,000	2,364,451
4.90%, 04/28/2035	5,231,000	5,300,786
4.50%, 09/09/2052	37,000	32,222
4.50%, 04/15/2053	290,000	253,019
		10,496,412
Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033	59,000	58,809
Constellation Brands, Inc.,
4.80%, 05/01/2030	812,000	813,729
4.90%, 05/01/2033	57,000	55,657
Diageo Capital PLC (United Kingdom), 5.50%, 01/24/2033	200,000	205,924
		1,134,119
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Core Bond Fund

Principal Amount		Value
Distributors–0.10%
Genuine Parts Co.,
6.50%, 11/01/2028	$223,000	$236,149
4.95%, 08/15/2029	2,270,000	2,282,671
6.88%, 11/01/2033	457,000	503,765
		3,022,585
Diversified Banks–9.00%
Africa Finance Corp. (Supranational), 7.50%(b)(c)(e)	5,890,000	5,761,598
Australia and New Zealand Banking Group Ltd. (Australia), 5.20%, 09/30/2035(b)(c)	5,512,000	5,318,472
Banco Santander S.A. (Spain),
3.80%, 02/23/2028	200,000	195,507
5.55%, 03/14/2028(c)	1,200,000	1,218,811
4.18%, 03/24/2028(c)	400,000	396,832
Bank of America Corp.,
3.82%, 01/20/2028(c)	400,000	395,599
4.95%, 07/22/2028(c)	51,000	51,553
5.21% (SOFR + 0.83%), 01/24/2029(d)	1,947,000	1,932,236
5.20%, 04/25/2029(c)	272,000	277,906
5.82%, 09/15/2029(c)	406,000	422,997
5.16%, 01/24/2031(c)	1,064,000	1,084,162
5.39% (SOFR + 1.01%), 01/24/2031(d)	1,727,000	1,708,409
5.43%, 08/15/2035(c)	1,928,000	1,887,787
5.52%, 10/25/2035(c)	200,000	196,238
5.51%, 01/24/2036(c)	5,261,000	5,334,580
3.85%, 03/08/2037(c)	220,000	196,243
6.63%(c)(e)	3,981,000	3,992,786
Bank of Montreal (Canada),
5.30%, 06/05/2026	136,000	137,330
7.70%, 05/26/2084(c)	1,288,000	1,314,287
7.30%, 11/26/2084(c)	1,178,000	1,160,596
Bank of New York Mellon (The),
4.59%, 04/20/2027(c)	2,226,000	2,234,567
5.09% (SOFR + 0.71%), 04/20/2027(d)	3,053,000	3,059,983
4.73%, 04/20/2029(c)	1,556,000	1,578,314
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(c)	1,568,000	1,591,873
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	1,108,000	1,148,264
8.00%, 01/27/2084(c)	1,256,000	1,288,289
Barclays PLC (United Kingdom),
5.83%, 05/09/2027(c)	200,000	202,111
6.50%, 09/13/2027(c)	400,000	409,115
5.37%, 02/25/2031(c)	1,273,000	1,290,477
7.44%, 11/02/2033(c)	200,000	223,268
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico (Mexico), 8.13%, 01/08/2039(b)(c)	458,000	467,101
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(c)	2,248,000	2,247,236
5.84% (SOFR + 1.43%), 05/09/2029(b)(d)	7,499,000	7,501,550
5.09%, 05/09/2031(b)(c)	7,146,000	7,139,141
Principal Amount		Value
Diversified Banks–(continued)
BPCE S.A. (France),
6.29%, 01/14/2036(b)(c)	$1,935,000	$2,005,348
6.92%, 01/14/2046(b)(c)	1,507,000	1,533,797
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(c)	2,792,000	2,699,051
Citibank N.A., 4.93%, 08/06/2026	1,450,000	1,461,610
Citigroup, Inc.,
5.17%, 02/13/2030(c)	407,000	413,088
4.54%, 09/19/2030(c)	2,723,000	2,696,086
4.41%, 03/31/2031(c)	300,000	294,631
6.17%, 05/25/2034(c)	362,000	370,648
5.83%, 02/13/2035(c)	1,111,000	1,104,835
5.41%, 09/19/2039(c)	2,442,000	2,331,800
5.61%, 03/04/2056(c)	5,579,000	5,335,291
Series AA, 7.63%(c)(e)	4,516,000	4,648,459
Series Z, 7.38%(c)(e)	4,401,000	4,466,751
Comerica, Inc., 5.98%, 01/30/2030(c)	175,000	177,223
Cooperatieve Rabobank U.A. (Netherlands),
4.33%, 08/28/2026	4,357,000	4,367,983
5.25%, 05/24/2041	400,000	389,649
Fifth Third Bancorp,
1.71%, 11/01/2027(c)	79,000	75,601
6.34%, 07/27/2029(c)	43,000	45,103
4.77%, 07/28/2030(c)	135,000	134,602
4.90%, 09/06/2030(c)	300,000	299,378
5.63%, 01/29/2032(c)	134,000	137,318
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)	3,446,000	3,469,632
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(c)	1,373,000	1,394,893
5.60%, 05/17/2028(c)	1,151,000	1,170,978
5.21%, 08/11/2028(c)	830,000	840,444
5.40% (SOFR + 1.04%), 11/19/2028(d)	3,985,000	3,968,805
5.55%, 03/04/2030(c)	200,000	205,059
5.29%, 11/19/2030(c)	2,514,000	2,552,797
5.65% (SOFR + 1.29%), 11/19/2030(d)	4,516,000	4,510,932
5.13%, 03/03/2031(c)	2,024,000	2,040,737
2.36%, 08/18/2031(c)	300,000	263,519
7.40%, 11/13/2034(c)	1,025,000	1,127,128
6.33%, 03/09/2044(c)	1,241,000	1,303,340
6.88%(c)(e)	1,120,000	1,113,523
6.95%(c)(e)	1,204,000	1,176,869
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	1,191,000	1,216,516
JPMorgan Chase & Co.,
4.25%, 10/01/2027	110,000	110,427
3.63%, 12/01/2027	110,000	108,346
5.57%, 04/22/2028(c)	1,021,000	1,044,420
4.85%, 07/25/2028(c)	70,000	70,766
4.92%, 01/24/2029(c)	953,000	966,677
5.18% (SOFR + 0.80%), 01/24/2029(d)	3,049,000	3,047,513
5.30%, 07/24/2029(c)	269,000	275,726
6.09%, 10/23/2029(c)	367,000	385,842
5.01%, 01/23/2030(c)	226,000	229,842
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
5.58%, 04/22/2030(c)	$816,000	$845,831
5.00%, 07/22/2030(c)	1,601,000	1,624,717
4.60%, 10/22/2030(c)	2,703,000	2,702,149
5.14%, 01/24/2031(c)	2,206,000	2,253,572
5.10%, 04/22/2031(c)	3,317,000	3,377,924
2.55%, 11/08/2032(c)	220,000	191,926
4.59%, 04/26/2033(c)	43,000	42,034
5.72%, 09/14/2033(c)	119,000	122,790
5.34%, 01/23/2035(c)	211,000	212,845
5.50%, 01/24/2036(c)	2,443,000	2,486,601
5.57%, 04/22/2036(c)	3,058,000	3,128,995
5.53%, 11/29/2045(c)	3,491,000	3,440,569
Series NN, 6.88%(c)(e)	583,000	602,003
Series OO, 6.50%(c)(e)	8,415,000	8,429,758
KeyBank N.A.,
3.30%, 06/01/2025	689,000	687,877
4.15%, 08/08/2025	629,000	627,818
5.85%, 11/15/2027	936,000	961,433
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(c)	200,000	196,452
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	899,000	909,492
5.26%, 04/17/2030(c)	1,241,000	1,268,557
5.16%, 04/24/2031(c)	2,737,000	2,787,953
5.86% (SOFR + 1.48%), 04/24/2031(d)	1,802,000	1,822,835
5.41%, 04/19/2034(c)	916,000	933,131
5.43%, 04/17/2035(c)	1,218,000	1,228,714
5.57%, 01/16/2036(c)	2,634,000	2,685,798
5.62%, 04/24/2036(c)	6,609,000	6,756,187
8.20%(c)(e)	4,274,000	4,568,551
Mizuho Financial Group, Inc. (Japan),
4.02%, 03/05/2028	400,000	396,622
5.78%, 07/06/2029(c)	781,000	808,984
5.38%, 05/26/2030(c)	400,000	409,672
5.38%, 07/10/2030(c)	1,200,000	1,227,789
5.59%, 07/10/2035(c)	1,295,000	1,318,086
Morgan Stanley Bank N.A.,
4.75%, 04/21/2026	1,090,000	1,094,118
5.88%, 10/30/2026	1,649,000	1,689,071
4.45%, 10/15/2027(c)	3,656,000	3,660,964
4.95%, 01/14/2028(c)	1,609,000	1,622,496
5.02%, 01/12/2029(c)	1,609,000	1,633,538
5.28% (SOFR + 0.90%), 01/12/2029(d)	2,410,000	2,400,615
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)	4,075,000	4,120,204
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,596,000	1,636,151
5.00%, 05/30/2028(b)	1,178,000	1,204,385
Nordea Bank Abp (Finland), 6.30%(b)(c)(e)	1,224,000	1,169,077
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	1,163,000	1,173,316
PNC Bank N.A., 4.78%, 01/15/2027(c)	4,153,000	4,156,067
Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)	$494,000	$508,919
5.58%, 06/12/2029(c)	298,000	307,310
5.07%, 01/24/2034(c)	110,000	108,820
Royal Bank of Canada (Canada),
1.15%, 07/14/2026	100,000	96,524
4.95%, 02/01/2029	175,000	178,676
5.00%, 02/01/2033	139,000	139,700
7.50%, 05/02/2084(c)	1,194,000	1,229,490
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	988,000	1,003,904
6.75%, 02/08/2028(b)(c)	983,000	1,016,428
7.02%, 02/08/2030(b)(c)	985,000	1,058,232
5.01%, 10/15/2030(b)(c)	1,364,000	1,370,851
2.68%, 06/29/2032(b)(c)	1,468,000	1,273,020
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(e)	3,395,000	3,319,445
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	957,000	967,734
5.65%, 09/14/2026(b)	1,050,000	1,069,318
5.20%, 03/07/2027(b)	1,134,000	1,152,854
5.55%, 09/14/2028(b)	1,038,000	1,074,910
5.20%, 03/07/2029(b)	1,295,000	1,332,080
5.35%, 03/07/2034(b)	1,223,000	1,246,163
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	3,257,000	3,289,170
2.45%, 01/12/2032	200,000	172,512
8.13%, 10/31/2082(c)	1,101,000	1,140,730
7.25%, 07/31/2084(c)	1,202,000	1,197,081
Truist Bank, 2.25%, 03/11/2030	250,000	220,263
U.S. Bancorp,
5.78%, 06/12/2029(c)	110,000	113,812
4.97%, 07/22/2033(c)	110,000	106,415
UBS AG (Switzerland), 5.65%, 09/11/2028	951,000	988,792
Wells Fargo & Co.,
4.10%, 06/03/2026	400,000	398,723
5.16% (SOFR + 0.78%), 01/24/2028(d)	3,413,000	3,397,220
5.71%, 04/22/2028(c)	678,000	693,286
4.15%, 01/24/2029	330,000	326,835
5.75% (SOFR + 1.37%), 04/23/2029(d)	3,631,000	3,656,467
5.57%, 07/25/2029(c)	187,000	192,436
6.30%, 10/23/2029(c)	252,000	266,016
5.20%, 01/23/2030(c)	299,000	305,082
5.15%, 04/23/2031(c)	5,936,000	6,029,441
5.39%, 04/24/2034(c)	108,000	108,476
5.56%, 07/25/2034(c)	487,000	493,807
5.50%, 01/23/2035(c)	434,000	437,490
5.61%, 04/23/2036(c)	7,954,000	8,079,817
3.07%, 04/30/2041(c)	200,000	147,246
4.61%, 04/25/2053(c)	56,000	46,413
6.85%(c)(e)	937,000	949,563
7.63%(c)(e)	184,000	194,160
Series W, 4.90%, 01/24/2028(c)	1,517,000	1,527,569
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Westpac Banking Corp. (Australia),
6.82%, 11/17/2033	$812,000	$883,965
5.62%, 11/20/2035(c)	1,906,000	1,890,264
		271,273,297
Diversified Capital Markets–0.46%
Ares Strategic Income Fund, 5.70%, 03/15/2028(b)	2,800,000	2,795,744
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(c)	2,937,000	2,976,920
6.82%, 11/20/2029(c)	150,000	159,417
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)	826,000	831,524
4.75%, 05/12/2028(b)(c)	956,000	958,553
5.43%, 02/08/2030(b)(c)	949,000	972,176
7.13%(b)(c)(e)	2,520,000	2,416,384
Series 28, 9.25%(b)(c)(e)	1,198,000	1,297,424
Series 33, 9.25%(b)(c)(e)	1,192,000	1,335,386
		13,743,528
Diversified Financial Services–1.28%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
5.10%, 01/19/2029	697,000	704,845
6.50%, 01/31/2056(c)	2,528,000	2,461,244
Apollo Global Management, Inc., 6.38%, 11/15/2033	451,000	488,248
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	2,264,000	2,253,674
6.38%, 05/04/2028(b)	211,000	217,651
BlackRock Funding, Inc.,
4.70%, 03/14/2029	110,000	112,444
4.90%, 01/08/2035	578,000	579,448
5.35%, 01/08/2055	100,000	96,460
Citadel Finance LLC, 5.90%, 02/10/2030(b)	2,265,000	2,250,248
Corebridge Financial, Inc.,
6.05%, 09/15/2033	373,000	388,522
5.75%, 01/15/2034	589,000	600,862
Goldman Sachs Private Credit Corp.,
5.88%, 05/06/2028(b)	719,000	720,837
6.25%, 05/06/2030(b)	719,000	719,555
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	13,628,000	13,348,228
LPL Holdings, Inc.,
5.70%, 05/20/2027	1,056,000	1,076,706
5.20%, 03/15/2030	3,310,000	3,343,171
5.15%, 06/15/2030	2,587,000	2,596,469
5.65%, 03/15/2035	4,279,000	4,234,735
5.75%, 06/15/2035	2,382,000	2,370,426
		38,563,773
Diversified Metals & Mining–0.84%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	483,000	495,634
5.25%, 09/08/2030	322,000	332,516
5.25%, 09/08/2033	977,000	988,445
Principal Amount		Value
Diversified Metals & Mining–(continued)
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	$3,620,000	$3,657,361
5.37%, 04/04/2029(b)	469,000	478,333
5.19%, 04/01/2030(b)	2,496,000	2,528,060
5.63%, 04/04/2034(b)	457,000	457,273
5.67%, 04/01/2035(b)	3,138,000	3,131,727
5.89%, 04/04/2054(b)	350,000	330,486
6.14%, 04/01/2055(b)	1,217,000	1,180,541
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	400,000	429,832
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	1,748,000	1,757,629
4.50%, 03/14/2028	393,000	396,446
4.88%, 03/14/2030	2,300,000	2,335,773
5.00%, 03/14/2032	1,502,000	1,513,089
5.25%, 03/14/2035	2,097,000	2,106,037
5.75%, 03/14/2055	2,239,000	2,211,501
5.88%, 03/14/2065	1,097,000	1,084,654
		25,415,337
Diversified REITs–0.01%
VICI Properties L.P.,
5.75%, 04/01/2034	208,000	209,310
6.13%, 04/01/2054	211,000	202,336
		411,646
Diversified Support Services–0.12%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	273,000	287,276
5.04%, 03/25/2030(b)	3,325,000	3,310,996
		3,598,272
Electric Utilities–2.79%
Alabama Power Co.,
5.85%, 11/15/2033	131,000	139,378
5.10%, 04/02/2035	898,000	901,911
American Electric Power Co., Inc.,
5.75%, 11/01/2027	85,000	87,709
5.20%, 01/15/2029	341,000	348,066
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	1,842,000	1,873,602
5.05%, 03/01/2035	778,000	772,704
Commonwealth Edison Co., 3.70%, 08/15/2028	400,000	394,913
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034	279,000	275,445
5.25%, 01/15/2053	80,000	74,710
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	217,000	224,912
5.90%, 11/15/2053	270,000	272,068
Constellation Energy Generation LLC,
6.13%, 01/15/2034	153,000	160,900
6.50%, 10/01/2053	118,000	122,307
5.75%, 03/15/2054	459,000	434,110
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	1,248,000	1,273,736
5.25%, 03/15/2035	2,529,000	2,567,051
5.35%, 01/15/2053	123,000	115,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Corp.,
4.85%, 01/05/2029	$350,000	$354,880
5.00%, 08/15/2052	67,000	57,366
Duke Energy Indiana LLC, 5.40%, 04/01/2053	117,000	109,330
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	627,000	647,172
6.38%, 01/13/2055(b)	3,666,000	3,629,794
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	733,000	738,543
Entergy Corp., 7.13%, 12/01/2054(c)	575,000	579,563
Entergy Louisiana LLC,
5.15%, 09/15/2034	675,000	677,329
5.80%, 03/15/2055	1,203,000	1,188,817
Entergy Texas, Inc.,
5.25%, 04/15/2035	1,657,000	1,659,847
5.55%, 09/15/2054	553,000	523,495
Evergy Metro, Inc., 4.95%, 04/15/2033	135,000	133,843
Exelon Corp.,
5.15%, 03/15/2029	387,000	395,810
5.13%, 03/15/2031	3,662,000	3,729,421
5.45%, 03/15/2034	372,000	377,640
5.60%, 03/15/2053	346,000	324,924
5.88%, 03/15/2055	2,785,000	2,712,861
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	53,000	54,050
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	1,141,000	1,130,375
5.00%, 01/15/2035	782,000	771,348
Florida Power & Light Co.,
4.80%, 05/15/2033	90,000	89,638
5.80%, 03/15/2065	955,000	962,590
Georgia Power Co.,
4.65%, 05/16/2028	95,000	96,147
4.95%, 05/17/2033	117,000	116,778
MidAmerican Energy Co.,
5.35%, 01/15/2034	117,000	120,384
5.85%, 09/15/2054	148,000	149,850
5.30%, 02/01/2055	345,000	322,105
National Rural Utilities Cooperative Finance Corp.,
4.12%, 09/16/2027	3,241,000	3,243,570
4.85%, 02/07/2029	660,000	670,067
5.00%, 02/07/2031	614,000	628,642
5.80%, 01/15/2033	53,000	55,580
5.00%, 08/15/2034	2,629,000	2,618,358
7.13%, 09/15/2053(c)	1,470,000	1,514,049
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	130,000	130,916
4.85%, 02/04/2028	593,000	602,550
4.90%, 03/15/2029	1,006,000	1,019,408
6.75%, 06/15/2054(c)	560,000	567,105
6.38%, 08/15/2055(c)	1,145,000	1,150,276
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	312,000	310,372
Northern States Power Co.,
5.05%, 05/15/2035	3,185,000	3,197,197
5.65%, 05/15/2055	2,541,000	2,521,433
Principal Amount		Value
Electric Utilities–(continued)
OGE Energy Corp., 5.45%, 05/15/2029	$800,000	$825,503
Oglethorpe Power Corp., 5.90%, 02/01/2055(b)	881,000	862,230
Ohio Power Co., 5.65%, 06/01/2034	674,000	683,740
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	1,935,000	1,864,141
Oncor Electric Delivery Co. LLC,
4.50%, 03/20/2027(b)	3,643,000	3,668,720
4.65%, 11/01/2029	2,173,000	2,193,902
4.15%, 06/01/2032	110,000	105,269
4.55%, 09/15/2032	110,000	107,220
5.65%, 11/15/2033	317,000	329,609
5.80%, 04/01/2055(b)	3,578,000	3,538,972
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	110,000	113,738
5.55%, 05/15/2029	110,000	111,833
3.25%, 06/01/2031	440,000	392,751
4.40%, 03/01/2032	220,000	205,473
6.70%, 04/01/2053	110,000	111,387
5.90%, 10/01/2054	772,000	707,494
6.15%, 03/01/2055	1,202,000	1,128,126
PacifiCorp,
5.10%, 02/15/2029	410,000	418,367
5.30%, 02/15/2031	339,000	348,355
5.45%, 02/15/2034	439,000	442,550
5.80%, 01/15/2055	291,000	277,890
PPL Capital Funding, Inc., 5.25%, 09/01/2034	377,000	377,173
Public Service Co. of Colorado,
5.35%, 05/15/2034	200,000	201,304
5.25%, 04/01/2053	103,000	93,262
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	154,000	157,931
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	195,000	179,941
5.55%, 04/15/2054	680,000	645,543
Sierra Pacific Power Co., 5.90%, 03/15/2054	90,000	89,363
Southern California Edison Co.,
2.75%, 02/01/2032	110,000	93,775
3.65%, 02/01/2050	700,000	464,921
5.75%, 04/15/2054	110,000	99,305
Southern Co. (The),
5.15%, 10/06/2025	78,000	78,175
5.70%, 10/15/2032	57,000	59,286
4.85%, 03/15/2035	1,033,000	1,001,712
Southwestern Electric Power Co., 5.30%, 04/01/2033	124,000	123,541
Southwestern Public Service Co., 6.00%, 06/01/2054	200,000	200,607
State Street Bank and Trust Co., 4.83% (SOFR + 0.46%), 11/25/2026(d)	1,543,000	1,541,723
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	1,557,000	1,584,316
Tucson Electric Power Co., 5.20%, 09/15/2034	200,000	199,964
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Union Electric Co.,
5.20%, 04/01/2034	$916,000	$925,506
5.25%, 04/15/2035	2,245,000	2,279,558
5.13%, 03/15/2055	763,000	689,947
Virginia Electric & Power Co., 5.00%, 04/01/2033	114,000	113,258
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	1,265,000	1,271,515
6.95%, 10/15/2033(b)	248,000	266,478
6.00%, 04/15/2034(b)	447,000	451,928
5.70%, 12/30/2034(b)	1,687,000	1,680,457
Xcel Energy, Inc.,
4.75%, 03/21/2028	725,000	731,021
3.40%, 06/01/2030	110,000	103,470
		84,064,910
Electrical Components & Equipment–0.16%
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	2,509,000	2,531,083
5.25%, 04/30/2032(b)	2,379,000	2,412,108
		4,943,191
Electronic Components–0.06%
Amphenol Corp.,
5.00%, 01/15/2035	1,274,000	1,277,772
5.38%, 11/15/2054	631,000	613,585
		1,891,357
Electronic Equipment & Instruments–0.09%
Keysight Technologies, Inc., 5.35%, 07/30/2030	2,759,000	2,833,274
Electronic Manufacturing Services–0.01%
Jabil, Inc.,
3.95%, 01/12/2028	300,000	294,519
3.00%, 01/15/2031	100,000	89,501
		384,020
Environmental & Facilities Services–0.18%
Republic Services, Inc.,
4.88%, 04/01/2029	462,000	470,422
5.00%, 12/15/2033	350,000	352,380
5.00%, 04/01/2034	67,000	67,407
Rollins, Inc., 5.25%, 02/24/2035(b)	1,155,000	1,152,959
Veralto Corp.,
5.50%, 09/18/2026	919,000	932,346
5.35%, 09/18/2028	288,000	297,327
Waste Management, Inc., 5.35%, 10/15/2054	2,341,000	2,250,526
		5,523,367
Financial Exchanges & Data–0.03%
Intercontinental Exchange, Inc.,
3.63%, 09/01/2028	110,000	107,906
5.25%, 06/15/2031	110,000	113,995
4.60%, 03/15/2033	51,000	50,199
4.95%, 06/15/2052	65,000	57,825
5.20%, 06/15/2062	129,000	116,383
Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$90,000	$92,531
5.55%, 02/15/2034	126,000	129,433
5.95%, 08/15/2053	53,000	53,423
6.10%, 06/28/2063	119,000	119,798
		841,493
Food Distributors–0.04%
Sysco Corp., 5.10%, 09/23/2030	1,198,000	1,220,630
Food Retail–0.13%
Kroger Co. (The),
5.00%, 09/15/2034	1,921,000	1,883,602
5.65%, 09/15/2064	2,194,000	2,039,627
		3,923,229
Gas Utilities–0.07%
Atmos Energy Corp.,
5.90%, 11/15/2033	181,000	192,633
6.20%, 11/15/2053	131,000	139,392
5.00%, 12/15/2054	706,000	630,527
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	440,000	381,710
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	158,000	160,145
Southern California Gas Co.,
2.95%, 04/15/2027	110,000	107,305
5.20%, 06/01/2033	110,000	109,827
5.75%, 06/01/2053	200,000	193,189
Southwest Gas Corp., 5.45%, 03/23/2028	82,000	83,915
		1,998,643
Health Care Distributors–0.05%
Cardinal Health, Inc., 5.45%, 02/15/2034	274,000	276,974
Cencora, Inc., 5.13%, 02/15/2034	263,000	263,718
McKesson Corp.,
4.25%, 09/15/2029	759,000	757,649
5.10%, 07/15/2033	102,000	104,125
		1,402,466
Health Care Equipment–0.31%
Becton, Dickinson and Co., 4.69%, 02/13/2028	67,000	67,486
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	1,142,000	1,156,053
5.40%, 03/20/2034	882,000	880,786
Stryker Corp.,
4.55%, 02/10/2027	1,924,000	1,934,669
4.70%, 02/10/2028	758,000	767,063
3.65%, 03/07/2028	200,000	196,965
4.25%, 09/11/2029	1,672,000	1,663,263
4.85%, 02/10/2030	2,534,000	2,570,051
		9,236,336
Health Care Facilities–0.33%
Adventist Health System, 5.76%, 12/01/2034	450,000	448,675
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Core Bond Fund

Principal Amount		Value
Health Care Facilities–(continued)
HCA, Inc.,
3.13%, 03/15/2027	$110,000	$107,242
5.00%, 03/01/2028	1,021,000	1,032,928
5.45%, 04/01/2031	110,000	112,157
5.45%, 09/15/2034	611,000	606,562
5.75%, 03/01/2035	2,255,000	2,276,011
5.90%, 06/01/2053	186,000	176,374
5.95%, 09/15/2054	440,000	416,681
6.20%, 03/01/2055	912,000	894,598
Universal Health Services, Inc.,
4.63%, 10/15/2029	1,349,000	1,314,989
5.05%, 10/15/2034	2,210,000	2,065,284
UPMC,
5.04%, 05/15/2033	327,000	325,126
5.38%, 05/15/2043	185,000	177,173
		9,953,800
Health Care REITs–0.07%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	196,000	188,672
5.63%, 05/15/2054	836,000	765,516
Healthpeak OP LLC, 5.38%, 02/15/2035	1,058,000	1,052,837
		2,007,025
Health Care Services–0.73%
CommonSpirit Health,
5.21%, 12/01/2031	7,800,000	7,898,106
5.32%, 12/01/2034	1,594,000	1,580,034
5.55%, 12/01/2054	470,000	431,061
CVS Health Corp.,
3.63%, 04/01/2027	220,000	216,604
6.25%, 06/01/2027	110,000	113,961
4.30%, 03/25/2028	110,000	109,187
5.00%, 01/30/2029	272,000	275,060
5.13%, 02/21/2030	220,000	222,765
3.75%, 04/01/2030	110,000	104,690
5.25%, 01/30/2031	53,000	53,793
2.13%, 09/15/2031	440,000	370,596
7.00%, 03/10/2055(c)	4,507,000	4,570,316
6.00%, 06/01/2063	80,000	74,446
Icon Investments Six DAC,
5.81%, 05/08/2027	1,130,000	1,152,892
5.85%, 05/08/2029	1,029,000	1,054,187
6.00%, 05/08/2034	1,153,000	1,152,115
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	2,091,000	2,056,169
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	220,000	131,705
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	362,000	203,798
Quest Diagnostics, Inc., 6.40%, 11/30/2033	201,000	218,265
		21,989,750
Principal Amount		Value
Health Care Supplies–0.07%
Solventum Corp.,
5.45%, 02/25/2027	$495,000	$502,490
5.40%, 03/01/2029	950,000	969,235
5.60%, 03/23/2034	612,000	619,111
		2,090,836
Home Improvement Retail–0.11%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	1,101,000	1,102,593
5.41%, 09/12/2034	1,448,000	1,406,688
Home Depot, Inc. (The), 4.90%, 04/15/2029	465,000	477,695
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	12,000	11,332
5.85%, 04/01/2063	312,000	296,446
		3,294,754
Hotel & Resort REITs–0.04%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	354,000	358,362
4.95%, 01/15/2035	1,005,000	955,915
		1,314,277
Hotels, Resorts & Cruise Lines–0.16%
Expedia Group, Inc., 5.40%, 02/15/2035	2,450,000	2,413,229
Marriott International, Inc.,
4.88%, 05/15/2029	216,000	217,944
4.80%, 03/15/2030	1,080,000	1,081,594
5.30%, 05/15/2034	281,000	277,079
5.35%, 03/15/2035	838,000	824,525
		4,814,371
Human Resource & Employment Services–0.12%
Paychex, Inc.,
5.10%, 04/15/2030	2,241,000	2,275,303
5.60%, 04/15/2035	1,310,000	1,334,941
		3,610,244
Independent Power Producers & Energy Traders–0.21%
AES Corp. (The), 5.80%, 03/15/2032	6,056,000	6,044,444
NSTAR Electric Co., 3.20%, 05/15/2027	400,000	392,608
		6,437,052
Industrial Conglomerates–0.14%
3M Co.,
2.25%, 09/19/2026	500,000	485,600
5.15%, 03/15/2035	300,000	298,304
Honeywell International, Inc.,
4.88%, 09/01/2029	818,000	835,792
4.95%, 09/01/2031	1,014,000	1,034,613
5.00%, 02/15/2033	9,000	9,036
5.00%, 03/01/2035	670,000	667,671
5.35%, 03/01/2064	1,069,000	987,549
		4,318,565
Industrial Gases–0.01%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	200,000	178,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Core Bond Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–0.11%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	$755,000	$766,339
5.40%, 08/14/2028	62,000	63,769
Nordson Corp.,
5.60%, 09/15/2028	119,000	122,836
5.80%, 09/15/2033	190,000	194,981
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	156,000	154,605
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	1,978,000	1,987,948
		3,290,478
Industrial REITs–0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	185,000	196,756
Insurance Brokers–0.09%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	470,000	476,105
5.00%, 02/15/2032	553,000	555,703
5.15%, 02/15/2035	871,000	865,018
6.75%, 02/15/2054	210,000	228,543
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	299,000	307,900
5.45%, 03/15/2053	80,000	76,506
5.70%, 09/15/2053	228,000	226,410
		2,736,185
Integrated Oil & Gas–0.20%
BP Capital Markets PLC, 6.13%(c)(e)	3,452,000	3,340,721
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	1,203,000	1,193,167
Occidental Petroleum Corp.,
5.00%, 08/01/2027	307,000	307,069
5.20%, 08/01/2029	340,000	335,305
5.55%, 10/01/2034	481,000	449,379
6.45%, 09/15/2036	374,000	364,721
4.63%, 06/15/2045	189,000	136,077
		6,126,439
Integrated Telecommunication Services–0.36%
AT&T, Inc., 5.40%, 02/15/2034	164,000	167,528
Bell Canada (Canada),
6.88%, 09/15/2055(c)	1,194,000	1,195,588
7.00%, 09/15/2055(c)	1,413,000	1,405,711
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	200,000	244,864
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	100,000	123,896
T-Mobile USA, Inc.,
5.65%, 01/15/2053	147,000	140,473
6.00%, 06/15/2054	16,000	15,999
5.88%, 11/15/2055	2,015,000	1,987,911
Verizon Communications, Inc.,
2.36%, 03/15/2032	169,000	144,306
5.25%, 04/02/2035	5,268,000	5,297,040
		10,723,316
Principal Amount		Value
Interactive Media & Services–0.40%
Alphabet, Inc.,
5.25%, 05/15/2055	$2,005,000	$1,980,446
5.30%, 05/15/2065	2,124,000	2,100,184
Meta Platforms, Inc.,
4.30%, 08/15/2029	1,528,000	1,542,716
4.55%, 08/15/2031	601,000	609,507
4.75%, 08/15/2034	2,106,000	2,098,417
5.40%, 08/15/2054	898,000	864,813
5.75%, 05/15/2063	221,000	221,229
5.55%, 08/15/2064	2,579,000	2,483,807
		11,901,119
Investment Banking & Brokerage–2.42%
Blue Owl Technology Finance Corp., 2.50%, 01/15/2027	300,000	282,592
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	374,000	364,868
Charles Schwab Corp. (The),
Series G, 5.38%(c)(e)	1,904,000	1,902,452
Series K, 5.00%(c)(e)	116,000	113,435
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	200,000	225,478
Goldman Sachs Group, Inc. (The),
5.67% (SOFR + 1.29%), 04/23/2028(d)	2,912,000	2,923,196
5.73%, 04/25/2030(c)	770,000	798,343
5.05%, 07/23/2030(c)	1,335,000	1,351,274
4.69%, 10/23/2030(c)	1,590,000	1,586,616
5.21%, 01/28/2031(c)	2,149,000	2,186,247
5.22%, 04/23/2031(c)	5,971,000	6,082,628
3.10%, 02/24/2033(c)	440,000	388,176
5.85%, 04/25/2035(c)	899,000	927,276
5.33%, 07/23/2035(c)	1,066,000	1,059,807
5.54%, 01/28/2036(c)	6,474,000	6,540,320
2.91%, 07/21/2042(c)	100,000	69,458
5.73%, 01/28/2056(c)	3,893,000	3,794,838
6.85%(c)(e)	4,388,000	4,338,700
Series W, 7.50%(c)(e)	6,872,000	7,132,669
Series X, 7.50%(c)(e)	7,551,000	7,719,108
Morgan Stanley,
5.12%, 02/01/2029(c)	56,000	56,897
4.99%, 04/12/2029(c)	1,658,000	1,680,902
5.16%, 04/20/2029(c)	307,000	312,626
5.45%, 07/20/2029(c)	117,000	120,135
6.41%, 11/01/2029(c)	310,000	328,299
5.17%, 01/16/2030(c)	290,000	295,437
4.43%, 01/23/2030(c)	400,000	397,107
5.04%, 07/19/2030(c)	955,000	967,075
4.65%, 10/18/2030(c)	2,355,000	2,348,293
5.19%, 04/17/2031(c)	4,888,000	4,977,869
5.25%, 04/21/2034(c)	361,000	361,116
5.42%, 07/21/2034(c)	214,000	216,326
5.47%, 01/18/2035(c)	304,000	307,194
5.83%, 04/19/2035(c)	777,000	802,563
5.32%, 07/19/2035(c)	1,477,000	1,470,859
5.59%, 01/18/2036(c)	3,791,000	3,847,121
5.66%, 04/17/2036(c)	4,184,000	4,273,773
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Core Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
5.95%, 01/19/2038(c)	$52,000	$52,439
5.94%, 02/07/2039(c)	400,000	402,868
		73,006,380
IT Consulting & Other Services–0.53%
International Business Machines Corp.,
3.30%, 05/15/2026	200,000	197,824
4.65%, 02/10/2028	3,186,000	3,223,942
3.50%, 05/15/2029	220,000	213,017
4.80%, 02/10/2030	4,797,000	4,858,155
5.20%, 02/10/2035	2,702,000	2,706,568
5.70%, 02/10/2055	5,005,000	4,857,418
		16,056,924
Leisure Products–0.03%
Brunswick Corp., 5.85%, 03/18/2029	315,000	319,306
Mattel, Inc., 5.45%, 11/01/2041	500,000	433,225
Polaris, Inc., 6.95%, 03/15/2029	223,000	230,290
		982,821
Life & Health Insurance–2.68%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	2,671,000	2,610,120
AIA Group Ltd. (Hong Kong),
4.95%, 03/30/2035(b)	3,641,000	3,563,161
5.40%, 09/30/2054(b)	2,105,000	1,915,315
American National Global Funding, 5.55%, 01/28/2030(b)	1,110,000	1,135,654
American National Group, Inc., 5.75%, 10/01/2029	110,000	111,873
Athene Global Funding,
5.62%, 05/08/2026(b)	3,298,000	3,331,964
4.86%, 08/27/2026(b)	4,916,000	4,937,106
5.52%, 03/25/2027(b)	983,000	999,118
5.58%, 01/09/2029(b)	1,143,000	1,170,141
Athene Holding Ltd.,
6.25%, 04/01/2054	505,000	490,092
6.63%, 10/15/2054(c)	150,000	144,500
Brighthouse Financial, Inc., 3.85%, 12/22/2051	300,000	189,343
Corebridge Global Funding,
5.68% (SOFR + 1.30%), 09/25/2026(b)(d)	2,593,000	2,612,268
4.65%, 08/20/2027(b)	2,372,000	2,386,085
5.90%, 09/19/2028(b)	263,000	274,727
5.20%, 01/12/2029(b)	595,000	607,303
5.20%, 06/24/2029(b)	1,070,000	1,088,973
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(e)	2,621,000	2,606,251
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	9,383,000	9,144,482
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	129,000	134,808
GA Global Funding Trust,
4.40%, 09/23/2027(b)	3,575,000	3,558,764
5.50%, 01/08/2029(b)	855,000	876,944
High Street Funding Trust III, 5.81%, 02/15/2055(b)	1,554,000	1,511,975
Principal Amount		Value
Life & Health Insurance–(continued)
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(f)	$9,203,000	$8,301,106
MetLife, Inc.,
5.25%, 01/15/2054	201,000	187,815
Series G, 6.35%, 03/15/2055(c)	1,633,000	1,624,917
New York Life Global Funding, 4.55%, 01/28/2033(b)	180,000	175,256
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(c)	1,301,000	1,297,097
6.50%, 04/30/2055(b)(c)	2,336,000	2,371,410
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)	1,116,000	1,133,360
4.35%, 09/15/2027(b)	155,000	155,709
4.71%, 01/10/2029(b)	1,864,000	1,888,243
Pacific Life Global Funding II,
5.43% (SOFR + 1.05%), 07/28/2026(b)(d)	1,800,000	1,812,227
4.90%, 01/11/2029(b)	2,120,000	2,156,289
4.50%, 08/28/2029(b)	4,317,000	4,327,061
Pricoa Global Funding I,
4.40%, 08/27/2027(b)	2,079,000	2,082,975
4.65%, 08/27/2031(b)	961,000	962,036
Prudential Financial, Inc., 5.20%, 03/14/2035	5,635,000	5,653,553
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(e)	1,206,000	1,179,683
		80,709,704
Life Sciences Tools & Services–0.01%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	220,000	222,654
Managed Health Care–0.08%
Humana, Inc., 5.75%, 12/01/2028	192,000	199,201
UnitedHealth Group, Inc.,
5.15%, 10/15/2025	101,000	101,247
5.25%, 02/15/2028	115,000	118,424
5.30%, 02/15/2030	148,000	153,687
5.35%, 02/15/2033	150,000	153,762
4.50%, 04/15/2033	47,000	45,492
5.05%, 04/15/2053	96,000	84,942
5.63%, 07/15/2054	458,000	440,791
6.05%, 02/15/2063	700,000	709,131
5.50%, 04/15/2064	440,000	407,784
		2,414,461
Marine Transportation–0.01%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	191,000	195,383
Movies & Entertainment–0.07%
Netflix, Inc., 5.40%, 08/15/2054	190,000	184,529
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	1,005,000	860,923
5.05%, 03/15/2042	81,000	61,098
5.14%, 03/15/2052	1,352,000	924,862
		2,031,412
Multi-Family Residential REITs–0.16%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	441,000	446,580
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Core Bond Fund

Principal Amount		Value
Multi-Family Residential REITs–(continued)
Essex Portfolio L.P., 5.50%, 04/01/2034	$363,000	$365,196
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	1,683,000	1,601,030
Mid-America Apartments L.P.,
5.30%, 02/15/2032	1,499,000	1,536,179
4.95%, 03/01/2035	200,000	195,119
UDR, Inc.,
3.00%, 08/15/2031	110,000	98,667
5.13%, 09/01/2034	457,000	446,003
		4,688,774
Multi-line Insurance–0.15%
Allianz SE (Germany), 3.50%(b)(c)(e)	3,800,000	3,658,296
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	880,000	888,613
		4,546,909
Multi-Utilities–0.57%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,444,895
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	526,000	529,552
Ameren Illinois Co., 4.95%, 06/01/2033	152,000	152,064
Black Hills Corp., 6.15%, 05/15/2034	367,000	380,908
CMS Energy Corp.,
4.75%, 06/01/2050(c)	110,000	103,221
6.50%, 06/01/2055(c)	993,000	970,599
Dominion Energy, Inc., 5.38%, 11/15/2032	175,000	177,328
DTE Energy Co.,
4.95%, 07/01/2027	514,000	519,387
5.85%, 06/01/2034	281,000	289,811
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	1,187,000	1,215,455
5.63%, 04/10/2034(b)	900,000	911,718
5.88%, 04/10/2054(b)	890,000	866,151
NiSource, Inc.,
5.25%, 03/30/2028	55,000	56,219
5.40%, 06/30/2033	36,000	36,269
5.35%, 04/01/2034	1,331,000	1,340,726
5.85%, 04/01/2055	1,801,000	1,766,983
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	519,000	542,289
6.13%, 10/15/2033	299,000	314,489
Sempra,
6.88%, 10/01/2054(c)	1,140,000	1,103,638
6.55%, 04/01/2055(c)	1,929,000	1,761,330
6.63%, 04/01/2055(c)	1,646,000	1,560,614
WEC Energy Group, Inc.,
5.15%, 10/01/2027	108,000	109,779
4.75%, 01/15/2028	82,000	82,898
		17,236,323
Office REITs–0.07%
Boston Properties L.P.,
3.25%, 01/30/2031	150,000	135,213
6.50%, 01/15/2034	200,000	209,846
Principal Amount		Value
Office REITs–(continued)
Cousins Properties L.P.,
5.38%, 02/15/2032	$820,000	$813,344
5.88%, 10/01/2034	994,000	995,177
		2,153,580
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	100,000	95,701
Oil & Gas Equipment & Services–0.01%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	200,000	189,208
Oil & Gas Exploration & Production–0.09%
ConocoPhillips Co., 5.70%, 09/15/2063	531,000	497,225
Continental Resources, Inc., 4.90%, 06/01/2044	100,000	77,322
Diamondback Energy, Inc.,
5.20%, 04/18/2027	685,000	694,884
5.15%, 01/30/2030	652,000	661,886
5.90%, 04/18/2064	358,000	317,839
Ovintiv, Inc., 7.10%, 07/15/2053	500,000	487,189
		2,736,345
Oil & Gas Refining & Marketing–0.01%
Phillips 66 Co., 5.30%, 06/30/2033	375,000	371,457
Oil & Gas Storage & Transportation–0.94%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	176,000	179,747
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	144,000	146,074
5.10%, 10/01/2031(b)	827,000	816,761
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	1,610,000	1,463,139
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	933,000	879,243
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	139,000	141,915
7.38%, 03/15/2055(c)	100,000	100,717
Series NC5, 8.25%, 01/15/2084(c)	65,000	67,598
Energy Transfer L.P.,
6.05%, 12/01/2026	886,000	904,071
6.40%, 12/01/2030	100,000	106,392
5.55%, 05/15/2034	360,000	354,498
5.95%, 05/15/2054	288,000	262,148
6.05%, 09/01/2054	987,000	903,159
Kinder Morgan, Inc.,
5.15%, 06/01/2030	2,236,000	2,258,033
4.80%, 02/01/2033	70,000	67,310
5.20%, 06/01/2033	168,000	165,405
5.85%, 06/01/2035	1,527,000	1,546,847
MPLX L.P.,
5.20%, 03/01/2047	400,000	341,145
4.95%, 03/14/2052	75,000	60,324
Northwest Pipeline LLC, 4.00%, 04/01/2027	200,000	198,369
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.,
5.55%, 11/01/2026	$97,000	$98,221
4.25%, 09/24/2027	1,779,000	1,769,176
5.65%, 11/01/2028	123,000	126,852
4.40%, 10/15/2029	1,454,000	1,431,996
5.80%, 11/01/2030	305,000	315,968
6.10%, 11/15/2032	55,000	57,151
6.05%, 09/01/2033	279,000	286,387
6.63%, 09/01/2053	346,000	344,900
5.70%, 11/01/2054	300,000	266,596
5.85%, 11/01/2064	700,000	625,106
Plains All American Pipeline L.P., 5.95%, 06/15/2035	3,185,000	3,188,681
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027(b)	899,000	903,822
5.03%, 10/01/2029(b)	1,498,000	1,486,410
5.58%, 10/01/2034(b)	1,295,000	1,253,016
6.18%, 10/01/2054(b)	315,000	291,706
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	116,000	119,745
Targa Resources Corp.,
5.20%, 07/01/2027	75,000	75,997
5.50%, 02/15/2035	432,000	422,151
Western Midstream Operating L.P.,
6.15%, 04/01/2033	139,000	140,498
5.45%, 11/15/2034	822,000	781,600
Williams Cos., Inc. (The),
5.30%, 08/15/2028	474,000	485,054
4.80%, 11/15/2029	1,129,000	1,136,771
5.65%, 03/15/2033	167,000	170,849
5.15%, 03/15/2034	326,000	319,832
5.80%, 11/15/2054	605,000	574,172
6.00%, 03/15/2055	747,000	727,656
		28,363,208
Other Specialized REITs–0.10%
Simon Property Group L.P., 4.75%, 09/26/2034	3,228,000	3,088,167
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	73,000	73,351
Packaged Foods & Meats–0.83%
Hershey Co. (The), 4.25%, 05/04/2028	440,000	444,701
J.M. Smucker Co. (The), 6.20%, 11/15/2033	180,000	192,113
Mars, Inc.,
4.45%, 03/01/2027(b)	4,632,000	4,662,052
4.55%, 04/20/2028(b)	266,000	268,724
4.80%, 03/01/2030(b)	1,680,000	1,701,127
5.00%, 03/01/2032(b)	1,685,000	1,699,338
5.20%, 03/01/2035(b)	4,159,000	4,177,084
5.65%, 05/01/2045(b)	3,250,000	3,229,866
5.70%, 05/01/2055(b)	3,045,000	3,003,665
5.80%, 05/01/2065(b)	2,063,000	2,035,020
McCormick & Co., Inc., 4.70%, 10/15/2034	2,058,000	1,972,202
Principal Amount		Value
Packaged Foods & Meats–(continued)
The Campbell’s Company,
5.30%, 03/20/2026	$269,000	$270,624
5.20%, 03/21/2029	354,000	361,774
5.40%, 03/21/2034	466,000	470,062
5.25%, 10/13/2054	715,000	642,206
		25,130,558
Paper & Plastic Packaging Products & Materials–0.07%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	1,116,000	1,132,034
5.44%, 04/03/2034(b)	1,056,000	1,057,302
		2,189,336
Passenger Airlines–0.12%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	382,850	359,147
Series 2021-1, Class A, 2.88%, 07/11/2034	96,985	84,188
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	967,000	938,510
5.31%, 10/20/2031(b)	949,000	909,730
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	31,498	31,215
4.75%, 10/20/2028(b)	240,578	239,179
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	87,449	89,110
Series 2019-2, Class AA, 2.70%, 05/01/2032	3,912	3,475
Series AA, 5.45%, 02/15/2037	1,020,045	1,017,803
		3,672,357
Passenger Ground Transportation–0.13%
Uber Technologies, Inc.,
4.30%, 01/15/2030	2,633,000	2,602,578
5.35%, 09/15/2054	1,570,000	1,438,932
		4,041,510
Personal Care Products–0.02%
Kenvue, Inc.,
5.05%, 03/22/2028	106,000	109,152
5.00%, 03/22/2030	162,000	167,134
4.90%, 03/22/2033	178,000	180,249
5.20%, 03/22/2063	104,000	96,450
		552,985
Pharmaceuticals–0.63%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	771,000	781,734
4.85%, 02/26/2029	423,000	432,500
4.90%, 02/26/2031	566,000	581,416
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	214,000	217,538
4.90%, 02/22/2029	216,000	221,367
5.75%, 02/01/2031	455,000	484,510
5.90%, 11/15/2033	232,000	247,753
6.25%, 11/15/2053	155,000	163,069
6.40%, 11/15/2063	200,000	213,570
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Core Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Eli Lilly and Co.,
4.50%, 02/09/2027	$1,270,000	$1,283,925
3.38%, 03/15/2029	200,000	195,422
4.20%, 08/14/2029	220,000	221,133
4.70%, 02/09/2034	569,000	564,524
4.88%, 02/27/2053	127,000	115,268
5.00%, 02/09/2054	355,000	330,012
5.10%, 02/09/2064	469,000	431,273
5.20%, 08/14/2064	420,000	394,420
Johnson & Johnson,
4.50%, 03/01/2027	3,454,000	3,503,266
4.70%, 03/01/2030	895,000	920,249
Merck & Co., Inc.,
4.90%, 05/17/2044	393,000	364,937
5.15%, 05/17/2063	149,000	135,928
Novartis Capital Corp.,
3.80%, 09/18/2029	1,814,000	1,793,074
4.00%, 09/18/2031	1,422,000	1,394,045
4.20%, 09/18/2034	2,507,000	2,397,391
4.70%, 09/18/2054	1,546,000	1,371,253
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	221,000	218,310
		18,977,887
Property & Casualty Insurance–0.07%
Chubb INA Holdings LLC, 3.35%, 05/03/2026	400,000	396,077
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	220,000	220,763
6.10%, 03/15/2055	1,482,000	1,422,996
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	99,000	97,167
		2,137,003
Rail Transportation–0.20%
Canadian Pacific Railway Co. (Canada),
5.20%, 03/30/2035	1,911,000	1,919,416
6.13%, 09/15/2115	220,000	217,477
CSX Corp., 5.20%, 11/15/2033	400,000	409,688
Norfolk Southern Corp.,
5.05%, 08/01/2030	208,000	214,176
5.55%, 03/15/2034	217,000	225,874
5.10%, 05/01/2035	1,343,000	1,348,342
5.95%, 03/15/2064	225,000	228,268
TTX Co., 5.05%, 11/15/2034(b)	1,395,000	1,411,642
Union Pacific Corp., 5.15%, 01/20/2063	143,000	127,555
		6,102,438
Real Estate Development–0.11%
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	1,830,000	1,982,924
6.88%, 07/15/2029	1,285,000	1,310,752
		3,293,676
Regional Banks–0.05%
M&T Bank Corp.,
6.08%, 03/13/2032(c)	400,000	416,453
5.39%, 01/16/2036(c)	220,000	214,246
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)	110,000	111,225
Principal Amount		Value
Regional Banks–(continued)
Truist Financial Corp., Series P, 4.95%(c)(e)	$540,000	$537,364
Zions Bancorporation N.A., 6.82%, 11/19/2035(c)	300,000	296,051
		1,575,339
Reinsurance–0.09%
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	300,000	271,816
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	1,127,000	1,144,125
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)	1,226,000	1,203,442
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	100,000	101,419
		2,720,802
Renewable Electricity–0.02%
DTE Electric Co., 5.20%, 03/01/2034	334,000	338,238
Idaho Power Co., 5.20%, 08/15/2034	334,000	337,123
		675,361
Restaurants–0.18%
McDonald’s Corp.,
4.80%, 08/14/2028	653,000	664,958
4.60%, 05/15/2030	2,351,000	2,368,575
4.95%, 08/14/2033	442,000	446,418
4.95%, 03/03/2035	1,798,000	1,784,661
		5,264,612
Retail REITs–0.21%
Agree L.P., 5.63%, 06/15/2034	480,000	484,896
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	362,000	366,573
Federal Realty OP L.P., 3.25%, 07/15/2027	500,000	486,175
Kimco Realty OP LLC, 4.85%, 03/01/2035	1,043,000	1,000,921
Kite Realty Group L.P.,
4.95%, 12/15/2031	790,000	782,370
5.50%, 03/01/2034	141,000	141,290
NNN REIT, Inc.,
5.60%, 10/15/2033	147,000	148,967
5.50%, 06/15/2034	455,000	456,300
Realty Income Corp.,
3.65%, 01/15/2028	110,000	108,219
5.63%, 10/13/2032	65,000	67,104
5.13%, 04/15/2035	974,000	965,704
5.38%, 09/01/2054	327,000	307,805
Regency Centers L.P.,
5.25%, 01/15/2034	372,000	372,656
5.10%, 01/15/2035	484,000	477,910
		6,166,890
Self-Storage REITs–0.34%
Extra Space Storage L.P.,
5.70%, 04/01/2028	70,000	72,247
5.40%, 02/01/2034	533,000	528,773
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	390,000	383,676
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Core Bond Fund

Principal Amount		Value
Self-Storage REITs–(continued)
Prologis L.P.,
4.88%, 06/15/2028	$212,000	$216,029
4.63%, 01/15/2033	120,000	118,035
4.75%, 06/15/2033	270,000	265,798
5.13%, 01/15/2034	165,000	165,159
5.00%, 03/15/2034	1,379,000	1,367,002
5.00%, 01/31/2035	1,424,000	1,408,585
5.25%, 03/15/2054	1,577,000	1,458,865
Public Storage Operating Co.,
5.08% (SOFR + 0.70%), 04/16/2027(d)	3,503,000	3,484,062
5.13%, 01/15/2029	50,000	51,634
5.10%, 08/01/2033	292,000	296,780
5.35%, 08/01/2053	473,000	448,847
		10,265,492
Semiconductors–0.84%
Broadcom, Inc.,
4.15%, 02/15/2028	3,538,000	3,525,440
5.05%, 07/12/2029	1,094,000	1,115,739
5.15%, 11/15/2031	949,000	967,696
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,188,000	1,234,020
5.50%, 01/25/2031(b)	1,146,000	1,161,352
6.15%, 01/25/2032(b)	1,161,000	1,207,060
5.90%, 01/25/2033(b)	499,000	509,385
5.88%, 01/25/2034(b)	1,195,000	1,201,232
6.25%, 01/25/2035(b)	1,213,000	1,255,490
6.10%, 01/25/2036(b)	1,291,000	1,316,858
6.20%, 01/25/2037(b)	1,116,000	1,144,130
6.40%, 01/25/2038(b)	885,000	929,396
6.30%, 01/25/2039(b)	1,150,000	1,195,143
Intel Corp.,
3.15%, 05/11/2027	250,000	242,813
3.75%, 08/05/2027	100,000	98,267
3.90%, 03/25/2030	200,000	190,985
2.00%, 08/12/2031	300,000	251,052
4.15%, 08/05/2032	100,000	92,254
5.05%, 08/05/2062	110,000	86,307
Micron Technology, Inc.,
5.30%, 01/15/2031	333,000	334,639
5.65%, 11/01/2032	1,849,000	1,873,581
6.05%, 11/01/2035	5,133,000	5,206,819
		25,139,658
Single-Family Residential REITs–0.07%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	1,069,000	1,061,990
5.25%, 03/15/2035	939,000	915,425
		1,977,415
Soft Drinks & Non-alcoholic Beverages–0.46%
Coca-Cola Co. (The),
5.30%, 05/13/2054	929,000	898,329
5.40%, 05/13/2064	1,390,000	1,349,595
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028	1,922,000	1,926,065
4.60%, 05/15/2030	4,104,000	4,105,376
5.15%, 05/15/2035	1,539,000	1,536,542
Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
PepsiCo, Inc.,
2.38%, 10/06/2026	$220,000	$215,401
4.60%, 02/07/2030	1,629,000	1,658,790
5.00%, 02/07/2035	2,143,000	2,165,363
		13,855,461
Sovereign Debt–0.18%
Republic of Poland Government International Bond (Poland), 5.38%, 02/12/2035	5,370,000	5,434,530
Specialized Consumer Services–0.33%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	5,794,000	5,785,520
5.63%, 04/28/2035(b)	4,065,000	4,080,635
		9,866,155
Specialized Finance–0.03%
Blackstone Private Credit Fund,
4.95%, 09/26/2027(b)	934,000	925,464
6.00%, 11/22/2034(b)	100,000	95,504
		1,020,968
Systems Software–0.38%
Microsoft Corp., 3.50%, 11/15/2042	400,000	325,794
Oracle Corp.,
6.25%, 11/09/2032	88,000	93,878
4.90%, 02/06/2033	144,000	141,613
4.70%, 09/27/2034	2,249,000	2,141,067
6.90%, 11/09/2052	98,000	105,520
5.38%, 09/27/2054	2,286,000	2,027,855
6.00%, 08/03/2055	1,596,000	1,553,900
5.50%, 09/27/2064	2,622,000	2,329,059
6.13%, 08/03/2065	2,635,000	2,573,224
		11,291,910
Technology Hardware, Storage & Peripherals–0.29%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	7,216,000	7,088,408
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	1,711,000	1,652,533
		8,740,941
Telecom Tower REITs–0.02%
American Tower Corp., 3.60%, 01/15/2028	400,000	391,400
Crown Castle, Inc., 5.00%, 01/11/2028	150,000	151,333
		542,733
Tobacco–0.71%
Altria Group, Inc., 4.88%, 02/04/2028	506,000	512,053
B.A.T Capital Corp. (United Kingdom),
3.56%, 08/15/2027	110,000	107,990
5.83%, 02/20/2031	264,000	274,985
4.74%, 03/16/2032	100,000	97,603
6.00%, 02/20/2034	142,000	148,500
7.08%, 08/02/2043	115,000	123,431
7.08%, 08/02/2053	87,000	94,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Core Bond Fund

Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
0.88%, 05/01/2026	$100,000	$96,723
4.75%, 02/12/2027	1,380,000	1,394,970
4.38%, 11/01/2027	1,704,000	1,712,046
5.13%, 11/17/2027	120,000	122,581
4.88%, 02/15/2028	416,000	423,599
4.13%, 04/28/2028	1,351,000	1,349,809
5.25%, 09/07/2028	382,000	393,874
4.88%, 02/13/2029	1,054,000	1,071,362
4.63%, 11/01/2029	2,014,000	2,032,269
4.38%, 04/30/2030	2,074,000	2,062,180
2.10%, 05/01/2030	200,000	178,629
5.13%, 02/13/2031	263,000	269,802
4.75%, 11/01/2031	1,575,000	1,581,390
5.38%, 02/15/2033	489,000	500,933
5.63%, 09/07/2033	493,000	511,787
5.25%, 02/13/2034	550,000	555,804
4.90%, 11/01/2034	3,193,000	3,148,232
4.88%, 04/30/2035	2,433,000	2,386,678
4.38%, 11/15/2041	100,000	85,723
		21,237,593
Trading Companies & Distributors–0.15%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	1,022,000	989,605
GATX Corp., 6.05%, 06/05/2054	785,000	761,500
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	1,419,000	1,452,476
5.13%, 07/17/2034(b)	1,352,000	1,375,387
		4,578,968
Transaction & Payment Processing Services–0.08%
Fiserv, Inc.,
5.38%, 08/21/2028	508,000	521,447
5.63%, 08/21/2033	314,000	320,022
5.45%, 03/15/2034	960,000	964,189
Mastercard, Inc.,
2.95%, 11/21/2026	440,000	433,557
4.85%, 03/09/2033	230,000	232,492
		2,471,707
Water Utilities–0.00%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	110,000	117,800
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,188,551,371)		1,190,743,378
U.S. Government Sponsored Agency Mortgage-Backed Securities–29.18%
Collateralized Mortgage Obligations–0.17%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 to 02/25/2033(g)(h)	704,732	92,689
7.50%, 11/25/2029(g)	3,863	418
7.00%, 04/25/2032(g)	424,290	61,298
6.00%, 06/25/2033 to 03/25/2036(g)(h)	484,552	73,696
5.50%, 09/25/2033 to 06/25/2035(g)(h)	854,674	117,614
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
7.00%, 07/25/2026	$203	$202
6.50%, 10/25/2028 to 10/25/2031	58,884	59,909
6.00%, 11/25/2028	29,077	29,515
7.50%, 12/25/2029	151,133	154,263
5.47% (30 Day Average SOFR + 1.11%), 07/25/2032(d)	31,283	31,618
4.87% (30 Day Average SOFR + 0.51%), 03/25/2033(d)	8,408	8,350
5.50%, 04/25/2035	616,121	635,400
4.72% (30 Day Average SOFR + 0.36%), 08/25/2035(d)	21,687	21,504
7.82% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	77,763	92,074
5.41% (30 Day Average SOFR + 1.05%), 06/25/2037(d)	58,879	59,378
4.00%, 03/25/2041	40,028	38,267
IO, 3.68% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(d)(g)	13,562	417
3.00%, 11/25/2027(g)	303,383	6,076
2.63% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(d)(g)	6,111	349
3.28% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(d)(g)	32,782	3,106
3.39% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(d)(g)	28,054	2,408
3.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(d)(g)	68,008	6,187
2.78% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(d)(g)	50,815	5,036
3.48% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(d)(g)	66,061	5,261
3.63% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(d)(g)	6,371	384
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(g)	80,862	1,477
2.53% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(d)(g)	224,252	20,435
3.53% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(d)(g)	162,172	18,139
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(g)	98,841	9,603
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(g)	28,150	2,453
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.73% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(d)(g)	$159,840	$16,270
3.78% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(d)(g)	107,347	16,122
7.00%, 03/25/2033 to 04/25/2033(g)	322,263	34,224
3.08% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(d)(g)	120,682	14,046
2.23% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(d)(g)	246,579	21,615
2.28% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(d)(g)	40,710	2,227
2.13% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(d)(g)	157,044	10,275
3.50%, 08/25/2035(g)	2,583,279	272,040
1.63% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(d)(g)	143,406	13,625
2.11% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(d)(g)	8,108	659
1.58% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(d)(g)	67,569	2,581
4.00%, 04/25/2041 to 08/25/2047(g)	742,162	106,956
2.08% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(d)(g)	230,002	19,474
1.68% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(d)(g)	669,046	80,012
5.50%, 07/25/2046(g)	712,055	95,587
1.43% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(d)(g)	4,963,887	519,319
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.77%, 02/25/2026(h)	30,943,828	83,199
Series K735, Class X1, IO, 1.10%, 05/25/2026(h)	32,594,483	238,328
Series K093, Class X1, IO, 1.08%, 05/25/2029(h)	26,371,354	840,877
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
IO, 3.19% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(d)(g)	$54,984	$2,805
3.00%, 06/15/2027 to 12/15/2027(g)	1,012,465	21,192
2.50%, 05/15/2028(g)	288,297	6,804
3.24% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(d)(g)	3,967	103
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(d)(g)	3,337	211
3.29% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(d)(g)	63,409	5,946
2.59% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(d)(g)	143,509	9,909
2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(d)(g)	142,528	9,111
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(d)(g)	99,079	6,266
2.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(d)(g)	498,644	37,661
2.19% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(d)(g)	322,453	32,573
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(d)(g)	53,927	6,016
1.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(d)(g)	33,906	3,121
1.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(d)(g)	766,483	75,906
1.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(d)(g)	176,289	15,984
1.64% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(d)(g)	712,062	72,932
4.00%, 03/15/2045(g)	24,825	47
6.50%, 02/15/2028 to 06/15/2032	293,342	301,228
6.00%, 04/15/2029	16,533	16,773
5.36% (30 Day Average SOFR + 1.01%), 07/15/2031(d)	24,329	24,483
7.00%, 03/15/2032	92,688	97,035
3.50%, 05/15/2032	76,316	75,024
5.46% (30 Day Average SOFR + 1.11%), 06/15/2032(d)	110,566	111,759
8.40% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(d)	23,105	26,094
4.86% (30 Day Average SOFR + 0.51%), 09/15/2035(d)	60,197	59,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(g)	$17,305	$760
3.00%, 12/15/2027(g)	372,623	8,928
3.15%, 12/15/2027(h)	109,408	2,959
6.50%, 02/01/2028(g)	2,666	159
7.50%, 12/15/2029(g)	11,210	1,207
6.00%, 12/15/2032(g)	35,735	4,137
PO, 0.00%, 06/01/2026(i)	973	949
		4,982,629
Federal Home Loan Mortgage Corp. (FHLMC)–1.93%
6.50%, 07/01/2028 to 04/01/2034	38,739	40,062
6.00%, 10/01/2029 to 08/01/2053	23,744,345	24,281,369
7.00%, 10/01/2031 to 10/01/2037	381,529	402,570
5.50%, 09/01/2039 to 08/01/2053	33,343,490	33,584,066
		58,308,067
Federal National Mortgage Association (FNMA)–1.28%
6.50%, 12/01/2029 to 11/01/2031	204,190	210,343
7.50%, 01/01/2033 to 08/01/2033	234,081	240,707
7.00%, 04/01/2033 to 04/01/2034	141,752	148,057
5.50%, 02/01/2035 to 09/01/2053	30,460,186	30,620,365
4.00%, 05/01/2052	7,739,883	7,276,693
		38,496,165
Government National Mortgage Association (GNMA)–4.48%
ARM, 4.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(d)	116	115
IO, 2.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(d)(g)	358,844	21,568
2.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(d)(g)	930,397	65,061
4.50%, 09/16/2047(g)	1,978,174	279,858
1.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(d)(g)	1,833,667	237,721
TBA, 2.00%, 05/01/2055(j)	1,000,000	816,084
2.50%, 05/01/2055(j)	70,645,000	60,219,265
3.00%, 05/01/2055(j)	900,000	796,963
3.50%, 05/01/2055(j)	300,000	272,568
4.00%, 05/01/2055(j)	350,000	325,835
4.50%, 05/01/2055(j)	40,037,000	38,332,258
5.00%, 05/01/2055(j)	900,000	883,045
5.50%, 05/01/2055(j)	32,097,000	32,089,852
Principal Amount		Value
Government National Mortgage Association (GNMA)– (continued)
6.00%, 05/01/2055(j)	$500,000	$505,840
6.50%, 05/01/2055(j)	150,000	153,380
		134,999,413
Uniform Mortgage-Backed Securities–21.32%
TBA, 1.50%, 05/01/2040(j)	200,000	176,583
2.00%, 05/01/2040 to 06/01/2055(j)	3,200,000	2,631,747
2.50%, 05/01/2040 to 05/01/2055(j)	92,395,928	76,855,063
3.00%, 05/01/2040 to 05/01/2055(j)	150,770,916	130,895,838
5.00%, 05/01/2040 to 05/01/2055(j)	99,853,270	97,764,047
3.50%, 05/01/2055(j)	64,438,641	58,163,738
4.00%, 05/01/2055(j)	61,557,842	57,376,731
4.50%, 05/01/2055(j)	74,662,202	71,413,252
5.50%, 05/01/2055(j)	116,241,884	116,009,106
6.00%, 05/01/2055(j)	30,177,180	30,616,784
6.50%, 05/01/2055(j)	650,000	669,452
		642,572,341
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $885,580,473)		879,358,615

Asset-Backed Securities–18.15%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	6,576,000	6,510,306
AGL CLO 29 Ltd., Series 2024- 29A, Class A1, 5.84% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(d)	9,655,000	9,655,087
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	446,237	336,612
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	214,796	120,444
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	4,222,110
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(k)	260,574	252,453
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(k)	1,018,735	960,568
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(k)	762,161	659,324
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(k)	2,055,100	1,751,233
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	3,675,251	3,400,837
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	1,276,757	1,288,595
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	5,010,801	5,003,154
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	4,533,870	4,562,312
Series 2025-HB1, Class A1, 6.15% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(d)	1,535,000	1,535,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Core Bond Fund

Principal Amount		Value

Apidos CLO XII, Series 2013-12A, Class ARR, 5.34% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(d)	$3,496,871	$3,495,053
Apidos CLO XXV, Series 2016-25A, Class A1R3, 5.41% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(d)	6,073,000	6,030,471
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,527,456
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,488,184
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,360,678
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-1A, Class AR, 5.21% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	3,604,000	3,577,078
Series 2022-1A, Class A1, 5.59% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(d)	2,354,000	2,346,926
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	148,777	127,371
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(k)	45,718	39,104
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	176,701	149,201
Bank, Series 2019-BNK16, Class XA, IO, 1.09%, 02/15/2052(h)	22,247,932	611,478
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,705,000	1,727,956
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(k)	3,209,630	2,732,336
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(k)	3,210,376	2,621,715
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(k)	2,846,836	2,534,269
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(k)	3,345,054	2,850,752
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(k)	4,081,111	3,332,790
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	108,674	101,190
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	280,399	261,579
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(h)	22,368,506	261,852
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.26% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	5,519,000	5,476,548
Principal Amount		Value

BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(k)	$1,400,000	$1,467,891
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(k)	456,857	441,312
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.34% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(d)	2,250,000	2,238,786
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(d)	1,903,203	1,896,917
Series 2021-VOLT, Class A, 5.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(d)	4,080,000	4,043,770
Series 2021-VOLT, Class B, 5.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(d)	3,595,000	3,558,982
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(k)	3,530,000	3,516,557
Series 2024-VLT5, Class B, 6.00%, 11/13/2046(b)(k)	2,495,000	2,488,171
BX Trust,
Series 2022-LBA6, Class A, 5.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(d)	3,670,000	3,654,416
Series 2022-LBA6, Class B, 5.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	2,265,000	2,253,036
Series 2022-LBA6, Class C, 5.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	1,215,000	1,208,062
Series 2025-VLT6, Class A, 5.77% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(d)	3,865,000	3,833,245
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1RR, 5.49% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(d)	3,159,981	3,161,738
Series 2015-5A, Class A1R3, 5.37% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(d)	1,941,396	1,939,915
CarMax Auto Owner Trust,
Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,155,820
Series 2024-1, Class A3, 4.92%, 10/16/2028	5,840,000	5,879,894
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.03%, 11/13/2050(h)	8,782,867	141,866
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.38% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	4,191,986	4,183,443
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(k)	54,516	52,034
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(k)	4,652,203	4,662,153
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(k)	807,753	808,397
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.93%, 01/25/2036(k)	294,003	267,763
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Core Bond Fund

Principal Amount		Value

CIFC Funding Ltd., Series 2016- 1A, Class AR3, 5.27% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(d)	$2,591,803	$2,586,624
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(h)	23,293,931	473,568
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	460,978	434,556
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(k)	3,219,630	2,627,263
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(k)	4,811,416	4,843,027
Clover CLO LLC, Series 2021-3A, Class AR, 5.35% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(d)	5,674,000	5,630,407
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(k)	1,018,784	911,580
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(k)	2,143,296	1,931,223
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	2,100,016	1,978,590
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(k)	2,916,403	2,817,313
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(k)	418,240	382,381
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(k)	652,592	589,973
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(k)	2,544,881	2,458,766
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(k)	1,890,000	1,713,463
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(k)	2,957,790	2,945,863
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	3,223,490	3,244,947
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(k)	3,128,322	3,138,660
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,548,571
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	565,334	267,472
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	3,230,000	3,246,433
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(k)	60,120	59,379
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(k)	232,382	197,678
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(k)	2,140,107	1,868,011
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	2,865,631	2,853,844
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	2,873,169	2,854,147
Principal Amount		Value

Empower CLO Ltd., Series 2024- 1A, Class A1, 5.88% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(d)	$3,895,000	$3,898,755
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	1,606,533	1,614,794
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	970,000	989,459
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,133,000	1,171,152
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	2,160,000	2,176,481
Extended Stay America Trust, Series 2021-ESH, Class B, 5.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(d)	3,498,087	3,487,988
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 5.09% (1 mo. Term SOFR + 0.76%), 11/25/2035(d)	336,426	136,233
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(k)	4,837,379	4,322,044
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(k)	1,009,710	905,378
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	9,250,000	9,364,929
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.22% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	3,920,000	3,893,387
FREMF Mortgage Trust, Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(k)	1,040,000	1,027,247
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	4,952,710	5,034,108
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.24% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(d)	2,434,000	2,418,992
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.34% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(d)	1,807,116	1,806,065
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.42% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	3,323,000	3,306,824
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 5.29% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(d)	9,311,000	9,229,529
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,395,994
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Core Bond Fund

Principal Amount		Value

GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(k)	$2,608,460	$2,321,739
Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(k)	500,000	505,742
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.50%, 07/25/2035(k)	24,010	22,141
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,264,369
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	671,368
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	364,374	365,043
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,876,785	1,818,554
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(k)	122,604	123,151
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(k)	3,654,128	3,148,812
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(k)	1,223,177	1,216,450
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(k)	4,527,748	4,564,033
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	5,841,580
Series 2015-C27, Class XA, IO, 0.99%, 02/15/2048(h)	5,243,770	120
KKR CLO 15 Ltd., Series 15, Class A1R2, 5.37% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(d)	3,781,271	3,778,567
KKR Financial CLO Ltd., Series 2013-1A, Class A1R2, 5.36% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(d)	321,574	321,680
Life Mortgage Trust, Series 2021-BMR, Class C, 5.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(d)	167,676	165,671
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.68% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(d)	9,765,223	9,773,484
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.55% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(d)	3,713,643	3,715,756
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(k)	1,990,896	1,765,693
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(k)	1,995,477	1,779,739
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(k)	2,392,094	2,128,479
Principal Amount		Value

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.14% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(d)	$1,945,000	$1,937,158
Series 2021-STOR, Class B, 5.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(d)	1,460,000	1,451,525
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(h)	10,422,667	195,557
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(k)	3,534,597	3,551,192
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(k)	4,824,749	4,848,225
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(k)	3,742,943	3,769,177
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	3,927,000	3,965,770
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.58% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(d)	3,184,205	3,186,896
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.43% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(d)	5,387,000	5,376,059
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(k)	2,027,282	1,908,057
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	1,638,919	1,643,416
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.23% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	3,920,000	3,876,519
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(k)	3,124,246	2,638,169
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(k)	2,604,778	2,318,428
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	2,305,000	2,061,554
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)	3,971,227	3,970,708
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	3,412,238	3,392,065
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(k)	2,184,305	2,188,530
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(k)	2,275,765	2,040,735
OCP CLO Ltd., Series 2020-8RA, Class AR, 5.53% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(d)	10,099,000	10,058,604
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	4,390,000	4,353,102
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(k)	2,628,443	2,666,121
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Core Bond Fund

Principal Amount		Value

PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	$4,341,430	$4,421,546
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,077,590	1,931,593
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,091,079	3,092,266
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	5,742,607	6,037,852
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(k)	3,793,832	3,820,507
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(k)	3,474,377	3,511,501
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.36% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	2,821,169	2,820,320
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	38,849	31,037
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	210,284	171,860
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(k)	88,630	87,604
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	1,737,916	1,693,054
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(k)	3,723,909	3,438,830
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(k)	1,571,019	1,429,197
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 5.36% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	1,656,674	1,653,630
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.36% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	7,532,000	7,486,831
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,793,350	1,634,497
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,754,783	1,481,049
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(k)	1,136,151	1,062,919
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(k)	94,717	90,523
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(k)	3,617,968	3,203,225
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(k)	2,687,377	2,386,376
Principal Amount		Value

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	$3,905,375	$3,967,461
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	4,286,460	4,344,411
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	4,250,640	4,334,576
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	4,283,475	4,265,974
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	3,960,100	3,934,802
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,059,600	4,035,825
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.46% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(d)	2,400,670	2,399,822
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.36% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	4,470,491	4,466,021
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.16% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	6,577,991	6,559,217
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.45% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(d)	3,189,000	3,185,336
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	2,805,000	2,853,897
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	2,862,120	2,641,052
TierPoint Issuer LLC,
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	6,566,000	6,614,495
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	5,131,000	5,117,330
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,680,093	3,431,133
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.42% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	4,010,000	4,004,455
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.28%, 11/15/2050(h)	13,465,441	247,682
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Core Bond Fund

Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)	$394,135	$386,732
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)	520,996	511,731
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(k)	556,532	493,323
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	3,026,075	2,721,481
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(k)	553,029	532,773
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	2,098,037	1,950,149
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	2,430,441	2,323,913
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)	1,017,777	1,022,234
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	1,349,981	1,352,219
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(k)	2,663,955	2,651,456
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	400,511	383,369
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.51%, 10/25/2033(k)	138,891	132,218
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(k)	235,057	215,486
Series 2005-AR16, Class 1A1, 4.72%, 12/25/2035(k)	217,804	194,959
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(h)	17,063,851	320,292
WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.45%, 04/10/2030(b)(k)	9,000,000	9,079,195
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	7,253,000	7,356,920
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	339,869	331,076
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,635,437	5,179,359
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	2,570,575	2,668,816
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,920,000	4,020,804
Total Asset-Backed Securities (Cost $563,539,641)		546,958,196
U.S. Treasury Securities–17.15%
U.S. Treasury Bills–0.01%
4.23% - 4.25%, 05/29/2025(l)(m)	249,000	248,183
Principal Amount		Value
U.S. Treasury Bonds–6.26%
6.00%, 02/15/2026	$1,000,000	$1,016,016
5.25%, 02/15/2029	1,000,000	1,060,156
4.75%, 02/15/2045	35,208,500	35,458,811
2.88%, 11/15/2046	4,000,000	2,977,266
2.00%, 08/15/2051	1,400,000	817,250
4.50%, 11/15/2054	152,155,200	147,329,027
		188,658,526
U.S. Treasury Notes–10.88%
4.88%, 05/31/2026	11,000,000	11,114,727
4.63%, 11/15/2026	6,000,000	6,081,445
2.25%, 02/15/2027	15,000,000	14,640,820
3.75%, 04/30/2027	170,183,200	170,688,431
4.38%, 07/15/2027	7,500,000	7,622,461
3.75%, 04/15/2028	5,044,200	5,067,648
4.13%, 10/31/2029	1,500,000	1,526,807
3.88%, 04/30/2030	58,711,400	59,133,388
0.63%, 08/15/2030	5,000,000	4,253,320
4.13%, 11/30/2031	1,500,000	1,518,955
4.00%, 04/30/2032	6,398,600	6,427,094
3.88%, 08/15/2033	1,500,000	1,481,397
4.63%, 02/15/2035	36,931,500	38,319,316
		327,875,809
Total U.S. Treasury Securities (Cost $513,999,093)		516,782,518
Shares
Preferred Stocks–0.37%
Diversified Financial Services–0.19%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	215,375	5,718,206
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	198,205	5,290,092
Total Preferred Stocks (Cost $10,339,500)		11,008,298
Principal Amount
Agency Credit Risk Transfer Notes–0.23%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)	$2,206,284	2,226,239
Series 2022-R04, Class 1M1, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(d)	1,112,138	1,120,792
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)	971,042	990,390
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Core Bond Fund

Principal Amount		Value
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(d)	$1,435,030	$1,452,682
Series 2022-DNA6, Class M1, STACR®, 6.50% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(d)	381,957	384,655
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)	753,922	766,757
Total Agency Credit Risk Transfer Notes (Cost $6,860,374)		6,941,515

Municipal Obligations–0.12%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025 (Cost $3,580,000)	3,580,000	3,581,060
Shares		Value
Money Market Funds–20.66%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(n)(o)	218,671,436	$218,671,436
Invesco Treasury Portfolio, Institutional Class, 4.23%(n)(o)	404,013,061	404,013,061
Total Money Market Funds (Cost $622,684,497)		622,684,497
TOTAL INVESTMENTS IN SECURITIES–125.38% (Cost $3,795,134,949)		3,778,058,077
OTHER ASSETS LESS LIABILITIES—(25.38)%		(764,780,269)
NET ASSETS–100.00%		$3,013,277,808
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Core Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $821,098,741, which represented 27.25% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30,
2025.

(i)	Zero coupon bond issued at a discount.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1L.
(k)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2025.

(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$202,470,270	$298,301,385	$(282,100,219)	$-	$-	$218,671,436	$4,888,808
Invesco Treasury Portfolio, Institutional Class	373,925,183	553,988,286	(523,900,408)	-	-	404,013,061	8,954,919
Total	$576,395,453	$852,289,671	$(806,000,627)	$-	$-	$622,684,497	$13,843,727

(o)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2,092	June-2025	$435,446,532	$(172,868)	$(172,868)
U.S. Treasury 5 Year Notes	685	June-2025	74,798,789	361,718	361,718
U.S. Treasury 10 Year Notes	2,548	June-2025	285,933,375	2,781,280	2,781,280
U.S. Treasury Long Bonds	738	June-2025	86,069,250	343,373	343,373
U.S. Treasury Ultra Bonds	28	June-2025	3,388,875	32,321	32,321
Subtotal—Long Futures Contracts				3,345,824	3,345,824
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	2,470	June-2025	(283,393,906)	(4,944,469)	(4,944,469)
Total Futures Contracts				$(1,598,645)	$(1,598,645)

(a)	Futures contracts collateralized by $7,631,523 cash held with Merrill Lynch International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Core Bond Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,172,450,452)	$3,155,373,580
Investments in affiliated money market funds, at value (Cost $622,684,497)	622,684,497
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	7,631,523
Cash collateral — TBA commitments	8,377,254
Receivable for:
TBA sales commitment	405,274,152
Fund shares sold	2,385,244
Dividends	2,283,227
Interest	19,610,515
Investment for trustee deferred compensation and retirement plans	124,888
Other assets	67,404
Total assets	4,223,812,284
Liabilities:
Other investments:
Variation margin payable — futures contracts	755,594
Payable for:
Investments purchased	49,362,174
TBA sales commitment	1,150,468,422
Dividends	1,573,879
Fund shares reacquired	2,509,986
Amount due custodian	4,943,522
Accrued fees to affiliates	671,842
Accrued trustees’ and officers’ fees and benefits	493
Accrued other operating expenses	123,676
Trustee deferred compensation and retirement plans	124,888
Total liabilities	1,210,534,476
Net assets applicable to shares outstanding	$3,013,277,808
Net assets consist of:
Shares of beneficial interest	$3,332,315,691
Distributable earnings (loss)	(319,037,883)
$3,013,277,808
Net Assets:
Class A	$650,349,372
Class C	$40,840,717
Class R	$91,588,592
Class Y	$1,114,312,144
Class R5	$8,298
Class R6	$1,116,178,685
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	115,055,070
Class C	7,219,554
Class R	16,207,449
Class Y	198,243,529
Class R5	1,468
Class R6	197,699,576
Class A:
Net asset value per share	$5.65
Maximum offering price per share (Net asset value of $5.65 ÷ 95.75%)	$5.90
Class C:
Net asset value and offering price per share	$5.66
Class R:
Net asset value and offering price per share	$5.65
Class Y:
Net asset value and offering price per share	$5.62
Class R5:
Net asset value and offering price per share	$5.65
Class R6:
Net asset value and offering price per share	$5.65
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Core Bond Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest	$59,515,479
Dividends	391,097
Dividends from affiliated money market funds	13,843,727
Total investment income	73,750,303
Expenses:
Advisory fees	4,936,851
Administrative services fees	214,170
Custodian fees	46,671
Distribution fees:
Class A	784,072
Class C	204,109
Class R	206,916
Transfer agent fees — A, C, R and Y	1,230,990
Transfer agent fees — R5	2
Transfer agent fees — R6	183,899
Trustees’ and officers’ fees and benefits	20,155
Registration and filing fees	59,835
Reports to shareholders	59,251
Professional services fees	55,721
Other	21,210
Total expenses	8,023,852
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(785,737)
Net expenses	7,238,115
Net investment income	66,512,188
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(34,292,782)
Futures contracts	(4,167,013)
(38,459,795)
Change in net unrealized appreciation of:
Unaffiliated investment securities	33,153,605
Futures contracts	1,854,391
35,007,996
Net realized and unrealized gain (loss)	(3,451,799)
Net increase in net assets resulting from operations	$63,060,389
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco Core Bond Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$66,512,188	$114,125,007
Net realized gain (loss)	(38,459,795)	71,947,724
Change in net unrealized appreciation	35,007,996	64,185,042
Net increase in net assets resulting from operations	63,060,389	250,257,773
Distributions to shareholders from distributable earnings:
Class A	(14,127,978)	(27,980,733)
Class C	(748,408)	(1,534,412)
Class R	(1,727,919)	(3,109,629)
Class Y	(24,107,256)	(40,902,740)
Class R5	(194)	(576)
Class R6	(28,397,926)	(41,359,598)
Total distributions from distributable earnings	(69,109,681)	(114,887,688)
Share transactions–net:
Class A	9,428,432	36,524,956
Class C	(349,247)	(915,476)
Class R	17,682,047	4,050,992
Class Y	196,083,195	(10,886,499)
Class R5	—	(5,630)
Class R6	(80,419,204)	838,109,938
Net increase in net assets resulting from share transactions	142,425,223	866,878,281
Net increase in net assets	136,375,931	1,002,248,366
Net assets:
Beginning of period	2,876,901,877	1,874,653,511
End of period	$3,013,277,808	$2,876,901,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29
Invesco Core Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$5.66	$0.12	$(0.01)	$0.11	$(0.12)	$—	$(0.12)	$5.65	2.03%	$650,349	0.68%(d)	0.75%(d)	4.26%(d)	293%
Year ended 10/31/24	5.30	0.25	0.36	0.61	(0.25)	—	(0.25)	5.66	11.71	641,948	0.68	0.77	4.47	565
Year ended 10/31/23	5.51	0.23	(0.20)	0.03	(0.24)	—	(0.24)	5.30	0.40	567,301	0.68	0.79	4.12	578
Year ended 10/31/22	6.84	0.13	(1.31)	(1.18)	(0.15)	—	(0.15)	5.51	(17.43)	566,064	0.69	0.79	2.17	413
Year ended 10/31/21	7.05	0.09	(0.08)	0.01	(0.10)	(0.12)	(0.22)	6.84	0.15	760,690	0.72	0.79	1.23	526
Year ended 10/31/20	7.03	0.14	0.37	0.51	(0.15)	(0.34)	(0.49)	7.05	7.36 (e)	763,731	0.74 (e)	0.80 (e)	1.98 (e)	397
Class C
Six months ended 04/30/25	5.67	0.10	(0.01)	0.09	(0.10)	—	(0.10)	5.66	1.65	40,841	1.43 (d)	1.50 (d)	3.51 (d)	293
Year ended 10/31/24	5.31	0.21	0.36	0.57	(0.21)	—	(0.21)	5.67	10.88	41,245	1.43	1.52	3.72	565
Year ended 10/31/23	5.51	0.19	(0.19)	-	(0.20)	—	(0.20)	5.31	(0.16)	39,579	1.43	1.54	3.37	578
Year ended 10/31/22	6.84	0.09	(1.32)	(1.23)	(0.10)	—	(0.10)	5.51	(18.07)	41,620	1.44	1.54	1.42	413
Year ended 10/31/21	7.05	0.03	(0.07)	(0.04)	(0.05)	(0.12)	(0.17)	6.84	(0.64)	68,167	1.48	1.54	0.47	526
Year ended 10/31/20	7.03	0.08	0.37	0.45	(0.09)	(0.34)	(0.43)	7.05	6.51	94,978	1.55	1.56	1.17	397
Class R
Six months ended 04/30/25	5.66	0.11	(0.00)	0.11	(0.12)	—	(0.12)	5.65	1.90	91,589	0.93 (d)	1.00 (d)	4.01 (d)	293
Year ended 10/31/24	5.30	0.24	0.36	0.60	(0.24)	—	(0.24)	5.66	11.44	73,928	0.93	1.02	4.22	565
Year ended 10/31/23	5.50	0.22	(0.19)	0.03	(0.23)	—	(0.23)	5.30	0.33	65,342	0.93	1.04	3.87	578
Year ended 10/31/22	6.83	0.12	(1.31)	(1.19)	(0.14)	—	(0.14)	5.50	(17.68)	68,228	0.94	1.04	1.92	413
Year ended 10/31/21	7.04	0.07	(0.08)	(0.01)	(0.08)	(0.12)	(0.20)	6.83	(0.14)	84,671	0.98	1.04	0.97	526
Year ended 10/31/20	7.03	0.12	0.36	0.48	(0.13)	(0.34)	(0.47)	7.04	6.90	78,849	1.04	1.06	1.68	397
Class Y
Six months ended 04/30/25	5.63	0.13	(0.01)	0.12	(0.13)	—	(0.13)	5.62	2.16	1,114,312	0.43 (d)	0.50 (d)	4.51 (d)	293
Year ended 10/31/24	5.27	0.26	0.37	0.63	(0.27)	—	(0.27)	5.63	12.03	919,799	0.43	0.52	4.72	565
Year ended 10/31/23	5.47	0.24	(0.19)	0.05	(0.25)	—	(0.25)	5.27	0.82	873,415	0.43	0.54	4.37	578
Year ended 10/31/22	6.79	0.15	(1.30)	(1.15)	(0.17)	—	(0.17)	5.47	(17.21)	544,605	0.44	0.54	2.42	413
Year ended 10/31/21	7.00	0.10	(0.07)	0.03	(0.12)	(0.12)	(0.24)	6.79	0.43	721,456	0.43	0.54	1.52	526
Year ended 10/31/20	6.99	0.16	0.36	0.52	(0.17)	(0.34)	(0.51)	7.00	7.56	622,504	0.44	0.56	2.28	397
Class R5
Six months ended 04/30/25	5.66	0.13	(0.01)	0.12	(0.13)	—	(0.13)	5.65	2.18	8	0.38 (d)	0.40 (d)	4.56 (d)	293
Year ended 10/31/24	5.30	0.27	0.36	0.63	(0.27)	—	(0.27)	5.66	12.00	8	0.41	0.43	4.74	565
Year ended 10/31/23	5.50	0.25	(0.19)	0.06	(0.26)	—	(0.26)	5.30	0.84	13	0.43	0.45	4.37	578
Year ended 10/31/22	6.84	0.15	(1.32)	(1.17)	(0.17)	—	(0.17)	5.50	(17.36)	14	0.44	0.45	2.42	413
Year ended 10/31/21	7.05	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.84	0.46	17	0.41	0.43	1.54	526
Year ended 10/31/20	7.03	0.16	0.37	0.53	(0.17)	(0.34)	(0.51)	7.05	7.71	17	0.43	0.44	2.29	397
Class R6
Six months ended 04/30/25	5.66	0.13	(0.01)	0.12	(0.13)	—	(0.13)	5.65	2.19	1,116,179	0.37 (d)	0.39 (d)	4.57 (d)	293
Year ended 10/31/24	5.30	0.27	0.36	0.63	(0.27)	—	(0.27)	5.66	12.04	1,199,974	0.38	0.40	4.77	565
Year ended 10/31/23	5.50	0.25	(0.19)	0.06	(0.26)	—	(0.26)	5.30	0.87	329,003	0.39	0.41	4.41	578
Year ended 10/31/22	6.83	0.15	(1.31)	(1.16)	(0.17)	—	(0.17)	5.50	(17.22)	284,165	0.40	0.41	2.46	413
Year ended 10/31/21	7.04	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.83	0.48	311,703	0.38	0.40	1.57	526
Year ended 10/31/20	7.02	0.17	0.36	0.53	(0.17)	(0.34)	(0.51)	7.04	7.76	263,690	0.38	0.39	2.34	397

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30
Invesco Core Bond Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Core Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
31
Invesco Core Bond Fund

other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate
32
Invesco Core Bond Fund

debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.400%
Next $500 million	0.350%
Next $4 billion	0.330%
Over $5 billion	0.310%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.33%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.70%, 1.45%, 0.95%, 0.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause
33
Invesco Core Bond Fund

the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $350,318 and reimbursed class level expenses of $137,020, $9,611, $19,540, $242,808, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $26,388 in front-end sales commissions from the sale of Class A shares and $1,155 and $1,418 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,182,442,272	$8,301,106	$1,190,743,378
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	879,358,615	—	879,358,615
Asset-Backed Securities	—	546,958,196	—	546,958,196
U.S. Treasury Securities	—	516,782,518	—	516,782,518
Preferred Stocks	11,008,298	—	—	11,008,298
Agency Credit Risk Transfer Notes	—	6,941,515	—	6,941,515
Municipal Obligations	—	3,581,060	—	3,581,060
Money Market Funds	622,684,497	—	—	622,684,497
Total Investments in Securities	633,692,795	3,136,064,176	8,301,106	3,778,058,077
Other Investments - Assets*
Futures Contracts	3,518,692	—	—	3,518,692
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Invesco Core Bond Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(5,117,337)	$—	$—	$(5,117,337)
Total Other Investments	(1,598,645)	—	—	(1,598,645)
Total Investments	$632,094,150	$3,136,064,176	$8,301,106	$3,776,459,432

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$3,518,692
Derivatives not subject to master netting agreements	(3,518,692)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(5,117,337)
Derivatives not subject to master netting agreements	5,117,337
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(4,167,013)
Change in Net Unrealized Appreciation:
Futures contracts	1,854,391
Total	$(2,312,622)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$819,313,405

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $26,440.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
35
Invesco Core Bond Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$152,747,250	$109,910,482	$262,657,732
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $1,207,733,449 and $1,219,118,260, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$25,820,926
Aggregate unrealized (depreciation) of investments	(44,064,130)
Net unrealized appreciation (depreciation) of investments	$(18,243,204)
Cost of investments for tax purposes is $3,794,702,636.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	12,760,112	$71,841,351	24,930,232	$141,224,419
Class C	1,227,967	6,903,378	2,160,605	12,253,209
Class R	4,837,983	27,172,579	3,987,237	22,441,345
Class Y	69,768,989	390,950,568	93,528,922	526,025,194
Class R6	14,369,125	81,160,373	184,394,725	1,031,928,286
Issued as reinvestment of dividends:
Class A	2,252,010	12,728,258	4,473,984	25,284,329
Class C	120,413	681,170	243,790	1,379,060
Class R	302,527	1,709,918	545,821	3,084,225
Class Y	3,020,887	16,980,518	5,063,477	28,462,763
Class R6	4,925,256	27,812,590	7,029,257	39,701,570
Automatic conversion of Class C shares to Class A shares:
Class A	466,429	2,623,625	949,609	5,348,113
Class C	(466,086)	(2,623,625)	(948,992)	(5,348,113)
36
Invesco Core Bond Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(13,805,443)	$(77,764,802)	(23,963,676)	$(135,331,905)
Class C	(941,927)	(5,310,170)	(1,634,033)	(9,199,632)
Class R	(1,993,803)	(11,200,450)	(3,799,507)	(21,474,578)
Class Y	(37,927,480)	(211,847,891)	(100,918,142)	(565,374,456)
Class R5	-	-	(1,004)	(5,630)
Class R6	(33,780,450)	(189,392,167)	(41,327,092)	(233,519,918)
Net increase in share activity	25,136,509	$142,425,223	154,715,213	$866,878,281

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
37
Invesco Core Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
38
Invesco Core Bond Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-TRB-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Developing Markets Fund
Nasdaq:
A: ODMAX ■ C: ODVCX ■ R: ODVNX ■ Y: ODVYX ■ R5: DVMFX ■ R6: ODVIX

2	Consolidated Schedule of Investments
4	Consolidated Financial Statements
7	Consolidated Financial Highlights
8	Notes to Consolidated Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.91%
Brazil–7.17%
Banco BTG Pactual S.A., Series CPO	13,956,800	$93,723,276
Itau Unibanco Holding S.A., Preference Shares	30,883,685	193,623,342
Localiza Rent a Car S.A.	17,196,965	130,178,342
MercadoLibre, Inc.(a)	107,228	249,932,384
NU Holdings Ltd., Class A(a)	4,767,446	59,259,354
Petroleo Brasileiro S.A., ADR	7,200,842	81,297,506
Raia Drogasil S.A.	22,904,700	80,073,522
WEG S.A.	16,939,878	133,246,901
		1,021,334,627
Chile–1.29%
Antofagasta PLC	5,373,817	117,931,254
Banco de Chile	443,679,882	65,130,589
		183,061,843
China–27.45%
Airtac International Group	2,932,000	80,530,954
Alibaba Group Holding Ltd., ADR	1,514,893	180,923,671
BYD Co. Ltd., H Shares	1,536,500	72,977,923
Contemporary Amperex Technology Co. Ltd., A Shares	5,575,779	178,277,742
H World Group Ltd.	1,984,000	6,960,186
H World Group Ltd., ADR(b)	20,942,133	717,058,634
Meituan, B Shares(a)(c)	33,850,500	560,477,550
NetEase, Inc., ADR	1,615,090	172,911,535
New Horizon Health Ltd.(a)(b)(c)(d)	27,463,500	7,082,237
PDD Holdings, Inc., ADR(a)	1,711,206	180,652,017
Tencent Holdings Ltd.	20,703,058	1,268,081,805
Trip.com Group Ltd., ADR	2,046,662	120,732,591
WuXi AppTec Co. Ltd., H Shares(c)	16,804,500	129,875,185
Wuxi Biologics (Cayman), Inc.(a)(c)	51,359,500	149,169,951
WuXi XDC Cayman, Inc.(a)	5,234,000	24,661,241
Yum China Holdings, Inc.	692,954	30,011,838
ZTO Express (Cayman), Inc., ADR	1,606,041	29,711,759
		3,910,096,819
Denmark–0.45%
Zealand Pharma A/S(a)	911,844	64,491,171
France–1.59%
Kering S.A.	383,600	78,044,435
TotalEnergies SE	2,593,497	147,713,138
		225,757,573
Germany–0.48%
BioNTech SE, ADR(a)	652,562	67,964,332
Hong Kong–1.28%
AIA Group Ltd.	24,258,000	181,763,052
India–18.73%
Bajaj Finance Ltd.	318,759	32,525,051
Bajaj Finserv Ltd.	1,663,227	38,416,855
Cholamandalam Investment and Finance Co. Ltd.	1,681,658	29,744,072
Shares		Value
India–(continued)
DLF Ltd.	1,910,255	$15,236,936
Havells India Ltd.	3,648,594	69,089,178
HCL Technologies Ltd.	3,822,623	70,901,660
HDFC Bank Ltd.	19,749,496	448,588,989
ICICI Bank Ltd.	7,410,082	124,558,094
Infosys Ltd.	5,655,127	99,970,955
Kotak Mahindra Bank Ltd.	28,345,566	740,834,389
Macrotech Developers Ltd.(c)	9,980,041	157,026,214
Mahindra & Mahindra Ltd.	2,360,086	81,770,353
Oberoi Realty Ltd.	10,989,799	213,341,354
Pine Labs Pvt. Ltd.(d)	134,098	74,694,159
Swiggy Ltd.(a)	39,689,344	147,736,338
Tata Consultancy Services Ltd.	7,925,415	323,514,453
		2,667,949,050
Indonesia–1.96%
PT Bank Central Asia Tbk	525,076,200	279,177,923
Italy–1.58%
Ermenegildo Zegna N.V.	4,479,955	35,615,642
Prada S.p.A.	30,268,110	188,989,625
		224,605,267
Japan–2.50%
ASICS Corp.	630,000	13,541,248
Chugai Pharmaceutical Co. Ltd.	2,661,900	153,350,756
Daiichi Sankyo Co. Ltd.	7,382,100	188,838,620
		355,730,624
Luxembourg–0.63%
Zabka Group S.A.(a)	15,825,312	90,321,864
Mexico–4.87%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	28,839,859	303,494,643
Grupo Mexico S.A.B. de C.V., Class B	74,961,913	389,516,786
		693,011,429
Netherlands–1.52%
argenx SE, ADR(a)	281,108	181,354,015
ASML Holding N.V., New York Shares	51,929	34,692,727
		216,046,742
Peru–0.97%
Credicorp Ltd.	682,938	138,083,234
Philippines–2.33%
SM Investments Corp.	17,512,382	272,605,897
SM Prime Holdings, Inc.	137,022,800	59,814,209
		332,420,106
Poland–0.84%
Allegro.eu S.A.(a)(c)	13,712,913	120,322,842
Portugal–2.27%
Galp Energia SGPS S.A.	20,840,993	322,905,644
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Developing Markets Fund

Shares		Value
Russia–0.00%
Sberbank of Russia PJSC(d)	4,942,538	$5
South Africa–1.78%
Capitec Bank Holdings Ltd.	142,292	26,410,274
FirstRand Ltd.	58,040,541	227,248,520
		253,658,794
South Korea–4.17%
NAVER Corp.	833,442	117,269,942
Samsung Biologics Co. Ltd.(a)(c)	334,838	247,803,054
Samsung Electronics Co. Ltd.	1,888,415	73,681,298
SK hynix, Inc.	1,243,120	155,107,902
		593,862,196
Taiwan–12.57%
Delta Electronics, Inc.	6,671,000	69,900,046
Hon Hai Precision Industry Co. Ltd.	18,908,000	84,240,750
MediaTek, Inc.	5,170,000	219,689,162
Taiwan Semiconductor Manufacturing Co. Ltd.	47,304,429	1,340,349,767
Voltronic Power Technology Corp.	1,635,919	76,710,269
		1,790,889,994
Turkey–0.10%
Akbank T.A.S.	11,717,383	14,889,508
United Arab Emirates–0.31%
Americana Restaurants International PLC	74,095,976	44,170,739
United Kingdom–1.15%
AstraZeneca PLC	1,142,444	163,674,298
Shares		Value
United States–0.92%
Applied Materials, Inc.	246,286	$37,117,763
Legend Biotech Corp., ADR(a)	2,686,613	93,897,124
		131,014,887
Total Common Stocks & Other Equity Interests (Cost $9,187,187,779)		14,087,204,563
Preferred Stocks–0.86%
China–0.45%
Abogen Therapeutics Ltd., Series C, Pfd.(d)	1,436,122	64,338,265
India–0.41%
Pine Labs Pvt. Ltd., Series K, Pfd.(d)	103,185	57,475,256
Total Preferred Stocks (Cost $115,430,332)		121,813,521
Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)(e)	26,356,718	26,356,718
Invesco Treasury Portfolio, Institutional Class, 4.23%(b)(e)	48,968,495	48,968,495
Total Money Market Funds (Cost $75,325,213)		75,325,213
TOTAL INVESTMENTS IN SECURITIES—100.30% (Cost $9,377,943,324)		14,284,343,297
OTHER ASSETS LESS LIABILITIES–(0.30)%		(42,544,363)
NET ASSETS–100.00%		$14,241,798,934
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Pfd.	– Preferred
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,111,408	$939,669,466	$(1,016,424,156)	$-	$-	$26,356,718	$1,710,388
Invesco Treasury Portfolio, Institutional Class	191,550,628	1,745,100,437	(1,887,682,570)	-	-	48,968,495	3,149,248
Investments in Other Affiliates:
H World Group Ltd., ADR	905,244,592	-	(139,255,554)	(71,201,829)	22,271,425	717,058,634	19,895,027
New Horizon Health Ltd.	13,130,578	-	(360,716)	(33,536)	(5,654,089)	7,082,237	-
Total	$1,213,037,206	$2,684,769,903	$(3,043,722,996)	$(71,235,365)	$16,617,336	$799,466,084	$24,754,663

(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $1,371,757,033, which represented 9.63% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Developing Markets Fund

Consolidated Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,031,281,033)	$13,484,877,213
Investments in affiliates, at value (Cost $346,662,291)	799,466,084
Cash	58,055,207
Foreign currencies, at value (Cost $37,599,273)	37,895,653
Receivable for:
Investments sold	9,493,524
Fund shares sold	5,338,581
Dividends	26,336,999
Investment for trustee deferred compensation and retirement plans	1,242,090
Other assets	132,880
Total assets	14,422,838,231
Liabilities:
Payable for:
Fund shares reacquired	59,065,266
Accrued foreign taxes	110,746,706
Accrued fees to affiliates	7,159,490
Accrued trustees’ and officers’ fees and benefits	190,655
Accrued other operating expenses	2,635,090
Trustee deferred compensation and retirement plans	1,242,090
Total liabilities	181,039,297
Net assets applicable to shares outstanding	$14,241,798,934
Net assets consist of:
Shares of beneficial interest	$9,303,068,458
Distributable earnings	4,938,730,476
$14,241,798,934
Net Assets:
Class A	$1,675,490,505
Class C	$24,055,150
Class R	$183,008,354
Class Y	$7,518,907,429
Class R5	$4,353,519
Class R6	$4,835,983,977
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	42,139,332
Class C	678,644
Class R	4,839,490
Class Y	192,492,342
Class R5	109,619
Class R6	123,888,809
Class A:
Net asset value per share	$39.76
Maximum offering price per share (Net asset value of $39.76 ÷ 94.50%)	$42.07
Class C:
Net asset value and offering price per share	$35.45
Class R:
Net asset value and offering price per share	$37.82
Class Y:
Net asset value and offering price per share	$39.06
Class R5:
Net asset value and offering price per share	$39.72
Class R6:
Net asset value and offering price per share	$39.03
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Developing Markets Fund

Consolidated Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest	$66,853
Dividends (net of foreign withholding taxes of $15,760,231)	113,501,789
Dividends from affiliates	24,754,663
Total investment income	138,323,305
Expenses:
Advisory fees	63,403,602
Administrative services fees	1,142,252
Custodian fees	1,387,971
Distribution fees:
Class A	2,203,487
Class C	132,796
Class R	472,002
Transfer agent fees — A, C, R and Y	11,397,128
Transfer agent fees — R5	9,040
Transfer agent fees — R6	1,080,932
Trustees’ and officers’ fees and benefits	29,564
Registration and filing fees	101,409
Reports to shareholders	657,028
Professional services fees	98,553
Other	211,846
Total expenses	82,327,610
Less: Fees waived and/or expense offset arrangement(s)	(164,121)
Net expenses	82,163,489
Net investment income	56,159,816
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $42,826,936)	962,905,578
Affiliated investment securities	16,617,336
Foreign currencies	(6,809,580)
Forward foreign currency contracts	(400,418)
972,312,916
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $24,292,223)	(1,383,684,036)
Affiliated investment securities	(71,235,365)
Foreign currencies	2,130,452
(1,452,788,949)
Net realized and unrealized gain (loss)	(480,476,033)
Net increase (decrease) in net assets resulting from operations	$(424,316,217)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Developing Markets Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$56,159,816	$268,204,930
Net realized gain	972,312,916	1,723,080,962
Change in net unrealized appreciation (depreciation)	(1,452,788,949)	803,506,696
Net increase (decrease) in net assets resulting from operations	(424,316,217)	2,794,792,588
Distributions to shareholders from distributable earnings:
Class A	(99,867)	(12,443,762)
Class C	—	(82,552)
Class R	—	(673,642)
Class Y	(22,561,947)	(92,573,787)
Class R5	(92,238)	(151,648)
Class R6	(25,052,449)	(87,629,049)
Total distributions from distributable earnings	(47,806,501)	(193,554,440)
Share transactions–net:
Class A	(270,769,551)	(554,364,376)
Class C	(5,252,648)	(10,441,621)
Class R	(13,143,027)	(41,584,488)
Class Y	(1,699,998,825)	(2,556,147,051)
Class R5	(23,432,616)	9,748,862
Class R6	(1,902,192,718)	(2,662,747,530)
Net increase (decrease) in net assets resulting from share transactions	(3,914,789,385)	(5,815,536,204)
Net increase (decrease) in net assets	(4,386,912,103)	(3,214,298,056)
Net assets:
Beginning of period	18,628,711,037	21,843,009,093
End of period	$14,241,798,934	$18,628,711,037
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Developing Markets Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$40.70	$0.08	$(1.02)	$(0.94)	$(0.00)	$—	$(0.00)	$39.76	(2.31)%	$1,675,491	1.31%(d)	1.31%(d)	0.42%(d)	25%
Year ended 10/31/24	36.25	0.39	4.27	4.66	(0.21)	—	(0.21)	40.70	12.89	1,993,336	1.28	1.28	0.96	43
Year ended 10/31/23	31.45	0.28	4.72	5.00	(0.20)	—	(0.20)	36.25	15.91	2,281,614	1.25	1.25	0.73	25
Year ended 10/31/22	53.50	0.08	(19.74)	(19.66)	(0.04)	(2.35)	(2.39)	31.45	(38.24)	2,394,926	1.24	1.24	0.23	27
Year ended 10/31/21	45.84	0.11	7.55	7.66	—	—	—	53.50	16.71	4,467,836	1.20	1.20	0.20	38
Year ended 10/31/20	44.28	0.04	2.50	2.54	(0.11)	(0.87)	(0.98)	45.84	5.75	4,130,292	1.22	1.22	0.08	30
Class C
Six months ended 04/30/25	36.41	(0.06)	(0.90)	(0.96)	—	—	—	35.45	(2.64)	24,055	2.06 (d)	2.06 (d)	(0.33)(d)	25
Year ended 10/31/24	32.58	0.08	3.83	3.91	(0.08)	—	(0.08)	36.41	12.00	30,132	2.03	2.03	0.21	43
Year ended 10/31/23	28.36	(0.01)	4.27	4.26	(0.04)	—	(0.04)	32.58	15.01	36,504	2.00	2.00	(0.02)	25
Year ended 10/31/22	48.79	(0.19)	(17.89)	(18.08)	—	(2.35)	(2.35)	28.36	(38.70)	30,355	1.99	1.99	(0.52)	27
Year ended 10/31/21	42.11	(0.28)	6.96	6.68	—	—	—	48.79	15.86	71,470	1.95	1.95	(0.55)	38
Year ended 10/31/20	40.96	(0.27)	2.29	2.02	—	(0.87)	(0.87)	42.11	4.93	225,906	1.97	1.97	(0.67)	30
Class R
Six months ended 04/30/25	38.75	0.03	(0.96)	(0.93)	—	—	—	37.82	(2.40)	183,008	1.56 (d)	1.56 (d)	0.17 (d)	25
Year ended 10/31/24	34.52	0.27	4.07	4.34	(0.11)	—	(0.11)	38.75	12.60	200,998	1.53	1.53	0.71	43
Year ended 10/31/23	29.94	0.18	4.48	4.66	(0.08)	—	(0.08)	34.52	15.58	216,912	1.50	1.50	0.48	25
Year ended 10/31/22	51.11	(0.01)	(18.81)	(18.82)	—	(2.35)	(2.35)	29.94	(38.38)	209,736	1.49	1.49	(0.02)	27
Year ended 10/31/21	43.91	(0.03)	7.23	7.20	—	—	—	51.11	16.40	379,043	1.45	1.45	(0.05)	38
Year ended 10/31/20	42.48	(0.07)	2.40	2.33	(0.03)	(0.87)	(0.90)	43.91	5.49	387,506	1.47	1.47	(0.17)	30
Class Y
Six months ended 04/30/25	40.03	0.13	(1.00)	(0.87)	(0.10)	—	(0.10)	39.06	(2.18)	7,518,907	1.06 (d)	1.06 (d)	0.67 (d)	25
Year ended 10/31/24	35.67	0.48	4.19	4.67	(0.31)	—	(0.31)	40.03	13.17	9,452,791	1.03	1.03	1.21	43
Year ended 10/31/23	30.99	0.37	4.64	5.01	(0.33)	—	(0.33)	35.67	16.15	10,725,130	1.00	1.00	0.98	25
Year ended 10/31/22	52.78	0.19	(19.44)	(19.25)	(0.19)	(2.35)	(2.54)	30.99	(38.08)	10,871,573	0.99	0.99	0.48	27
Year ended 10/31/21	45.21	0.24	7.45	7.69	(0.12)	—	(0.12)	52.78	17.01	23,079,615	0.95	0.95	0.45	38
Year ended 10/31/20	43.70	0.14	2.48	2.62	(0.24)	(0.87)	(1.11)	45.21	6.01	18,432,202	0.97	0.97	0.33	30
Class R5
Six months ended 04/30/25	40.70	0.16	(1.01)	(0.85)	(0.13)	—	(0.13)	39.72	(2.09)	4,354	0.94 (d)	0.94 (d)	0.79 (d)	25
Year ended 10/31/24	36.26	0.52	4.26	4.78	(0.34)	—	(0.34)	40.70	13.25	28,230	0.95	0.95	1.29	43
Year ended 10/31/23	31.51	0.39	4.75	5.14	(0.39)	—	(0.39)	36.26	16.30	16,143	0.94	0.94	1.04	25
Year ended 10/31/22	53.52	0.26	(19.70)	(19.44)	(0.22)	(2.35)	(2.57)	31.51	(37.93)	130	0.89	0.89	0.58	27
Year ended 10/31/21	45.85	0.27	7.55	7.82	(0.15)	—	(0.15)	53.52	17.07	10,527	0.90	0.90	0.50	38
Year ended 10/31/20	44.33	0.17	2.52	2.69	(0.30)	(0.87)	(1.17)	45.85	6.10	13,560	0.89	0.89	0.41	30
Class R6
Six months ended 04/30/25	40.03	0.17	(1.01)	(0.84)	(0.16)	—	(0.16)	39.03	(2.10)	4,835,984	0.88 (d)	0.88 (d)	0.85 (d)	25
Year ended 10/31/24	35.67	0.53	4.20	4.73	(0.37)	—	(0.37)	40.03	13.33	6,923,223	0.88	0.88	1.36	43
Year ended 10/31/23	31.02	0.42	4.64	5.06	(0.41)	—	(0.41)	35.67	16.31	8,566,706	0.87	0.87	1.11	25
Year ended 10/31/22	52.83	0.25	(19.44)	(19.19)	(0.27)	(2.35)	(2.62)	31.02	(37.98)	9,369,739	0.84	0.84	0.63	27
Year ended 10/31/21	45.25	0.32	7.45	7.77	(0.19)	—	(0.19)	52.83	17.17	21,541,460	0.81	0.81	0.59	38
Year ended 10/31/20	43.75	0.21	2.48	2.69	(0.32)	(0.87)	(1.19)	45.25	6.17	17,009,325	0.82	0.82	0.48	30

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $24,736,814 in connection with the acquisition of Invesco Emerging Markets Innovators Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Developing Markets Fund

Notes to Consolidated Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the OFI Global China Fund, LLC (the “Subsidiary”), a private fund organized under Delaware law that is a wholly-owned subsidiary of the Fund. The Subsidiary may invest in companies established or operating in, or with significant exposure to, the People’s Republic of China or other developing markets countries. For operational efficiency and regulatory considerations, the Fund may gain access to such companies through an investment in the Subsidiary. The Fund may invest up to 10% of its net assets in the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
8
Invesco Developing Markets Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Consolidated Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Consolidated Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Consolidated Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related
9
Invesco Developing Markets Fund

to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
M.
Other Risks - The Subsidiary is not registered under the 1940 Act. As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiary is controlled by the Fund and managed by OppenheimerFunds, Inc. The Subsidiary may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Subsidiary is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely. In addition, investments in the Subsidiary will be deemed illiquid and therefore subject the Fund to liquidity risk.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
10
Invesco Developing Markets Fund

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
The Fund’s investments in Class A Shares of Chinese companies involve certain risks discussed above that may be more pronounced for the China A Shares market than for Chinese securities markets generally because the A-share market is subject to greater government restrictions and control.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	1.000%
Next $250 million	0.950%
Next $500 million	0.900%
Next $6 billion	0.850%
Next $3 billion	0.800%
Next $20 billion	0.750%
Next $15 billion	0.740%
Over $45 billion	0.730%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.79%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $126,243.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
11
Invesco Developing Markets Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $22,544 in front-end sales commissions from the sale of Class A shares and $628 and $612 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $237 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,021,334,627	$—	$—	$1,021,334,627
Chile	65,130,589	117,931,254	—	183,061,843
China	1,432,002,045	2,471,012,537	71,420,502	3,974,435,084
Denmark	—	64,491,171	—	64,491,171
France	—	225,757,573	—	225,757,573
Germany	67,964,332	—	—	67,964,332
Hong Kong	—	181,763,052	—	181,763,052
India	—	2,593,254,891	132,169,415	2,725,424,306
Indonesia	—	279,177,923	—	279,177,923
Italy	35,615,642	188,989,625	—	224,605,267
Japan	—	355,730,624	—	355,730,624
Luxembourg	—	90,321,864	—	90,321,864
Mexico	693,011,429	—	—	693,011,429
Netherlands	216,046,742	—	—	216,046,742
Peru	138,083,234	—	—	138,083,234
Philippines	—	332,420,106	—	332,420,106
Poland	—	120,322,842	—	120,322,842
Portugal	—	322,905,644	—	322,905,644
Russia	—	—	5	5
South Africa	—	253,658,794	—	253,658,794
South Korea	—	593,862,196	—	593,862,196
Taiwan	—	1,790,889,994	—	1,790,889,994
Turkey	—	14,889,508	—	14,889,508
United Arab Emirates	—	44,170,739	—	44,170,739
United Kingdom	—	163,674,298	—	163,674,298
12
Invesco Developing Markets Fund

	Level 1	Level 2	Level 3	Total
United States	$131,014,887	$—	$—	$131,014,887
Money Market Funds	75,325,213	—	—	75,325,213
Total Investments	$3,875,528,740	$10,205,224,635	$203,589,922	$14,284,343,297
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2025:
	Value 10/31/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 04/30/25
Preferred Stocks	$107,560,291	$—	$—	$—	$—	$14,253,230	$—	$—	$121,813,521
Common Stocks & Other Equity Interests	82,309,993	—	(360,558)	—	(5,654,247)	5,481,213	—	—	81,776,401
Total	$189,870,284	$—	$(360,558)	$—	$(5,654,247)	$19,734,443	$—	$—	$203,589,922
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 04/30/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Preferred Stocks	$121,813,521	Expected Recovery	Anticipated Proceeds	$44.80 per share	-
Common Stocks & Other Equity Interests	81,776,401	Comparable Companies	Revenue Multiple	20x	-
Total	$203,589,922
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(400,418)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$13,325,800

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $37,878.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the
13
Invesco Developing Markets Fund

overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$818,621,723	$3,805,435	$822,427,158
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $3,900,817,531 and $7,627,660,870, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,235,543,389
Aggregate unrealized (depreciation) of investments	(502,849,153)
Net unrealized appreciation of investments	$4,732,694,236
Cost of investments for tax purposes is $9,551,649,061.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,977,502	$78,462,959	5,328,855	$209,984,871
Class C	42,776	1,510,870	122,228	4,346,117
Class R	285,997	10,731,033	570,733	21,498,256
Class Y	14,437,742	560,402,222	48,735,422	1,886,738,151
Class R5	55,478	2,181,791	334,136	13,173,729
Class R6	11,168,158	436,217,362	33,683,986	1,304,198,481
Issued as reinvestment of dividends:
Class A	2,010	80,587	300,051	11,389,931
Class C	-	-	2,363	80,803
Class R	-	-	18,567	672,685
Class Y	465,816	18,311,245	2,068,190	77,060,768
Class R5	2,308	92,195	4,001	151,495
Class R6	457,700	17,969,282	1,783,040	66,346,917
Automatic conversion of Class C shares to Class A shares:
Class A	58,881	2,343,816	133,270	5,290,203
Class C	(65,939)	(2,343,816)	(148,359)	(5,290,203)
14
Invesco Developing Markets Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(8,881,333)	$(351,656,913)	(19,718,498)	$(781,029,381)
Class C	(125,696)	(4,419,702)	(269,297)	(9,578,338)
Class R	(633,461)	(23,874,060)	(1,685,433)	(63,755,429)
Class Y	(58,560,623)	(2,278,712,292)	(115,293,702)	(4,519,945,970)
Class R5	(641,827)	(25,706,602)	(89,650)	(3,576,362)
Class R6	(60,703,739)	(2,356,379,362)	(102,650,102)	(4,033,292,928)
Net increase (decrease) in share activity	(100,658,250)	$(3,914,789,385)	(146,770,199)	$(5,815,536,204)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Developing Markets Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Developing Markets Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-DVM-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Discovery Mid Cap Growth Fund
Nasdaq:
A: OEGAX ■ C: OEGCX ■ R: OEGNX ■ Y: OEGYX ■ R5: DMCFX ■ R6: OEGIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.98%
Aerospace & Defense–7.66%
Axon Enterprise, Inc.(b)	234,019	$143,523,853
Curtiss-Wright Corp.	183,853	63,409,061
Embraer S.A., ADR (Brazil)(b)	836,011	38,406,345
HEICO Corp.(c)	187,448	47,004,460
Howmet Aerospace, Inc.	1,024,125	141,923,243
		434,266,962
Apparel Retail–0.99%
Burlington Stores, Inc.(b)	249,110	56,059,714
Application Software–11.02%
AppLovin Corp., Class A(b)	306,322	82,495,578
Datadog, Inc., Class A(b)	395,063	40,359,636
Guidewire Software, Inc.(b)	394,034	80,686,342
HubSpot, Inc.(b)	166,205	101,634,358
Palantir Technologies, Inc., Class A(b)	1,161,583	137,577,891
Procore Technologies, Inc.(b)	312,146	20,005,437
Q2 Holdings, Inc.(b)	365,336	28,952,878
Samsara, Inc., Class A(b)	1,157,731	45,915,611
Tyler Technologies, Inc.(b)	160,111	86,988,306
		624,616,037
Asset Management & Custody Banks–2.78%
Ares Management Corp., Class A(c)	682,291	104,069,846
Blue Owl Capital, Inc.(c)	1,187,777	22,009,508
Hamilton Lane, Inc., Class A(c)	203,697	31,469,150
		157,548,504
Automotive Retail–1.62%
AutoZone, Inc.(b)	24,334	91,559,108
Biotechnology–2.73%
Alnylam Pharmaceuticals, Inc.(b)	235,412	61,969,855
Natera, Inc.(b)	614,156	92,694,565
		154,664,420
Broadline Retail–0.44%
Ollie’s Bargain Outlet Holdings, Inc.(b)	237,407	25,191,257
Building Products–1.82%
Builders FirstSource, Inc.(b)	314,874	37,668,377
Lennox International, Inc.	119,831	65,517,599
		103,185,976
Cargo Ground Transportation–0.81%
XPO, Inc.(b)(c)	431,154	45,754,062
Communications Equipment–1.14%
Motorola Solutions, Inc.	146,589	64,556,330
Construction & Engineering–3.25%
Comfort Systems USA, Inc.	105,124	41,792,046
EMCOR Group, Inc.	111,252	44,578,676
Quanta Services, Inc.	335,056	98,067,541
		184,438,263
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.73%
Wabtec Corp.	530,837	$98,066,827
Consumer Electronics–0.94%
Garmin Ltd.	284,463	53,157,601
Consumer Staples Merchandise Retail–0.82%
BJ’s Wholesale Club Holdings, Inc.(b)	396,356	46,595,611
Education Services–1.55%
Duolingo, Inc.(b)	225,752	87,925,889
Electrical Components & Equipment–0.77%
Vertiv Holdings Co., Class A	509,653	43,514,173
Electronic Manufacturing Services–1.61%
Flex Ltd.(b)	2,663,542	91,466,032
Environmental & Facilities Services–1.13%
Republic Services, Inc.	254,850	63,903,638
Financial Exchanges & Data–3.30%
Nasdaq, Inc.	898,617	68,483,602
Tradeweb Markets, Inc., Class A	857,181	118,548,132
		187,031,734
Food Retail–0.61%
Casey’s General Stores, Inc.	74,605	34,511,527
Health Care Distributors–2.77%
Cencora, Inc.	535,884	156,837,170
Health Care Equipment–3.02%
Globus Medical, Inc., Class A(b)(c)	734,208	52,694,108
Insulet Corp.(b)	300,857	75,903,213
Penumbra, Inc.(b)	146,187	42,809,401
		171,406,722
Health Care Facilities–3.84%
Encompass Health Corp.	1,286,090	150,459,669
Tenet Healthcare Corp.(b)	468,547	66,978,794
		217,438,463
Health Care Services–1.01%
Labcorp Holdings, Inc.	237,101	57,143,712
Hotels, Resorts & Cruise Lines–2.60%
Hilton Worldwide Holdings, Inc.	346,170	78,054,412
Viking Holdings Ltd.(b)(c)	1,376,810	56,490,514
Wyndham Hotels & Resorts, Inc.	151,836	12,951,611
		147,496,537
Independent Power Producers & Energy Traders–0.82%
Vistra Corp.	357,444	46,335,466
Industrial Machinery & Supplies & Components–0.55%
ITT, Inc.	226,932	31,094,224
Insurance Brokers–2.56%
Brown & Brown, Inc.	834,986	92,349,451
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Insurance Brokers–(continued)
Ryan Specialty Holdings, Inc., Class A(c)	800,737	$52,456,281
		144,805,732
Interactive Home Entertainment–0.55%
Take-Two Interactive Software, Inc.(b)	133,246	31,088,957
Interactive Media & Services–0.44%
Reddit, Inc., Class A(b)(c)	213,652	24,905,414
Internet Services & Infrastructure–4.00%
Cloudflare, Inc., Class A(b)	655,936	79,223,950
GoDaddy, Inc., Class A(b)	782,031	147,279,898
		226,503,848
Investment Banking & Brokerage–2.72%
Evercore, Inc., Class A	148,359	30,456,619
LPL Financial Holdings, Inc.	167,649	53,612,474
Raymond James Financial, Inc.	199,792	27,379,495
Robinhood Markets, Inc., Class A(b)	873,589	42,901,956
		154,350,544
Leisure Facilities–0.84%
Planet Fitness, Inc., Class A(b)	501,665	47,452,492
Life Sciences Tools & Services–0.46%
Repligen Corp.(b)(c)	190,001	26,218,238
Managed Health Care–0.45%
HealthEquity, Inc.(b)	294,725	25,263,827
Movies & Entertainment–1.90%
Spotify Technology S.A. (Sweden)(b)	117,240	71,983,015
TKO Group Holdings, Inc.(c)	218,946	35,668,493
		107,651,508
Oil & Gas Equipment & Services–0.77%
TechnipFMC PLC (United Kingdom)	1,557,894	43,885,874
Oil & Gas Exploration & Production–0.56%
Coterra Energy, Inc.(c)	1,282,506	31,498,347
Oil & Gas Storage & Transportation–3.41%
Cheniere Energy, Inc.	353,217	81,631,981
Targa Resources Corp.	653,095	111,613,935
		193,245,916
Other Specialty Retail–1.42%
Chewy, Inc., Class A(b)	2,140,107	80,254,013
Paper & Plastic Packaging Products & Materials–0.44%
Packaging Corp. of America	133,118	24,708,032
Real Estate Services–2.01%
CBRE Group, Inc., Class A(b)	307,486	37,568,640
Jones Lang LaSalle, Inc.(b)	334,596	76,090,476
		113,659,116
Research & Consulting Services–1.49%
Verisk Analytics, Inc.	284,128	84,224,063
Shares		Value
Restaurants–2.33%
Cava Group, Inc.(b)	307,301	$28,403,832
Dutch Bros, Inc., Class A(b)	568,858	33,983,577
Texas Roadhouse, Inc.	419,345	69,594,496
		131,981,905
Semiconductors–2.54%
Astera Labs, Inc.(b)(c)	456,652	29,823,942
MACOM Technology Solutions Holdings, Inc.(b)	648,087	67,239,026
Monolithic Power Systems, Inc.	78,951	46,825,838
		143,888,806
Steel–1.06%
Carpenter Technology Corp.(c)	306,196	59,895,000
Systems Software–3.32%
Check Point Software Technologies Ltd. (Israel)(b)	303,747	66,690,691
CyberArk Software Ltd.(b)	345,379	121,628,669
		188,319,360
Trading Companies & Distributors–0.73%
Fastenal Co.	508,202	41,149,116
Transaction & Payment Processing Services–0.65%
Toast, Inc., Class A(b)(c)	1,036,354	36,873,475
Total Common Stocks & Other Equity Interests (Cost $4,417,309,065)		5,437,589,542
Money Market Funds–3.99%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	79,013,810	79,013,810
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	146,740,428	146,740,428
Total Money Market Funds (Cost $225,754,238)		225,754,238
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $4,643,063,303)		5,663,343,780
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.65%
Invesco Private Government Fund, 4.32%(d)(e)(f)	73,211,065	73,211,065
Invesco Private Prime Fund, 4.46%(d)(e)(f)	190,285,790	190,323,847
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $263,535,380)		263,534,912
TOTAL INVESTMENTS IN SECURITIES–104.62% (Cost $4,906,598,683)		5,926,878,692
OTHER ASSETS LESS LIABILITIES—(4.62)%		(261,680,880)
NET ASSETS–100.00%		$5,665,197,812
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,573,046	$466,645,278	$(454,204,514)	$-	$-	$79,013,810	$1,444,457
Invesco Liquid Assets Portfolio, Institutional Class	-	-	-	-	-	-	5,655
Invesco Treasury Portfolio, Institutional Class	123,636,150	866,626,945	(843,522,667)	-	-	146,740,428	2,653,634
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,523,131	559,630,039	(547,942,105)	-	-	73,211,065	1,250,770*
Invesco Private Prime Fund	194,247,109	1,149,971,917	(1,153,890,135)	(468)	(4,576)	190,323,847	3,357,869*
Total	$445,979,436	$3,042,874,179	$(2,999,559,421)	$(468)	$(4,576)	$489,289,150	$8,712,385

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,417,309,065)*	$5,437,589,542
Investments in affiliated money market funds, at value (Cost $489,289,618)	489,289,150
Cash	200,000
Receivable for:
Fund shares sold	4,787,021
Dividends	2,081,566
Investment for trustee deferred compensation and retirement plans	507,953
Other assets	85,974
Total assets	5,934,541,206
Liabilities:
Payable for:
Fund shares reacquired	3,041,370
Collateral upon return of securities loaned	263,535,380
Accrued fees to affiliates	1,995,258
Accrued trustees’ and officers’ fees and benefits	3,398
Accrued other operating expenses	228,202
Trustee deferred compensation and retirement plans	539,786
Total liabilities	269,343,394
Net assets applicable to shares outstanding	$5,665,197,812
Net assets consist of:
Shares of beneficial interest	$4,568,979,689
Distributable earnings	1,096,218,123
$5,665,197,812
Net Assets:
Class A	$3,356,077,286
Class C	$76,484,397
Class R	$133,175,225
Class Y	$603,755,168
Class R5	$94,932,690
Class R6	$1,400,773,046
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	134,586,681
Class C	4,443,698
Class R	6,036,489
Class Y	20,158,951
Class R5	3,723,281
Class R6	45,447,657
Class A:
Net asset value per share	$24.94
Maximum offering price per share (Net asset value of $24.94 ÷ 94.50%)	$26.39
Class C:
Net asset value and offering price per share	$17.21
Class R:
Net asset value and offering price per share	$22.06
Class Y:
Net asset value and offering price per share	$29.95
Class R5:
Net asset value and offering price per share	$25.50
Class R6:
Net asset value and offering price per share	$30.82

*	At April 30, 2025, securities with an aggregate value of $259,557,266 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Discovery Mid Cap Growth Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends	$16,193,423
Dividends from affiliated money market funds (includes net securities lending income of $127,969)	4,231,715
Total investment income	20,425,138
Expenses:
Advisory fees	18,831,859
Administrative services fees	443,075
Custodian fees	16,402
Distribution fees:
Class A	4,623,388
Class C	440,966
Class R	362,686
Transfer agent fees — A, C, R and Y	3,600,191
Transfer agent fees — R5	59,509
Transfer agent fees — R6	209,783
Trustees’ and officers’ fees and benefits	31,268
Registration and filing fees	73,628
Reports to shareholders	166,695
Professional services fees	45,685
Other	43,787
Total expenses	28,948,922
Less: Fees waived and/or expense offset arrangement(s)	(190,033)
Net expenses	28,758,889
Net investment income (loss)	(8,333,751)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	115,349,179
Affiliated investment securities	(4,576)
115,344,603
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(558,965,773)
Affiliated investment securities	(468)
(558,966,241)
Net realized and unrealized gain (loss)	(443,621,638)
Net increase (decrease) in net assets resulting from operations	$(451,955,389)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income (loss)	$(8,333,751)	$(13,748,078)
Net realized gain	115,344,603	701,602,894
Change in net unrealized appreciation (depreciation)	(558,966,241)	1,198,143,003
Net increase (decrease) in net assets resulting from operations	(451,955,389)	1,885,997,819
Distributions to shareholders from distributable earnings:
Class A	(183,172,924)	—
Class C	(6,383,914)	—
Class R	(7,960,773)	—
Class Y	(26,462,759)	—
Class R5	(5,886,635)	—
Class R6	(56,446,518)	—
Total distributions from distributable earnings	(286,313,523)	—
Share transactions–net:
Class A	48,572,890	(307,475,727)
Class C	(3,813,586)	(22,138,664)
Class R	6,648,182	(11,129,996)
Class Y	30,935,739	(70,773,996)
Class R5	(12,866,608)	(11,506,134)
Class R6	160,230,901	(66,118,304)
Net increase (decrease) in net assets resulting from share transactions	229,707,518	(489,142,821)
Net increase (decrease) in net assets	(508,561,394)	1,396,854,998
Net assets:
Beginning of period	6,173,759,206	4,776,904,208
End of period	$5,665,197,812	$6,173,759,206
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Discovery Mid Cap Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$28.21	$(0.05)	$(1.84)	$(1.89)	$(1.38)	$24.94	(7.46)%	$3,356,077	1.05%(d)	1.05%(d)	(0.39)%(d)	53%
Year ended 10/31/24	20.05	(0.09)	8.25	8.16	—	28.21	40.70	3,761,749	1.06	1.06	(0.35)	102
Year ended 10/31/23	21.50	(0.08)	(1.37)	(1.45)	—	20.05	(6.74)	2,918,068	1.04	1.04	(0.37)	124
Year ended 10/31/22	37.13	(0.11)	(9.79)	(9.90)	(5.73)	21.50	(30.69)	3,398,899	1.04	1.04	(0.44)	94
Year ended 10/31/21	26.65	(0.25)	11.81	11.56	(1.08)	37.13	44.48	5,288,400	1.03	1.03	(0.76)	92
Year ended 10/31/20	22.17	(0.13)	5.60	5.47	(0.99)	26.65	25.60 (e)	3,787,636	1.05 (e)	1.05 (e)	(0.54)(e)	131
Class C
Six months ended 04/30/25	19.93	(0.11)	(1.23)	(1.34)	(1.38)	17.21	(7.81)(f)	76,484	1.78 (d)(f)	1.78 (d)(f)	(1.12)(d)(f)	53
Year ended 10/31/24	14.27	(0.19)	5.85	5.66	—	19.93	39.66 (f)	93,255	1.78 (f)	1.78 (f)	(1.07)(f)	102
Year ended 10/31/23	15.41	(0.17)	(0.97)	(1.14)	—	14.27	(7.40)(f)	84,404	1.77 (f)	1.77 (f)	(1.10)(f)	124
Year ended 10/31/22	28.52	(0.21)	(7.17)	(7.38)	(5.73)	15.41	(31.22)(f)	115,662	1.78 (f)	1.78 (f)	(1.18)(f)	94
Year ended 10/31/21	20.83	(0.36)	9.13	8.77	(1.08)	28.52	43.47 (f)	206,799	1.73 (f)	1.73 (f)	(1.46)(f)	92
Year ended 10/31/20	17.65	(0.24)	4.41	4.17	(0.99)	20.83	24.74	190,420	1.82	1.82	(1.31)	131
Class R
Six months ended 04/30/25	25.13	(0.08)	(1.61)	(1.69)	(1.38)	22.06	(7.58)	133,175	1.30 (d)	1.30 (d)	(0.64)(d)	53
Year ended 10/31/24	17.91	(0.13)	7.35	7.22	—	25.13	40.31	145,183	1.31	1.31	(0.60)	102
Year ended 10/31/23	19.25	(0.12)	(1.22)	(1.34)	—	17.91	(6.96)	112,345	1.29	1.29	(0.62)	124
Year ended 10/31/22	33.95	(0.15)	(8.82)	(8.97)	(5.73)	19.25	(30.85)	124,370	1.29	1.29	(0.69)	94
Year ended 10/31/21	24.51	(0.30)	10.82	10.52	(1.08)	33.95	44.11	181,872	1.28	1.28	(1.01)	92
Year ended 10/31/20	20.51	(0.18)	5.17	4.99	(0.99)	24.51	25.31	121,009	1.32	1.32	(0.81)	131
Class Y
Six months ended 04/30/25	33.59	(0.02)	(2.24)	(2.26)	(1.38)	29.95	(7.36)	603,755	0.80 (d)	0.80 (d)	(0.14)(d)	53
Year ended 10/31/24	23.82	(0.03)	9.80	9.77	—	33.59	41.02	648,634	0.81	0.81	(0.10)	102
Year ended 10/31/23	25.48	(0.03)	(1.63)	(1.66)	—	23.82	(6.52)	518,998	0.79	0.79	(0.12)	124
Year ended 10/31/22	42.77	(0.05)	(11.51)	(11.56)	(5.73)	25.48	(30.50)	668,812	0.79	0.79	(0.19)	94
Year ended 10/31/21	30.48	(0.19)	13.56	13.37	(1.08)	42.77	44.84	971,407	0.78	0.78	(0.51)	92
Year ended 10/31/20	25.15	(0.08)	6.40	6.32	(0.99)	30.48	25.95	538,205	0.82	0.82	(0.31)	131
Class R5
Six months ended 04/30/25	28.77	(0.01)	(1.88)	(1.89)	(1.38)	25.50	(7.30)	94,933	0.74 (d)	0.74 (d)	(0.08)(d)	53
Year ended 10/31/24	20.39	(0.01)	8.39	8.38	—	28.77	41.10	122,491	0.75	0.75	(0.04)	102
Year ended 10/31/23	21.80	(0.01)	(1.40)	(1.41)	—	20.39	(6.47)	95,675	0.73	0.73	(0.06)	124
Year ended 10/31/22	37.45	(0.03)	(9.89)	(9.92)	(5.73)	21.80	(30.45)	106,860	0.73	0.73	(0.13)	94
Year ended 10/31/21	26.80	(0.15)	11.88	11.73	(1.08)	37.45	44.88	155,263	0.72	0.72	(0.45)	92
Year ended 10/31/20	22.20	(0.05)	5.64	5.59	(0.99)	26.80	26.12	110,206	0.71	0.71	(0.20)	131
Class R6
Six months ended 04/30/25	34.51	(0.00)	(2.31)	(2.31)	(1.38)	30.82	(7.31)	1,400,773	0.67 (d)	0.67 (d)	(0.01)(d)	53
Year ended 10/31/24	24.44	0.01	10.06	10.07	—	34.51	41.20	1,402,448	0.68	0.68	0.03	102
Year ended 10/31/23	26.10	0.00	(1.66)	(1.66)	—	24.44	(6.36)	1,047,414	0.66	0.66	0.01	124
Year ended 10/31/22	43.62	(0.02)	(11.77)	(11.79)	(5.73)	26.10	(30.43)	1,173,789	0.67	0.67	(0.07)	94
Year ended 10/31/21	31.03	(0.14)	13.81	13.67	(1.08)	43.62	45.02	1,559,522	0.65	0.65	(0.38)	92
Year ended 10/31/20	25.55	(0.04)	6.51	6.47	(0.99)	31.03	26.14	904,245	0.65	0.65	(0.14)	131

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $2,263,197,717 in connection with the acquisition of Invesco Mid Cap Growth Fund into the Fund.

(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the year ended October 31, 2020.
(f)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.98, 0.97%, 0.98%, 0.99%
and 0.95% for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Discovery Mid Cap Growth Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Discovery Mid Cap Growth Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Discovery Mid Cap Growth Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $6,502 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.680%
Next $500 million	0.650%
Next $4 billion	0.620%
Over $5 billion	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.61%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
11
Invesco Discovery Mid Cap Growth Fund

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $104,882.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $250,480 in front-end sales commissions from the sale of Class A shares and $2,010 and $3,519 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $40,708 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,437,589,542	$—	$—	$5,437,589,542
Money Market Funds	225,754,238	263,534,912	—	489,289,150
Total Investments	$5,663,343,780	$263,534,912	$—	$5,926,878,692
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Invesco Discovery Mid Cap Growth Fund

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended April 30, 2025, the Fund engaged in securities purchases of $37,775,743.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $85,151.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $3,158,978,827 and $3,235,864,112, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,151,779,475
Aggregate unrealized (depreciation) of investments	(144,701,927)
Net unrealized appreciation of investments	$1,007,077,548
Cost of investments for tax purposes is $4,919,801,144.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	4,807,384	$132,324,190	7,757,806	$199,195,683
Class C	403,407	7,682,756	686,124	12,482,409
Class R	621,968	14,912,506	1,014,616	23,273,300
Class Y	4,611,654	151,550,383	6,538,983	200,346,452
Class R5	239,603	6,859,690	542,041	13,901,440
Class R6	8,717,184	290,938,186	9,586,924	305,426,038
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Invesco Discovery Mid Cap Growth Fund

	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	5,883,606	$173,742,874	-	$-
Class C	303,434	6,202,192	-	-
Class R	303,707	7,941,944	-	-
Class Y	609,329	21,588,533	-	-
Class R5	195,089	5,883,894	-	-
Class R6	1,462,950	53,309,902	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	269,443	7,366,900	579,842	14,798,430
Class C	(388,825)	(7,366,900)	(817,385)	(14,798,430)
Reacquired:
Class A	(9,728,193)	(264,861,074)	(20,500,462)	(521,469,840)
Class C	(553,438)	(10,331,634)	(1,104,157)	(19,822,643)
Class R	(665,930)	(16,206,268)	(1,510,514)	(34,403,296)
Class Y	(4,374,314)	(142,203,177)	(9,017,849)	(271,120,448)
Class R5	(968,639)	(25,610,192)	(976,551)	(25,407,574)
Class R6	(5,375,227)	(184,017,187)	(11,802,021)	(371,544,342)
Net increase (decrease) in share activity	6,374,192	$229,707,518	(19,022,603)	$(489,142,821)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Discovery Mid Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Discovery Mid Cap Growth Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-DMCG-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Emerging Markets Local Debt Fund
Nasdaq:
A: OEMAX ■ C: OEMCX ■ R: OEMNX ■ Y: OEMYX ■ R5: EMLDX ■ R6: OEMIX

2	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–74.88%(a)
Brazil–2.38%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2035	BRL	1,600,000	$1,180,092
Series B, 6.00%, 08/15/2050	BRL	1,100,000	756,587
			1,936,679
Chile–2.61%
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/01/2028(b)	CLP	1,500,000,000	1,442,967
5.00%, 10/01/2028(b)	CLP	650,000,000	681,241
			2,124,208
China–1.81%
China Development Bank, Series 2315, 2.69%, 09/11/2033	CNY	10,000,000	1,472,101
Colombia–6.20%
Colombian TES,
Series B, 7.00%, 03/26/2031	COP	7,000,000,000	1,351,989
Series B, 11.50%, 07/25/2046	COP	7,500,000,000	1,600,295
Series B, 7.25%, 10/26/2050	COP	5,800,000,000	808,547
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,295,979
			5,056,810
Czech Republic–1.03%
Czech Republic Government Bond, Series 125, 1.50%, 04/24/2040	CZK	27,000,000	844,025
Egypt–2.07%
Egypt Government Bond,
0.00%, 09/30/2025(c)	EGP	55,000,000	975,699
25.32%, 08/13/2027	EGP	28,400,000	579,135
24.46%, 10/01/2027	EGP	6,600,000	132,858
			1,687,692
India–3.11%
India Government Bond, 7.30%, 06/19/2053	INR	200,000,000	2,531,798
	Principal Amount		Value
Indonesia–10.80%
Indonesia Treasury Bond,
Series 103, 6.75%, 07/15/2035	IDR	4,000,000,000	$239,193
Series 104, 6.50%, 07/15/2030	IDR	21,000,000,000	1,261,031
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	917,521
Series FR91, 6.38%, 04/15/2032	IDR	23,000,000,000	1,359,314
Series FR92, 7.13%, 06/15/2042	IDR	13,000,000,000	786,891
Series FR95, 6.38%, 08/15/2028	IDR	30,000,000,000	1,801,988
Series FR96, 7.00%, 02/15/2033	IDR	40,000,000,000	2,433,928
			8,799,866
Malaysia–9.60%
Malaysia Government Bond,
Series 122, 3.58%, 07/15/2032	MYR	5,000,000	1,161,960
Series 123, 4.46%, 03/31/2053	MYR	3,500,000	865,638
Series 219, 3.89%, 08/15/2029	MYR	12,000,000	2,840,991
Series 310, 4.50%, 04/15/2030	MYR	4,000,000	972,778
Series 513, 3.73%, 06/15/2028	MYR	6,000,000	1,409,651
Series 519, 3.76%, 05/22/2040	MYR	2,500,000	576,299
			7,827,317
Mexico–3.06%
Mexican Bonos,
Series M, 8.50%, 03/01/2029	MXN	30,000,000	1,520,492
Series M, 7.75%, 05/29/2031	MXN	19,000,000	916,878
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,081,000	54,624
			2,491,994
Peru–1.71%
Peru Government Bond, 7.60%, 08/12/2039(b)	PEN	3,000,000	852,393
Peruvian Government International Bond, 6.90%, 08/12/2037(b)	PEN	2,000,000	539,985
			1,392,378
Philippines–1.34%
Philippine Government Bond, Series R518, 6.25%, 02/28/2029	PHP	60,000,000	1,091,215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Emerging Markets Local Debt Fund

	Principal Amount		Value
Poland–4.24%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	16,000,000	$3,455,552
Romania–5.67%
Romania Government Bond,
5.00%, 02/12/2029	RON	2,600,000	549,312
6.30%, 04/25/2029	RON	6,200,000	1,361,075
4.85%, 07/25/2029	RON	6,000,000	1,243,297
8.00%, 04/29/2030	RON	6,300,000	1,467,220
			4,620,904
South Africa–10.35%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	55,000,000	2,422,687
Series 2044, 8.75%, 01/31/2044	ZAR	79,000,000	3,296,291
Series 2048, 8.75%, 02/28/2048	ZAR	12,000,000	492,209
Series 2053, 11.63%, 03/31/2053	ZAR	10,000,000	536,349
Series R209, 6.25%, 03/31/2036	ZAR	10,000,000	380,827
Series R-213, 7.00%, 02/28/2031	ZAR	27,000,000	1,304,710
			8,433,073
Supranational–2.60%
Corporacion Andina de Fomento, 37.00%, 10/21/2027(b)	TRY	7,000,000	162,102
European Bank for Reconstruction & Development,
0.00%, 04/12/2027(c)	TRY	50,000,000	647,374
0.00%, 05/17/2034(c)	TRY	47,000,000	125,330
International Bank for Reconstruction & Development,
6.85%, 04/24/2028	INR	45,000,000	538,240
6.50%, 04/17/2030	INR	50,000,000	588,498
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	62,521
			2,124,065
	Principal Amount		Value
Thailand–1.68%
Thailand Government Bond, 3.45%, 06/17/2043	THB	40,000,000	$1,373,140
Turkey–4.62%
Turkiye Government Bond,
37.00%, 02/18/2026	TRY	18,000,000	442,630
36.00%, 08/12/2026	TRY	105,800,000	2,517,236
32.60%, 02/10/2027	TRY	35,000,000	805,465
			3,765,331
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $62,868,302)			61,028,148
U.S. Treasury Securities–4.90%
U.S. Treasury Bills–4.90%
4.22%, 05/15/2025 (Cost $3,993,444)(d)		$3,993,444	3,993,451

U.S. Dollar Denominated Bonds & Notes–0.14%
United States–0.14%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		120,000	117,562
	Shares
Money Market Funds–10.25%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f)		2,925,146	2,925,146
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)		5,432,353	5,432,353
Total Money Market Funds (Cost $8,357,499)			8,357,499

Options Purchased–0.68%
(Cost $680,901)(g)			550,537
TOTAL INVESTMENTS IN SECURITIES—90.85% (Cost $76,020,146)			74,047,197
OTHER ASSETS LESS LIABILITIES–9.15%			7,455,205
NET ASSETS–100.00%			$81,502,402
Investment Abbreviations:
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PHP	– Philippines Peso
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $5,091,812, which represented 6.25% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,242,562	$11,033,276	$(11,350,692)	$-	$-	$2,925,146	$35,694
Invesco Treasury Portfolio, Institutional Class	6,021,841	20,490,370	(21,079,858)	-	-	5,432,353	65,727
Total	$9,264,403	$31,523,646	$(32,430,550)	$-	$-	$8,357,499	$101,421

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus INR	Call	Deutsche Bank AG	05/19/2025	INR	90.00	USD	190,000	$507
Currency Risk
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	06/04/2025	MXN	21.50	EUR	1,900,000	4,128
USD versus BRL	Put	Merrill Lynch International	07/01/2025	BRL	5.63	USD	3,750,000	47,940
USD versus CLP	Put	Merrill Lynch International	07/14/2025	CLP	945.00	USD	3,700,000	89,126
USD versus HUF	Put	Deutsche Bank AG	06/05/2025	HUF	350.00	USD	260,000	72,048
USD versus HUF	Put	Deutsche Bank AG	10/21/2025	HUF	335.00	USD	200,000	33,864
USD versus IDR	Put	Deutsche Bank AG	10/08/2025	IDR	15,350.00	USD	2,700,000	6,075
USD versus ILS	Put	Deutsche Bank AG	07/28/2025	ILS	3.50	USD	7,500,000	43,088
USD versus MXN	Put	Deutsche Bank AG	07/23/2025	MXN	19.30	USD	3,800,000	42,195
USD versus ZAR	Put	Deutsche Bank AG	06/24/2025	ZAR	17.90	USD	5,700,000	27,662
USD versus ZAR	Put	Deutsche Bank AG	08/14/2025	ZAR	18.20	USD	4,000,000	60,784
USD versus ZAR	Put	Standard Chartered Bank PLC	07/28/2025	ZAR	18.35	USD	7,500,000	123,120
Subtotal — Foreign Currency Put Options Purchased								550,030
Total Foreign Currency Options Purchased								$550,537

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus MXN	Call	Morgan Stanley and Co. International PLC	09/04/2025	MXN	24.20	EUR	950,000	$(13,353)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus BRL	Put	Merrill Lynch International	07/01/2025	BRL	5.45	USD	5,625,000	$(25,639)
USD versus CLP	Put	Merrill Lynch International	07/14/2025	CLP	910.00	USD	5,550,000	(52,786)
USD versus IDR	Put	Deutsche Bank AG	10/08/2025	IDR	14,800.00	USD	3,240,000	(2,670)
USD versus ILS	Put	Deutsche Bank AG	07/28/2025	ILS	3.40	USD	11,250,000	(20,306)
USD versus MXN	Put	Deutsche Bank AG	05/22/2025	MXN	19.30	USD	3,800,000	(13,786)
USD versus ZAR	Put	Deutsche Bank AG	06/24/2025	ZAR	17.40	USD	7,600,000	(11,734)
USD versus ZAR	Put	Deutsche Bank AG	08/14/2025	ZAR	17.60	USD	6,000,000	(39,162)
USD versus ZAR	Put	Standard Chartered Bank PLC	07/28/2025	ZAR	17.35	USD	11,250,000	(37,384)
Subtotal — Foreign Currency Put Options Written								(203,467)
Total Foreign Currency Options Written								$(216,820)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/18/2025	BNP Paribas S.A.	USD	67,036	PLN	260,000	$1,668
06/18/2025	Citibank, N.A.	USD	658,801	MXN	13,690,000	35,179
05/06/2025	Deutsche Bank AG	USD	160,000	ZAR	3,019,280	2,303
05/21/2025	Deutsche Bank AG	USD	1,140,000	INR	99,750,000	37,677
06/18/2025	Deutsche Bank AG	EUR	1,446,000	USD	1,650,316	7,790
06/18/2025	Deutsche Bank AG	HUF	120,714,000	USD	340,481	3,100
06/18/2025	Deutsche Bank AG	TRY	156,794,000	USD	3,961,445	89,901
06/18/2025	Deutsche Bank AG	USD	274,293	EGP	14,438,000	3,974
06/18/2025	Deutsche Bank AG	USD	3,067,237	HUF	1,134,248,863	102,854
06/18/2025	Deutsche Bank AG	USD	647,416	INR	55,766,000	9,550
06/18/2025	Deutsche Bank AG	USD	1,685,698	JPY	245,436,000	39,968
06/18/2025	Deutsche Bank AG	USD	226,716	MXN	4,747,000	13,922
06/18/2025	Deutsche Bank AG	USD	825,627	ZAR	15,419,000	448
06/18/2025	Deutsche Bank AG	ZAR	14,138,000	USD	765,981	8,534
06/26/2025	Deutsche Bank AG	ZAR	8,456,292	USD	456,000	3,235
07/25/2025	Deutsche Bank AG	MXN	1,800,000	USD	91,041	225
07/30/2025	Deutsche Bank AG	ILS	2,164,800	USD	600,000	3,580
07/30/2025	Deutsche Bank AG	USD	824,895	ZAR	15,966,000	27,669
05/15/2025	Goldman Sachs International	USD	396,000	INR	34,226,280	8,284
06/18/2025	Goldman Sachs International	USD	297,352	PEN	1,095,000	901
06/18/2025	HSBC Bank USA	USD	110,366	MXN	2,177,800	32
05/05/2025	J.P. Morgan Chase Bank, N.A.	BRL	27,584,000	USD	4,872,809	12,321
05/05/2025	J.P. Morgan Chase Bank, N.A.	USD	4,786,355	BRL	27,584,000	74,134
06/03/2025	J.P. Morgan Chase Bank, N.A.	BRL	6,680,000	USD	1,178,089	9,693
06/10/2025	J.P. Morgan Chase Bank, N.A.	EUR	237,000	USD	270,654	1,580
06/10/2025	J.P. Morgan Chase Bank, N.A.	USD	153,882	EUR	143,000	8,470
06/10/2025	J.P. Morgan Chase Bank, N.A.	USD	270,653	HUF	97,120,000	893
06/18/2025	J.P. Morgan Chase Bank, N.A.	CLP	642,478,000	USD	678,313	11
06/18/2025	J.P. Morgan Chase Bank, N.A.	COP	4,781,212,000	USD	1,138,987	14,605
06/18/2025	J.P. Morgan Chase Bank, N.A.	IDR	24,804,311,618	USD	1,502,199	6,078
06/18/2025	J.P. Morgan Chase Bank, N.A.	JPY	15,408,000	USD	110,094	1,760
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	884,897	CLP	868,170,000	31,682
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	3,803,151	COP	16,172,900,000	178
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	3,585,484	CZK	81,833,650	133,478
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	155,188	EGP	8,203,250	2,915
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	797,158	EUR	731,700	$33,987
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	543,446	INR	47,698,250	18,475
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	797,644	JPY	116,325,600	20,244
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	1,198,231	MXN	24,548,000	46,168
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	245,299	PEN	908,000	2,019
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	1,645,442	PLN	6,349,908	32,479
06/18/2025	J.P. Morgan Chase Bank, N.A.	ZAR	15,092,000	USD	822,062	13,505
07/03/2025	J.P. Morgan Chase Bank, N.A.	USD	74,918	BRL	447,000	2,772
07/09/2025	J.P. Morgan Chase Bank, N.A.	USD	89,093	CNY	645,000	475
07/25/2025	J.P. Morgan Chase Bank, N.A.	USD	75,805	MXN	1,560,000	2,902
06/18/2025	Merrill Lynch International	USD	118,726	CNY	862,000	943
06/18/2025	Merrill Lynch International	USD	49,672	COP	214,110,000	680
06/18/2025	Merrill Lynch International	USD	517,817	CZK	11,643,000	11,303
06/18/2025	Merrill Lynch International	USD	220,177	MXN	4,385,000	2,110
06/18/2025	Merrill Lynch International	USD	1,026,204	MYR	4,534,900	26,592
06/18/2025	Merrill Lynch International	ZAR	30,150,000	USD	1,635,606	20,314
07/09/2025	Merrill Lynch International	USD	231,522	CNY	1,684,000	2,328
05/05/2025	Morgan Stanley and Co. International PLC	BRL	33,065,000	USD	5,838,056	11,779
05/05/2025	Morgan Stanley and Co. International PLC	USD	822,015	BRL	4,860,000	34,350
05/15/2025	Morgan Stanley and Co. International PLC	USD	384,000	INR	33,202,944	8,197
06/06/2025	Morgan Stanley and Co. International PLC	USD	748,064	EUR	703,000	49,872
06/18/2025	Morgan Stanley and Co. International PLC	CLP	542,136,029	USD	577,933	5,568
06/18/2025	Morgan Stanley and Co. International PLC	COP	31,649,000,300	USD	7,568,725	125,931
06/18/2025	Morgan Stanley and Co. International PLC	CZK	1,058,000	USD	48,190	109
06/18/2025	Morgan Stanley and Co. International PLC	MXN	10,063,000	USD	511,548	1,429
06/18/2025	Morgan Stanley and Co. International PLC	PEN	6,847,923	USD	1,866,784	1,567
06/18/2025	Morgan Stanley and Co. International PLC	USD	86,223	HUF	31,197,000	969
06/18/2025	Morgan Stanley and Co. International PLC	USD	791,563	IDR	13,248,154,000	7,526
06/18/2025	Morgan Stanley and Co. International PLC	USD	261,015	MXN	5,370,000	11,204
06/18/2025	Morgan Stanley and Co. International PLC	USD	5,113,224	THB	171,789,000	45,794
06/18/2025	Morgan Stanley and Co. International PLC	USD	35,975	ZAR	688,000	885
06/18/2025	Morgan Stanley and Co. International PLC	ZAR	35,403,224	USD	1,930,341	33,606
07/30/2025	Morgan Stanley and Co. International PLC	ZAR	815,000	USD	43,887	367
06/18/2025	Royal Bank of Canada	USD	62,280	HUF	22,338,000	152
09/17/2025	Royal Bank of Canada	USD	131,440	TRY	5,908,000	153
06/18/2025	Standard Chartered Bank PLC	MXN	7,024,000	USD	356,326	262
06/18/2025	Standard Chartered Bank PLC	USD	6,263,848	CNY	45,183,955	8,916
06/18/2025	Standard Chartered Bank PLC	USD	916,637	MYR	3,963,000	3,390
06/18/2025	Standard Chartered Bank PLC	USD	3,915,430	TRY	159,407,000	20,634
Subtotal—Appreciation						1,308,548
Currency Risk
06/18/2025	Citibank, N.A.	MXN	2,120,000	USD	104,827	(2,641)
07/25/2025	Citibank, N.A.	MXN	1,162,000	USD	55,923	(2,703)
05/06/2025	Deutsche Bank AG	USD	209,301	ZAR	3,882,000	(622)
05/06/2025	Deutsche Bank AG	ZAR	7,574,120	USD	400,000	(7,151)
05/12/2025	Deutsche Bank AG	HUF	330,220,000	USD	836,000	(88,655)
06/18/2025	Deutsche Bank AG	HUF	255,593,000	USD	686,923	(27,429)
06/18/2025	Deutsche Bank AG	ILS	4,550,000	USD	1,227,012	(24,746)
06/18/2025	Deutsche Bank AG	INR	34,208,000	USD	394,357	(8,639)
06/18/2025	Deutsche Bank AG	JPY	109,759,000	USD	769,603	(2,115)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/18/2025	Deutsche Bank AG	PHP	61,074,000	USD	1,063,785	$(30,026)
06/18/2025	Deutsche Bank AG	RON	8,397,129	USD	1,828,849	(78,243)
06/18/2025	Deutsche Bank AG	TRY	9,005,000	USD	220,926	(1,424)
06/18/2025	Deutsche Bank AG	USD	729,551	ILS	2,649,000	(780)
06/18/2025	Deutsche Bank AG	USD	139,008	MXN	2,700,000	(2,139)
06/18/2025	Deutsche Bank AG	USD	896,846	PLN	3,359,000	(9,252)
06/18/2025	Deutsche Bank AG	USD	204,151	RON	895,000	(886)
06/18/2025	Deutsche Bank AG	USD	79,959	ZAR	1,475,000	(936)
06/26/2025	Deutsche Bank AG	USD	456,000	ZAR	8,492,772	(1,282)
07/09/2025	Deutsche Bank AG	CNY	11,020,760	USD	1,520,000	(10,404)
07/25/2025	Deutsche Bank AG	MXN	5,476,940	USD	266,000	(10,329)
07/30/2025	Deutsche Bank AG	USD	1,422,901	ILS	5,077,800	(23,926)
09/17/2025	Deutsche Bank AG	TRY	76,096,000	USD	1,657,491	(37,448)
09/17/2025	Deutsche Bank AG	USD	4,184,749	TRY	178,787,000	(202,501)
10/27/2025	Deutsche Bank AG	HUF	217,680,000	USD	600,000	(3,969)
06/18/2025	HSBC Bank USA	CNY	28,967,000	USD	3,989,912	(31,497)
06/18/2025	HSBC Bank USA	USD	61,362	COP	257,102,000	(900)
05/05/2025	J.P. Morgan Chase Bank, N.A.	BRL	4,239,000	USD	740,903	(6,038)
05/05/2025	J.P. Morgan Chase Bank, N.A.	USD	748,834	BRL	4,239,000	(1,893)
06/10/2025	J.P. Morgan Chase Bank, N.A.	HUF	57,596,800	USD	153,882	(7,157)
06/18/2025	J.P. Morgan Chase Bank, N.A.	CLP	765,255,000	USD	798,840	(9,085)
06/18/2025	J.P. Morgan Chase Bank, N.A.	IDR	5,460,812,500	USD	328,095	(1,285)
06/18/2025	J.P. Morgan Chase Bank, N.A.	MXN	53,357,067	USD	2,586,721	(118,081)
06/18/2025	J.P. Morgan Chase Bank, N.A.	RON	735,000	USD	159,203	(7,724)
06/18/2025	J.P. Morgan Chase Bank, N.A.	TRY	29,366,500	USD	708,138	(16,977)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	847,333	CLP	777,970,000	(25,983)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	2,441,957	MXN	45,842,000	(118,112)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	241,556	PEN	879,000	(2,137)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	74,360	PLN	280,000	(372)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	722,419	TRY	28,615,000	(15,859)
06/24/2025	J.P. Morgan Chase Bank, N.A.	TRY	37,441,000	USD	859,922	(58,645)
07/03/2025	J.P. Morgan Chase Bank, N.A.	USD	1,019,529	BRL	5,847,000	(3,300)
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	483,939	TRY	20,520,000	(26,882)
06/18/2025	Merrill Lynch International	CLP	737,898,000	USD	778,866	(177)
06/18/2025	Merrill Lynch International	INR	2,849,000	USD	33,559	(5)
06/18/2025	Merrill Lynch International	PLN	3,170,000	USD	816,810	(20,841)
06/18/2025	Merrill Lynch International	THB	4,082,000	USD	119,737	(2,850)
06/18/2025	Merrill Lynch International	USD	5,287,151	MXN	104,218,000	(4,082)
07/03/2025	Merrill Lynch International	BRL	2,120,970	USD	366,000	(2,632)
07/17/2025	Merrill Lynch International	CLP	465,792,000	USD	480,000	(11,687)
07/30/2025	Merrill Lynch International	ILS	2,826,000	USD	759,373	(19,213)
07/30/2025	Merrill Lynch International	ZAR	1,403,000	USD	73,642	(1,277)
05/05/2025	Morgan Stanley and Co. International PLC	USD	4,982,511	BRL	28,205,000	(12,599)
06/03/2025	Morgan Stanley and Co. International PLC	USD	4,944,862	BRL	28,205,000	(11,539)
06/06/2025	Morgan Stanley and Co. International PLC	MXN	15,777,640	USD	748,064	(52,988)
06/18/2025	Morgan Stanley and Co. International PLC	EUR	182,000	USD	197,587	(9,149)
06/18/2025	Morgan Stanley and Co. International PLC	HUF	156,425,001	USD	429,166	(8,025)
06/18/2025	Morgan Stanley and Co. International PLC	MXN	41,270,000	USD	2,017,054	(75,025)
06/18/2025	Morgan Stanley and Co. International PLC	PEN	213,000	USD	57,887	(129)
06/18/2025	Morgan Stanley and Co. International PLC	THB	2,792,000	USD	83,802	(45)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/18/2025	Morgan Stanley and Co. International PLC	USD	65,131	IDR	1,079,645,000	$(10)
06/18/2025	Morgan Stanley and Co. International PLC	USD	1,534,288	MXN	30,263,000	(182)
06/18/2025	Morgan Stanley and Co. International PLC	USD	914,683	TRY	36,864,000	(4,440)
07/03/2025	Morgan Stanley and Co. International PLC	BRL	703,000	USD	120,856	(1,328)
07/30/2025	Morgan Stanley and Co. International PLC	ZAR	3,520,000	USD	187,667	(296)
06/18/2025	Standard Chartered Bank PLC	CLP	189,681,000	USD	195,145	(5,112)
06/18/2025	Standard Chartered Bank PLC	MYR	1,541,000	USD	350,130	(7,620)
06/18/2025	Standard Chartered Bank PLC	PEN	264,000	USD	71,835	(73)
06/18/2025	Standard Chartered Bank PLC	TRY	95,761,300	USD	2,346,228	(18,302)
06/18/2025	Standard Chartered Bank PLC	USD	818,080	JPY	115,858,000	(3,480)
06/18/2025	Standard Chartered Bank PLC	USD	460,231	PEN	1,675,000	(3,999)
06/18/2025	Standard Chartered Bank PLC	USD	1,013,996	TRY	40,496,000	(14,071)
07/30/2025	Standard Chartered Bank PLC	ZAR	18,516,713	USD	975,000	(13,769)
09/17/2025	Standard Chartered Bank PLC	TRY	101,218,000	USD	2,214,851	(39,648)
Subtotal—Depreciation						(1,374,766)
Total Forward Foreign Currency Contracts						$(66,218)

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month WIBOR	Semi-Annually	3.91%	Annually	06/18/2030	PLN	3,800,000	$—	$593	$593
Pay	28 Day MXN TIEF	28 days	7.70	28 days	06/12/2030	MXN	23,000,000	—	1,361	1,361
Receive	SOFR	Annually	(3.78)	Annually	05/17/2054	USD	260,000	298	2,036	1,738
Pay	FBIL Overnight MIBOR	Semi-Annually	5.51	Semi-Annually	06/18/2027	INR	390,000,000	—	3,445	3,445
Pay	3 Month CNRR007	Quarterly	2.08	Quarterly	07/19/2025	CNY	40,000,000	—	4,803	4,803
Pay	FBIL Overnight MIBOR	Semi-Annually	5.94	Semi-Annually	06/18/2030	INR	30,000,000	—	5,027	5,027
Pay	6 Month CZK PRIBOR	Semi-Annually	3.71	Annually	03/22/2027	CZK	20,000,000	—	7,798	7,798
Pay	6 Month CZK PRIBOR	Semi-Annually	3.75	Annually	04/05/2029	CZK	10,000,000	—	8,621	8,621
Pay	28 Day MXN TIEF	28 days	7.73	28 days	06/12/2030	MXN	86,000,000	—	10,530	10,530
Receive	COOVIBR	Quarterly	(8.80)	Quarterly	06/18/2035	COP	9,000,000,000	1,750	13,928	12,178
Pay	6 Month WIBOR	Semi-Annually	4.55	Annually	04/07/2027	PLN	7,200,000	—	12,806	12,806
Pay	3 Month CNRR007	Quarterly	2.44	Quarterly	04/27/2027	CNY	5,000,000	—	13,653	13,653
Pay	TTHORON	Quarterly	1.64	Quarterly	06/18/2028	THB	50,000,000	—	14,690	14,690
Pay	3 Month CNRR007	Quarterly	2.51	Quarterly	07/18/2027	CNY	5,000,000	—	16,464	16,464
Pay	BZDIOVRA	At Maturity	13.76	At Maturity	01/02/2029	BRL	6,939,676	—	17,325	17,325
Receive	6 Month EURIBOR	Semi-Annually	(2.13)	Annually	12/10/2034	EUR	950,000	—	26,880	26,880
Pay	SOFR	Annually	4.07	Annually	02/13/2030	USD	893,000	(228)	27,716	27,944
Receive	SOFR	Annually	(3.44)	Annually	01/09/2054	USD	420,000	—	28,140	28,140
Pay	28 Day MXN TIIE	28 days	9.42	28 days	12/24/2025	MXN	86,000,000	—	31,300	31,300
Pay	3 Month CNRR007	Quarterly	2.36	Quarterly	04/12/2027	CNY	15,000,000	—	36,991	36,991
Pay	6 Month WIBOR	Semi-Annually	4.80	Annually	06/18/2028	PLN	5,000,000	(2,640)	35,704	38,344
Pay	BZDIOVRA	At Maturity	14.50	At Maturity	01/04/2027	BRL	20,998,525	—	40,236	40,236
Pay	TTHORON	Quarterly	1.73	Quarterly	06/18/2030	THB	95,200,000	—	44,885	44,885
Pay	CLICP	Semi-Annually	5.16	Semi-Annually	06/18/2030	CLP	1,760,000,000	—	49,898	49,898
Pay	BZDIOVRA	At Maturity	14.77	At Maturity	01/02/2029	BRL	6,151,140	—	49,976	49,976
Pay	6 Month WIBOR	Semi-Annually	4.90	Annually	06/18/2027	PLN	13,000,000	(6,026)	63,807	69,833
Pay	BZDIOVRA	At Maturity	15.13	At Maturity	01/02/2029	BRL	6,296,030	—	72,817	72,817
Pay	28 Day MXN TIIE	28 days	9.06	28 days	12/24/2025	MXN	303,000,000	—	74,177	74,177
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month CZK PRIBOR	Semi-Annually	3.68%	Annually	06/18/2030	CZK	95,000,000	$(7,235)	$85,517	$92,752
Pay	28 Day MXN TIEF	28 days	8.12	28 days	06/12/2030	MXN	106,000,000	7,109	100,206	93,097
Pay	FBIL Overnight MIBOR	Semi-Annually	5.96	Semi-Annually	06/18/2030	INR	530,000,000	—	94,095	94,095
Pay	BZDIOVRA	At Maturity	15.18	At Maturity	01/04/2027	BRL	26,421,618	—	113,345	113,345
Pay	6 Month BUBOR	Semi-Annually	6.40	Annually	06/18/2028	HUF	2,100,000,000	(14,994)	102,807	117,801
Pay	6 Month WIBOR	Semi-Annually	4.80	Annually	06/18/2030	PLN	20,000,000	(20,211)	210,955	231,166
Subtotal — Appreciation								(42,177)	1,422,532	1,464,709
Interest Rate Risk
Receive	6 Month WIBOR	Semi-Annually	(5.05)	Annually	06/18/2035	PLN	10,000,000	18,960	(162,540)	(181,500)
Receive	6 Month CZK PRIBOR	Semi-Annually	(3.90)	Annually	06/18/2035	CZK	42,000,000	6,093	(61,204)	(67,297)
Receive	3 Month CNRR007	Quarterly	(2.82)	Quarterly	03/23/2028	CNY	10,000,000	—	(55,999)	(55,999)
Receive	28 Day MXN TIEF	28 days	(8.46)	28 days	06/06/2035	MXN	54,000,000	—	(55,957)	(55,957)
Receive	CLICP	Semi-Annually	(4.94)	Semi-Annually	06/18/2027	CLP	3,600,000,000	(1,185)	(45,894)	(44,709)
Receive	28 Day MXN TIEF	28 days	(8.45)	28 days	06/06/2035	MXN	33,000,000	—	(32,975)	(32,975)
Receive	CLICP	Semi-Annually	(5.36)	Semi-Annually	06/18/2035	CLP	660,000,000	—	(20,420)	(20,420)
Receive	3 Month JIBAR	Quarterly	(8.99)	Quarterly	06/18/2035	ZAR	23,500,000	—	(19,877)	(19,877)
Receive	SOFR	Annually	(4.01)	Annually	11/13/2053	USD	560,000	—	(16,803)	(16,803)
Receive	6 Month WIBOR	Semi-Annually	(4.63)	Annually	04/07/2035	PLN	1,750,000	—	(11,474)	(11,474)
Receive	28 Day MXN TIEF	28 days	(7.86)	28 days	06/12/2030	MXN	21,700,000	—	(8,609)	(8,609)
Pay	BZDIOVRA	At Maturity	13.21	At Maturity	01/02/2029	BRL	6,617,922	—	(7,708)	(7,708)
Receive	28 Day MXN TIEF	28 days	(7.85)	28 days	06/12/2030	MXN	17,350,000	—	(6,517)	(6,517)
Pay	COOVIBR	Quarterly	8.08	Quarterly	06/18/2028	COP	22,000,000,000	—	(2,982)	(2,982)
Subtotal — Depreciation								23,868	(508,959)	(532,827)
Total Centrally Cleared Interest Rate Swap Agreements								$(18,309)	$913,573	$931,882

(a)	Centrally cleared swap agreements collateralized by $1,123,635 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Standard Chartered Bank PLC	Pay	3 Month KLIBOR	Quarterly	3.58%	Quarterly	05/19/2028	MYR	6,000,000	$—	$13,725	$13,725
Goldman Sachs International	Receive	TLREF	Quarterly	(45.46)	Quarterly	07/02/2025	TRY	51,400,000	—	10,731	10,731
Total Over-The-Counter Interest Rate Swap Agreements									$—	$24,456	$24,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Emerging Markets Local Debt Fund

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KLIBOR	—Kuala Lumpur Interbank Offered Rate
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RON	—Romania New Leu
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TLREF	—Turkish Lira Overnight Reference Rate
TRY	—Turkish Lira
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Emerging Markets Local Debt Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $67,662,647)	$65,689,698
Investments in affiliated money market funds, at value (Cost $8,357,499)	8,357,499
Other investments:
Swaps receivable — OTC	1,883
Unrealized appreciation on swap agreements — OTC	24,456
Unrealized appreciation on forward foreign currency contracts outstanding	1,308,548
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	1,123,635
Cash	499,915
Foreign currencies, at value (Cost $603,647)	604,400
Receivable for:
Investments sold	5,461,086
Fund shares sold	24,651
Dividends	16,382
Interest	1,460,893
Investment for trustee deferred compensation and retirement plans	30,529
Other assets	36,491
Total assets	84,640,066
Liabilities:
Other investments:
Options written, at value (premiums received $334,469)	216,820
Variation margin payable — centrally cleared swap agreements	17,875
Unrealized depreciation on forward foreign currency contracts outstanding	1,374,766
Payable for:
Investments purchased	1,177,110
Dividends	107,699
Fund shares reacquired	87,916
Accrued foreign taxes	3,054
Accrued fees to affiliates	56,867
Accrued trustees’ and officers’ fees and benefits	241
Accrued other operating expenses	64,787
Trustee deferred compensation and retirement plans	30,529
Total liabilities	3,137,664
Net assets applicable to shares outstanding	$81,502,402
Net assets consist of:
Shares of beneficial interest	$97,548,355
Distributable earnings (loss)	(16,045,953)
$81,502,402
Net Assets:
Class A	$20,893,899
Class C	$2,644,514
Class R	$1,488,599
Class Y	$52,533,757
Class R5	$7,952
Class R6	$3,933,681
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,966,040
Class C	501,696
Class R	282,422
Class Y	9,964,075
Class R5	1,508
Class R6	746,490
Class A:
Net asset value per share	$5.27
Maximum offering price per share (Net asset value of $5.27 ÷ 95.75%)	$5.50
Class C:
Net asset value and offering price per share	$5.27
Class R:
Net asset value and offering price per share	$5.27
Class Y:
Net asset value and offering price per share	$5.27
Class R5:
Net asset value and offering price per share	$5.27
Class R6:
Net asset value and offering price per share	$5.27
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Emerging Markets Local Debt Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $93,855)	$3,845,899
Dividends from affiliated money market funds	101,421
Total investment income	3,947,320
Expenses:
Advisory fees	281,152
Administrative services fees	5,875
Custodian fees	44,120
Distribution fees:
Class A	24,818
Class C	14,566
Class R	3,654
Transfer agent fees — A, C, R and Y	98,476
Transfer agent fees — R5	1
Transfer agent fees — R6	471
Trustees’ and officers’ fees and benefits	10,018
Registration and filing fees	39,318
Reports to shareholders	12,942
Professional services fees	35,103
Other	5,811
Total expenses	576,325
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(145,668)
Net expenses	430,657
Net investment income	3,516,663
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $9,606)	(2,088,143)
Foreign currencies	(116,080)
Forward foreign currency contracts	(692,529)
Option contracts written	562,301
Swap agreements	(1,337,858)
(3,672,309)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $1,968)	748,079
Foreign currencies	58,659
Forward foreign currency contracts	421,788
Option contracts written	(67,090)
Swap agreements	2,367,477
3,528,913
Net realized and unrealized gain (loss)	(143,396)
Net increase in net assets resulting from operations	$3,373,267
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Emerging Markets Local Debt Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$3,516,663	$5,998,504
Net realized gain (loss)	(3,672,309)	(1,509,396)
Change in net unrealized appreciation	3,528,913	2,011,459
Net increase in net assets resulting from operations	3,373,267	6,500,567
Distributions to shareholders from distributable earnings:
Class A	(744,142)	(876,114)
Class C	(94,631)	(127,296)
Class R	(51,515)	(65,228)
Class Y	(2,016,306)	(2,527,309)
Class R5	(292)	(328)
Class R6	(143,439)	(124,065)
Total distributions from distributable earnings	(3,050,325)	(3,720,340)
Return of capital:
Class A	—	(541,821)
Class C	—	(78,725)
Class R	—	(40,339)
Class Y	—	(1,562,983)
Class R5	—	(203)
Class R6	—	(76,727)
Total return of capital	—	(2,300,798)
Total distributions	(3,050,325)	(6,021,138)
Share transactions–net:
Class A	(415,098)	(2,219,095)
Class C	(686,258)	(832,548)
Class R	34,153	(306,211)
Class Y	(7,175,005)	(7,202,209)
Class R6	584,975	355,671
Net increase (decrease) in net assets resulting from share transactions	(7,657,233)	(10,204,392)
Net increase (decrease) in net assets	(7,334,291)	(9,724,963)
Net assets:
Beginning of period	88,836,693	98,561,656
End of period	$81,502,402	$88,836,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Emerging Markets Local Debt Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$5.24	$0.22	$(0.00)	$0.22	$(0.19)	$—	$(0.19)	$5.27	4.28%	$20,894	1.19%(d)	1.56%(d)	8.44%(d)	47%
Year ended 10/31/24	5.23	0.34	0.01	0.35	(0.21)	(0.13)	(0.34)	5.24	6.64 (e)	21,201	1.21 (e)	1.52 (e)	6.21 (e)	99
Year ended 10/31/23	4.89	0.31	0.35	0.66	(0.25)	(0.07)	(0.32)	5.23	13.38 (e)	23,309	1.32 (e)	1.49 (e)	5.79 (e)	143
Year ended 10/31/22	6.17	0.25	(1.26)	(1.01)	—	(0.27)	(0.27)	4.89	(16.80)(e)	20,621	1.45 (e)(f)	1.45 (e)(f)	4.47 (e)(f)	137
Year ended 10/31/21	6.53	0.29	(0.40)	(0.11)	(0.06)	(0.19)	(0.25)	6.17	(1.81)	36,826	1.23	1.35	4.38	107
Year ended 10/31/20	6.99	0.24	(0.45)	(0.21)	(0.07)	(0.18)	(0.25)	6.53	(3.01)(e)	36,680	1.15 (e)	1.28 (e)	3.57 (e)	50
Class C
Six months ended 04/30/25	5.24	0.20	(0.00)	0.20	(0.17)	—	(0.17)	5.27	3.88	2,645	1.94 (d)	2.31 (d)	7.69 (d)	47
Year ended 10/31/24	5.23	0.30	0.01	0.31	(0.19)	(0.11)	(0.30)	5.24	5.84	3,325	1.97	2.28	5.45	99
Year ended 10/31/23	4.89	0.27	0.35	0.62	(0.21)	(0.07)	(0.28)	5.23	12.54	4,122	2.08	2.25	5.03	143
Year ended 10/31/22	6.17	0.21	(1.27)	(1.06)	—	(0.22)	(0.22)	4.89	(17.45)	4,473	2.21 (f)	2.21 (f)	3.71 (f)	137
Year ended 10/31/21	6.53	0.24	(0.40)	(0.16)	(0.05)	(0.15)	(0.20)	6.17	(2.62)	7,568	2.02	2.10	3.59	107
Year ended 10/31/20	6.99	0.18	(0.45)	(0.27)	(0.05)	(0.14)	(0.19)	6.53	(3.83)	11,457	2.00	2.04	2.72	50
Class R
Six months ended 04/30/25	5.24	0.21	(0.00)	0.21	(0.18)	—	(0.18)	5.27	4.15	1,489	1.44 (d)	1.81 (d)	8.19 (d)	47
Year ended 10/31/24	5.23	0.32	0.01	0.33	(0.20)	(0.12)	(0.32)	5.24	6.36	1,447	1.47	1.78	5.95	99
Year ended 10/31/23	4.89	0.30	0.34	0.64	(0.23)	(0.07)	(0.30)	5.23	13.09	1,743	1.57	1.75	5.54	143
Year ended 10/31/22	6.17	0.23	(1.26)	(1.03)	—	(0.25)	(0.25)	4.89	(17.02)	1,472	1.71 (f)	1.71 (f)	4.21 (f)	137
Year ended 10/31/21	6.53	0.27	(0.40)	(0.13)	(0.05)	(0.18)	(0.23)	6.17	(2.12)	1,854	1.53	1.60	4.08	107
Year ended 10/31/20	6.99	0.21	(0.45)	(0.24)	(0.06)	(0.16)	(0.22)	6.53	(3.35)	2,195	1.50	1.54	3.22	50
Class Y
Six months ended 04/30/25	5.24	0.22	(0.00)	0.22	(0.19)	—	(0.19)	5.27	4.41	52,534	0.94 (d)	1.31 (d)	8.69 (d)	47
Year ended 10/31/24	5.24	0.35	0.00	0.35	(0.22)	(0.13)	(0.35)	5.24	6.70	59,557	0.97	1.28	6.45	99
Year ended 10/31/23	4.89	0.33	0.35	0.68	(0.25)	(0.08)	(0.33)	5.24	13.87	66,440	1.07	1.25	6.04	143
Year ended 10/31/22	6.17	0.27	(1.27)	(1.00)	—	(0.28)	(0.28)	4.89	(16.59)	48,253	1.21 (f)	1.21 (f)	4.71 (f)	137
Year ended 10/31/21	6.54	0.31	(0.41)	(0.10)	(0.07)	(0.20)	(0.27)	6.17	(1.75)	92,706	1.01	1.10	4.60	107
Year ended 10/31/20	7.00	0.25	(0.45)	(0.20)	(0.07)	(0.19)	(0.26)	6.54	(2.80)	92,205	0.95	1.04	3.77	50
Class R5
Six months ended 04/30/25	5.24	0.22	(0.00)	0.22	(0.19)	—	(0.19)	5.27	4.41	8	0.94 (d)	1.09 (d)	8.69 (d)	47
Year ended 10/31/24	5.24	0.35	0.00	0.35	(0.22)	(0.13)	(0.35)	5.24	6.70	8	0.97	1.07	6.45	99
Year ended 10/31/23	4.89	0.33	0.35	0.68	(0.25)	(0.08)	(0.33)	5.24	13.94	8	1.02	1.10	6.09	143
Year ended 10/31/22	6.17	0.27	(1.26)	(0.99)	—	(0.29)	(0.29)	4.89	(16.47)	7	1.05 (f)	1.05 (f)	4.87 (f)	137
Year ended 10/31/21	6.53	0.31	(0.40)	(0.09)	(0.06)	(0.21)	(0.27)	6.17	(1.54)	9	0.94	0.99	4.67	107
Year ended 10/31/20	6.99	0.25	(0.45)	(0.20)	(0.07)	(0.19)	(0.26)	6.53	(2.74)	10	0.90	0.93	3.82	50
Class R6
Six months ended 04/30/25	5.24	0.22	(0.00)	0.22	(0.19)	—	(0.19)	5.27	4.41	3,934	0.94 (d)	1.09 (d)	8.69 (d)	47
Year ended 10/31/24	5.23	0.35	0.01	0.36	(0.22)	(0.13)	(0.35)	5.24	6.90	3,300	0.97	1.07	6.45	99
Year ended 10/31/23	4.89	0.33	0.34	0.67	(0.25)	(0.08)	(0.33)	5.23	13.73	2,940	1.02	1.10	6.09	143
Year ended 10/31/22	6.17	0.27	(1.26)	(0.99)	—	(0.29)	(0.29)	4.89	(16.47)	2,586	1.05 (f)	1.05 (f)	4.87 (f)	137
Year ended 10/31/21	6.53	0.31	(0.40)	(0.09)	(0.06)	(0.21)	(0.27)	6.17	(1.50)	4,399	0.91	0.99	4.70	107
Year ended 10/31/20	6.99	0.26	(0.45)	(0.19)	(0.07)	(0.20)	(0.27)	6.53	(2.72)	4,222	0.85	0.93	3.87	50

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31,
2024, 2023, 2022 and 2020.

(f)	Ratios include interest, facilities and maintenance fees of 0.09% for the year ended October 31, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Emerging Markets Local Debt Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Emerging Markets Local Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
15
Invesco Emerging Markets Local Debt Fund

other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar
16
Invesco Emerging Markets Local Debt Fund

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or
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Invesco Emerging Markets Local Debt Fund

futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net
18
Invesco Emerging Markets Local Debt Fund

liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
R.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.700%
Next $500 million	0.650%
Next $4 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.95% and 0.95%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent
19
Invesco Emerging Markets Local Debt Fund

that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $44,325 and reimbursed class level expenses of $25,642, $3,667, $1,840, $67,327, $1 and $471 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $3,071 in front-end sales commissions from the sale of Class A shares and $0 and $244 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$61,028,148	$—	$61,028,148
U.S. Treasury Securities	—	3,993,451	—	3,993,451
U.S. Dollar Denominated Bonds & Notes	—	117,562	—	117,562
Money Market Funds	8,357,499	—	—	8,357,499
Options Purchased	—	550,537	—	550,537
Total Investments in Securities	8,357,499	65,689,698	—	74,047,197
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,308,548	—	1,308,548
Swap Agreements	—	1,489,165	—	1,489,165
	—	2,797,713	—	2,797,713
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Invesco Emerging Markets Local Debt Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Forward Foreign Currency Contracts	$—	$(1,374,766)	$—	$(1,374,766)
Options Written	—	(216,820)	—	(216,820)
Swap Agreements	—	(532,827)	—	(532,827)
	—	(2,124,413)	—	(2,124,413)
Total Other Investments	—	673,300	—	673,300
Total Investments	$8,357,499	$66,362,998	$—	$74,720,497

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on swap agreements — Centrally Cleared(a)	$—	$1,464,709	$1,464,709
Unrealized appreciation on forward foreign currency contracts outstanding	1,308,548	—	1,308,548
Unrealized appreciation on swap agreements — OTC	—	24,456	24,456
Options purchased, at value — OTC(b)	550,537	—	550,537
Total Derivative Assets	1,859,085	1,489,165	3,348,250
Derivatives not subject to master netting agreements	—	(1,464,709)	(1,464,709)
Total Derivative Assets subject to master netting agreements	$1,859,085	$24,456	$1,883,541
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$—	$(532,827)	$(532,827)
Unrealized depreciation on forward foreign currency contracts outstanding	(1,374,766)	—	(1,374,766)
Options written, at value — OTC	(216,820)	—	(216,820)
Total Derivative Liabilities	(1,591,586)	(532,827)	(2,124,413)
Derivatives not subject to master netting agreements	—	532,827	532,827
Total Derivative Liabilities subject to master netting agreements	$(1,591,586)	$—	$(1,591,586)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
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Invesco Emerging Markets Local Debt Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets				Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
BNP Paribas S.A.	$1,668	$—	$—	$1,668	$−	$—	$—	$1,668	$—	$—	$1,668
Citibank, N.A.	35,179	—	—	35,179	(5,344)	—	(5,344)	29,835	—	—	29,835
Deutsche Bank AG	354,730	286,223	—	640,953	(572,902)	(87,658)	(660,560)	(19,607)	—	—	(19,607)
Goldman Sachs International	9,185	—	12,600	21,785	−	—	—	21,785	—	—	21,785
HSBC Bank USA	32	—	—	32	(32,397)	—	(32,397)	(32,365)	—	—	(32,365)
J.P. Morgan Chase Bank, N.A.	470,824	—	—	470,824	(419,530)	—	(419,530)	51,294	—	—	51,294
Merrill Lynch International	64,270	137,066	—	201,336	(62,764)	(78,425)	(141,189)	60,147	—	—	60,147
Morgan Stanley and Co. International PLC	339,153	4,128	—	343,281	(175,755)	(13,353)	(189,108)	154,173	(118,195)	—	35,978
Royal Bank of Canada	305	—	—	305	−	—	—	305	—	—	305
Standard Chartered Bank PLC	33,202	123,120	13,739	170,061	(106,074)	(37,384)	(143,458)	26,603	—	—	26,603
Total	$1,308,548	$550,537	$26,339	$1,885,424	$(1,374,766)	$(216,820)	$(1,591,586)	$293,838	$(118,195)	$—	$175,643
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(692,529)	$-	$(692,529)
Options purchased(a)	(512,002)	-	(512,002)
Options written	562,301	-	562,301
Swap agreements	-	(1,337,858)	(1,337,858)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	421,788	-	421,788
Options purchased(a)	147,518	-	147,518
Options written	(67,090)	-	(67,090)
Swap agreements	-	2,367,477	2,367,477
Total	$(140,014)	$1,029,619	$889,605

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Foreign Currency Options Purchased	Foreign Currency Options Written	Swap Agreements
Average notional value	$129,998,747	$36,183,365	$52,929,285	$141,833,820

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,395.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
22
Invesco Emerging Markets Local Debt Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,261,478	$5,213,068	$11,474,546
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $33,414,110 and $46,746,840, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,768,267
Aggregate unrealized (depreciation) of investments	(6,075,971)
Net unrealized appreciation (depreciation) of investments	$(1,307,704)
Cost of investments for tax purposes is $76,028,201.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	312,567	$1,603,039	546,684	$2,980,703
Class C	38,969	201,026	66,988	363,847
Class R	38,606	199,016	60,997	333,526
Class Y	1,189,282	6,137,213	2,967,699	16,080,138
Class R6	225,781	1,150,536	205,834	1,101,882
Issued as reinvestment of dividends:
Class A	104,686	539,105	193,805	1,046,756
Class C	13,416	69,101	26,602	143,879
Class R	9,894	50,966	19,327	104,478
Class Y	317,198	1,634,578	602,270	3,257,619
Class R6	20,978	108,037	25,744	139,065
Automatic conversion of Class C shares to Class A shares:
Class A	106,233	550,903	67,236	364,848
Class C	(106,189)	(550,903)	(67,224)	(364,848)
23
Invesco Emerging Markets Local Debt Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(604,421)	$(3,108,145)	(1,215,210)	$(6,611,402)
Class C	(78,921)	(405,482)	(179,423)	(975,426)
Class R	(42,095)	(215,829)	(137,257)	(744,215)
Class Y	(2,901,568)	(14,946,796)	(4,897,185)	(26,539,966)
Class R6	(130,015)	(673,598)	(163,593)	(885,276)
Net increase (decrease) in share activity	(1,485,599)	$(7,657,233)	(1,876,706)	$(10,204,392)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24
Invesco Emerging Markets Local Debt Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
25
Invesco Emerging Markets Local Debt Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-EMLD-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco EQV Emerging Markets All Cap Fund
Nasdaq:
A: GTDDX ■ C: GTDCX ■ Y: GTDYX ■ R5: GTDIX ■ R6: GTDFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.91%
Brazil–6.66%
Arcos Dorados Holdings, Inc., Class A	2,632,065	$20,135,297
MercadoLibre, Inc.(a)	6,117	14,257,810
Multiplan Empreendimentos Imobiliarios S.A.	2,134,529	9,681,291
PRIO S.A.(a)	726,400	4,314,766
Raia Drogasil S.A.	2,935,236	10,261,417
TOTVS S.A.	3,812,400	25,272,017
		83,922,598
China–24.99%
Airtac International Group	1,075,000	29,526,185
Alibaba Group Holding Ltd.	1,164,600	17,387,509
China Mengniu Dairy Co. Ltd.	5,179,000	12,899,080
China Resources Beer (Holdings) Co. Ltd.	2,773,500	9,749,415
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	3,563,600	25,201,822
Kanzhun Ltd., ADR(a)	1,133,200	17,337,960
Meituan, B Shares(a)(b)	1,324,000	21,922,048
Shenzhen Inovance Technology Co. Ltd., A Shares	2,834,503	27,900,778
Sunresin New Materials Co. Ltd., A Shares	2,224,250	13,322,736
Tencent Holdings Ltd.	1,084,000	66,396,021
Tongcheng Travel Holdings Ltd.(b)	9,626,000	25,249,163
Trip.com Group Ltd.	501,400	30,204,732
Wuliangye Yibin Co. Ltd., A Shares	1,017,560	18,034,278
		315,131,727
Egypt–2.56%
Eastern Co. S.A.E.	19,178,757	13,205,912
EFG Holding S.A.E.(a)	33,940,428	19,036,821
		32,242,733
France–2.40%
Bollore SE	4,898,399	30,298,663
Hong Kong–1.90%
AIA Group Ltd.	3,198,800	23,968,326
Hungary–3.19%
Richter Gedeon Nyrt	1,324,199	40,161,114
India–12.72%
Cyient Ltd.	621,505	8,748,381
Emami Ltd.	2,073,758	15,308,226
HDFC Bank Ltd., ADR(c)	805,712	58,567,205
MakeMyTrip Ltd.(a)(c)	117,582	12,324,945
Reliance Industries Ltd.	2,210,432	36,702,729
SBI Life Insurance Co. Ltd.(b)	1,371,328	28,680,067
		160,331,553
Indonesia–5.19%
PT Bank Central Asia Tbk	58,099,400	30,890,887
PT Bank Rakyat Indonesia (Persero) Tbk	57,173,500	13,241,939
Shares		Value
Indonesia–(continued)
PT Kalbe Farma Tbk	258,776,700	$21,329,678
		65,462,504
Macau–0.55%
Galaxy Entertainment Group Ltd.	1,928,000	6,963,159
Malaysia–0.89%
KPJ Healthcare Bhd.	16,898,000	11,264,661
Mexico–3.36%
Bolsa Mexicana de Valores S.A.B. de C.V.	11,818,677	24,799,906
Wal-Mart de Mexico S.A.B. de C.V., Series V	5,546,410	17,577,797
		42,377,703
Netherlands–1.64%
Prosus N.V.(a)	440,385	20,647,271
Nigeria–1.03%
Zenith Bank PLC	435,547,283	13,022,474
Philippines–4.48%
BDO Unibank, Inc.	10,043,152	28,824,435
SM Investments Corp.	584,420	9,097,354
SM Prime Holdings, Inc.	42,603,800	18,597,727
		56,519,516
Poland–1.22%
Allegro.eu S.A.(a)(b)	1,758,588	15,430,588
Russia–0.00%
Moscow Exchange MICEX-RTS PJSC(d)	11,806,000	12
Sberbank of Russia PJSC(d)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(d)	15,636,015	15
		39
South Africa–1.62%
Naspers Ltd.	77,491	20,375,648
South Korea–2.64%
KB Financial Group, Inc.	79,515	5,045,553
LEENO Industrial, Inc.	355,455	9,027,320
Samsung Electronics Co. Ltd.	492,712	19,224,408
		33,297,281
Taiwan–12.91%
ASPEED Technology, Inc.	103,000	9,689,864
MediaTek, Inc.	1,012,000	43,002,985
Taiwan Semiconductor Manufacturing Co. Ltd.	3,505,000	99,312,602
Visual Photonics Epitaxy Co. Ltd.	3,458,000	10,796,534
		162,801,985
Thailand–3.61%
Bangkok Dusit Medical Services PCL, Foreign Shares	39,136,300	28,066,059
Central Pattana PCL, Foreign Shares	11,504,700	17,393,278
		45,459,337
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco EQV Emerging Markets All Cap Fund

Shares		Value
Turkey–0.68%
KOC Holding A.S.	2,374,979	$8,550,963
United Arab Emirates–3.67%
Emaar Properties PJSC	12,959,736	46,308,398
Total Common Stocks & Other Equity Interests (Cost $982,133,278)		1,234,538,241
Money Market Funds–2.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f)	9,663,976	9,663,976
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)	17,949,368	17,949,368
Total Money Market Funds (Cost $27,613,344)		27,613,344
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.10% (Cost $1,009,746,622)		1,262,151,585
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.96%
Invesco Private Government Fund, 4.32%(e)(f)(g)	10,360,898	$10,360,898
Invesco Private Prime Fund, 4.46%(e)(f)(g)	26,959,369	26,964,761
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,325,659)		37,325,659
TOTAL INVESTMENTS IN SECURITIES—103.06% (Cost $1,047,072,281)		1,299,477,244
OTHER ASSETS LESS LIABILITIES–(3.06)%		(38,593,976)
NET ASSETS–100.00%		$1,260,883,268
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $116,483,688, which represented 9.24% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,599,069	$86,232,065	$(86,167,158)	$-	$-	$9,663,976	$220,835
Invesco Treasury Portfolio, Institutional Class	17,828,826	160,145,264	(160,024,722)	-	-	17,949,368	406,604
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,448,559	41,800,449	(35,888,110)	-	-	10,360,898	128,181*
Invesco Private Prime Fund	11,604,321	107,269,982	(91,908,021)	954	(2,475)	26,964,761	341,083*
Total	$43,480,775	$395,447,760	$(373,988,011)	$954	$(2,475)	$64,939,003	$1,096,703

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco EQV Emerging Markets All Cap Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $982,133,278)*	$1,234,538,241
Investments in affiliated money market funds, at value (Cost $64,939,003)	64,939,003
Foreign currencies, at value (Cost $665,020)	660,733
Receivable for:
Investments sold	3,101,277
Fund shares sold	237,296
Dividends	3,011,666
Foreign withholding tax claims	69,990
Investment for trustee deferred compensation and retirement plans	287,850
Other assets	56,892
Total assets	1,306,902,948
Liabilities:
Payable for:
Investments purchased	4,997,004
Fund shares reacquired	1,755,878
Accrued foreign taxes	874,352
Collateral upon return of securities loaned	37,325,659
Accrued fees to affiliates	512,759
Accrued trustees’ and officers’ fees and benefits	764
Accrued other operating expenses	248,356
Trustee deferred compensation and retirement plans	304,908
Total liabilities	46,019,680
Net assets applicable to shares outstanding	$1,260,883,268
Net assets consist of:
Shares of beneficial interest	$1,011,499,649
Distributable earnings	249,383,619
$1,260,883,268
Net Assets:
Class A	$371,385,894
Class C	$4,340,091
Class Y	$363,079,612
Class R5	$146,802,993
Class R6	$375,274,678
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,851,499
Class C	129,216
Class Y	10,616,984
Class R5	4,307,707
Class R6	11,021,765
Class A:
Net asset value per share	$34.22
Maximum offering price per share (Net asset value of $34.22 ÷ 94.50%)	$36.21
Class C:
Net asset value and offering price per share	$33.59
Class Y:
Net asset value and offering price per share	$34.20
Class R5:
Net asset value and offering price per share	$34.08
Class R6:
Net asset value and offering price per share	$34.05

*	At April 30, 2025, securities with an aggregate value of $36,616,837 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco EQV Emerging Markets All Cap Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,698,593)	$13,679,901
Dividends from affiliates (includes net securities lending income of $12,516)	639,955
Foreign withholding tax claims	69,990
Total investment income	14,389,846
Expenses:
Advisory fees	6,074,089
Administrative services fees	102,596
Custodian fees	174,243
Distribution fees:
Class A	460,711
Class C	23,434
Transfer agent fees — A, C and Y	790,974
Transfer agent fees — R5	77,630
Transfer agent fees — R6	58,676
Trustees’ and officers’ fees and benefits	15,069
Registration and filing fees	40,529
Reports to shareholders	99,270
Professional services fees	39,638
Other	16,212
Total expenses	7,973,071
Less: Fees waived and/or expense offset arrangement(s)	(26,280)
Net expenses	7,946,791
Net investment income	6,443,055
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $258,432)	21,710,218
Affiliated investment securities	(2,475)
Foreign currencies	(685,833)
Forward foreign currency contracts	114,205
21,136,115
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $974,462)	(15,605,270)
Affiliated investment securities	954
Foreign currencies	2,859,823
(12,744,493)
Net realized and unrealized gain	8,391,622
Net increase in net assets resulting from operations	$14,834,677
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco EQV Emerging Markets All Cap Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$6,443,055	$18,048,852
Net realized gain	21,136,115	32,441,473
Change in net unrealized appreciation (depreciation)	(12,744,493)	129,553,568
Net increase in net assets resulting from operations	14,834,677	180,043,893
Distributions to shareholders from distributable earnings:
Class A	(4,291,057)	(6,398,649)
Class C	(9,880)	(53,903)
Class Y	(7,123,566)	(10,036,966)
Class R5	(2,361,075)	(2,672,144)
Class R6	(5,816,978)	(9,241,518)
Total distributions from distributable earnings	(19,602,556)	(28,403,180)
Share transactions–net:
Class A	(22,507,504)	(44,260,953)
Class C	(934,420)	(2,726,488)
Class Y	(154,064,406)	(68,412,954)
Class R5	(14,329,669)	9,322,743
Class R6	(18,611,270)	(103,572,829)
Net increase (decrease) in net assets resulting from share transactions	(210,447,269)	(209,650,481)
Net increase (decrease) in net assets	(215,215,148)	(58,009,768)
Net assets:
Beginning of period	1,476,098,416	1,534,108,184
End of period	$1,260,883,268	$1,476,098,416
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco EQV Emerging Markets All Cap Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$34.17	$0.12	$0.31	$0.43	$(0.38)	$—	$(0.38)	$34.22	1.28%	$371,386	1.40%(d)	1.40%(d)	0.71%(d)	11%
Year ended 10/31/24	31.00	0.31	3.36	3.67	(0.50)	—	(0.50)	34.17	11.95	393,953	1.40	1.40	0.94	20
Year ended 10/31/23	27.75	0.44	3.17	3.61	(0.36)	—	(0.36)	31.00	13.01	398,691	1.33	1.34	1.36	11
Year ended 10/31/22	41.94	0.36	(12.84)	(12.48)	(0.21)	(1.50)	(1.71)	27.75	(30.89)	388,330	1.39	1.39	1.06	17
Year ended 10/31/21	38.27	0.26	5.58	5.84	(0.40)	(1.77)	(2.17)	41.94	15.22	591,114	1.31	1.31	0.61	19
Year ended 10/31/20	36.81	0.27	1.76	2.03	(0.57)	—	(0.57)	38.27	5.54	552,262	1.37	1.38	0.76	33
Class C
Six months ended 04/30/25	33.34	(0.01)	0.32	0.31	(0.06)	—	(0.06)	33.59	0.95	4,340	2.15 (d)	2.15 (d)	(0.04)(d)	11
Year ended 10/31/24	30.23	0.06	3.28	3.34	(0.23)	—	(0.23)	33.34	11.08	5,263	2.15	2.15	0.19	20
Year ended 10/31/23	27.01	0.19	3.10	3.29	(0.07)	—	(0.07)	30.23	12.17	7,317	2.08	2.09	0.61	11
Year ended 10/31/22	40.94	0.11	(12.54)	(12.43)	—	(1.50)	(1.50)	27.01	(31.40)	7,696	2.14	2.14	0.31	17
Year ended 10/31/21	37.38	(0.06)	5.45	5.39	(0.06)	(1.77)	(1.83)	40.94	14.35	15,632	2.06	2.06	(0.14)	19
Year ended 10/31/20	35.83	0.00	1.71	1.71	(0.16)	—	(0.16)	37.38	4.78	16,812	2.12	2.13	0.01	33
Class Y
Six months ended 04/30/25	34.19	0.16	0.32	0.48	(0.47)	—	(0.47)	34.20	1.44	363,080	1.15 (d)	1.15 (d)	0.96 (d)	11
Year ended 10/31/24	31.03	0.40	3.35	3.75	(0.59)	—	(0.59)	34.19	12.20	520,980	1.15	1.15	1.19	20
Year ended 10/31/23	27.78	0.52	3.18	3.70	(0.45)	—	(0.45)	31.03	13.30	537,072	1.08	1.09	1.61	11
Year ended 10/31/22	42.00	0.44	(12.84)	(12.40)	(0.32)	(1.50)	(1.82)	27.78	(30.71)	591,206	1.14	1.14	1.31	17
Year ended 10/31/21	38.32	0.37	5.58	5.95	(0.50)	(1.77)	(2.27)	42.00	15.50	1,062,846	1.06	1.06	0.86	19
Year ended 10/31/20	36.85	0.36	1.78	2.14	(0.67)	—	(0.67)	38.32	5.82	1,015,412	1.12	1.13	1.01	33
Class R5
Six months ended 04/30/25	34.08	0.17	0.32	0.49	(0.49)	—	(0.49)	34.08	1.48	146,803	1.06 (d)	1.06 (d)	1.05 (d)	11
Year ended 10/31/24	30.93	0.42	3.34	3.76	(0.61)	—	(0.61)	34.08	12.28	161,446	1.09	1.09	1.25	20
Year ended 10/31/23	27.70	0.54	3.17	3.71	(0.48)	—	(0.48)	30.93	13.36	137,177	1.03	1.04	1.66	11
Year ended 10/31/22	41.88	0.46	(12.80)	(12.34)	(0.34)	(1.50)	(1.84)	27.70	(30.68)	135,693	1.07	1.07	1.38	17
Year ended 10/31/21	38.22	0.39	5.57	5.96	(0.53)	(1.77)	(2.30)	41.88	15.56	215,122	1.02	1.02	0.90	19
Year ended 10/31/20	36.76	0.39	1.77	2.16	(0.70)	—	(0.70)	38.22	5.90	182,631	1.05	1.06	1.08	33
Class R6
Six months ended 04/30/25	34.06	0.18	0.33	0.51	(0.52)	—	(0.52)	34.05	1.52	375,275	0.99 (d)	0.99 (d)	1.12 (d)	11
Year ended 10/31/24	30.92	0.44	3.34	3.78	(0.64)	—	(0.64)	34.06	12.34	394,456	1.02	1.02	1.32	20
Year ended 10/31/23	27.70	0.56	3.16	3.72	(0.50)	—	(0.50)	30.92	13.42	453,850	0.96	0.97	1.73	11
Year ended 10/31/22	41.89	0.48	(12.79)	(12.31)	(0.38)	(1.50)	(1.88)	27.70	(30.60)	447,141	1.00	1.00	1.45	17
Year ended 10/31/21	38.22	0.42	5.58	6.00	(0.56)	(1.77)	(2.33)	41.89	15.67	741,346	0.93	0.93	0.99	19
Year ended 10/31/20	36.76	0.42	1.76	2.18	(0.72)	—	(0.72)	38.22	5.96	497,383	0.96	0.97	1.17	33

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco EQV Emerging Markets All Cap Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco EQV Emerging Markets All Cap Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco EQV Emerging Markets All Cap Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact
9
Invesco EQV Emerging Markets All Cap Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $836 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets,
10
Invesco EQV Emerging Markets All Cap Fund

restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.89%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $15,268.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
11
Invesco EQV Emerging Markets All Cap Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $9,773 in front-end sales commissions from the sale of Class A shares and $519 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $1,991 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$83,922,598	$—	$—	$83,922,598
China	17,337,960	297,793,767	—	315,131,727
Egypt	32,242,733	—	—	32,242,733
France	—	30,298,663	—	30,298,663
Hong Kong	—	23,968,326	—	23,968,326
Hungary	—	40,161,114	—	40,161,114
India	70,892,150	89,439,403	—	160,331,553
Indonesia	—	65,462,504	—	65,462,504
Macau	—	6,963,159	—	6,963,159
Malaysia	—	11,264,661	—	11,264,661
Mexico	42,377,703	—	—	42,377,703
Netherlands	—	20,647,271	—	20,647,271
Nigeria	—	13,022,474	—	13,022,474
Philippines	—	56,519,516	—	56,519,516
Poland	—	15,430,588	—	15,430,588
Russia	—	—	39	39
South Africa	—	20,375,648	—	20,375,648
South Korea	—	33,297,281	—	33,297,281
Taiwan	—	162,801,985	—	162,801,985
Thailand	—	45,459,337	—	45,459,337
Turkey	—	8,550,963	—	8,550,963
United Arab Emirates	—	46,308,398	—	46,308,398
Money Market Funds	27,613,344	37,325,659	—	64,939,003
Total Investments	$274,386,488	$1,025,090,717	$39	$1,299,477,244
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
12
Invesco EQV Emerging Markets All Cap Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$114,205
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$6,902,104

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,012.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$19,854,848	$—	$19,854,848
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $152,364,779 and $374,779,575, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$380,361,205
Aggregate unrealized (depreciation) of investments	(138,444,543)
Net unrealized appreciation of investments	$241,916,662
Cost of investments for tax purposes is $1,057,560,582.
13
Invesco EQV Emerging Markets All Cap Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	334,225	$11,092,436	869,002	$28,631,953
Class C	14,723	475,776	23,914	771,463
Class Y	1,157,719	38,313,597	3,628,693	120,597,653
Class R5	641,907	21,232,110	1,140,087	37,301,867
Class R6	1,108,884	36,420,262	1,942,602	63,740,201
Issued as reinvestment of dividends:
Class A	106,823	3,571,096	187,373	6,055,889
Class C	259	8,522	1,601	50,819
Class Y	93,160	3,108,734	257,136	8,297,773
Class R5	68,196	2,266,837	79,094	2,542,876
Class R6	152,217	5,053,601	259,099	8,322,270
Automatic conversion of Class C shares to Class A shares:
Class A	14,532	485,128	34,052	1,123,015
Class C	(14,802)	(485,128)	(34,783)	(1,123,015)
Reacquired:
Class A	(1,134,830)	(37,656,164)	(2,419,614)	(80,071,810)
Class C	(28,804)	(933,590)	(74,945)	(2,425,755)
Class Y	(5,872,205)	(195,486,737)	(5,955,908)	(197,308,380)
Class R5	(1,139,874)	(37,828,616)	(916,736)	(30,522,000)
Class R6	(1,820,092)	(60,085,133)	(5,299,925)	(175,635,300)
Net increase (decrease) in share activity	(6,317,962)	$(210,447,269)	(6,279,258)	$(209,650,481)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco EQV Emerging Markets All Cap Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco EQV Emerging Markets All Cap Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
DVM-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Global Allocation Fund
Nasdaq:
A: QVGIX ■ C: QGRCX ■ R: QGRNX ■ Y: QGRYX ■ R5: GLALX ■ R6: QGRIX

2	Consolidated Schedule of Investments
10	Consolidated Financial Statements
13	Consolidated Financial Highlights
14	Notes to Consolidated Financial Statements
24	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Exchange-Traded Funds–46.90%
Invesco Emerging Markets Sovereign Debt ETF(b)	383,000	$7,529,780
Invesco High Yield Bond Factor ETF(b)	1,076,000	23,591,300
Invesco International Developed Dynamic Multifactor ETF(b)(c)	5,817,300	150,493,551
Invesco Russell 1000® Dynamic Multifactor ETF(b)	4,151,760	222,409,783
Invesco Russell 2000® Dynamic Multifactor ETF(b)	1,607,300	60,161,239
Total Exchange-Traded Funds (Cost $348,600,683)		464,185,653
Principal Amount
U.S. Treasury Securities–32.90%
U.S. Treasury Bills–0.01%
4.24%, 05/29/2025(d)	$162,000	161,469
U.S. Treasury Notes–32.89%
3.88%, 12/31/2029(e)	68,550,000	69,052,076
1.88%, 02/15/2032(e)	171,525,000	150,630,440
4.63%, 02/15/2035	102,000,000	105,832,968
		325,515,484
Total U.S. Treasury Securities (Cost $323,907,956)		325,676,953
Shares
Common Stocks & Other Equity Interests–16.39%
Aerospace & Defense–0.61%
Airbus SE (France)	10,261	1,741,194
Axon Enterprise, Inc.(f)	1,857	1,138,898
BAE Systems PLC (United Kingdom)	37,431	867,749
Curtiss-Wright Corp.	1,457	502,505
Embraer S.A., ADR (Brazil)(f)	6,660	305,961
HEICO Corp.	1,483	371,877
Howmet Aerospace, Inc.	8,128	1,126,378
		6,054,562
Air Freight & Logistics–0.01%
ZTO Express (Cayman), Inc., ADR (China)	5,161	95,478
Apparel Retail–0.07%
Burlington Stores, Inc.(f)	1,961	441,303
TJX Cos., Inc. (The)	2,014	259,162
		700,465
Apparel, Accessories & Luxury Goods–0.38%
Brunello Cucinelli S.p.A. (Italy)	4,298	485,243
Ermenegildo Zegna N.V. (Italy)	13,007	103,406
Hermes International S.C.A. (France)	265	728,798
Kering S.A. (France)	1,232	250,653
LVMH Moet Hennessy Louis Vuitton SE (France)	2,683	1,486,192
Moncler S.p.A. (Italy)	1,731	106,839
Prada S.p.A. (Italy)	92,900	580,054
		3,741,185
Shares		Value
Application Software–1.08%
AppLovin Corp., Class A(f)	2,456	$661,425
Dassault Systemes SE (France)	14,914	558,919
Datadog, Inc., Class A(f)	3,132	319,965
Guidewire Software, Inc.(f)	3,112	637,244
HubSpot, Inc.(f)	1,321	807,792
Intuit, Inc.	2,259	1,417,455
Nice Ltd., ADR (Israel)(f)	2,909	453,382
OBIC Business Consultants Co. Ltd. (Japan)	5,200	249,972
Palantir Technologies, Inc., Class A(f)	9,084	1,075,909
Procore Technologies, Inc.(f)	2,418	154,970
Q2 Holdings, Inc.(f)	2,842	225,229
Samsara, Inc., Class A(f)	9,206	365,110
SAP SE (Germany)	9,744	2,850,984
Synopsys, Inc.(f)	409	187,735
Tyler Technologies, Inc.(f)	1,248	678,038
		10,644,129
Asset Management & Custody Banks–0.13%
Ares Management Corp., Class A	5,426	827,628
Blue Owl Capital, Inc.	9,359	173,422
Hamilton Lane, Inc., Class A	1,634	252,437
		1,253,487
Automobile Manufacturers–0.07%
BYD Co. Ltd., H Shares (China)	5,000	237,481
Ferrari N.V. (Italy)	415	189,979
Mahindra & Mahindra Ltd. (India)	7,346	254,518
		681,978
Automotive Retail–0.07%
AutoZone, Inc.(f)	191	718,657
Biotechnology–0.25%
Alnylam Pharmaceuticals, Inc.(f)	1,873	493,049
argenx SE, ADR (Netherlands)(f)	858	553,530
BioNTech SE, ADR (Germany)(f)	2,101	218,819
Legend Biotech Corp., ADR(f)	7,901	276,140
Natera, Inc.(f)	4,851	732,161
Zealand Pharma A/S (Denmark)(f)	2,846	201,287
		2,474,986
Broadline Retail–0.62%
Alibaba Group Holding Ltd., ADR (China)(c)	10,764	1,285,545
Allegro.eu S.A. (Poland)(f)(g)	39,427	345,949
Amazon.com, Inc.(f)	4,079	752,249
Dollarama, Inc. (Canada)	7,945	980,302
JD.com, Inc., ADR (China)	36,233	1,181,921
MercadoLibre, Inc. (Brazil)(f)	351	818,128
Ollie’s Bargain Outlet Holdings, Inc.(f)	1,869	198,320
PDD Holdings, Inc., ADR (China)(f)	5,497	580,318
		6,142,732
Building Products–0.20%
Assa Abloy AB, Class B (Sweden)	20,029	607,960
Builders FirstSource, Inc.(f)	2,465	294,888
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Global Allocation Fund

Shares		Value
Building Products–(continued)
Daikin Industries Ltd. (Japan)	4,500	$512,654
Lennox International, Inc.	953	521,053
		1,936,555
Cargo Ground Transportation–0.04%
XPO, Inc.(f)	3,426	363,567
Casinos & Gaming–0.07%
Flutter Entertainment PLC (Ireland)(f)	2,934	712,131
Communications Equipment–0.05%
Motorola Solutions, Inc.	1,153	507,770
Construction & Engineering–0.14%
Comfort Systems USA, Inc.	832	330,762
EMCOR Group, Inc.	875	350,612
Quanta Services, Inc.	2,378	696,017
		1,377,391
Construction Machinery & Heavy Transportation Equipment– 0.12%
Epiroc AB, Class A (Sweden)	21,357	462,053
Wabtec Corp.	3,707	684,831
		1,146,884
Consumer Electronics–0.04%
Garmin Ltd.	2,251	420,644
Consumer Finance–0.02%
Bajaj Finance Ltd. (India)	860	87,751
Cholamandalam Investment and Finance Co. Ltd. (India)	4,818	85,218
		172,969
Consumer Staples Merchandise Retail–0.04%
BJ’s Wholesale Club Holdings, Inc.(f)	3,137	368,786
Copper–0.04%
Antofagasta PLC (Chile)	17,287	379,372
Distillers & Vintners–0.03%
Diageo PLC (United Kingdom)	11,980	336,403
Diversified Banks–1.04%
Akbank T.A.S. (Turkey)	35,755	45,434
Banco de Chile (Chile)	1,425,439	209,249
CaixaBank S.A. (Spain)	47,467	363,797
Capitec Bank Holdings Ltd. (South Africa)	444	82,409
Credicorp Ltd. (Peru)	2,093	423,184
FinecoBank Banca Fineco S.p.A. (Italy)	19,368	387,571
HDFC Bank Ltd. (India)	75,515	1,715,244
ICICI Bank Ltd. (India)	61,162	1,028,089
ICICI Bank Ltd., ADR (India)	28,055	941,526
Itau Unibanco Holding S.A., Preference Shares (Brazil)	95,591	599,302
Kotak Mahindra Bank Ltd. (India)	89,872	2,348,878
Mitsubishi UFJ Financial Group, Inc. (Japan)	36,600	461,128
NU Holdings Ltd., Class A (Brazil)(f)	15,100	187,693
PT Bank Central Asia Tbk (Indonesia)	1,650,000	877,289
Sberbank of Russia PJSC (Russia)(h)	11,951	0
Societe Generale S.A. (France)	4,030	210,120
Shares		Value
Diversified Banks–(continued)
Svenska Handelsbanken AB, Class A (Sweden)	32,921	$430,929
		10,311,842
Diversified Capital Markets–0.03%
Banco BTG Pactual S.A., Series CPO (Brazil)	42,600	286,069
Diversified Financial Services–0.07%
Bajaj Finserv Ltd. (India)	4,883	112,787
FirstRand Ltd. (South Africa)	157,275	615,785
		728,572
Diversified Metals & Mining–0.12%
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	225,682	1,172,688
Diversified Real Estate Activities–0.19%
DLF Ltd. (India)	232,693	1,856,050
Drug Retail–0.02%
Raia Drogasil S.A. (Brazil)	64,100	224,090
Education Services–0.07%
Duolingo, Inc.(f)	1,776	691,716
Electrical Components & Equipment–0.21%
Contemporary Amperex Technology Co. Ltd., A Shares (China)	15,400	492,393
Havells India Ltd. (India)	11,050	209,241
Schneider Electric SE (France)	1,836	428,974
Vertiv Holdings Co., Class A	4,011	342,459
Voltronic Power Technology Corp. (Taiwan)	4,000	187,565
WEG S.A. (Brazil)	54,436	428,187
		2,088,819
Electronic Components–0.06%
Delta Electronics, Inc. (Taiwan)	21,000	220,042
TDK Corp. (Japan)	32,300	344,688
		564,730
Electronic Equipment & Instruments–0.12%
Keyence Corp. (Japan)	2,800	1,170,656
Electronic Manufacturing Services–0.10%
Flex Ltd.(f)	20,826	715,165
Hon Hai Precision Industry Co. Ltd. (Taiwan)	60,000	267,318
		982,483
Environmental & Facilities Services–0.05%
Republic Services, Inc.	2,015	505,261
Financial Exchanges & Data–0.45%
London Stock Exchange Group PLC (United Kingdom)	6,087	947,816
Nasdaq, Inc.	7,007	534,004
S&P Global, Inc.	4,082	2,041,204
Tradeweb Markets, Inc., Class A	6,828	944,312
		4,467,336
Food Retail–0.14%
Alimentation Couche-Tard, Inc. (Canada)	8,880	463,517
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Global Allocation Fund

Shares		Value
Food Retail–(continued)
Casey’s General Stores, Inc.	587	$271,540
Kobe Bussan Co. Ltd. (Japan)	12,200	372,834
Zabka Group S.A. (Luxembourg)(f)	42,001	239,718
		1,347,609
Footwear–0.00%
ASICS Corp. (Japan)	2,000	42,988
Health Care Distributors–0.13%
Cencora, Inc.	4,249	1,243,555
Health Care Equipment–0.37%
Boston Scientific Corp.(f)	4,295	441,827
Globus Medical, Inc., Class A(f)	5,817	417,486
IDEXX Laboratories, Inc.(f)	401	173,493
Insulet Corp.(f)	2,380	600,450
Intuitive Surgical, Inc.(f)	1,461	753,584
Penumbra, Inc.(f)	1,150	336,766
ResMed, Inc.	3,539	837,292
Stryker Corp.	323	120,776
		3,681,674
Health Care Facilities–0.16%
Encompass Health Corp.	9,216	1,078,180
Tenet Healthcare Corp.(f)	3,664	523,769
		1,601,949
Health Care Services–0.11%
Dr Lal PathLabs Ltd. (India)(g)	18,965	622,380
Labcorp Holdings, Inc.	1,880	453,099
New Horizon Health Ltd. (China)(f)(g)(h)	77,000	19,857
		1,095,336
Health Care Supplies–0.20%
ConvaTec Group PLC (United Kingdom)(g)	117,796	409,537
EssilorLuxottica S.A. (France)	3,344	963,584
Hoya Corp. (Japan)	5,000	588,330
		1,961,451
Hotels, Resorts & Cruise Lines–0.58%
Amadeus IT Group S.A. (Spain)	14,481	1,139,843
H World Group Ltd. (China)	4,900	17,190
H World Group Ltd., ADR (China)(c)	64,435	2,206,254
Hilton Worldwide Holdings, Inc.	2,726	614,658
Marriott International, Inc., Class A	1,894	451,871
Trainline PLC (United Kingdom)(f)(g)	90,167	353,188
Trip.com Group Ltd., ADR (China)	6,575	387,859
Viking Holdings Ltd.(f)	10,813	443,657
Wyndham Hotels & Resorts, Inc.	1,172	99,972
		5,714,492
Independent Power Producers & Energy Traders–0.04%
Vistra Corp.	2,841	368,279
Industrial Conglomerates–0.19%
Hitachi Ltd. (Japan)	14,900	368,261
Siemens AG (Germany)	3,784	871,310
SM Investments Corp. (Philippines)	43,514	677,359
		1,916,930
Shares		Value
Industrial Gases–0.02%
Linde PLC	356	$161,350
Industrial Machinery & Supplies & Components–0.18%
Airtac International Group (China)	9,000	247,196
Atlas Copco AB, Class A (Sweden)	81,100	1,255,322
ITT, Inc.	1,804	247,184
		1,749,702
Insurance Brokers–0.12%
Brown & Brown, Inc.	6,648	735,269
Ryan Specialty Holdings, Inc., Class A	6,339	415,268
		1,150,537
Integrated Oil & Gas–0.16%
Galp Energia SGPS S.A. (Portugal)	59,270	918,316
Petroleo Brasileiro S.A., ADR (Brazil)	23,131	261,149
TotalEnergies SE (France)	7,781	443,168
		1,622,633
Interactive Home Entertainment–0.11%
Capcom Co. Ltd. (Japan)	11,400	330,036
NetEase, Inc., ADR (China)	5,162	552,643
Take-Two Interactive Software, Inc.(f)	1,056	246,386
		1,129,065
Interactive Media & Services–1.43%
Alphabet, Inc., Class A	27,180	4,316,184
Auto Trader Group PLC (United Kingdom)(g)	34,307	385,434
Meta Platforms, Inc., Class A	6,630	3,639,870
NAVER Corp. (South Korea)	2,648	372,588
Reddit, Inc., Class A(f)	1,687	196,654
Rightmove PLC (United Kingdom)	44,541	439,894
Tencent Holdings Ltd. (China)	78,417	4,803,115
		14,153,739
Internet Services & Infrastructure–0.26%
Cloudflare, Inc., Class A(f)	5,193	627,210
GoDaddy, Inc., Class A(f)	6,084	1,145,800
Shopify, Inc., Class A (Canada)(f)	8,392	797,240
		2,570,250
Investment Banking & Brokerage–0.12%
Evercore, Inc., Class A	1,175	241,216
LPL Financial Holdings, Inc.	1,321	422,442
Raymond James Financial, Inc.	1,573	215,564
Robinhood Markets, Inc., Class A(f)	6,927	340,185
		1,219,407
IT Consulting & Other Services–0.25%
Accenture PLC, Class A (Ireland)	1,338	400,263
EPAM Systems, Inc.(f)	3,374	529,414
HCL Technologies Ltd. (India)	11,270	209,035
Infosys Ltd. (India)	17,385	307,331
Tata Consultancy Services Ltd. (India)	24,738	1,009,802
		2,455,845
Leisure Facilities–0.04%
Planet Fitness, Inc., Class A(f)	3,951	373,725
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Global Allocation Fund

Shares		Value
Life & Health Insurance–0.06%
AIA Group Ltd. (Hong Kong)	76,000	$569,461
Life Sciences Tools & Services–0.47%
Illumina, Inc.(f)	3,024	234,662
IQVIA Holdings, Inc.(f)	2,238	347,047
Lonza Group AG (Switzerland)	1,740	1,250,206
Repligen Corp.(f)	1,491	205,743
Samsung Biologics Co. Ltd. (South Korea)(f)(g)	1,040	769,671
Sartorius Stedim Biotech (France)	3,188	752,339
Thermo Fisher Scientific, Inc.	358	153,582
WuXi AppTec Co. Ltd., H Shares (China)(g)	53,300	411,934
Wuxi Biologics (Cayman), Inc. (China)(f)(g)	165,000	479,231
WuXi XDC Cayman, Inc. (China)(f)	16,500	77,744
		4,682,159
Managed Health Care–0.02%
HealthEquity, Inc.(f)	2,337	200,328
Movies & Entertainment–0.30%
Netflix, Inc.(f)	770	871,424
Spotify Technology S.A. (Sweden)(f)	1,455	893,341
TKO Group Holdings, Inc.	1,733	282,323
Universal Music Group N.V. (Netherlands)	31,419	923,891
		2,970,979
Multi-line Insurance–0.04%
Allianz SE (Germany)	1,000	413,577
Oil & Gas Equipment & Services–0.03%
TechnipFMC PLC (United Kingdom)	12,371	348,491
Oil & Gas Exploration & Production–0.03%
Coterra Energy, Inc.	10,170	249,775
Oil & Gas Refining & Marketing–0.10%
Reliance Industries Ltd. (India)	59,133	981,863
Oil & Gas Storage & Transportation–0.15%
Cheniere Energy, Inc.	2,801	647,339
Targa Resources Corp.	5,143	878,939
		1,526,278
Other Specialty Retail–0.06%
Chewy, Inc., Class A(f)	16,843	631,612
Paper & Plastic Packaging Products & Materials–0.02%
Packaging Corp. of America	1,058	196,375
Passenger Airlines–0.03%
Ryanair Holdings PLC (Italy)	13,324	317,171
Passenger Ground Transportation–0.04%
Localiza Rent a Car S.A. (Brazil)	55,316	418,733
Personal Care Products–0.07%
L’Oreal S.A. (France)	1,548	684,008
Pharmaceuticals–0.50%
AstraZeneca PLC (United Kingdom)	9,047	1,296,135
Chugai Pharmaceutical Co. Ltd. (Japan)	8,600	495,442
Daiichi Sankyo Co. Ltd. (Japan)	23,700	606,260
Eli Lilly and Co.	1,849	1,662,158
Shares		Value
Pharmaceuticals–(continued)
Novo Nordisk A/S, Class B (Denmark)	11,390	$761,553
Phathom Pharmaceuticals, Inc.(f)	11,047	47,392
Zoetis, Inc.	785	122,774
		4,991,714
Real Estate Development–0.11%
Macrotech Developers Ltd. (India)(g)	29,206	459,528
Oberoi Realty Ltd. (India)	32,786	636,464
		1,095,992
Real Estate Operating Companies–0.02%
SM Prime Holdings, Inc. (Philippines)	363,800	158,809
Real Estate Services–0.09%
CBRE Group, Inc., Class A(f)	2,445	298,730
Jones Lang LaSalle, Inc.(f)	2,673	607,867
		906,597
Research & Consulting Services–0.19%
Equifax, Inc.	2,602	676,858
Experian PLC	11,477	570,993
Verisk Analytics, Inc.	2,200	652,146
		1,899,997
Restaurants–0.38%
Americana Restaurants International PLC (United Arab Emirates)	184,132	109,767
Cava Group, Inc.(f)	2,419	223,588
Compass Group PLC (United Kingdom)	22,477	757,808
Dutch Bros, Inc., Class A(f)	4,518	269,905
Meituan, B Shares (China)(f)(g)	108,800	1,801,449
Texas Roadhouse, Inc.	3,342	554,639
Yum China Holdings, Inc. (China)	2,004	86,793
		3,803,949
Semiconductor Materials & Equipment–0.17%
Applied Materials, Inc.	769	115,896
ASM International N.V. (Netherlands)	748	365,612
ASML Holding N.V. (Netherlands)	996	666,764
ASML Holding N.V., New York Shares (Netherlands)	162	108,229
BE Semiconductor Industries N.V. (Netherlands)	1,563	169,279
Lam Research Corp.	3,400	243,678
		1,669,458
Semiconductors–1.25%
Analog Devices, Inc.	7,627	1,486,655
Astera Labs, Inc.(f)	3,553	232,046
Broadcom, Inc.	3,691	710,407
MACOM Technology Solutions Holdings, Inc.(f)	5,152	534,520
Marvell Technology, Inc.	16,443	959,778
MediaTek, Inc. (Taiwan)	17,000	722,382
Monolithic Power Systems, Inc.	612	362,977
NVIDIA Corp.	14,180	1,544,486
QUALCOMM, Inc.	599	88,928
SK hynix, Inc. (South Korea)	3,978	496,347
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	185,000	5,241,892
		12,380,418
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Global Allocation Fund

Shares		Value
Soft Drinks & Non-alcoholic Beverages–0.10%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO (Mexico)	91,706	$965,063
Specialty Chemicals–0.06%
Ecolab, Inc.	944	237,350
Sika AG (Switzerland)	1,252	312,884
		550,234
Steel–0.05%
Carpenter Technology Corp.	2,402	469,855
Systems Software–0.27%
Check Point Software Technologies Ltd. (Israel)(f)	2,418	530,896
CyberArk Software Ltd.(f)	2,741	965,270
Microsoft Corp.	2,872	1,135,187
		2,631,353
Technology Hardware, Storage & Peripherals–0.02%
Samsung Electronics Co. Ltd. (South Korea)	6,045	235,861
Trading Companies & Distributors–0.24%
Ashtead Group PLC (United Kingdom)	10,245	548,439
Fastenal Co.	4,000	323,880
Ferguson Enterprises, Inc.	3,708	629,651
MonotaRO Co. Ltd. (Japan)	32,700	628,915
RS Group PLC (United Kingdom)	42,405	292,383
		2,423,268
Transaction & Payment Processing Services–0.30%
Adyen N.V. (Netherlands)(f)(g)	324	524,301
Edenred SE (France)	11,807	368,224
Mastercard, Inc., Class A	395	216,484
Toast, Inc., Class A(f)	8,248	293,464
Visa, Inc., Class A	4,619	1,595,864
		2,998,337
Total Common Stocks & Other Equity Interests (Cost $135,165,641)		162,212,674
Shares		Value
Preferred Stocks–0.00%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd.(h)	9,884	$8,832
Diversified Support Services–0.00%
Harambee Re Ltd., Pfd.(h)	42	8,717
Kinesis Reinsurance I Ltd., Series 2019-1, Pfd.(h)	19,423	9,730
Viribus Re Ltd., Pfd.(h)	351,641	26,135
		44,582
Total Preferred Stocks (Cost $567,763)		53,414
Money Market Funds–2.54%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)(i)	8,785,118	8,785,118
Invesco Treasury Portfolio, Institutional Class, 4.23%(b)(i)	16,315,223	16,315,223
Total Money Market Funds (Cost $25,100,341)		25,100,341
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.73% (Cost $833,342,384)		977,229,035
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.32%
Invesco Private Government Fund, 4.32%(b)(i)(j)	867,909	867,909
Invesco Private Prime Fund, 4.46%(b)(i)(j)	2,257,800	2,258,252
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,126,161)		3,126,161
TOTAL INVESTMENTS IN SECURITIES–99.05% (Cost $836,468,545)		980,355,196
OTHER ASSETS LESS LIABILITIES—0.95%		9,431,553
NET ASSETS–100.00%		$989,786,749
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$7,847,670	$-	$-	$(317,890)	$-	$7,529,780	$253,362
Invesco High Yield Bond Factor ETF	24,226,140	-	-	(634,840)	-	23,591,300	866,847
Invesco International Developed Dynamic Multifactor ETF	141,476,736	-	-	9,016,815	-	150,493,551	1,086,730
Invesco Russell 1000® Dynamic Multifactor ETF	218,091,953	-	-	4,317,830	-	222,409,783	803,283
Invesco Russell 2000® Dynamic Multifactor ETF	63,118,671	-	-	(2,957,432)	-	60,161,239	390,124
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Global Allocation Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,017,675	$35,027,735	$(34,260,292)	$-	$-	$8,785,118	$133,881
Invesco Treasury Portfolio, Institutional Class	14,891,654	65,051,509	(63,627,940)	-	-	16,315,223	246,371
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,606,200	14,701,380	(15,439,671)	-	-	867,909	19,933*
Invesco Private Prime Fund	4,200,596	31,663,206	(33,605,206)	13	(357)	2,258,252	53,334*
Total	$483,477,295	$146,443,830	$(146,933,109)	$9,424,496	$(357)	$492,412,155	$3,853,865

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(f)	Non-income producing security.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $6,582,459, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	397	June-2025	$110,901,950	$(2,167,210)	$(2,167,210)
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,769	June-2025	193,166,509	4,017,828	4,017,828
U.S. Treasury 10 Year Notes	359	June-2025	40,286,531	905,135	905,135
Subtotal				4,922,963	4,922,963
Subtotal—Long Futures Contracts				2,755,753	2,755,753
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	613	June-2025	(60,374,370)	3,557,777	3,557,777
MSCI Emerging Markets Index	164	June-2025	(9,102,000)	360,549	360,549
Nikkei 225 Index	44	June-2025	(11,087,705)	122,472	122,472
S&P/TSX 60 Index	9	June-2025	(1,951,980)	(25,433)	(25,433)
SPI 200 Index	16	June-2025	(2,086,144)	(57,015)	(57,015)
STOXX Europe 600 Index	902	June-2025	(26,741,321)	1,317,345	1,317,345
Subtotal—Short Futures Contracts				5,275,695	5,275,695
Total Futures Contracts				$8,031,448	$8,031,448

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/18/2025	Barclays Bank PLC	USD	15,261,939	NOK	164,385,000	$539,394
06/18/2025	BNP Paribas S.A.	USD	9,658,090	SEK	97,120,000	416,890
06/18/2025	Deutsche Bank AG	ILS	1,470,000	USD	404,847	433
06/18/2025	Deutsche Bank AG	USD	240,052	HUF	88,770,000	8,050
06/18/2025	Deutsche Bank AG	USD	8,677,809	TWD	283,235,000	228,698
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/18/2025	Goldman Sachs International	USD	1,184,721	MYR	5,220,000	$27,124
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	4,602,971	EUR	4,225,000	196,251
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	2,629,425	GBP	2,040,000	89,769
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	18,639,171	INR	1,635,960,000	633,670
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	12,825,236	MXN	264,550,000	585,460
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	463,535	PLN	1,790,000	9,460
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	15,116,597	SGD	20,025,000	253,040
06/03/2025	Morgan Stanley and Co. International PLC	USD	16,435,208	BRL	98,345,000	766,268
06/18/2025	Morgan Stanley and Co. International PLC	CLP	432,460,000	USD	461,015	4,441
Subtotal—Appreciation						3,758,948
Currency Risk
06/18/2025	BNP Paribas S.A.	CHF	13,320,000	USD	15,313,707	(910,936)
06/18/2025	BNP Paribas S.A.	JPY	1,663,970,000	USD	11,434,083	(265,328)
06/18/2025	Deutsche Bank AG	PHP	841,900,000	USD	14,664,182	(413,904)
06/18/2025	J.P. Morgan Chase Bank, N.A.	AUD	21,940,000	USD	13,862,142	(198,773)
06/18/2025	J.P. Morgan Chase Bank, N.A.	CZK	337,450,000	USD	14,785,135	(550,409)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	14,914,262	IDR	246,264,300,000	(60,342)
06/18/2025	Merrill Lynch International	HKD	1,420,000	USD	183,074	(129)
06/18/2025	Merrill Lynch International	KRW	26,671,780,000	USD	18,428,774	(344,750)
06/18/2025	Morgan Stanley and Co. International PLC	CAD	2,850,000	USD	1,984,658	(87,650)
06/18/2025	Morgan Stanley and Co. International PLC	THB	457,340,000	USD	13,612,525	(121,915)
06/18/2025	Morgan Stanley and Co. International PLC	USD	14,292,978	COP	59,766,800,000	(237,811)
06/18/2025	Morgan Stanley and Co. International PLC	USD	441,622	PEN	1,620,000	(371)
06/18/2025	Morgan Stanley and Co. International PLC	USD	1,790,261	ZAR	32,835,000	(31,120)
06/18/2025	Standard Chartered Bank PLC	CNY	20,855,000	USD	2,891,127	(4,115)
06/18/2025	UBS AG	DKK	20,810,000	USD	3,042,304	(126,283)
06/18/2025	UBS AG	NZD	25,915,000	USD	14,882,388	(533,030)
Subtotal—Depreciation						(3,886,866)
Total Forward Foreign Currency Contracts						$(127,918)

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI ex USA Growth Net Total Return Index	SOFR - 0.060%	Quarterly	272,000	May—2025	USD	84,466,880	$—	$443,360	$443,360
Goldman Sachs International	Receive	MSCI ACWI Daily Total Return Net ex USA	SOFR + 0.315%	Quarterly	261,000	May—2025	USD	85,655,763	—	1,531,812	1,531,812
Subtotal — Appreciation									—	1,975,172	1,975,172
Equity Risk
Goldman Sachs International	Pay	Russell Midcap Growth Total Return Index	SOFR + 0.620%	Monthly	8,300	September—2025	USD	46,468,056	—	(3,658,937)	(3,658,937)
Total — Total Return Swap Agreements									$—	$(1,683,765)	$(1,683,765)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $3,260,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Global Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Global Allocation Fund

Consolidated Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $459,641,360)*	$487,943,041
Investments in affiliates, at value (Cost $376,827,185)	492,412,155
Other investments:
Variation margin receivable — futures contracts	820,836
Swaps receivable — OTC	748,858
Unrealized appreciation on swap agreements — OTC	1,975,172
Unrealized appreciation on forward foreign currency contracts outstanding	3,758,948
Deposits with brokers:
Cash collateral — OTC Derivatives	3,260,000
Cash	8,137,974
Foreign currencies, at value (Cost $1,145,643)	1,142,405
Receivable for:
Investments sold	150,981
Fund shares sold	69,398
Dividends	356,759
Interest	2,531,584
Investment for trustee deferred compensation and retirement plans	221,082
Other assets	40,629
Total assets	1,003,569,822
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	3,886,866
Swaps payable — OTC	708,849
Unrealized depreciation on swap agreements—OTC	3,658,937
Payable for:
Investments purchased	143,172
Fund shares reacquired	761,886
Accrued foreign taxes	565,651
Collateral upon return of securities loaned	3,126,161
Accrued fees to affiliates	462,931
Accrued trustees’ and officers’ fees and benefits	508
Accrued other operating expenses	119,798
Trustee deferred compensation and retirement plans	348,314
Total liabilities	13,783,073
Net assets applicable to shares outstanding	$989,786,749
Net assets consist of:
Shares of beneficial interest	$844,296,256
Distributable earnings	145,490,493
$989,786,749
Net Assets:
Class A	$862,844,501
Class C	$32,100,022
Class R	$32,992,552
Class Y	$44,032,811
Class R5	$11,482
Class R6	$17,805,381
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	43,656,773
Class C	1,753,497
Class R	1,724,902
Class Y	2,220,675
Class R5	576
Class R6	894,753
Class A:
Net asset value per share	$19.76
Maximum offering price per share (Net asset value of $19.76 ÷ 94.50%)	$20.91
Class C:
Net asset value and offering price per share	$18.31
Class R:
Net asset value and offering price per share	$19.13
Class Y:
Net asset value and offering price per share	$19.83
Class R5:
Net asset value and offering price per share	$19.93
Class R6:
Net asset value and offering price per share	$19.90

*	At April 30, 2025, securities with an aggregate value of $3,068,486 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Global Allocation Fund

Consolidated Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest	$7,439,837
Dividends (net of foreign withholding taxes of $89,873)	461,433
Dividends from affiliates (includes net securities lending income of $5,819)	3,786,417
Total investment income	11,687,687
Expenses:
Advisory fees	3,925,152
Administrative services fees	71,629
Custodian fees	55,829
Distribution fees:
Class A	1,085,942
Class C	172,874
Class R	82,722
Transfer agent fees — A, C, R and Y	762,417
Transfer agent fees — R5	2
Transfer agent fees — R6	2,622
Trustees’ and officers’ fees and benefits	13,460
Registration and filing fees	43,936
Reports to shareholders	50,478
Professional services fees	73,318
Other	36,856
Total expenses	6,377,237
Less: Fees waived and/or expense offset arrangement(s)	(809,386)
Net expenses	5,567,851
Net investment income	6,119,836
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $86,148)	4,906,485
Affiliated investment securities	(357)
Foreign currencies	47,161
Forward foreign currency contracts	9,265,937
Futures contracts	(6,529,992)
Swap agreements	5,451,720
13,140,954
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $123,658)	(6,598,312)
Affiliated investment securities	9,424,496
Foreign currencies	39,205
Forward foreign currency contracts	(4,251,474)
Futures contracts	12,933,562
Swap agreements	(2,837,275)
8,710,202
Net realized and unrealized gain	21,851,156
Net increase in net assets resulting from operations	$27,970,992
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco Global Allocation Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$6,119,836	$21,456,456
Net realized gain	13,140,954	45,984,555
Change in net unrealized appreciation	8,710,202	107,068,248
Net increase in net assets resulting from operations	27,970,992	174,509,259
Distributions to shareholders from distributable earnings:
Class A	(8,064,698)	(20,416,379)
Class C	(101,344)	(658,729)
Class R	(243,498)	(701,791)
Class Y	(530,143)	(1,319,836)
Class R5	(138)	(285)
Class R6	(211,399)	(401,828)
Total distributions from distributable earnings	(9,151,220)	(23,498,848)
Share transactions–net:
Class A	(39,288,944)	(76,413,006)
Class C	(4,864,954)	(10,207,978)
Class R	(1,131,061)	(2,952,074)
Class Y	(4,595,411)	(7,432,865)
Class R6	136,942	1,577,195
Net increase (decrease) in net assets resulting from share transactions	(49,743,428)	(95,428,728)
Net increase (decrease) in net assets	(30,923,656)	55,581,683
Net assets:
Beginning of period	1,020,710,405	965,128,722
End of period	$989,786,749	$1,020,710,405
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco Global Allocation Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 04/30/25	$19.40	$0.12	$0.42	$0.54	$(0.18)	$—	$(0.18)	$19.76	2.78%	$862,845	1.10%(e)	1.26%(e)	1.24%(e)	26%
Year ended 10/31/24	16.74	0.39	2.69	3.08	(0.42)	—	(0.42)	19.40	18.55	885,830	1.10	1.27	2.07	30
Year ended 10/31/23	16.79	0.32	0.57	0.89	(0.94)	—	(0.94)	16.74	5.30	831,967	1.11	1.27	1.84	77
Year ended 10/31/22	23.79	0.26	(4.25)	(3.99)	(0.47)	(2.54)	(3.01)	16.79	(19.06)	862,663	1.15	1.23	1.36	151
Year ended 10/31/21	18.75	0.22	4.82	5.04	—	—	—	23.79	26.88	1,173,186	1.15	1.25	1.01	51
Year ended 10/31/20	18.21	0.15	0.39	0.54	—	—	—	18.75	2.97	999,336	1.20	1.32	0.85	82
Class C
Six months ended 04/30/25	17.92	0.04	0.40	0.44	(0.05)	—	(0.05)	18.31	2.46	32,100	1.85 (e)	2.01 (e)	0.49 (e)	26
Year ended 10/31/24	15.47	0.23	2.48	2.71	(0.26)	—	(0.26)	17.92	17.62	36,226	1.85	2.02	1.32	30
Year ended 10/31/23	15.56	0.17	0.54	0.71	(0.80)	—	(0.80)	15.47	4.51	40,307	1.86	2.02	1.09	77
Year ended 10/31/22	22.23	0.11	(3.95)	(3.84)	(0.29)	(2.54)	(2.83)	15.56	(19.63)	49,615	1.90	1.98	0.61	151
Year ended 10/31/21	17.66	0.05	4.52	4.57	—	—	—	22.23	25.88	72,605	1.90	2.00	0.26	51
Year ended 10/31/20	17.28	0.02	0.36	0.38	—	—	—	17.66	2.20	77,710	1.95	2.07	0.10	82
Class R
Six months ended 04/30/25	18.76	0.09	0.42	0.51	(0.14)	—	(0.14)	19.13	2.70	32,993	1.35 (e)	1.51 (e)	0.99 (e)	26
Year ended 10/31/24	16.20	0.33	2.59	2.92	(0.36)	—	(0.36)	18.76	18.20	33,485	1.35	1.52	1.82	30
Year ended 10/31/23	16.27	0.27	0.56	0.83	(0.90)	—	(0.90)	16.20	5.05	31,487	1.36	1.52	1.59	77
Year ended 10/31/22	23.13	0.20	(4.11)	(3.91)	(0.41)	(2.54)	(2.95)	16.27	(19.22)	31,034	1.40	1.48	1.11	151
Year ended 10/31/21	18.28	0.16	4.69	4.85	—	—	—	23.13	26.53	39,793	1.40	1.50	0.76	51
Year ended 10/31/20	17.79	0.11	0.38	0.49	—	—	—	18.28	2.75	34,012	1.45	1.57	0.60	82
Class Y
Six months ended 04/30/25	19.47	0.15	0.43	0.58	(0.22)	—	(0.22)	19.83	2.98	44,033	0.85 (e)	1.01 (e)	1.49 (e)	26
Year ended 10/31/24	16.81	0.44	2.69	3.13	(0.47)	—	(0.47)	19.47	18.82	47,788	0.85	1.02	2.32	30
Year ended 10/31/23	16.87	0.36	0.57	0.93	(0.99)	—	(0.99)	16.81	5.52	47,784	0.86	1.02	2.09	77
Year ended 10/31/22	23.89	0.31	(4.26)	(3.95)	(0.53)	(2.54)	(3.07)	16.87	(18.84)	49,841	0.90	0.98	1.61	151
Year ended 10/31/21	18.78	0.28	4.83	5.11	—	—	—	23.89	27.21	72,519	0.90	1.00	1.26	51
Year ended 10/31/20	18.21	0.20	0.38	0.58	(0.01)	—	(0.01)	18.78	3.27	65,397	0.95	1.07	1.10	82
Class R5
Six months ended 04/30/25	19.58	0.16	0.43	0.59	(0.24)	—	(0.24)	19.93	3.01	11	0.73 (e)	0.88 (e)	1.61 (e)	26
Year ended 10/31/24	16.90	0.46	2.72	3.18	(0.50)	—	(0.50)	19.58	19.00	11	0.74	0.90	2.43	30
Year ended 10/31/23	16.96	0.39	0.57	0.96	(1.02)	—	(1.02)	16.90	5.64	10	0.74	0.89	2.21	77
Year ended 10/31/22	24.02	0.33	(4.29)	(3.96)	(0.56)	(2.54)	(3.10)	16.96	(18.77)	11	0.78	0.86	1.73	151
Year ended 10/31/21	18.85	0.32	4.85	5.17	—	—	—	24.02	27.43	15	0.76	0.86	1.40	51
Year ended 10/31/20	18.24	0.24	0.39	0.63	(0.02)	—	(0.02)	18.85	3.45	11	0.76	0.87	1.29	82
Class R6
Six months ended 04/30/25	19.55	0.16	0.43	0.59	(0.24)	—	(0.24)	19.90	3.01	17,805	0.73 (e)	0.88 (e)	1.61 (e)	26
Year ended 10/31/24	16.89	0.46	2.70	3.16	(0.50)	—	(0.50)	19.55	18.90	17,370	0.74	0.90	2.43	30
Year ended 10/31/23	16.93	0.38	0.60	0.98	(1.02)	—	(1.02)	16.89	5.77	13,573	0.74	0.89	2.21	77
Year ended 10/31/22	23.98	0.33	(4.28)	(3.95)	(0.56)	(2.54)	(3.10)	16.93	(18.77)	36,473	0.78	0.86	1.73	151
Year ended 10/31/21	18.83	0.31	4.84	5.15	—	—	—	23.98	27.35	45,281	0.76	0.86	1.40	51
Year ended 10/31/20	18.22	0.24	0.39	0.63	(0.02)	—	(0.02)	18.83	3.46	36,260	0.76	0.87	1.29	82

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Does not include estimated acquired fund fees from underlying funds of 0.18%, 0.18%, 0.20%, 0.15%, 0.17% and 0.14% for the six months ended April 30, 2025 and for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco Global Allocation Fund

Notes to Consolidated Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Allocation Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
14
Invesco Global Allocation Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
15
Invesco Global Allocation Fund

Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $1,628 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits
16
Invesco Global Allocation Fund

required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
N.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to
17
Invesco Global Allocation Fund

terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
Q.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $1 billion	0.800%
Next $2 billion	0.760%
Next $1 billion	0.710%
Next $1 billion	0.660%
Next $1 billion	0.600%
Next $1 billion	0.550%
Next $2 billion	0.500%
Over $9 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.79%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund
18
Invesco Global Allocation Fund

operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $765,449.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $29,599 in front-end sales commissions from the sale of Class A shares and $1,603 and $300 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$464,185,653	$—	$—	$464,185,653
U.S. Treasury Securities	—	325,676,953	—	325,676,953
Common Stocks & Other Equity Interests	89,193,264	72,999,553	19,857	162,212,674
Preferred Stocks	—	—	53,414	53,414
Money Market Funds	25,100,341	3,126,161	—	28,226,502
Total Investments in Securities	578,479,258	401,802,667	73,271	980,355,196
Other Investments - Assets*
Futures Contracts	10,281,106	—	—	10,281,106
Forward Foreign Currency Contracts	—	3,758,948	—	3,758,948
Swap Agreements	—	1,975,172	—	1,975,172
	10,281,106	5,734,120	—	16,015,226
19
Invesco Global Allocation Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(2,249,658)	$—	$—	$(2,249,658)
Forward Foreign Currency Contracts	—	(3,886,866)	—	(3,886,866)
Swap Agreements	—	(3,658,937)	—	(3,658,937)
	(2,249,658)	(7,545,803)	—	(9,795,461)
Total Other Investments	8,031,448	(1,811,683)	—	6,219,765
Total Investments	$586,510,706	$399,990,984	$73,271	$986,574,961

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$5,358,143	$4,922,963	$10,281,106
Unrealized appreciation on forward foreign currency contracts outstanding	3,758,948	—	—	3,758,948
Unrealized appreciation on swap agreements — OTC	—	1,975,172	—	1,975,172
Total Derivative Assets	3,758,948	7,333,315	4,922,963	16,015,226
Derivatives not subject to master netting agreements	—	(5,358,143)	(4,922,963)	(10,281,106)
Total Derivative Assets subject to master netting agreements	$3,758,948	$1,975,172	$—	$5,734,120

Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(2,249,658)	$(2,249,658)
Unrealized depreciation on forward foreign currency contracts outstanding	(3,886,866)	—	(3,886,866)
Unrealized depreciation on swap agreements — OTC	—	(3,658,937)	(3,658,937)
Total Derivative Liabilities	(3,886,866)	(5,908,595)	(9,795,461)
Derivatives not subject to master netting agreements	—	2,249,658	2,249,658
Total Derivative Liabilities subject to master netting agreements	$(3,886,866)	$(3,658,937)	$(7,545,803)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
20
Invesco Global Allocation Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets			Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$539,394	$—	$539,394	$−	$—	$—	$539,394	$(539,394)	$—	$—
BNP Paribas S.A.	416,890	—	416,890	(1,176,264)	—	(1,176,264)	(759,374)	—	720,000	(39,374)
Deutsche Bank AG	237,181	—	237,181	(413,904)	—	(413,904)	(176,723)	—	—	(176,723)
Goldman Sachs International	27,124	2,724,030	2,751,154	−	(4,367,786)	(4,367,786)	(1,616,632)	—	1,520,000	(96,632)
J.P. Morgan Chase Bank, N.A.	1,767,650	—	1,767,650	(809,524)	—	(809,524)	958,126	(418,780)	—	539,346
Merrill Lynch International	−	—	—	(344,879)	—	(344,879)	(344,879)	—	344,879	—
Morgan Stanley and Co. International PLC	770,709	—	770,709	(478,867)	—	(478,867)	291,842	(291,842)	—	—
Standard Chartered Bank PLC	−	—	—	(4,115)	—	(4,115)	(4,115)	—	—	(4,115)
UBS AG	−	—	—	(659,313)	—	(659,313)	(659,313)	—	650,000	(9,313)
Total	$3,758,948	$2,724,030	$6,482,978	$(3,886,866)	$(4,367,786)	$(8,254,652)	$(1,771,674)	$(1,250,016)	$3,234,879	$213,189
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$9,265,937	$-	$-	$9,265,937
Futures contracts	-	1,980,101	(8,510,093)	(6,529,992)
Swap agreements	-	(245,050)	5,696,770	5,451,720
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(4,251,474)	-	-	(4,251,474)
Futures contracts	-	1,789,026	11,144,536	12,933,562
Swap agreements	-	(2,837,275)	-	(2,837,275)
Total	$5,014,463	$686,802	$8,331,213	$14,032,478
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$308,271,994	$577,004,018	$218,237,794

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended April 30, 2025, the Fund engaged in securities purchases of $316,751.
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $43,937.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred
21
Invesco Global Allocation Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$21,579,818	$—	$21,579,818
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $47,027,970 and $63,600,444, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$171,574,042
Aggregate unrealized (depreciation) of investments	(23,301,645)
Net unrealized appreciation of investments	$148,272,397
Cost of investments for tax purposes is $838,302,564.
NOTE 11—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	628,371	$12,283,034	1,586,906	$29,772,699
Class C	114,994	2,081,587	252,320	4,387,981
Class R	100,947	1,906,091	229,618	4,152,877
Class Y	190,975	3,734,758	497,495	9,383,583
Class R6	156,639	3,095,391	322,542	6,131,641
Issued as reinvestment of dividends:
Class A	384,686	7,605,297	1,065,313	19,314,109
Class C	5,412	99,358	37,957	639,959
Class R	12,643	242,113	39,718	697,854
Class Y	21,396	423,863	58,544	1,063,151
Class R6	10,252	203,810	21,487	391,281
Automatic conversion of Class C shares to Class A shares:
Class A	178,966	3,514,027	421,665	7,914,243
Class C	(193,124)	(3,514,027)	(454,843)	(7,914,243)
22
Invesco Global Allocation Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,208,126)	$(62,691,302)	(7,096,804)	$(133,414,057)
Class C	(195,375)	(3,531,872)	(419,436)	(7,321,675)
Class R	(173,758)	(3,279,265)	(428,384)	(7,802,805)
Class Y	(445,623)	(8,754,032)	(943,880)	(17,879,599)
Class R6	(160,630)	(3,162,259)	(259,189)	(4,945,727)
Net increase (decrease) in share activity	(2,571,355)	$(49,743,428)	(5,068,971)	$(95,428,728)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
Invesco Global Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
24
Invesco Global Allocation Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-GLAL-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Global Strategic Income Fund
Nasdaq:
A: OPSIX ■ C: OSICX ■ R: OSINX ■ Y: OSIYX ■ R5: GLSSX ■ R6: OSIIX

2	Consolidated Schedule of Investments
27	Consolidated Financial Statements
30	Consolidated Financial Highlights
31	Notes to Consolidated Financial Statements
42	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–33.05%
Argentina–0.50%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$3,806,000	$2,921,105
3.50%, 07/09/2041(a)	5,150,000	3,120,975
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	1,725,000	1,650,394
		7,692,474
Belgium–0.27%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	4,200,000	4,116,819
Brazil–0.60%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	3,145,000	3,206,390
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	4,745,000	4,533,559
Suzano Austria GmbH, 2.50%, 09/15/2028	1,716,000	1,578,221
		9,318,170
Canada–2.40%
Bell Canada, 6.88%, 09/15/2055(c)(d)	2,078,000	2,080,764
Brookfield Finance, Inc., 5.97%, 03/04/2054	1,842,000	1,797,023
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(c)(d)	1,652,000	1,593,081
Constellation Software, Inc., 5.16%, 02/16/2029(b)(d)	1,223,000	1,244,923
Element Fleet Management Corp.,
5.64%, 03/13/2027(b)	6,900,000	7,020,579
6.32%, 12/04/2028(b)(d)	3,603,000	3,791,414
Enbridge, Inc., 7.38%, 01/15/2083(c)(d)	6,974,000	7,011,450
New Gold, Inc., 6.88%, 04/01/2032(b)	1,183,000	1,211,198
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	576,000	572,990
RB Global Holdings, Inc.,
6.75%, 03/15/2028(b)	850,000	867,728
7.75%, 03/15/2031(b)	823,000	863,931
Rogers Communications, Inc., 7.00%, 04/15/2055(c)(d)	2,099,000	2,115,946
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(b)(c)	3,450,000	3,450,421
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	3,545,000	3,502,220
		37,123,668
Principal Amount		Value
Chile–0.57%
Banco de Credito e Inversiones S.A., 8.75%(b)(c)(e)	$1,725,000	$1,789,049
Banco del Estado de Chile, 7.95%(b)(c)(e)	1,003,000	1,040,540
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	1,461,370	1,453,698
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(b)	4,685,000	4,536,251
		8,819,538
China–0.11%
Prosus N.V., 3.26%, 01/19/2027(b)	1,720,000	1,677,722
Colombia–0.67%
Ecopetrol S.A.,
8.63%, 01/19/2029	3,450,000	3,609,921
7.75%, 02/01/2032	1,850,000	1,765,053
GeoPark Ltd., 8.75%, 01/31/2030(b)	5,727,000	4,957,138
		10,332,112
Dominican Republic–0.25%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)(d)	2,055,000	2,089,031
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	720,000	671,868
4.88%, 09/23/2032(b)	1,200,000	1,080,300
		3,841,199
Egypt–0.15%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	2,415,000	2,307,375
Finland–0.04%
Amer Sports Co., 6.75%, 02/16/2031(b)(d)	578,000	585,388
France–0.35%
Electricite de France S.A., 9.13%(b)(c)(e)	2,334,000	2,616,356
Forvia SE, 8.00%, 06/15/2030(b)(d)	444,000	442,592
Iliad Holding S.A.S.,
7.00%, 10/15/2028(b)	143,000	144,870
7.00%, 04/15/2032(b)	82,000	83,220
Iliad Holding S.A.S.U., 8.50%, 04/15/2031(b)	1,466,000	1,547,916
Opal Bidco SAS, 6.50%, 03/31/2032(b)	585,000	585,615
		5,420,569
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
Germany–0.46%
Bayer US Finance LLC,
6.13%, 11/21/2026(b)	$4,073,000	$4,147,631
6.88%, 11/21/2053(b)(d)	1,443,000	1,464,982
Cerdia Finanz GmbH, 9.38%, 10/03/2031(b)	1,130,000	1,139,888
ZF North America Capital, Inc., 6.88%, 04/14/2028(b)	435,000	415,950
		7,168,451
Hong Kong–0.63%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)	9,250,000	9,233,197
5.38%, 12/04/2029(b)(d)	653,000	592,189
		9,825,386
India–0.92%
JSW Steel Ltd., 3.95%, 04/05/2027(b)	4,260,000	4,071,240
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	3,450,000	3,428,969
6.38%, 04/23/2029(b)	6,900,000	6,676,080
		14,176,289
Indonesia–0.24%
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(b)	3,700,000	3,647,826
Ireland–0.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(c)(d)	1,149,000	1,154,563
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,750,000	1,717,260
GGAM Finance Ltd., 6.88%, 04/15/2029(b)	1,162,000	1,189,548
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)	886,000	906,033
		4,967,404
Italy–0.72%
Intesa Sanpaolo S.p.A., 7.70%(b)(c)(e)	9,900,000	9,955,561
Telecom Italia Capital S.A.,
6.38%, 11/15/2033(d)	660,000	660,537
7.72%, 06/04/2038(d)	524,000	546,788
		11,162,886
Ivory Coast–0.12%
Ivory Coast Government International Bond, 8.08%, 04/01/2036(b)	2,055,000	1,900,045
Macau–0.49%
MGM China Holdings Ltd.,
5.88%, 05/15/2026(b)	4,250,000	4,231,972
4.75%, 02/01/2027(b)	2,760,000	2,695,432
Studio City Finance Ltd., 5.00%, 01/15/2029(b)	684,000	601,366
		7,528,770
Principal Amount		Value
Mexico–1.55%
Banco Mercantil del Norte S.A., 8.38%(b)(c)(d)(e)	$1,850,000	$1,872,736
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(b)	2,850,000	2,203,906
CEMEX Materials LLC, 7.70%, 07/21/2025(b)	3,500,000	3,523,800
CEMEX S.A.B. de C.V., 5.13%(b)(c)(e)	2,487,000	2,451,280
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(b)	2,073,012	2,060,056
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)(d)	3,064,000	2,470,082
Petroleos Mexicanos,
6.50%, 03/13/2027	3,500,000	3,421,903
8.75%, 06/02/2029(d)	3,500,000	3,444,290
6.95%, 01/28/2060	3,795,000	2,530,581
		23,978,634
Nigeria–0.21%
IHS Holding Ltd., 8.25%, 11/29/2031(b)	3,450,000	3,330,802
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	1,750,000	1,586,761
Peru–0.13%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	1,990,000	1,980,070
Senegal–0.17%
Senegal Government International Bond,
7.75%, 06/10/2031(b)	1,730,000	1,359,633
6.25%, 05/23/2033(b)	1,725,000	1,203,416
		2,563,049
Serbia–0.07%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	1,165,000	1,158,803
Supranational–0.12%
European Bank for Reconstruction & Development, 6.40%, 08/27/2025	1,800,000	1,810,350
Switzerland–1.09%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(c)	460,000	458,850
Credit Suisse Group AG, 6.25%(b)(c)(e)(f)(g)	7,385,000	443,100
UBS Group AG,
6.88%(b)(c)(e)	1,725,000	1,727,027
9.25%(b)(c)(e)	3,450,000	3,736,322
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
Switzerland–(continued)
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(b)(c)	$10,500,000	$10,442,303
		16,807,602
United Kingdom–1.85%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	1,825,000	1,747,520
B.A.T Capital Corp., 6.00%, 02/20/2034(d)	1,917,000	2,004,745
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)(d)	10,650,000	10,344,309
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)(d)	585,000	575,125
M&G PLC, 6.50%, 10/20/2048(b)(c)	925,000	943,111
NatWest Group PLC, 6.00%(c)(e)	1,650,000	1,643,961
Rolls-Royce PLC, 3.63%, 10/14/2025(b)	930,000	925,874
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)	1,344,000	1,295,728
Vodafone Group PLC,
3.25%, 06/04/2081(c)(d)	6,876,000	6,642,039
4.13%, 06/04/2081(c)	1,348,000	1,199,918
Weir Group, Inc., 5.35%, 05/06/2030(b)	1,318,000	1,324,628
		28,646,958
United States–17.67%
1261229 BC Ltd., 10.00%, 04/15/2032(b)(d)	420,000	411,530
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)(d)	834,000	850,310
AES Corp. (The), 7.60%, 01/15/2055(c)	4,929,000	4,882,484
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	853,000	857,383
Air Lease Corp., Series B, 4.65%(c)(d)(e)	912,000	885,529
Aircastle Ltd., 5.25%(b)(c)(d)(e)	1,542,000	1,502,083
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	897,000	911,260
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	278,000	273,117
3.75%, 01/30/2031(b)	2,356,000	2,118,757
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	2,366,667	2,352,869
5.75%, 04/20/2029(b)	911,000	884,593
American Express Co., 6.34%, 10/30/2026(c)	4,900,000	4,944,424
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	577,000	583,593
Principal Amount		Value
United States–(continued)
Ares Capital Corp., 5.88%, 03/01/2029	$4,461,000	$4,493,195
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	1,198,000	1,196,909
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	861,000	844,063
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	176,000	165,642
Becton, Dickinson and Co., 3.79%, 05/20/2050(d)	3,307,000	2,442,494
Berry Global, Inc., 5.65%, 01/15/2034	1,784,000	1,798,910
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	652,000	620,717
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	546,000	576,683
BP Capital Markets PLC, 4.88%(c)(e)	1,295,000	1,233,136
Brink’s Co. (The), 6.75%, 06/15/2032(b)(d)	615,000	630,179
Calpine Corp., 5.13%, 03/15/2028(b)	892,000	884,314
Camelot Finance S.A., 4.50%, 11/01/2026(b)	591,000	582,868
Carnival Corp.,
7.63%, 03/01/2026(b)	364,000	365,301
5.75%, 03/01/2027(b)	373,000	371,962
6.13%, 02/15/2033(b)(d)	598,000	593,317
Carriage Services, Inc., 4.25%, 05/15/2029(b)(d)	959,000	882,677
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(h)	537,000	604,828
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	729,000	719,640
5.38%, 06/01/2029(b)(d)	353,000	345,729
4.75%, 03/01/2030(b)	3,650,000	3,449,524
4.50%, 08/15/2030(b)(d)	3,650,000	3,392,709
4.75%, 02/01/2032(b)(d)	670,000	606,923
4.50%, 05/01/2032	736,000	654,402
4.25%, 01/15/2034(b)(d)	681,000	574,112
Celanese US Holdings LLC, 6.95%, 11/15/2033(d)	830,000	832,204
CenterPoint Energy, Inc., 6.70%, 05/15/2055(c)	573,000	566,886
Charles Schwab Corp. (The), 6.20%, 11/17/2029(c)	3,889,000	4,129,719
Cheniere Energy, Inc., 5.65%, 04/15/2034	1,800,000	1,793,743
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)(d)	35,000	35,641
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(d)	295,000	291,324
7.00%, 03/15/2032(b)(d)	459,000	431,798
6.25%, 10/01/2040	165,000	130,434
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	436,000	436,571
8.25%, 06/30/2032(b)	175,000	182,682
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	$1,155,000	$1,181,931
CMS Energy Corp., 6.50%, 06/01/2055(c)	3,787,000	3,701,569
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	285,000	278,174
8.00%, 12/15/2027(b)	1,627,000	1,628,825
5.25%, 05/15/2030(b)(d)	532,000	454,377
4.75%, 02/15/2031(b)(d)	354,000	292,645
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	607,000	579,448
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	588,000	610,527
Cox Communications, Inc., 2.95%, 10/01/2050(b)	2,720,000	1,538,924
CVS Health Corp.,
6.75%, 12/10/2054(c)	1,335,000	1,329,348
7.00%, 03/10/2055(c)	290,000	294,074
DaVita, Inc., 6.88%, 09/01/2032(b)	605,000	611,293
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	574,000	567,696
8.63%, 03/15/2029(b)	161,000	165,435
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,400,000	7,842,846
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	304,000	288,113
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(i)	665,000	629,521
Duke Energy Corp., 6.45%, 09/01/2054(c)(d)	623,000	625,867
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(h)	630,000	587,823
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	583,000	606,894
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	625,000	583,974
Energy Transfer L.P.,
8.00%, 05/15/2054(c)(d)	1,868,000	1,940,945
7.13%, 10/01/2054(c)	9,660,000	9,601,895
EnerSys,
4.38%, 12/15/2027(b)	605,000	587,293
6.63%, 01/15/2032(b)	286,000	292,357
Entegris, Inc., 4.75%, 04/15/2029(b)	622,000	606,137
Entergy Corp., 7.13%, 12/01/2054(c)	4,748,000	4,785,675
ESAB Corp., 6.25%, 04/15/2029(b)	628,000	637,973
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	515,000	523,671
EZCORP, Inc., 7.38%, 04/01/2032(b)	1,128,000	1,183,712
FirstCash, Inc., 6.88%, 03/01/2032(b)	936,000	958,812
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	7,000,000	6,994,880
Principal Amount		Value
United States–(continued)
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)(d)	$300,000	$293,704
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	6,290,000	6,191,229
General Motors Co., 6.80%, 10/01/2027(d)	7,000,000	7,276,121
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032(d)	441,000	429,731
8.00%, 05/15/2033	427,000	414,763
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	1,244,000	1,186,172
3.50%, 09/01/2028(b)	636,000	603,648
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(c)	661,000	628,427
Golub Capital Private Credit Fund, 5.80%, 09/12/2029(b)(d)	3,137,000	3,088,488
Gray Media, Inc., 10.50%, 07/15/2029(b)	103,000	105,837
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	236,000	248,042
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)(d)	632,000	601,417
6.38%, 01/15/2030(b)(d)	589,000	596,122
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	1,165,000	1,161,313
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(b)	2,390,000	2,383,885
Hertz Corp. (The), 12.63%, 07/15/2029(b)	60,000	58,417
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	1,170,000	1,170,183
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	571,000	585,097
HUB International Ltd., 7.25%, 06/15/2030(b)	853,000	885,340
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(d)	590,000	558,068
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	627,000	586,498
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	658,000	610,237
J.M. Smucker Co. (The), 5.90%, 11/15/2028(d)	3,424,000	3,595,750
Jabil, Inc., 3.00%, 01/15/2031(d)	3,700,000	3,311,550
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	601,000	572,727
7.13%, 04/30/2031(b)	215,000	221,911
6.13%, 11/01/2032(b)	1,527,000	1,502,216
6.75%, 05/01/2033(b)	267,000	268,458
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	592,000	621,119
8.25%, 05/15/2030(b)	252,000	253,917
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	$1,630,000	$1,633,448
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	585,000	562,427
Kohl’s Corp., 5.13%, 05/01/2031(d)	382,000	243,044
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,917,000	2,964,553
Lamar Media Corp., 4.88%, 01/15/2029	1,861,000	1,808,597
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	654,000	599,802
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	311,000	294,356
8.25%, 08/01/2031(b)	566,000	592,550
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	109,000	121,234
11.00%, 11/15/2029(b)	212,000	237,175
10.50%, 05/15/2030(b)	213,000	231,333
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	682,000	617,210
Lithia Motors, Inc., 4.38%, 01/15/2031(b)(d)	650,000	597,609
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	114,000	113,857
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	696,000	583,840
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	1,867,000	1,867,000
Mars, Inc., 4.80%, 03/01/2030(b)(d)	1,190,000	1,204,965
Mattel, Inc., 6.20%, 10/01/2040	1,775,000	1,707,846
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	576,000	598,114
Navient Corp.,
5.00%, 03/15/2027	460,000	455,788
9.38%, 07/25/2030	205,000	218,222
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	920,000	835,363
Newell Brands, Inc., 5.70%, 04/01/2026	596,000	588,750
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(c)(d)	4,181,000	4,234,044
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)(d)	253,000	230,941
Office Properties Income Trust, 9.00%, 03/31/2029(b)	698,000	670,662
OI European Group B.V., 4.75%, 02/15/2030(b)(d)	657,000	608,962
OneMain Finance Corp.,
6.63%, 05/15/2029	472,000	473,966
4.00%, 09/15/2030	457,000	405,743
6.75%, 03/15/2032	275,000	270,072
ONEOK, Inc.,
5.55%, 11/01/2026	2,892,000	2,928,395
6.63%, 09/01/2053	3,629,000	3,617,459
Principal Amount		Value
United States–(continued)
Paramount Global, 2.90%, 01/15/2027	$3,780,000	$3,673,556
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	310,000	289,699
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)(d)	7,000,000	7,283,745
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	95,000	88,044
PHINIA, Inc.,
6.75%, 04/15/2029(b)	256,000	259,053
6.63%, 10/15/2032(b)	324,000	318,296
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,220,000	2,093,459
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(c)	5,195,000	5,351,888
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	173,000	174,573
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	850,000	873,978
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(c)(d)	709,000	688,773
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(d)	683,000	617,940
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	627,000	595,558
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)	315,000	316,085
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	643,000	390,724
Seagate HDD Cayman,
4.13%, 01/15/2031	1,069,000	977,538
9.63%, 12/01/2032	1,512,800	1,708,863
Select Medical Corp., 6.25%, 12/01/2032(b)(d)	580,000	576,296
Sempra, 4.13%, 04/01/2052(c)(d)	10,650,000	9,785,389
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	650,000	569,130
6.63%, 07/15/2032(b)(d)	374,000	370,939
Service Properties Trust,
5.50%, 12/15/2027	937,000	893,479
4.38%, 02/15/2030(d)	783,000	584,550
8.63%, 11/15/2031(b)	278,000	295,222
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	580,000	573,548
Sixth Street Lending Partners,
6.50%, 03/11/2029	544,000	553,388
6.13%, 07/15/2030(b)(d)	1,552,000	1,558,559
Solventum Corp.,
5.45%, 02/25/2027	4,977,000	5,052,303
5.90%, 04/30/2054(d)	1,969,000	1,902,947
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	8,100,000	7,992,414
Series 21-A, 3.75%, 09/15/2051(c)(d)	5,274,000	5,114,283
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	$315,000	$313,752
6.50%, 06/01/2032(b)(d)	295,000	299,384
State Street Corp., Series I, 6.70%(c)(d)(e)	2,956,000	2,973,825
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	722,000	712,103
Sunoco L.P., 6.25%, 07/01/2033(b)(d)	625,000	624,677
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	614,000	612,369
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)(d)	633,000	613,898
Tenet Healthcare Corp.,
6.13%, 10/01/2028	505,000	504,158
4.25%, 06/01/2029	33,000	31,464
6.75%, 05/15/2031	1,157,000	1,186,867
TransDigm, Inc.,
6.75%, 08/15/2028(b)	3,450,000	3,523,637
6.38%, 03/01/2029(b)	982,000	1,001,603
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	478,619	474,568
Transocean, Inc., 8.75%, 02/15/2030(b)	387,200	378,788
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,097,243
United AirLines, Inc., 4.38%, 04/15/2026(b)	3,600,000	3,551,665
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	522,000	554,667
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	467,000	452,334
7.38%, 06/30/2030(b)	122,000	111,249
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	338,000	341,820
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	806,000	818,887
9.00%(b)(c)(d)(e)	916,000	788,177
Vertiv Group Corp., 4.13%, 11/15/2028(b)	638,000	616,914
Viatris, Inc., 3.85%, 06/22/2040	2,220,000	1,558,037
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(d)	331,000	289,063
Vistra Corp.,
Series C, 8.88%(b)(c)(e)	915,000	965,075
8.00%(b)(c)(e)	296,000	302,800
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	817,000	817,174
5.00%, 07/31/2027(b)	233,000	231,172
7.75%, 10/15/2031(b)	795,000	841,151
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	580,000	590,515
	Principal Amount		Value
United States–(continued)
WEX, Inc., 6.50%, 03/15/2033(b)(d)		$604,000	$587,918
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)		564,000	577,891
WMG Acquisition Corp., 3.75%, 12/01/2029(b)		620,000	573,836
Xerox Holdings Corp., 5.50%, 08/15/2028(b)		78,000	50,163
			273,452,599
Uzbekistan–0.18%
National Bank of Uzbekistan, 8.50%, 07/05/2029(b)		1,420,000	1,453,528
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028(b)		1,380,000	1,408,726
			2,862,254
Zambia–0.10%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(b)		1,649,000	1,630,416
Total U.S. Dollar Denominated Bonds & Notes (Cost $529,250,256)			511,420,389

Non-U.S. Dollar Denominated Bonds & Notes–23.77%(j)
Australia–0.71%
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,605,000	10,959,786
Austria–0.26%
Republic of Austria Government Bond, 0.70%, 04/20/2071(b)	EUR	8,980,000	4,035,669
Brazil–5.59%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	5,700,000	3,832,974
Series F, 10.00%, 01/01/2027	BRL	495,000,000	82,675,309
			86,508,283
Canada–0.75%
Province of Ontario, 5.85%, 03/08/2033	CAD	13,800,000	11,609,578
China–0.63%
China Government Bond, 3.32%, 04/15/2052	CNY	55,000,000	9,795,960
Colombia–2.76%
Colombian TES,
Series B, 6.00%, 04/28/2028	COP	35,050,000,000	7,454,933
Series B, 7.75%, 09/18/2030	COP	79,000,000,000	16,280,456
Series B, 7.00%, 06/30/2032	COP	70,000,000,000	12,894,152
Series B, 9.25%, 05/28/2042	COP	33,400,000,000	6,040,934
			42,670,475
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

	Principal Amount		Value
Czech Republic–0.28%
CPI Property Group S.A., 4.88%(b)(c)(e)	EUR	4,100,000	$4,410,711
Egypt–0.68%
Egypt Government Bond,
0.00%, 09/30/2025(i)	EGP	170,000,000	3,015,797
23.85%, 07/02/2027	EGP	375,000,000	7,502,611
			10,518,408
France–1.61%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(b)(c)	EUR	8,400,000	9,236,887
Electricite de France S.A.,
7.50%(b)(c)(e)	EUR	4,800,000	5,998,454
7.38%(b)(c)(e)	GBP	3,500,000	4,717,569
Eutelsat S.A., 9.75%, 04/13/2029(b)	EUR	525,000	604,400
French Republic Government Bond OAT, 0.50%, 05/25/2072(b)	EUR	12,620,000	4,383,033
			24,940,343
Germany–0.11%
Volkswagen International Finance N.V., 4.63%(b)(c)(e)	EUR	1,480,000	1,683,422
Greece–0.15%
Eurobank S.A., 5.88%, 11/28/2029(b)(c)	EUR	1,725,000	2,120,450
Hellenic Republic Government Bond, 0.00%, 10/15/2042(i)	EUR	76,770,000	226,119
			2,346,569
India–0.54%
India Government Bond, 7.09%, 08/05/2054	INR	675,000,000	8,351,236
Italy–0.51%
UniCredit S.p.A., 5.38%(b)(c)(e)	EUR	6,900,000	7,834,617
Ivory Coast–0.16%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	2,300,000	2,441,823
Japan–2.44%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	JPY	10,914,700,000	37,805,914
Mexico–1.40%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	199,300,000	9,617,569
Series M, 8.00%, 07/31/2053	MXN	290,000,000	12,117,124
			21,734,693
Netherlands–0.20%
ABN AMRO Bank N.V., 4.38%(b)(c)(e)	EUR	2,700,000	3,064,049
	Principal Amount		Value
Romania–0.16%
Romanian Government International Bond, 5.13%, 09/24/2031(b)	EUR	2,225,000	$2,415,828
South Africa–2.28%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	427,800,000	21,350,495
Series 2040, 9.00%, 01/31/2040	ZAR	315,000,000	13,875,390
			35,225,885
Spain–1.25%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(b)(c)(e)	EUR	4,200,000	4,815,068
Spain Government Bond, 1.45%, 10/31/2071(b)	EUR	11,250,000	6,085,563
Telefonica Europe B.V.,
2.88%(b)(c)(e)	EUR	3,700,000	4,117,419
7.13%(b)(c)(e)	EUR	3,500,000	4,386,256
			19,404,306
Supranational–0.07%
African Development Bank, 0.00%, 01/17/2050(i)	ZAR	222,000,000	955,528
International Finance Corp., 0.00%, 02/15/2029(b)(i)	TRY	10,300,000	88,215
			1,043,743
United Kingdom–1.23%
Lloyds Banking Group PLC,
4.95%(b)(c)(e)	EUR	3,450,000	3,916,815
8.50%(c)(e)	GBP	2,275,000	3,119,107
NGG Finance PLC, 5.63%, 06/18/2073(b)(c)	GBP	9,000,000	11,987,470
			19,023,392
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $380,520,419)			367,824,690

Asset-Backed Securities–11.39%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)		$2,470,108	2,473,084
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)		790,872	796,003
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)		1,284,003	1,293,298
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(k)		9,163	8,548
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(l)		8,348,365	97,728
BRAVO Residential Funding Trust,
Series 2023-NQM7, Class A1, 7.13%, 09/25/2063(b)		2,678,481	2,719,339
Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)		3,766,613	3,827,203
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.03%, 11/13/2050(l)	$4,118,009	$66,517
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(l)	11,645,846	236,761
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(m)	2,023,219	2,045,211
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(m)	323,873	309,322
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(k)	67,683	63,804
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)	880,703	886,554
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	223,885	219,864
Series 2005-J4, Class A7, 5.50%, 11/25/2035	403,009	333,120
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 5.57% (1 mo. Term SOFR + 0.26%), 11/15/2036(k)	17,055	15,102
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(m)	840,000	829,700
Series 2016-K54, Class C, 4.21%, 04/25/2048(b)(m)	4,190,000	4,142,944
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	724,500	736,407
GCAT Trust, Series 2024- INV3, Class A17, 6.50%, 09/25/2054(b)(m)	398,729	406,448
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.50%, 07/25/2035(m)	19,991	18,435
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(m)	24,091	24,198
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	1,655,000	1,523,881
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.64% (1 mo. Term SOFR + 0.31%), 08/25/2036(k)	2,813,220	936,867
Principal Amount		Value

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(l)	$3,923,644	$73,618
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(m)	5,071,160	4,372,895
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)	1,956,362	1,966,701
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)	2,642,077	2,663,888
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM1, Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(b)	2,056,044	2,074,583
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM2, Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(b)	3,427,576	3,470,144
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)	690,878	690,436
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)	1,328,612	1,329,252
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	558,229	558,693
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)	1,191,181	1,197,327
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)	593,393	594,681
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(m)	690,000	684,370
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)	2,538,393	2,555,087
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(m)	958,895	972,641
Rate Mortgage Trust, Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(m)	1,098,219	1,088,747
Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036	19,370	15,475
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.28%, 11/15/2050(l)	6,523,441	119,992
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

	Principal Amount		Value

Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(n)		$27,283	$1
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(i)(l)		257,407	0
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(b)(m)		890,561	894,407
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 6.51%, 10/25/2033(m)		21,568	20,532
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(l)		6,063,441	113,812
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		262,560	255,767
Alba PLC,
Series 2007-1, Class F, 7.85% (SONIA + 3.37%), 03/17/2039(b)(j)(k)	GBP	1,513,593	1,902,797
Series 2006-2, Class F, 7.85% (SONIA + 3.37%), 12/15/2038(b)(j)(k)	GBP	937,008	1,134,861
Auburn 15 PLC,
Series E, 6.47% (SONIA + 2.00%), 07/20/2045(b)(j)(k)	GBP	1,401,000	1,810,120
Series F, 6.97% (SONIA + 2.50%), 07/20/2045(b)(j)(k)	GBP	1,666,000	2,154,923
Eurosail PLC,
Series 2006-2X, Class E1C, 7.85% (SONIA + 3.37%), 12/15/2044(b)(j)(k)	GBP	5,550,000	6,571,855
Series 2006-4X, Class E1C, 7.60% (SONIA + 3.12%), 12/10/2044(b)(j)(k)	GBP	4,135,722	5,141,907
Series 2006-2X, Class D1A, 3.30% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(j)(k)	EUR	6,300,000	6,535,234
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.49% (SONIA + 1.01%), 03/13/2045(b)(j)(k)	GBP	1,750,000	1,995,346
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 3.35% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(j)(k)	EUR	8,400,000	8,279,138
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 6.23% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(j)(k)	EUR	4,570,000	5,086,770
	Principal Amount		Value

Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 8.48% (SONIA + 4.00%), 07/20/2055(b)(j)(k)	GBP	3,070,000	$4,072,060
Series 1A, Class FR, 9.48% (SONIA + 5.00%), 07/20/2055(b)(j)(k)	GBP	1,897,000	2,516,367
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.84% (SONIA + 0.36%), 01/01/2061(b)(j)(k)	GBP	2,155,102	2,694,851
Series 2006-1X, Class A2A, 4.79% (SONIA + 0.31%), 12/01/2060(b)(j)(k)	GBP	5,473,332	7,174,600
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80% (SONIA + 3.32%), 03/13/2046(b)(j)(k)	GBP	14,462,095	18,302,292
Newgate Funding PLC,
Series 2006-2, Class CB, 2.76% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(j)(k)	EUR	1,009,107	1,029,848
Series 2007-3X, Class CB, 3.98% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(j)(k)	EUR	683,201	729,949
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.98% (SONIA + 4.50%), 07/20/2053(b)(j)(k)	GBP	1,380,000	1,840,416
Series 2024-GR6A, Class F, 8.98% (SONIA + 4.50%), 07/20/2053(b)(j)(k)	GBP	2,126,000	2,835,308
Series 2024-GR6X, Class E, 7.98% (SONIA + 3.50%), 07/20/2053(b)(j)(k)	GBP	1,980,000	2,640,587
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 7.72% (SONIA + 3.25%), 04/20/2051(b)(j)(k)	GBP	1,555,000	2,073,983
Prosil Acquisition S.A., Series 2019-1, Class A, 4.19% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(j)(k)	EUR	2,937,361	2,678,115
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 5.15% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(j)(k)	EUR	7,047,113	7,924,265
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.40% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(j)(k)	EUR	218,562	228,171
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

	Principal Amount		Value

Hera Financing DAC,
Series 2024-1A, Class B, 7.43% (SONIA + 2.95%), 11/17/2034(b)(j)(k)	GBP	3,216,594	$4,284,940
Series 2024-1A, Class C, 8.23% (SONIA + 3.75%), 11/17/2034(b)(j)(k)	GBP	1,838,054	2,444,192
Series 2024-1A, Class A, 6.38% (SONIA + 1.90%), 11/17/2034(b)(j)(k)	GBP	2,297,567	3,064,826
Last Mile Logistics Pan Euro Finance DAC, Series E, 5.26% (3 mo. EURIBOR + 2.70%), 08/17/2033(b)(j)(k)	EUR	5,386,463	6,031,390
IM Pastor 4, FTA, Series B, 2.58% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(j)(k)	EUR	2,300,000	1,843,580
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(g)		$7,698,968	7,314,020
0.00%, 12/31/2043(g)(i)(j)	ARS	83,227,881	67,419
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(g)(i)(j)(m)	ARS	311,500,000	1,792,096
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 10.67% (3 mo. Term SOFR + 6.41%), 10/15/2030(b)(k)		$2,240,000	2,234,951
Total Asset-Backed Securities (Cost $178,582,591)			176,154,564
U.S. Treasury Securities–8.15%
U.S. Treasury Bills–4.06%
4.23 - 4.27%, 05/29/2025(o)		62,759,939	62,759,586
U.S. Treasury Inflation — Indexed Bonds–4.09%
1.50%, 02/15/2053(p)		29,015,719	29,930,424
2.13%, 02/15/2054(p)		32,439,655	33,426,226
			63,356,650
Total U.S. Treasury Securities (Cost $124,215,313)			126,116,236

U.S. Government Sponsored Agency Mortgage-Backed Securities–5.96%
Fannie Mae Grantor Trust,
IO, 0.63%, 11/25/2040(l)		1,443,007	1,704
0.37%, 12/25/2041(l)		8,943,032	274,809
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(n)		536,559	59,471
7.50%, 11/25/2029(n)		22,205	2,401
6.00%, 12/25/2032 - 08/25/2035(n)		711,518	89,455
5.50%, 11/25/2033 - 06/25/2035(n)		607,950	82,699
Principal Amount		Value

Fannie Mae REMICs,
IO, 3.13% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(k)(n)	$12,201	$201
3.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(k)(n)	75,210	7,297
3.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(k)(n)	1,475	153
3.48% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(k)(n)	17,738	1,643
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(k)(n)	34,622	3,542
3.63% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 - 04/25/2032(k)(n)	50,866	5,308
2.53% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(k)(n)	22,253	1,770
3.33% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(k)(n)	15,988	1,778
3.53% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(k)(n)	66,630	7,210
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(k)(n)	54,384	4,743
3.73% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(k)(n)	214,093	21,792
3.78% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(k)(n)	119,976	17,736
7.00%, 03/25/2033 - 04/25/2033(n)	297,667	41,078
3.08% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(k)(n)	96,553	11,237
1.58% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(k)(n)	91,221	6,303
2.28% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(k)(n)	84,971	3,680
2.13% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(k)(n)	180,863	11,834
2.23% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(k)(n)	336,750	29,606
2.76% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(k)(n)	344,087	18,465
2.07% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(k)(n)	607,010	50,991
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

4.00%, 04/25/2041(n)	$506,620	$42,745
2.08% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(k)(n)	91,309	7,731
1.68% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(k)(n)	290,447	34,735
7.00%, 07/25/2026	305	304
6.50%, 10/25/2028 - 04/25/2029	31,484	31,972
6.00%, 05/25/2031 - 01/25/2032	58,303	59,964
5.47% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(k)	58,304	58,831
4.96% (30 Day Average SOFR + 0.61%), 10/18/2032(k)	22,971	22,922
4.97% (30 Day Average SOFR + 0.61%), 12/25/2032(k)	39,882	39,771
4.87% (30 Day Average SOFR + 0.51%), 11/25/2033(k)	20,268	20,228
8.18% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(k)	99,613	119,083
7.82% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(k)	92,798	104,618
5.41% (30 Day Average SOFR + 1.05%), 06/25/2037(k)	53,002	53,451
4.00%, 03/25/2041	64,044	61,228
Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	12,773	13,055
5.00%, 09/01/2052 - 03/01/2053(q)	30,032,140	29,496,622
4.50%, 10/01/2052	14,444,835	13,940,668
Federal National Mortgage Association,
7.50%, 03/01/2033	7,025	7,256
7.00%, 12/01/2033	9,489	9,925
5.50%, 02/01/2035 - 03/01/2053	29,831,295	29,888,377
4.50%, 07/01/2052	16,103,927	15,493,906
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.77%, 02/25/2026(l)	3,766,180	10,126
Series K735, Class X1, IO, 1.10%, 05/25/2026(l)	6,463,049	47,257
Series K093, Class X1, IO, 1.08%, 05/25/2029(l)	43,492,594	1,386,805
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(n)	72,597	6,733
6.50%, 02/01/2028 - 06/01/2031(n)	20,262	2,142
7.50%, 12/15/2029(n)	26,360	2,839
6.00%, 12/15/2032(n)	49,113	5,686
Principal Amount		Value

Freddie Mac REMICs,
6.50%, 02/15/2028 - 06/15/2032	$37,662	$39,166
4.91% (30 Day Average SOFR + 0.56%), 02/15/2029(k)	3,037	3,030
5.11% (30 Day Average SOFR + 0.76%), 07/15/2029(k)	4,148	4,149
5.46% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(k)	122,524	123,160
3.50%, 05/15/2032	35,848	35,241
4.96% (30 Day Average SOFR + 0.61%), 01/15/2033(k)	3,624	3,623
8.40% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(k)	69,991	79,045
4.00%, 06/15/2038	41,245	39,485
IO, 7.00%, 03/15/2028 - 04/15/2028(n)	13,534	897
4.24% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(k)(n)	12	0
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(k)(n)	23,827	1,473
4.49% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(k)(n)	6,335	270
2.59% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(k)(n)	143,491	9,908
2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(k)(n)	255,536	16,334
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(k)(n)	14,524	918
2.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(k)(n)	395,590	31,402
1.69% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(k)(n)	189,427	9,759
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(k)(n)	80,936	9,028
1.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(k)(n)	40,353	3,714
1.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(k)(n)	155,879	15,437
1.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(k)(n)	65,417	5,931
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value

Government National Mortgage Association,
ARM, 4.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(k)	$250	$250
7.00%, 01/15/2028 - 01/20/2030	49,736	50,565
8.00%, 01/15/2028 - 09/15/2028	29,477	30,030
IO, 2.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(k)(n)	259,962	15,624
2.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(k)(n)	397,702	27,811
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $96,044,296)		92,282,136

Agency Credit Risk Transfer Notes–5.40%
United States–5.40%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 7.45% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(k)	1,795,000	1,845,052
Series 2022-R08, Class 1M2, 7.95% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(k)	3,150,000	3,274,593
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(k)	922,318	940,696
Series 2023-R03, Class 2M1, 6.85% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(k)	1,524,940	1,544,288
Series 2023-R04, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(k)	1,920,781	1,957,145
Series 2023-R06, Class 1M1, 6.05% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(k)	822,137	825,558
Series 2023-R06, Class 1M2, 7.05% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(k)	1,145,000	1,181,360
Series 2023-R06, Class 1B1, 8.25% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(k)	1,310,000	1,370,836
Series 2023-R08, Class 1M2, 6.85% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(k)	655,000	672,406
Series 2023-R08, Class 1M1, 5.85% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(k)	664,319	665,645
Principal Amount		Value
United States–(continued)
Series 2024-R02, Class 1M2, 6.15% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(k)	$6,900,000	$6,903,406
Series 2024-R03, Class 2M2, 6.30% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(k)	7,070,000	7,083,929
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 6.75% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(k)	3,500,000	3,575,186
Series 2022-DNA3, Class M1B, STACR®, 7.25% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(k)	7,000,000	7,191,775
Series 2022-DNA3, Class M1A, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(k)	2,590,055	2,621,914
Series 2022-HQA2, Class M1, STACR®, 8.35% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(k)	3,500,000	3,687,542
Series 2022-HQA3, Class M1, STACR®, 7.90% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(k)	3,500,000	3,655,375
Series 2022-HQA3, Class M2, STACR®, 9.70% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(k)	3,745,000	4,014,520
Series 2022-DNA6, Class M1, STACR®, 6.50% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(k)	509,531	513,130
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(k)	1,788,968	1,819,422
Series 2023-HQA1, Class M1, STACR®, 7.85% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(k)	5,639,000	5,923,319
Series 2023-HQA2, Class M1, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(k)	1,308,906	1,316,157
Series 2023-HQA2, Class M1, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(k)	2,100,000	2,186,416
Series 2023-HQA3, Class M2, STACR®, 7.70% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(k)	6,900,000	7,217,221
Series 2024-DNA1, Class M2, STACR®, 6.30% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(k)	3,450,000	3,471,741
Series 2024-HQA1, Class M2, STACR®, 6.35% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(k)	3,719,100	3,731,172
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Series 2024-DNA2, Class M2, STACR®, 6.05% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(k)	$862,500	$862,714
Series 2024-HQA2, Class M2, STACR®, 6.15% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(k)	3,450,000	3,448,033
Total Agency Credit Risk Transfer Notes (Cost $82,300,735)		83,500,551
Shares
Common Stocks & Other Equity Interests–1.92%
Argentina–1.91%
Banco BBVA Argentina S.A.	200,000	1,366,014
Banco Macro S.A., Class B	530,000	4,745,235
Grupo Financiero Galicia S.A., Class B	1,335,000	8,218,850
Pampa Energia S.A.(r)	900,000	2,609,240
YPF S.A., ADR(d)(r)	52,500	1,564,500
YPF S.A., Class D(r)	367,300	11,149,709
		29,653,548
United States–0.01%
Claire’s Holdings LLC, Class S(g)	614	92
McDermott International Ltd.(r)	750	12,557
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(g)(r)	76,715	2,302
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(g)(r)	85,239	2,557
Murray Energy Corp.	1,116	82,956
Sabine Oil & Gas Holdings, Inc.(g)(r)	2,510	176
Windstream Services LLC, Wts.	399	7,606
		108,246
Total Common Stocks & Other Equity Interests (Cost $24,221,237)		29,761,794
Principal Amount
Variable Rate Senior Loan Interests–0.46%(s)(t)
United States–0.46%
ACNR Holdings, Inc., Term Loan, 13.00% (3 Mo. USD LIBOR + 13.00%), 12/11/2029	$60,528	59,394
Claire’s Stores, Inc., Term Loan, 10.73% (1 mo. Term SOFR + 6.50%), 12/18/2026	185,855	143,062
Clarios Global L.P., Term Loan B, 7.07% (1 mo. Term SOFR + 2.75%), 01/15/2032	565,000	554,878
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.44%, 08/23/2028	618,223	601,376
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.57% (1 mo. Term SOFR + 3.25%), 01/31/2030	627,262	628,310
Principal Amount		Value
United States–(continued)
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, -%, 08/04/2031	$905,000	$895,765
Greystar Real Estate Partners LLC, Term Loan B, 7.03%, 08/21/2030(g)	352,655	351,332
MPH Acquisition Holdings LLC, Term Loan, 8.03% (3 mo. Term SOFR + 3.75%), 12/31/2030	290,000	286,955
Prairie Acquiror L.P., Term Loan B, 8.57% (1 mo. Term SOFR + 4.25%), 08/01/2029	643,516	635,955
Scientific Games Holdings L.P., Term Loan B, 7.28% (3 mo. Term SOFR + 3.00%), 04/04/2029	636,285	631,513
Specialty Building Products Holdings LLC, Term Loan B, 8.17% (1 mo. Term SOFR + 3.75%), 10/05/2028	289,255	271,361
TransDigm, Inc., Term Loan L, 6.80% (3 mo. Term SOFR + 2.50%), 01/19/2032	1,196,244	1,185,466
X Corp., Term Loan B, 10.95% (3 mo. Term SOFR + 6.50%), 10/27/2029	359,082	348,623
X Corp., Term Loan B, 9.50% (3 Mo. USD LIBOR + 9.50%), 10/27/2029	545,000	532,397
Total Variable Rate Senior Loan Interests (Cost $7,230,512)		7,126,387
Commercial Paper–0.06%
Argentina–0.06%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(g)	202,018	202,520
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(g)	238,039	239,280
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(g)	328,745	331,266
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(g)	145,876	147,223
Total Commercial Paper (Cost $914,678)		920,289
Shares
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $97,198)	195	25,594
Money Market Funds–5.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(u)(v)	27,381,002	27,381,002
Invesco Treasury Portfolio, Institutional Class, 4.23%(u)(v)	50,850,376	50,850,376
Total Money Market Funds (Cost $78,231,378)		78,231,378
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Shares		Value

Options Purchased–3.34%
(Cost $49,840,387)(w)		$51,706,831
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.56% (Cost $1,551,449,000)		1,525,070,839
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.41%
Invesco Private Government Fund, 4.32%(u)(v)(x)	23,228,856	23,228,856
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(u)(v)(x)	60,409,740	$60,421,822
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,654,265)		83,650,678
TOTAL INVESTMENTS IN SECURITIES—103.97% (Cost $1,635,103,265)		1,608,721,517
OTHER ASSETS LESS LIABILITIES–(3.97)%		(61,402,470)
NET ASSETS–100.00%		$1,547,319,047
Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $621,285,173, which represented 40.15% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at April 30, 2025.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Zero coupon bond issued at a discount.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(l)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30,
2025.

(m)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2025.

(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Principal amount of security and interest payments are adjusted for inflation. See Note 1K.
(q)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1R.
(r)	Non-income producing security.
(s)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(t)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(u)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Senior Loan ETF	$-	$34,532,115	$(32,890,326)	$-	$(1,641,789)	$-	$864,140
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	35,464,227	160,389,456	(168,472,681)	-	-	27,381,002	562,094
Invesco Treasury Portfolio, Institutional Class	65,862,081	297,866,132	(312,877,837)	-	-	50,850,376	1,034,789
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,462,093	118,718,459	(115,951,696)	-	-	23,228,856	514,694*
Invesco Private Prime Fund	53,595,680	273,184,378	(266,354,167)	819	(4,888)	60,421,822	1,396,914*
Total	$175,384,081	$884,690,540	$(896,546,707)	$819	$(1,646,677)	$161,882,056	$4,372,631

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(v)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(w)	The table below details options purchased.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus CNH	Call	Merrill Lynch International	09/29/2025	CNH	5.10	AUD	3,490,000	$134,413
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	6,205,000	52
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	4,136,667	56
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.65	AUD	62,260,000	351,867
AUD versus USD	Call	Merrill Lynch International	04/07/2026	USD	0.75	AUD	10,407,000	455,875
EUR versus CHF	Call	Goldman Sachs International	05/26/2025	CHF	0.95	EUR	52,270,000	84,972
EUR versus USD	Call	Deutsche Bank AG	07/10/2025	USD	1.20	EUR	6,930,000	844,762
EUR versus USD	Call	Deutsche Bank AG	07/21/2025	USD	1.22	EUR	11,615,000	691,535
EUR versus USD	Call	Deutsche Bank AG	07/31/2025	USD	1.19	EUR	5,230,000	355,998
EUR versus USD	Call	Goldman Sachs International	07/11/2025	USD	1.16	EUR	87,090,000	1,100,058
EUR versus USD	Call	Goldman Sachs International	07/21/2025	USD	1.18	EUR	6,970,000	761,590
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/11/2025	USD	1.16	EUR	69,230,000	767,018
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/21/2025	USD	1.18	EUR	43,555,000	325,208
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/10/2025	USD	1.20	EUR	11,610,000	2,645,367
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/27/2025	USD	1.22	EUR	6,970,000	582,667
NOK versus SEK	Call	Goldman Sachs International	06/04/2025	SEK	0.95	NOK	1,016,350,000	110,687
NOK versus SEK	Call	J.P. Morgan Chase Bank, N.A.	06/12/2025	SEK	0.95	NOK	346,485,000	39,733
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.35	USD	34,595,000	323,671
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	34.50	USD	34,580,000	240,123
Subtotal — Foreign Currency Call Options Purchased								9,815,652
Currency Risk
EUR versus MXN	Put	Merrill Lynch International	05/22/2025	MXN	21.00	EUR	3,460,000	31,361
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.15	GBP	3,455,000	16,387
USD versus BRL	Put	Goldman Sachs International	07/01/2025	BRL	5.65	USD	3,470,000	431,165
USD versus BRL	Put	Goldman Sachs International	07/21/2025	BRL	5.70	USD	2,785,000	336,116
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	34,530,000	121,062
USD versus BRL	Put	Goldman Sachs International	09/18/2025	BRL	5.25	USD	8,670,000	702,851
USD versus BRL	Put	Goldman Sachs International	02/09/2026	BRL	6.00	USD	27,675,000	1,204,278
USD versus BRL	Put	Goldman Sachs International	04/28/2026	BRL	5.95	USD	41,485,000	1,571,576
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2025	BRL	5.60	USD	2,765,000	375,584
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	34,472,500	42,436
USD versus BRL	Put	Merrill Lynch International	07/21/2025	BRL	5.50	USD	5,185,000	1,128,090
USD versus BRL	Put	Merrill Lynch International	02/05/2026	BRL	6.00	USD	33,660,000	1,460,406
USD versus JPY	Put	Goldman Sachs International	07/21/2025	JPY	137.00	USD	34,845,000	400,787
USD versus JPY	Put	Goldman Sachs International	09/08/2025	JPY	130.00	USD	13,860,000	1,556,672
USD versus JPY	Put	Merrill Lynch International	07/21/2025	JPY	136.00	USD	55,750,000	549,472
USD versus JPY	Put	Morgan Stanley and Co. International PLC	09/30/2025	JPY	133.00	USD	8,670,000	1,582,396
USD versus KRW	Put	Merrill Lynch International	06/02/2025	KRW	1,288.00	USD	4,155,000	18,706
USD versus MXN	Put	Goldman Sachs International	07/18/2025	MXN	19.65	USD	4,645,000	672,601
USD versus MXN	Put	Goldman Sachs International	07/25/2025	MXN	19.25	USD	4,180,000	502,499
USD versus MXN	Put	Goldman Sachs International	09/11/2025	MXN	19.75	USD	3,465,000	508,797
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/16/2025	MXN	19.90	USD	4,155,000	558,931
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	07/21/2025	MXN	19.50	USD	2,770,000	414,528
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	08/21/2025	MXN	19.25	USD	1,740,000	198,127
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	09/15/2025	MXN	18.50	USD	3,455,000	498,429
USD versus MXN	Put	Merrill Lynch International	09/18/2025	MXN	18.50	USD	13,865,000	1,841,376
USD versus MXN	Put	Merrill Lynch International	10/20/2025	MXN	19.25	USD	1,740,000	121,266
USD versus MXN	Put	UBS AG	06/17/2025	MXN	19.45	USD	1,730,000	298,527
USD versus MXN	Put	UBS AG	07/31/2025	MXN	19.30	USD	1,740,000	154,705
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus ZAR	Put	Goldman Sachs International	05/09/2025	ZAR	17.45	USD	3,465,000	$5,586
USD versus ZAR	Put	Goldman Sachs International	07/31/2025	ZAR	18.25	USD	4,360,000	360,228
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/05/2025	ZAR	18.10	USD	4,150,000	545,600
Subtotal — Foreign Currency Put Options Purchased								18,210,545
Total Foreign Currency Options Purchased								$28,026,197

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $35,491,588.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.00%	Receive	SONIA	At Maturity	01/26/2026	GBP	414,685,000	$3,684,497
Interest Rate Risk
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.87	Pay	SOFR	At Maturity	10/02/2025	USD	578,120,000	439,897
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.60	Pay	6 Month EURIBOR	Semi-Annually	02/22/2027	EUR	62,240,000	2,483,433
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	103,500,000	17,072,807
Subtotal — Interest Rate Put Swaptions Purchased										19,996,137
Total Interest Rate Swaptions Purchased										$23,680,634

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $35,491,588.

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
U.S. Treasury 10 Year Notes	Call	05/23/2025	3,949	USD	112.50	USD	444,262,500	$(2,714,938)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	100.00%	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)%	Quarterly	05/21/2025	4.159%	USD	70,000,000	$(164,661)
J.P. Morgan Chase Bank, N.A.	Put	475.00	Markit iTraxx Europe Crossover Index, Series 43, Version 1	(5.00)	Quarterly	09/17/2025	3.499	EUR	103,500,000	(1,170,140)
J.P. Morgan Chase Bank, N.A.	Put	400.00	Markit iTraxx Europe Crossover Index, Series 43, Version 1	(5.00)	Quarterly	06/18/2025	3.499	EUR	46,500,000	(325,851)
Total Credit Default Swaptions Written										$(1,660,652)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $35,491,588.
(b)
Implied credit spreads represent the current level, as of April 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.69	AUD	62,260,000	$(31,865)
EUR versus USD	Call	Goldman Sachs International	07/11/2025	USD	1.20	EUR	87,090,000	(335,937)
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/11/2025	USD	1.20	EUR	69,230,000	(267,045)
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/21/2025	USD	1.22	EUR	43,555,000	(121,182)
GBP versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.35	GBP	1,035,000	(1,052,243)
USD versus BRL	Call	Goldman Sachs International	02/09/2026	BRL	7.00	USD	27,675,000	(389,913)
USD versus BRL	Call	Goldman Sachs International	04/28/2026	BRL	6.80	USD	41,485,000	(1,100,265)
USD versus BRL	Call	Merrill Lynch International	02/05/2026	BRL	7.00	USD	33,660,000	(463,532)
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.65	USD	34,595,000	(131,911)
USD versus IDR	Call	Goldman Sachs International	08/14/2025	IDR	17,000.00	USD	51,862,500	(534,806)
USD versus JPY	Call	Goldman Sachs International	07/21/2025	JPY	145.00	USD	34,845,000	(399,916)
USD versus JPY	Call	Merrill Lynch International	07/21/2025	JPY	148.00	USD	27,875,000	(160,225)
USD versus JPY	Call	Morgan Stanley and Co. International PLC	10/02/2025	JPY	150.00	USD	1,735,000	(315,140)
USD versus MXN	Call	Goldman Sachs International	09/11/2025	MXN	22.00	USD	1,730,000	(187,278)
USD versus MXN	Call	Goldman Sachs International	03/27/2026	MXN	23.00	USD	2,765,000	(436,212)
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	36.00	USD	34,580,000	(72,030)
USD versus TRY	Call	Goldman Sachs International	02/18/2026	TRY	48.50	USD	20,770,000	(2,175,928)
USD versus TRY	Call	Goldman Sachs International	03/11/2026	TRY	48.20	USD	17,295,000	(2,067,807)
USD versus TRY	Call	Goldman Sachs International	03/20/2026	TRY	51.00	USD	17,330,000	(1,760,797)
USD versus ZAR	Call	Deutsche Bank AG	01/06/2026	ZAR	20.00	USD	17,295,000	(467,242)
USD versus ZAR	Call	Goldman Sachs International	09/17/2025	ZAR	20.00	USD	12,960,000	(185,458)
USD versus ZAR	Call	Goldman Sachs International	09/19/2025	ZAR	20.00	USD	12,965,000	(188,693)
USD versus ZAR	Call	Goldman Sachs International	01/07/2026	ZAR	20.00	USD	23,185,000	(628,939)
USD versus ZAR	Call	Goldman Sachs International	03/11/2026	ZAR	20.00	USD	17,325,000	(594,629)
Subtotal — Foreign Currency Call Options Written								(14,068,993)
Currency Risk
AUD versus USD	Put	Merrill Lynch International	06/11/2025	USD	0.61	AUD	62,260,000	(92,762)
EUR versus USD	Put	Goldman Sachs International	07/11/2025	USD	1.09	EUR	87,090,000	(306,240)
EUR versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/11/2025	USD	1.10	EUR	69,230,000	(268,927)
EUR versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/21/2025	USD	1.12	EUR	43,555,000	(469,433)
USD versus BRL	Put	Goldman Sachs International	02/09/2026	BRL	5.55	USD	27,675,000	(419,027)
USD versus BRL	Put	Goldman Sachs International	04/28/2026	BRL	5.50	USD	41,485,000	(582,823)
USD versus BRL	Put	Merrill Lynch International	02/05/2026	BRL	5.40	USD	33,660,000	(327,983)
USD versus CNH	Put	Goldman Sachs International	01/13/2026	CNH	6.90	USD	34,595,000	(214,835)
USD versus JPY	Put	Goldman Sachs International	07/21/2025	JPY	131.00	USD	34,845,000	(156,907)
USD versus JPY	Put	Merrill Lynch International	07/21/2025	JPY	132.00	USD	55,750,000	(275,238)
USD versus MXN	Put	Merrill Lynch International	06/06/2025	MXN	19.20	USD	870,000	(399,152)
USD versus THB	Put	Goldman Sachs International	08/14/2025	THB	32.55	USD	34,580,000	(427,685)
USD versus ZAR	Put	Deutsche Bank AG	01/06/2026	ZAR	17.50	USD	17,295,000	(245,001)
USD versus ZAR	Put	Goldman Sachs International	09/17/2025	ZAR	17.50	USD	12,960,000	(102,254)
USD versus ZAR	Put	Goldman Sachs International	09/19/2025	ZAR	17.50	USD	12,965,000	(103,526)
USD versus ZAR	Put	Goldman Sachs International	01/07/2026	ZAR	17.50	USD	23,185,000	(329,552)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	17,325,000	(296,968)
Subtotal — Foreign Currency Put Options Written								(5,018,313)
Total Foreign Currency Options Written								$(19,087,306)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $35,491,588.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Barclays Bank PLC	2.23%	6 Month EURIBOR	Receive	Semi-Annually	07/17/2025	EUR	68,990,000	$(364,007)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	284,625,000	(7,220,683)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	41,365,000	(1,612,835)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.17	6 Month EURIBOR	Receive	Semi-Annually	09/14/2026	EUR	69,320,000	(1,059,325)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.46	SOFR	Receive	Annually	04/22/2030	USD	46,460,000	(4,027,452)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.40	6 Month EURIBOR	Receive	Semi-Annually	04/07/2026	EUR	110,875,000	(6,722,883)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.56	CORRA	Receive	Semi-Annually	06/26/2025	CAD	92,475,000	(853,590)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.55	SOFR	Receive	Annually	09/14/2026	USD	69,320,000	(2,121,293)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.80	SOFR	Receive	Annually	10/22/2025	USD	46,460,000	(2,173,939)
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SONIA	Receive	At Maturity	01/26/2026	GBP	414,685,000	(2,008,897)
Subtotal—Interest Rate Call Swaptions Written										(28,164,904)
Interest Rate Risk
10 Year Interest Rate Swap	Put	Barclays Bank PLC	2.73	6 Month EURIBOR	Pay	Semi-Annually	07/17/2025	EUR	68,990,000	(252,735)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.60	6 Month EURIBOR	Pay	Semi-Annually	03/23/2026	EUR	189,570,000	(1,399,042)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.79	SOFR	Pay	Annually	10/02/2025	USD	244,195,000	(403,097)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.17	6 Month EURIBOR	Pay	Semi-Annually	09/14/2026	EUR	69,320,000	(354,707)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.30	6 Month EURIBOR	Pay	Semi-Annually	03/18/2027	EUR	249,560,000	(2,019,402)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.15	6 Month EURIBOR	Pay	Semi-Annually	02/22/2027	EUR	124,480,000	(2,525,901)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.54	SOFR	Pay	Annually	10/23/2025	USD	439,030,000	(1,384,442)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.50	6 Month EURIBOR	Pay	Semi-Annually	04/07/2026	EUR	130,075,000	(1,229,511)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.60	6 Month EURIBOR	Pay	Semi-Annually	10/07/2026	EUR	130,075,000	(1,689,276)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.30	SOFR	Pay	Annually	09/14/2026	USD	69,320,000	(1,474,210)
Subtotal—Interest Rate Put Swaptions Written										(12,732,323)
Total Interest Rate Swaptions Written										$(40,897,227)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $35,491,588.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,596	June-2025	$332,204,907	$925,960	$925,960
U.S. Treasury 5 Year Notes	1,485	June-2025	162,155,040	1,414,294	1,414,294
U.S. Treasury 10 Year Notes	6,532	June-2025	733,012,875	8,060,722	8,060,722
Subtotal—Long Futures Contracts				10,400,976	10,400,976
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-BTP	352	June-2025	$(47,967,247)	$(231,889)	$(231,889)
U.S. Treasury 10 Year Ultra Notes	18	June-2025	(2,065,219)	(36,039)	(36,039)
U.S. Treasury Long Bonds	28	June-2025	(3,265,500)	(15,594)	(15,594)
U.S. Treasury Ultra Bonds	87	June-2025	(10,529,719)	32,423	32,423
Subtotal—Short Futures Contracts				(251,099)	(251,099)
Total Futures Contracts				$10,149,877	$10,149,877

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/18/2025	Barclays Bank PLC	USD	13,082,085	EUR	12,057,803	$614,499
06/18/2025	Barclays Bank PLC	USD	7,867,672	NOK	84,742,000	278,063
06/18/2025	Barclays Bank PLC	USD	18,065,362	ZAR	339,393,600	117,709
06/18/2025	BNP Paribas S.A.	USD	95,808,663	JPY	13,942,765,469	2,223,238
06/18/2025	BNP Paribas S.A.	ZAR	217,258,000	USD	11,793,772	154,137
06/18/2025	Deutsche Bank AG	USD	15,310,000	GBP	11,854,192	490,904
06/18/2025	Deutsche Bank AG	ZAR	190,613,448	USD	10,255,000	42,852
08/04/2025	Deutsche Bank AG	EUR	9,060,000	USD	10,402,511	80,475
11/18/2025	Deutsche Bank AG	USD	53,205,768	EUR	48,510,000	2,408,132
05/13/2025	Goldman Sachs International	ZAR	209,397,720	USD	11,435,000	184,895
05/19/2025	Goldman Sachs International	USD	11,365,000	JPY	1,668,154,700	324,354
05/20/2025	Goldman Sachs International	USD	6,225,000	MXN	128,007,787	289,038
06/17/2025	Goldman Sachs International	USD	6,220,000	COP	26,652,700,000	48,650
07/15/2025	Goldman Sachs International	EUR	33,090,000	USD	37,937,685	285,909
07/23/2025	Goldman Sachs International	EUR	13,935,000	USD	16,108,860	244,777
03/19/2027	Goldman Sachs International	USD	173,750,000	INR	15,445,512,500	867,127
06/18/2025	HSBC Bank USA	USD	8,141,598	EUR	7,510,000	389,090
06/18/2025	HSBC Bank USA	USD	935,543	ZAR	17,640,000	9,523
05/05/2025	J.P. Morgan Chase Bank, N.A.	BRL	23,255,000	USD	4,108,077	10,388
05/05/2025	J.P. Morgan Chase Bank, N.A.	USD	4,035,190	BRL	23,255,000	62,499
05/12/2025	J.P. Morgan Chase Bank, N.A.	USD	21,090,000	CAD	30,070,122	734,042
06/18/2025	J.P. Morgan Chase Bank, N.A.	IDR	13,955,000	USD	845	3
06/18/2025	J.P. Morgan Chase Bank, N.A.	JPY	1,624,073,000	USD	11,435,338	16,444
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	34,206,375	AUD	54,139,388	490,494
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	4,523,891	COP	19,244,630,000	1,807
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	506,493	CZK	11,560,000	18,855
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	17,003,364	EUR	15,535,000	643,005
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	6,138,635	GBP	4,681,000	100,847
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	9,627,152	INR	844,975,155	327,291
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	185,155	PLN	715,000	3,779
07/23/2025	J.P. Morgan Chase Bank, N.A.	EUR	17,946,524	USD	20,764,128	333,189
07/30/2025	J.P. Morgan Chase Bank, N.A.	USD	14,613,816	GBP	11,755,000	1,057,277
10/29/2025	J.P. Morgan Chase Bank, N.A.	EUR	4,880,000	USD	5,614,440	26,050
06/05/2025	Merrill Lynch International	KRW	14,611,695,000	USD	10,385,000	108,490
06/18/2025	Merrill Lynch International	USD	6,493	CNY	47,000	32
06/18/2025	Merrill Lynch International	USD	2,224,361	EUR	1,960,000	2,023
06/18/2025	Merrill Lynch International	USD	26,307,623	KRW	38,074,760,031	492,141
06/18/2025	Merrill Lynch International	USD	13,702,624	ZAR	261,070,000	284,246
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/05/2025	Morgan Stanley and Co. International PLC	BRL	677,626,639	USD	119,702,635	$300,217
06/03/2025	Morgan Stanley and Co. International PLC	BRL	654,371,639	USD	114,723,548	267,717
06/18/2025	Morgan Stanley and Co. International PLC	COP	218,890,229,500	USD	52,346,672	870,962
06/18/2025	Morgan Stanley and Co. International PLC	EUR	13,544,281	USD	15,415,000	29,909
06/18/2025	Morgan Stanley and Co. International PLC	PEN	3,661,000	USD	998,010	838
06/18/2025	Morgan Stanley and Co. International PLC	USD	4,322	INR	372,852	70
06/18/2025	Morgan Stanley and Co. International PLC	USD	569,906	MXN	11,725,000	24,463
06/18/2025	Morgan Stanley and Co. International PLC	USD	305,000	NZD	534,593	13,000
06/18/2025	Morgan Stanley and Co. International PLC	USD	128,369	THB	4,312,797	1,150
06/18/2025	Morgan Stanley and Co. International PLC	ZAR	941,493,000	USD	51,332,977	892,327
06/18/2025	Royal Bank of Canada	USD	3,160,701	CHF	2,770,000	213,343
06/18/2025	Standard Chartered Bank PLC	USD	7,305,538	CNY	52,698,136	10,399
06/18/2025	Standard Chartered Bank PLC	USD	60,763	MXN	1,237,000	1,944
06/18/2025	UBS AG	USD	77,674,946	INR	6,797,420,000	2,403,779
06/18/2025	UBS AG	USD	1,992,741	NZD	3,470,000	71,372
Subtotal—Appreciation						18,867,764
Currency Risk
06/18/2025	Barclays Bank PLC	EUR	335,000	USD	366,293	(14,236)
06/18/2025	Barclays Bank PLC	JPY	2,217,474,373	USD	15,310,000	(281,113)
06/18/2025	Barclays Bank PLC	NOK	86,553,941	USD	8,265,000	(54,906)
06/18/2025	BNP Paribas S.A.	CHF	10,868,197	USD	12,494,924	(743,261)
06/18/2025	BNP Paribas S.A.	JPY	3,778,336,000	USD	25,963,093	(602,473)
06/18/2025	Citibank, N.A.	GBP	5,120,000	USD	6,603,704	(220,939)
06/18/2025	Deutsche Bank AG	EUR	27,438,646	USD	30,275,000	(892,844)
06/18/2025	Deutsche Bank AG	HUF	63,792,317	USD	172,507	(5,785)
06/18/2025	Deutsche Bank AG	JPY	2,150,951,624	USD	14,965,000	(158,390)
06/18/2025	Deutsche Bank AG	USD	2,573,024	EUR	2,250,000	(17,226)
07/11/2025	Deutsche Bank AG	EUR	35,755,000	USD	39,688,050	(985,855)
07/23/2025	Deutsche Bank AG	USD	102,173,490	EUR	88,270,834	(1,682,940)
11/18/2025	Deutsche Bank AG	EUR	22,475,000	USD	23,801,025	(1,965,258)
05/19/2025	Goldman Sachs International	JPY	2,472,342,000	USD	16,050,000	(1,274,580)
06/17/2025	Goldman Sachs International	COP	26,808,200,000	USD	6,220,000	(85,223)
07/24/2025	Goldman Sachs International	JPY	1,738,789,000	USD	11,335,000	(938,861)
07/24/2025	Goldman Sachs International	USD	27,875,000	JPY	3,881,593,750	(475,389)
03/19/2027	Goldman Sachs International	INR	15,445,512,500	USD	173,750,000	(867,127)
06/18/2025	HSBC Bank USA	JPY	1,201,209,600	USD	8,098,025	(347,706)
06/18/2025	HSBC Bank USA	TRY	29,641,000	USD	719,095	(12,799)
05/05/2025	J.P. Morgan Chase Bank, N.A.	BRL	654,371,640	USD	113,546,064	(1,758,667)
05/05/2025	J.P. Morgan Chase Bank, N.A.	USD	115,597,024	BRL	654,371,639	(292,295)
06/18/2025	J.P. Morgan Chase Bank, N.A.	AUD	8,720,000	USD	5,509,475	(79,002)
06/18/2025	J.P. Morgan Chase Bank, N.A.	CZK	11,455,819	USD	501,929	(18,685)
06/18/2025	J.P. Morgan Chase Bank, N.A.	EUR	122,531,634	USD	133,531,680	(5,653,283)
06/18/2025	J.P. Morgan Chase Bank, N.A.	GBP	102,387,900	USD	131,971,226	(4,505,506)
06/18/2025	J.P. Morgan Chase Bank, N.A.	IDR	231,876,450,000	USD	13,981,094	(4,994)
06/18/2025	J.P. Morgan Chase Bank, N.A.	INR	8,427,140,000	USD	96,013,900	(3,264,154)
06/18/2025	J.P. Morgan Chase Bank, N.A.	JPY	1,220,990,000	USD	8,201,580	(383,229)
06/18/2025	J.P. Morgan Chase Bank, N.A.	MXN	922,484,150	USD	44,721,517	(2,041,495)
06/18/2025	J.P. Morgan Chase Bank, N.A.	PLN	159,271	USD	41,245	(842)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	46,995,249	EUR	40,820,000	(627,386)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	13,857,662	IDR	228,817,708,100	(56,067)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/15/2025	J.P. Morgan Chase Bank, N.A.	USD	13,564,302	EUR	11,845,000	$(86,354)
10/02/2025	J.P. Morgan Chase Bank, N.A.	USD	53,061,749	EUR	46,330,000	(91,939)
10/14/2025	J.P. Morgan Chase Bank, N.A.	EUR	28,325,000	USD	31,610,700	(796,936)
06/13/2025	Merrill Lynch International	AUD	41,505,000	USD	26,454,872	(143,268)
06/13/2025	Merrill Lynch International	USD	64,273,822	EUR	56,435,000	(189,106)
06/18/2025	Merrill Lynch International	USD	5,168,423	GBP	3,860,000	(23,282)
07/23/2025	Merrill Lynch International	USD	5,574,468	JPY	777,660,583	(85,668)
02/09/2026	Merrill Lynch International	BRL	14,143,500	USD	2,245,000	(83,008)
04/09/2026	Merrill Lynch International	AUD	6,245,000	USD	3,788,841	(226,063)
05/05/2025	Morgan Stanley and Co. International PLC	USD	119,635,714	BRL	677,626,639	(233,295)
06/03/2025	Morgan Stanley and Co. International PLC	USD	4,077,035	BRL	23,255,000	(9,514)
06/18/2025	Morgan Stanley and Co. International PLC	CAD	46,685,664	USD	32,510,546	(1,435,781)
06/18/2025	Morgan Stanley and Co. International PLC	EUR	208,000	USD	227,869	(8,400)
06/18/2025	Morgan Stanley and Co. International PLC	USD	177,218	CLP	166,241,118	(1,707)
06/18/2025	Morgan Stanley and Co. International PLC	USD	13,013,824	ZAR	238,685,244	(226,221)
10/06/2025	Morgan Stanley and Co. International PLC	JPY	1,632,588,000	USD	11,100,000	(509,411)
06/18/2025	Royal Bank of Canada	USD	4,628,263	GBP	3,465,000	(9,632)
06/18/2025	Standard Chartered Bank PLC	CNY	53,109,452	USD	7,362,376	(10,663)
06/18/2025	UBS AG	EUR	20,645,425	USD	22,965,000	(486,353)
06/18/2025	UBS AG	NZD	4,281,000	USD	2,458,480	(88,053)
Subtotal—Depreciation						(35,057,170)
Total Forward Foreign Currency Contracts						$(16,189,406)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Mexico Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2029	1.290%	USD	3,795,000	$31,090	$43,718	$12,628
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.459	EUR	5,170,000	58,664	112,428	53,764
Subtotal - Appreciation								89,754	156,146	66,392
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.798	USD	8,280,000	(2,604)	(28,293)	(25,689)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.428	EUR	5,170,000	(41,226)	(120,481)	(79,255)
Markit iTraxx Europe Crossover Index, Series 43, Version 1	Buy	(5.00)	Quarterly	06/20/2030	3.499	EUR	41,400,000	(1,787,280)	(3,024,816)	(1,237,536)
Subtotal - Depreciation								(1,831,110)	(3,173,590)	(1,342,480)
Total Centrally Cleared Credit Default Swap Agreements								$(1,741,356)	$(3,017,444)	$(1,276,088)

(a)	Centrally cleared swap agreements collateralized by $4,816,537 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of April 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	COOVIBR	Quarterly	(8.54)%	Quarterly	05/27/2032	COP	9,450,000,000	$—	$3,624	$3,624
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	35,000,000,000	—	143,718	143,718
Pay	SONIA	Annually	3.68	Annually	07/04/2027	GBP	41,625,000	—	158,585	158,585
Pay	28 Day MXN TIIE	28 days	9.42	28 days	12/24/2025	MXN	602,000,000	—	218,611	218,611
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	28,500,000,000	—	227,230	227,230
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,860,000	—	248,908	248,908
Pay	SOFR	Annually	3.81	Annually	04/29/2035	USD	22,765,000	—	305,684	305,684
Pay	6 Month EURIBOR	Semi-Annually	2.18	Annually	05/08/2030	EUR	99,550,000	—	342,676	342,676
Pay	SOFR	Annually	3.82	Annually	04/30/2035	USD	26,945,000	—	373,243	373,243
Pay	28 Day MXN TIIE	28 days	8.90	28 days	12/24/2025	MXN	2,005,500,000	—	387,858	387,858
Pay	KWCDC	Quarterly	2.75	Quarterly	02/19/2035	KRW	16,805,130,000	—	393,363	393,363
Pay	6 Month WIBOR	Semi-Annually	4.42	Annually	03/19/2030	PLN	98,700,000	—	490,727	490,727
Receive	6 Month EURIBOR	Semi-Annually	(1.80)	Annually	10/31/2054	EUR	13,580,000	—	595,688	595,688
Receive	TONAR	At Maturity	(0.64)	At Maturity	04/16/2027	JPY	138,826,730,000	—	714,582	714,582
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	33,396,000	—	787,306	787,306
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	85,348,879	—	925,498	925,498
Receive	6 Month EURIBOR	Semi-Annually	(1.68)	Annually	11/23/2054	EUR	17,030,000	—	947,611	947,611
Pay	BZDIOVRA	At Maturity	15.18	At Maturity	01/04/2027	BRL	223,860,391	—	960,328	960,328
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	12,190,000	88,763	1,249,530	1,160,767
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	85,720,511	—	1,199,038	1,199,038
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	173,365,364	—	1,399,488	1,399,488
Pay	28 Day MXN TIEF	28 days	9.42	28 days	03/13/2030	MXN	602,000,000	629	1,906,254	1,905,625
Pay	6 Month EURIBOR	Semi-Annually	2.57	Annually	06/10/2030	EUR	87,774,865	—	2,133,607	2,133,607
Pay	28 Day MXN TIEF	28 days	8.90	28 days	03/13/2030	MXN	2,005,500,000	2,830	4,510,040	4,507,210
Subtotal — Appreciation								92,222	20,623,197	20,530,975
Interest Rate Risk
Receive	SOFR	Annually	(3.79)	Annually	12/31/2031	USD	281,280,000	—	(5,545,919)	(5,545,919)
Receive	SOFR	Annually	(3.72)	Annually	12/31/2031	USD	284,350,000	—	(4,361,230)	(4,361,230)
Pay	6 Month EURIBOR	Semi-Annually	2.12	Annually	12/06/2034	EUR	58,500,000	—	(1,665,162)	(1,665,162)
Receive	SORRA	Semi-Annually	(2.71)	Semi-Annually	02/25/2035	SGD	31,950,032	—	(1,211,502)	(1,211,502)
Receive	28 Day MXN TIEF	28 days	(8.30)	28 days	02/28/2030	MXN	876,565,000	—	(1,134,467)	(1,134,467)
Receive	28 Day MXN TIEF	28 days	(8.94)	28 days	03/07/2035	MXN	325,350,000	—	(893,090)	(893,090)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	42,590,000,000	—	(441,689)	(441,689)
Receive	KWCDC	Quarterly	(2.64)	Quarterly	02/19/2045	KRW	9,336,180,000	—	(385,740)	(385,740)
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,860,000	—	(260,715)	(260,715)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	COOVIBR	Quarterly	(9.06)%	Quarterly	05/16/2032	COP	25,900,000,000	$—	$(162,154)	$(162,154)
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	27,000,000,000	—	(108,382)	(108,382)
Subtotal — Depreciation								—	(16,170,050)	(16,170,050)
Total Centrally Cleared Interest Rate Swap Agreements								$92,222	$4,453,147	$4,360,925

(a)	Centrally cleared swap agreements collateralized by $4,816,537 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00%	Quarterly	12/20/2029	0.791%	EUR	45,509,466	$8,651,510	$9,040,082	$388,572
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.191	USD	14,751,346	(992,484)	(1,127,649)	(135,165)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.351	USD	20,878,039	(2,028,234)	(2,411,061)	(382,827)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	2.892	EUR	24,150,000	2,731,103	2,496,526	(234,577)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	6.567	EUR	6,900,000	(354,009)	(499,480)	(145,471)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	2.892	EUR	13,800,000	1,605,899	1,426,586	(179,313)
Subtotal—Depreciation									962,275	(115,078)	(1,077,353)
Total Over-The-Counter Credit Default Swap Agreements									$9,613,785	$8,925,004	$(688,781)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $35,491,588.
(b)
Implied credit spreads represent the current level, as of April 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,473,217,622)*	$1,446,839,461
Investments in affiliated money market funds, at value (Cost $161,885,643)	161,882,056
Other investments:
Variation margin receivable — futures contracts	894,724
Variation margin receivable—centrally cleared swap agreements	4,043,128
Swaps receivable — OTC	585,045
Unrealized appreciation on swap agreements — OTC	388,572
Premiums paid on swap agreements — OTC	9,613,785
Unrealized appreciation on forward foreign currency contracts outstanding	18,867,764
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	4,816,537
Cash collateral — OTC Derivatives	35,491,588
Cash collateral — TBA commitments	4,313,610
Cash	1,781,775
Foreign currencies, at value (Cost $11,644,945)	11,358,187
Receivable for:
Investments sold	58,087,515
TBA sales commitment	375,606,401
Fund shares sold	284,021
Dividends	202,971
Interest	19,421,128
Principal paydowns	451,582
Investment for trustee deferred compensation and retirement plans	352,406
Other assets	94,608
Total assets	2,155,376,864
Liabilities:
Other investments:
Options written, at value (premiums received $69,033,108)	64,360,123
Unrealized depreciation on forward foreign currency contracts outstanding	35,057,170
Swaps payable — OTC	207,838
Unrealized depreciation on swap agreements—OTC	1,077,353
Payable for:
Investments purchased	38,396,688
TBA sales commitment	381,927,374
Dividends	1,110,592
Fund shares reacquired	817,133
Accrued foreign taxes	161,955
Collateral upon return of securities loaned	83,654,265
Accrued fees to affiliates	700,615
Accrued trustees’ and officers’ fees and benefits	628
Accrued other operating expenses	233,677
Trustee deferred compensation and retirement plans	352,406
Total liabilities	608,057,817
Net assets applicable to shares outstanding	$1,547,319,047
Net assets consist of:
Shares of beneficial interest	$2,535,303,997
Distributable earnings (loss)	(987,984,950)
$1,547,319,047
Net Assets:
Class A	$1,303,897,892
Class C	$34,092,104
Class R	$52,205,112
Class Y	$139,173,334
Class R5	$8,590
Class R6	$17,942,015
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	412,018,391
Class C	10,801,357
Class R	16,486,343
Class Y	44,037,104
Class R5	2,710
Class R6	5,691,563
Class A:
Net asset value per share	$3.16
Maximum offering price per share (Net asset value of $3.16 ÷ 95.75%)	$3.30
Class C:
Net asset value and offering price per share	$3.16
Class R:
Net asset value and offering price per share	$3.17
Class Y:
Net asset value and offering price per share	$3.16
Class R5:
Net asset value and offering price per share	$3.17
Class R6:
Net asset value and offering price per share	$3.15

*	At April 30, 2025, securities with an aggregate value of $80,506,432 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $689,436)	$44,698,650
Dividends (net of foreign withholding taxes of $548)	7,285
Dividends from affiliates (includes net securities lending income of $72,504)	2,533,527
Total investment income	47,239,462
Expenses:
Advisory fees	4,608,236
Administrative services fees	109,113
Custodian fees	187,550
Distribution fees:
Class A	1,529,143
Class C	172,493
Class R	126,905
Transfer agent fees — A, C, R and Y	1,141,727
Transfer agent fees — R5	1
Transfer agent fees — R6	1,782
Trustees’ and officers’ fees and benefits	15,381
Registration and filing fees	53,140
Reports to shareholders	75,181
Professional services fees	69,499
Other	(19,753)
Total expenses	8,070,398
Less: Fees waived and/or expense offset arrangement(s)	(180,213)
Net expenses	7,890,185
Net investment income	39,349,277
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $48,426)	8,832,910
Affiliated investment securities	(1,646,677)
Foreign currencies	(334,858)
Forward foreign currency contracts	(3,954,112)
Futures contracts	1,451,942
Option contracts written	14,360,815
Swap agreements	(494,535)
18,215,485
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $42,888)	13,546,637
Affiliated investment securities	819
Foreign currencies	(1,040,355)
Forward foreign currency contracts	(18,540,241)
Futures contracts	12,659,341
Option contracts written	15,235,513
Swap agreements	8,626,301
30,488,015
Net realized and unrealized gain	48,703,500
Net increase in net assets resulting from operations	$88,052,777
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$39,349,277	$83,523,653
Net realized gain (loss)	18,215,485	(17,307,829)
Change in net unrealized appreciation	30,488,015	86,839,688
Net increase in net assets resulting from operations	88,052,777	153,055,512
Distributions to shareholders from distributable earnings:
Class A	(35,316,745)	(49,806,075)
Class C	(813,146)	(1,239,985)
Class R	(1,327,645)	(1,806,942)
Class Y	(3,727,951)	(4,451,707)
Class R5	(245)	(325)
Class R6	(461,018)	(434,707)
Total distributions from distributable earnings	(41,646,750)	(57,739,741)
Return of capital:
Class A	—	(25,326,845)
Class C	—	(630,543)
Class R	—	(918,846)
Class Y	—	(2,263,735)
Class R5	—	(165)
Class R6	—	(221,053)
Total return of capital	—	(29,361,187)
Total distributions	(41,646,750)	(87,100,928)
Share transactions–net:
Class A	(46,494,322)	(99,773,681)
Class C	(2,714,720)	(7,133,374)
Class R	(251,031)	(3,522,005)
Class Y	7,392,605	16,539,849
Class R6	5,376,214	951,627
Net increase (decrease) in net assets resulting from share transactions	(36,691,254)	(92,937,584)
Net increase (decrease) in net assets	9,714,773	(26,983,000)
Net assets:
Beginning of period	1,537,604,274	1,564,587,274
End of period	$1,547,319,047	$1,537,604,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$3.07	$0.08	$0.09	$0.17	$(0.08)	$—	$(0.08)	$3.16	5.75%(d)	$1,303,898	1.03%(d)(e)	1.06%(d)(e)	5.18%(d)(e)	287%
Year ended 10/31/24	2.95	0.16	0.13	0.29	(0.11)	(0.06)	(0.17)	3.07	9.92 (d)	1,311,004	1.05 (d)	1.06 (d)	5.26 (d)	278
Year ended 10/31/23	2.89	0.15	0.06	0.21	(0.12)	(0.03)	(0.15)	2.95	7.14 (d)	1,353,279	1.04 (d)	1.05 (d)	4.89 (d)	75
Year ended 10/31/22	3.56	0.09	(0.66)	(0.57)	—	(0.10)	(0.10)	2.89	(16.12)(d)	1,433,892	1.08 (d)(f)	1.10 (d)(f)	2.89 (d)(f)	88
Year ended 10/31/21	3.58	0.10	(0.03)	0.07	(0.04)	(0.05)	(0.09)	3.56	2.04 (d)	2,004,153	0.99 (d)	1.01 (d)	2.79 (d)	241
Year ended 10/31/20	3.75	0.10	(0.16)	(0.06)	(0.05)	(0.06)	(0.11)	3.58	(1.47)(d)	2,236,548	0.98 (d)	0.99 (d)	2.70 (d)	273
Class C
Six months ended 04/30/25	3.06	0.07	0.10	0.17	(0.07)	—	(0.07)	3.16	5.70	34,092	1.79 (e)	1.82 (e)	4.42 (e)	287
Year ended 10/31/24	2.94	0.14	0.13	0.27	(0.10)	(0.05)	(0.15)	3.06	9.10	35,734	1.81	1.82	4.50	278
Year ended 10/31/23	2.88	0.13	0.05	0.18	(0.10)	(0.02)	(0.12)	2.94	6.34	41,073	1.80	1.81	4.13	75
Year ended 10/31/22	3.55	0.07	(0.66)	(0.59)	—	(0.08)	(0.08)	2.88	(16.83)	48,257	1.84 (f)	1.86 (f)	2.13 (f)	88
Year ended 10/31/21	3.57	0.07	(0.02)	0.05	(0.05)	(0.02)	(0.07)	3.55	1.27	78,455	1.75	1.77	2.03	241
Year ended 10/31/20	3.74	0.07	(0.16)	(0.09)	(0.03)	(0.05)	(0.08)	3.57	(2.23)	154,642	1.74	1.75	1.94	273
Class R
Six months ended 04/30/25	3.07	0.08	0.10	0.18	(0.08)	—	(0.08)	3.17	5.95	52,205	1.29 (e)	1.32 (e)	4.92 (e)	287
Year ended 10/31/24	2.95	0.16	0.12	0.28	(0.11)	(0.05)	(0.16)	3.07	9.62	50,908	1.31	1.32	5.00	278
Year ended 10/31/23	2.89	0.14	0.06	0.20	(0.11)	(0.03)	(0.14)	2.95	6.86	52,259	1.30	1.31	4.63	75
Year ended 10/31/22	3.56	0.09	(0.66)	(0.57)	—	(0.10)	(0.10)	2.89	(16.34)	51,836	1.34 (f)	1.36 (f)	2.63 (f)	88
Year ended 10/31/21	3.59	0.09	(0.03)	0.06	(0.05)	(0.04)	(0.09)	3.56	1.49	70,527	1.25	1.27	2.53	241
Year ended 10/31/20	3.75	0.09	(0.15)	(0.06)	(0.04)	(0.06)	(0.10)	3.59	(1.45)	79,116	1.24	1.25	2.44	273
Class Y
Six months ended 04/30/25	3.07	0.08	0.10	0.18	(0.09)	—	(0.09)	3.16	5.87	139,173	0.79 (e)	0.82 (e)	5.42 (e)	287
Year ended 10/31/24	2.94	0.17	0.14	0.31	(0.12)	(0.06)	(0.18)	3.07	10.55	127,842	0.81	0.82	5.50	278
Year ended 10/31/23	2.88	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.94	7.40	107,237	0.80	0.81	5.13	75
Year ended 10/31/22	3.55	0.10	(0.66)	(0.56)	—	(0.11)	(0.11)	2.88	(15.97)	103,794	0.84 (f)	0.86 (f)	3.13 (f)	88
Year ended 10/31/21	3.58	0.11	(0.04)	0.07	(0.04)	(0.06)	(0.10)	3.55	2.00	157,186	0.75	0.77	3.03	241
Year ended 10/31/20	3.75	0.11	(0.16)	(0.05)	(0.05)	(0.07)	(0.12)	3.58	(1.24)	201,675	0.74	0.75	2.94	273
Class R5
Six months ended 04/30/25	3.07	0.09	0.10	0.19	(0.09)	—	(0.09)	3.17	6.28	9	0.67 (e)	0.69 (e)	5.54 (e)	287
Year ended 10/31/24	2.95	0.17	0.13	0.30	(0.12)	(0.06)	(0.18)	3.07	10.29	8	0.70	0.70	5.61	278
Year ended 10/31/23	2.89	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.95	7.51	8	0.69	0.69	5.24	75
Year ended 10/31/22	3.56	0.11	(0.66)	(0.55)	—	(0.12)	(0.12)	2.89	(15.81)	8	0.73 (f)	0.75 (f)	3.24 (f)	88
Year ended 10/31/21	3.59	0.12	(0.04)	0.08	(0.04)	(0.07)	(0.11)	3.56	2.14	10	0.61	0.62	3.17	241
Year ended 10/31/20	3.75	0.11	(0.14)	(0.03)	(0.06)	(0.07)	(0.13)	3.59	(0.81)	10	0.64	0.64	3.04	273
Class R6
Six months ended 04/30/25	3.06	0.08	0.10	0.18	(0.09)	—	(0.09)	3.15	5.95	17,942	0.67 (e)	0.69 (e)	5.54 (e)	287
Year ended 10/31/24	2.93	0.17	0.14	0.31	(0.12)	(0.06)	(0.18)	3.06	10.68	12,107	0.70	0.70	5.61	278
Year ended 10/31/23	2.87	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.93	7.53	10,731	0.69	0.69	5.24	75
Year ended 10/31/22	3.54	0.11	(0.66)	(0.55)	—	(0.12)	(0.12)	2.87	(15.93)	10,447	0.73 (f)	0.75 (f)	3.24 (f)	88
Year ended 10/31/21	3.57	0.12	(0.04)	0.08	(0.05)	(0.06)	(0.11)	3.54	2.13	18,954	0.61	0.63	3.17	241
Year ended 10/31/20	3.73	0.11	(0.15)	(0.04)	(0.05)	(0.07)	(0.12)	3.57	(0.86)	20,939	0.63	0.63	3.05	273

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April, 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Annualized.
(f)	Includes Interest, facilities and maintenance fees of 0.08% for the year ended October 31, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Global Strategic Income Fund

Notes to Consolidated Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Global Strategic Income Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced

Invesco Global Strategic Income Fund

disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
L.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or

Invesco Global Strategic Income Fund

intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
P.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
R.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial

Invesco Global Strategic Income Fund

margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
S.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
T.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
U.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
V.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

Invesco Global Strategic Income Fund

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Next $5 billion	0.480%
Over $10 billion	0.460%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.61%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense

Invesco Global Strategic Income Fund

offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $118,057.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $24,347 in front-end sales commissions from the sale of Class A shares and $2,789 and $360 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$510,977,289	$443,100	$511,420,389
Non-U.S. Dollar Denominated Bonds & Notes	—	367,824,690	—	367,824,690
Asset-Backed Securities	—	166,981,029	9,173,535	176,154,564
U.S. Treasury Securities	—	126,116,236	—	126,116,236
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	92,282,136	—	92,282,136
Agency Credit Risk Transfer Notes	—	83,500,551	—	83,500,551
Common Stocks & Other Equity Interests	29,666,105	90,562	5,127	29,761,794
Variable Rate Senior Loan Interests	—	6,775,055	351,332	7,126,387
Commercial Paper	—	—	920,289	920,289
Preferred Stocks	—	25,594	—	25,594
Money Market Funds	78,231,378	83,650,678	—	161,882,056
Options Purchased	—	51,706,831	—	51,706,831
Total Investments in Securities	107,897,483	1,489,930,651	10,893,383	1,608,721,517

Invesco Global Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$10,433,399	$—	$—	$10,433,399
Forward Foreign Currency Contracts	—	18,867,764	—	18,867,764
Swap Agreements	—	20,985,939	—	20,985,939
	10,433,399	39,853,703	—	50,287,102
Other Investments - Liabilities*
Futures Contracts	(283,522)	—	—	(283,522)
Forward Foreign Currency Contracts	—	(35,057,170)	—	(35,057,170)
Options Written	(2,714,938)	(61,645,185)	—	(64,360,123)
Swap Agreements	—	(18,589,883)	—	(18,589,883)
	(2,998,460)	(115,292,238)	—	(118,290,698)
Total Other Investments	7,434,939	(75,438,535)	—	(68,003,596)
Total Investments	$115,332,422	$1,414,492,116	$10,893,383	$1,540,717,921

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$10,433,399	$10,433,399
Unrealized appreciation on swap agreements — Centrally Cleared(a)	66,392	—	20,530,975	20,597,367
Unrealized appreciation on forward foreign currency contracts outstanding	—	18,867,764	—	18,867,764
Unrealized appreciation on swap agreements — OTC	388,572	—	—	388,572
Options purchased, at value — OTC(b)	—	28,026,197	23,680,634	51,706,831
Total Derivative Assets	454,964	46,893,961	54,645,008	101,993,933
Derivatives not subject to master netting agreements	(66,392)	—	(30,964,374)	(31,030,766)
Total Derivative Assets subject to master netting agreements	$388,572	$46,893,961	$23,680,634	$70,963,167
	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(283,522)	$(283,522)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(1,342,480)	—	(16,170,050)	(17,512,530)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(35,057,170)	—	(35,057,170)
Unrealized depreciation on swap agreements — OTC	(1,077,353)	—	—	(1,077,353)
Options written, at value — OTC	(1,660,652)	(19,087,306)	(40,897,227)	(61,645,185)
Options written, at value — Exchange-Traded	—	—	(2,714,938)	(2,714,938)
Total Derivative Liabilities	(4,080,485)	(54,144,476)	(60,065,737)	(118,290,698)
Derivatives not subject to master netting agreements	1,342,480	—	19,168,510	20,510,990
Total Derivative Liabilities subject to master netting agreements	$(2,738,005)	$(54,144,476)	$(40,897,227)	$(97,779,708)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Invesco Global Strategic Income Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$1,010,271	$—	$—	$1,010,271	$(350,255)	$(616,742)	$—	$(966,997)	$43,274	$—	$—	$43,274
BNP Paribas S.A.	2,377,375	—	—	2,377,375	(1,345,734)	(1,563,703)	—	(2,909,437)	(532,062)	—	330,000	(202,062)
Citibank, N.A.	−	—	—	—	(220,939)	—	—	(220,939)	(220,939)	—	—	(220,939)
Deutsche Bank AG	3,022,363	1,892,295	—	4,914,658	(5,708,298)	(712,243)	—	(6,420,541)	(1,505,883)	—	1,210,000	(295,883)
Goldman Sachs International	2,244,750	10,995,427	—	13,240,177	(3,641,180)	(21,351,019)	(221,214)	(25,213,413)	(11,973,236)	—	11,880,000	(93,236)
HSBC Bank USA	398,613	—	—	398,613	(360,505)	—	—	(360,505)	38,108	—	—	38,108
J.P. Morgan Chase Bank, N.A.	3,825,970	27,006,152	973,617	31,805,739	(19,660,834)	(22,400,423)	(1,063,977)	(43,125,234)	(11,319,495)	—	10,730,000	(589,495)
Merrill Lynch International	886,932	6,092,832	—	6,979,764	(750,395)	(2,604,347)	—	(3,354,742)	3,625,022	—	—	3,625,022
Morgan Stanley and Co. International PLC	2,400,653	5,266,893	—	7,667,546	(2,424,329)	(12,396,708)	—	(14,821,037)	(7,153,491)	—	7,153,491	—
Royal Bank of Canada	213,343	—	—	213,343	(9,632)	—	—	(9,632)	203,711	(203,711)	—	—
Standard Chartered Bank PLC	12,343	—	—	12,343	(10,663)	—	—	(10,663)	1,680	—	—	1,680
UBS AG	2,475,151	453,232	—	2,928,383	(574,406)	—	—	(574,406)	2,353,977	(1,265,354)	—	1,088,623
Total	$18,867,764	$51,706,831	$973,617	$71,548,212	$(35,057,170)	$(61,645,185)	$(1,285,191)	$(97,987,546)	$(26,439,334)	$(1,469,065)	$31,303,491	$3,395,092
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(3,954,112)	$-	$(3,954,112)
Futures contracts	-	-	1,451,942	1,451,942
Options purchased(a)	-	13,143,569	128,182	13,271,751
Options written	-	9,110,544	5,250,271	14,360,815
Swap agreements	5,323,663	-	(5,818,198)	(494,535)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(18,540,241)	-	(18,540,241)
Futures contracts	-	-	12,659,341	12,659,341
Options purchased(a)	-	3,108,411	1,919,052	5,027,463
Options written	2,829,317	4,507,117	7,899,079	15,235,513
Swap agreements	(2,472,066)	-	11,098,367	8,626,301
Total	$5,680,914	$7,375,288	$34,588,036	$47,644,238

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Foreign Currency Options Purchased	Future Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$2,525,616,963	$968,994,362	$755,694,576	$722,933,202	$174,216,365	$4,440,423,644	$890,408,270	$2,732,795,768
Average contracts	—	—	—	—	1,455	—	—	—

Invesco Global Strategic Income Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $62,156.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$516,700,487	$440,333,434	$957,033,921
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $455,750,743 and $469,066,520, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$108,930,114
Aggregate unrealized (depreciation) of investments	(154,662,223)
Net unrealized appreciation (depreciation) of investments	$(45,732,109)
Cost of investments for tax purposes is $1,596,063,815.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	9,973,206	$31,115,185	18,173,775	$56,461,111
Class C	1,298,999	4,035,200	1,954,044	6,054,147
Class R	1,345,813	4,196,179	2,323,341	7,220,331
Class Y	9,535,471	29,698,362	17,513,750	54,588,672
Class R6	2,947,448	9,139,438	1,219,496	3,787,499
Issued as reinvestment of dividends:
Class A	9,402,851	29,425,708	20,059,925	62,271,781
Class C	246,304	769,063	571,521	1,768,956
Class R	415,434	1,301,554	860,220	2,673,236
Class Y	927,247	2,897,642	1,574,842	4,884,086
Class R6	121,781	379,582	175,113	541,264

Invesco Global Strategic Income Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	868,987	$2,720,642	1,839,265	$5,707,912
Class C	(871,307)	(2,720,642)	(1,844,837)	(5,707,912)
Reacquired:
Class A	(35,231,939)	(109,755,857)	(72,289,731)	(224,214,485)
Class C	(1,542,909)	(4,798,341)	(2,987,749)	(9,248,565)
Class R	(1,844,371)	(5,748,764)	(4,335,653)	(13,415,572)
Class Y	(8,119,688)	(25,203,399)	(13,837,909)	(42,932,909)
Class R6	(1,337,350)	(4,142,806)	(1,092,526)	(3,377,136)
Net increase (decrease) in share activity	(11,864,023)	$(36,691,254)	(30,123,113)	$(92,937,584)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Global Strategic Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Global Strategic Income Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-GLSI-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Health Care Fund
Nasdaq:
A: GGHCX ■ C: GTHCX ■ Y: GGHYX ■ Investor: GTHIX ■ R6: GGHSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.69%
Biotechnology–22.97%
AbbVie, Inc.	256,924	$50,125,872
ADMA Biologics, Inc.(b)	361,495	8,603,581
Alnylam Pharmaceuticals, Inc.(b)	66,819	17,589,434
argenx SE, ADR (Netherlands)(b)	46,555	30,034,493
Ascendis Pharma A/S, ADR (Denmark)(b)	64,321	10,962,871
Blueprint Medicines Corp.(b)(c)	74,381	6,657,099
BridgeBio Pharma, Inc.(b)(c)	187,384	7,188,050
CareDx, Inc.(b)	124,378	2,099,501
Cytokinetics, Inc.(b)(c)	67,433	2,888,830
Exelixis, Inc.(b)	245,339	9,605,022
Gilead Sciences, Inc.	223,891	23,853,347
Halozyme Therapeutics, Inc.(b)	97,938	6,015,352
Insmed, Inc.(b)(c)	114,163	8,219,736
Janux Therapeutics, Inc.(b)	35,961	1,193,905
Krystal Biotech, Inc.(b)(c)	20,496	3,481,860
Merus N.V. (Netherlands)(b)	61,150	2,782,937
Natera, Inc.(b)	107,406	16,210,788
Protagonist Therapeutics, Inc.(b)	98,484	4,512,537
Soleno Therapeutics, Inc.(b)	22,963	1,719,010
SpringWorks Therapeutics, Inc.(b)	67,510	3,125,713
Twist Bioscience Corp.(b)(c)	104,232	3,994,170
Vericel Corp.(b)	89,775	3,413,245
Vertex Pharmaceuticals, Inc.(b)	108,176	55,115,672
		279,393,025
Health Care Distributors–5.85%
Cencora, Inc.	175,335	51,315,294
McKesson Corp.	27,912	19,895,395
		71,210,689
Health Care Equipment–25.38%
Abbott Laboratories	286,536	37,464,582
Boston Scientific Corp.(b)	1,082,304	111,336,612
Glaukos Corp.(b)(c)	45,825	4,319,006
Globus Medical, Inc., Class A(b)	157,870	11,330,330
IDEXX Laboratories, Inc.(b)	9,482	4,102,387
Insulet Corp.(b)	57,040	14,390,622
Integer Holdings Corp.(b)(c)	50,805	6,417,180
Intuitive Surgical, Inc.(b)	72,315	37,300,077
Kestra Medical Technologies Ltd.(b)(c)	152,593	3,671,388
LeMaitre Vascular, Inc.	41,722	3,785,854
Penumbra, Inc.(b)	20,943	6,132,948
PROCEPT BioRobotics Corp.(b)(c)	34,218	1,847,088
ResMed, Inc.	45,575	10,782,589
Stryker Corp.	149,541	55,916,371
		308,797,034
Health Care Facilities–4.63%
Concentra Group Holdings Parent, Inc.	146,155	3,178,871
Encompass Health Corp.	239,475	28,016,180
HCA Healthcare, Inc.	23,995	8,280,195
Tenet Healthcare Corp.(b)	118,107	16,883,396
		56,358,642
Shares		Value
Health Care REITs–1.87%
Welltower, Inc.	149,244	$22,773,142
Health Care Services–2.85%
BrightSpring Health Services, Inc.(b)(c)	329,583	5,777,590
GeneDx Holdings Corp.(b)(c)	44,932	3,003,704
Guardant Health, Inc.(b)	143,042	6,755,873
Labcorp Holdings, Inc.	66,589	16,048,615
RadNet, Inc.(b)(c)	59,431	3,112,996
		34,698,778
Health Care Supplies–2.01%
Alcon AG	153,624	14,926,183
Lantheus Holdings, Inc.(b)	40,193	4,193,738
Merit Medical Systems, Inc.(b)	56,488	5,335,291
		24,455,212
Health Care Technology–0.86%
Doximity, Inc., Class A(b)	53,337	3,033,809
Waystar Holding Corp.(b)	200,366	7,447,604
		10,481,413
Life Sciences Tools & Services–4.54%
BioLife Solutions, Inc.(b)	113,958	2,747,527
Bio-Techne Corp.	47,511	2,392,179
Lonza Group AG (Switzerland)	29,526	21,214,702
Mettler-Toledo International, Inc.(b)	3,273	3,503,976
Repligen Corp.(b)	62,581	8,635,552
Thermo Fisher Scientific, Inc.	38,960	16,713,840
		55,207,776
Managed Health Care–7.10%
Alignment Healthcare, Inc.(b)	210,375	3,727,845
Elevance Health, Inc.	32,528	13,680,626
HealthEquity, Inc.(b)	112,852	9,673,674
Molina Healthcare, Inc.(b)	22,956	7,506,842
UnitedHealth Group, Inc.	125,769	51,746,397
		86,335,384
Pharmaceuticals–17.63%
AstraZeneca PLC, ADR (United Kingdom)	358,990	25,771,892
Axsome Therapeutics, Inc.(b)	55,869	6,273,530
Eli Lilly and Co.	129,157	116,105,685
Ligand Pharmaceuticals, Inc.(b)(c)	30,494	3,350,071
Phathom Pharmaceuticals, Inc.(b)(c)	104,826	449,704
Royalty Pharma PLC, Class A	257,551	8,452,824
Sandoz Group AG (Switzerland)	75,786	3,287,193
Sanofi S.A., ADR	446,408	24,530,120
Tarsus Pharmaceuticals, Inc.(b)	91,276	4,738,137
UCB S.A. (Belgium)	77,320	14,175,780
Zoetis, Inc.	47,375	7,409,450
		214,544,386
Total Common Stocks & Other Equity Interests (Cost $753,921,559)		1,164,255,481
Money Market Funds–4.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	16,947,707	16,947,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	32,128,473	$32,128,473
Total Money Market Funds (Cost $49,076,180)		49,076,180
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $802,997,739)		1,213,331,661
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.43%
Invesco Private Government Fund, 4.32%(d)(e)(f)	11,586,401	11,586,401
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	30,165,561	$30,171,594
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,757,995)		41,757,995
TOTAL INVESTMENTS IN SECURITIES–103.16% (Cost $844,755,734)		1,255,089,656
OTHER ASSETS LESS LIABILITIES—(3.16)%		(38,417,953)
NET ASSETS–100.00%		$1,216,671,703
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,462,254	$59,406,363	$(55,920,910)	$-	$-	$16,947,707	$413,065
Invesco Treasury Portfolio, Institutional Class	25,655,488	110,326,104	(103,853,119)	-	-	32,128,473	774,396
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,755,690	89,813,620	(96,982,909)	-	-	11,586,401	293,861*
Invesco Private Prime Fund	48,919,544	196,885,101	(215,631,432)	3,296	(4,915)	30,171,594	781,903*
Total	$106,792,976	$456,431,188	$(472,388,370)	$3,296	$(4,915)	$90,834,175	$2,263,225

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Health Care Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $753,921,559)*	$1,164,255,481
Investments in affiliated money market funds, at value (Cost $90,834,175)	90,834,175
Foreign currencies, at value (Cost $119,116)	118,465
Receivable for:
Investments sold	5,817,068
Fund shares sold	73,515
Dividends	1,960,668
Foreign withholding tax claims	77,903
Investment for trustee deferred compensation and retirement plans	213,917
Other assets	68,142
Total assets	1,263,419,334
Liabilities:
Payable for:
Investments purchased	3,058,063
Fund shares reacquired	1,036,251
Collateral upon return of securities loaned	41,757,995
Accrued fees to affiliates	559,258
Accrued trustees’ and officers’ fees and benefits	686
Accrued other operating expenses	74,408
Trustee deferred compensation and retirement plans	260,970
Total liabilities	46,747,631
Net assets applicable to shares outstanding	$1,216,671,703
Net assets consist of:
Shares of beneficial interest	$782,057,067
Distributable earnings	434,614,636
$1,216,671,703
Net Assets:
Class A	$612,190,609
Class C	$13,790,721
Class Y	$48,885,107
Investor Class	$540,204,113
Class R6	$1,601,153
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,627,776
Class C	778,663
Class Y	1,269,201
Investor Class	14,668,724
Class R6	41,296
Class A:
Net asset value per share	$36.82
Maximum offering price per share (Net asset value of $36.82 ÷ 94.50%)	$38.96
Class C:
Net asset value and offering price per share	$17.71
Class Y:
Net asset value and offering price per share	$38.52
Investor Class:
Net asset value and offering price per share	$36.83
Class R6:
Net asset value and offering price per share	$38.77

*	At April 30, 2025, securities with an aggregate value of $40,142,191 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Health Care Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $25,821)	$4,142,669
Dividends from affiliated money market funds (includes net securities lending income of $55,755)	1,243,216
Foreign withholding tax claims	77,903
Total investment income	5,463,788
Expenses:
Advisory fees	3,936,340
Administrative services fees	92,184
Custodian fees	8,992
Distribution fees:
Class A	784,021
Class C	73,865
Investor Class	690,250
Transfer agent fees — A, C, Y and Investor	850,190
Transfer agent fees — R6	286
Trustees’ and officers’ fees and benefits	15,523
Registration and filing fees	40,372
Reports to shareholders	39,069
Professional services fees	37,861
Other	15,738
Total expenses	6,584,691
Less: Fees waived and/or expense offset arrangement(s)	(58,809)
Net expenses	6,525,882
Net investment income (loss)	(1,062,094)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	30,101,138
Affiliated investment securities	(4,915)
Foreign currencies	(4,288)
30,091,935
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(55,139,890)
Affiliated investment securities	3,296
Foreign currencies	19,857
(55,116,737)
Net realized and unrealized gain (loss)	(25,024,802)
Net increase (decrease) in net assets resulting from operations	$(26,086,896)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Health Care Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income (loss)	$(1,062,094)	$(2,619,717)
Net realized gain	30,091,935	68,213,669
Change in net unrealized appreciation (depreciation)	(55,116,737)	182,745,864
Net increase (decrease) in net assets resulting from operations	(26,086,896)	248,339,816
Distributions to shareholders from distributable earnings:
Class A	(30,410,292)	—
Class C	(1,437,362)	—
Class Y	(2,113,976)	—
Investor Class	(26,741,299)	—
Class R6	(85,414)	—
Total distributions from distributable earnings	(60,788,343)	—
Share transactions–net:
Class A	(6,426,529)	(71,755,547)
Class C	(428,373)	(2,611,155)
Class Y	4,072,911	809,039
Investor Class	(3,658,091)	(50,193,244)
Class R6	(245,368)	189,801
Net increase (decrease) in net assets resulting from share transactions	(6,685,450)	(123,561,106)
Net increase (decrease) in net assets	(93,560,689)	124,778,710
Net assets:
Beginning of period	1,310,232,392	1,185,453,682
End of period	$1,216,671,703	$1,310,232,392
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Health Care Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$39.45	$(0.03)	$(0.76)	$(0.79)	$—	$(1.84)	$(1.84)	$36.82	(1.97)%	$612,191	1.06%(d)	1.06%(d)	(0.18)%(d)	32%
Year ended 10/31/24	32.52	(0.08)	7.01	6.93	—	—	—	39.45	21.31	662,230	1.04	1.04	(0.20)	56
Year ended 10/31/23	34.13	(0.01)	(1.60)	(1.61)	—	—	—	32.52	(4.72)	607,032	1.05	1.05	(0.05)	59
Year ended 10/31/22	50.30	(0.05)	(6.19)	(6.24)	—	(9.93)	(9.93)	34.13	(14.73)	696,308	1.04	1.04	(0.16)	44
Year ended 10/31/21	41.82	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.30	28.20	896,054	1.02	1.02	(0.24)	78
Year ended 10/31/20	38.59	0.03	4.67	4.70	(0.10)	(1.37)	(1.47)	41.82	12.32	740,884	1.06	1.06	0.08	17
Class C
Six months ended 04/30/25	20.03	(0.08)	(0.40)	(0.48)	—	(1.84)	(1.84)	17.71	(2.37)	13,791	1.81 (d)	1.81 (d)	(0.93)(d)	32
Year ended 10/31/24	16.63	(0.19)	3.59	3.40	—	—	—	20.03	20.44	16,024	1.79	1.79	(0.95)	56
Year ended 10/31/23	17.59	(0.14)	(0.82)	(0.96)	—	—	—	16.63	(5.46)	15,508	1.80	1.80	(0.80)	59
Year ended 10/31/22	31.06	(0.17)	(3.37)	(3.54)	—	(9.93)	(9.93)	17.59	(15.35)	20,023	1.79	1.79	(0.91)	44
Year ended 10/31/21	26.99	(0.29)	7.25	6.96	—	(2.89)	(2.89)	31.06	27.26	29,391	1.77	1.77	(0.99)	78
Year ended 10/31/20	25.48	(0.18)	3.06	2.88	—	(1.37)	(1.37)	26.99	11.46	27,720	1.81	1.81	(0.67)	17
Class Y
Six months ended 04/30/25	41.14	0.01	(0.79)	(0.78)	—	(1.84)	(1.84)	38.52	(1.87)	48,885	0.81 (d)	0.81 (d)	0.07 (d)	32
Year ended 10/31/24	33.83	0.02	7.29	7.31	—	—	—	41.14	21.61	47,767	0.79	0.79	0.05	56
Year ended 10/31/23	35.41	0.07	(1.65)	(1.58)	—	—	—	33.83	(4.46)	38,762	0.80	0.80	0.20	59
Year ended 10/31/22	51.69	0.04	(6.39)	(6.35)	—	(9.93)	(9.93)	35.41	(14.51)	46,087	0.79	0.79	0.09	44
Year ended 10/31/21	42.90	0.00	11.79	11.79	(0.11)	(2.89)	(3.00)	51.69	28.52	60,527	0.77	0.77	0.01	78
Year ended 10/31/20	39.54	0.14	4.79	4.93	(0.20)	(1.37)	(1.57)	42.90	12.62	43,816	0.81	0.81	0.33	17
Investor Class
Six months ended 04/30/25	39.46	(0.03)	(0.76)	(0.79)	—	(1.84)	(1.84)	36.83	(1.97)	540,204	1.06 (d)	1.06 (d)	(0.18)(d)	32
Year ended 10/31/24	32.53	(0.08)	7.01	6.93	—	—	—	39.46	21.30	582,238	1.04	1.04	(0.20)	56
Year ended 10/31/23	34.14	(0.01)	(1.60)	(1.61)	—	—	—	32.53	(4.72)	522,684	1.05	1.05	(0.05)	59
Year ended 10/31/22	50.31	(0.05)	(6.19)	(6.24)	—	(9.93)	(9.93)	34.14	(14.73)	588,159	1.04	1.04	(0.16)	44
Year ended 10/31/21	41.83	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.31	28.20	745,607	1.02	1.02	(0.24)	78
Year ended 10/31/20	38.60	0.03	4.67	4.70	(0.10)	(1.37)	(1.47)	41.83	12.33	618,818	1.06	1.06	0.08	17
Class R6
Six months ended 04/30/25	41.38	0.04	(0.81)	(0.77)	—	(1.84)	(1.84)	38.77	(1.83)	1,601	0.70 (d)	0.70 (d)	0.18 (d)	32
Year ended 10/31/24	33.99	0.06	7.33	7.39	—	—	—	41.38	21.74	1,974	0.70	0.70	0.14	56
Year ended 10/31/23	35.56	0.11	(1.68)	(1.57)	—	—	—	33.99	(4.42)	1,467	0.70	0.70	0.30	59
Year ended 10/31/22	51.82	0.07	(6.40)	(6.33)	—	(9.93)	(9.93)	35.56	(14.42)	1,262	0.69	0.69	0.19	44
Year ended 10/31/21	42.97	0.04	11.83	11.87	(0.13)	(2.89)	(3.02)	51.82	28.66	2,174	0.69	0.69	0.09	78
Year ended 10/31/20	39.61	0.16	4.79	4.95	(0.22)	(1.37)	(1.59)	42.97	12.65	374	0.77	0.77	0.37	17

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Health Care Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Health Care Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the
9
Invesco Health Care Fund

Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $4,762 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - The Fund’s performance is vulnerable to factors affecting the health care sector, including significant government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.
10
Invesco Health Care Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $29,988.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $22,824 in front-end sales commissions from the sale of Class A shares and $1,495 and $73 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2025, the Fund incurred $55,367 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
11
Invesco Health Care Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,110,651,623	$53,603,858	$—	$1,164,255,481
Money Market Funds	49,076,180	41,757,995	—	90,834,175
Total Investments	$1,159,727,803	$95,361,853	$—	$1,255,089,656
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,821.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $387,210,613 and $456,177,195, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$423,801,041
Aggregate unrealized (depreciation) of investments	(15,325,328)
Net unrealized appreciation of investments	$408,475,713
Cost of investments for tax purposes is $846,613,943.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	329,784	$12,286,067	550,860	$21,294,511
Class C	90,634	1,628,210	153,994	3,018,412
Class Y	200,868	7,721,148	413,296	16,828,817
Investor Class	51,198	1,926,641	73,407	2,823,788
Class R6	743	29,969	11,197	453,171
12
Invesco Health Care Fund

	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	743,683	$27,151,869	-	$-
Class C	77,866	1,371,223	-	-
Class Y	44,821	1,710,380	-	-
Investor Class	663,643	24,236,247	-	-
Class R6	1,668	64,065	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	33,001	1,238,147	45,760	1,757,218
Class C	(68,099)	(1,238,147)	(89,770)	(1,757,218)
Reacquired:
Class A	(1,264,214)	(47,102,612)	(2,476,313)	(94,807,276)
Class C	(121,839)	(2,189,659)	(196,430)	(3,872,349)
Class Y	(137,642)	(5,358,617)	(398,069)	(16,019,778)
Investor Class	(800,390)	(29,820,979)	(1,386,752)	(53,017,032)
Class R6	(8,816)	(339,402)	(6,661)	(263,370)
Net increase (decrease) in share activity	(163,091)	$(6,685,450)	(3,305,481)	$(123,561,106)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Health Care Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Health Care Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
GHC-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco International Bond Fund
Nasdaq:
A: OIBAX ■ C: OIBCX ■ R: OIBNX ■ Y: OIBYX ■ R5: INBQX ■ R6: OIBIX

2	Consolidated Schedule of Investments
18	Consolidated Financial Statements
21	Consolidated Financial Highlights
22	Notes to Consolidated Financial Statements
33	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2025
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–47.86%(a)
Argentina–0.01%
Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	$93,477
Australia–5.90%
Australia Government Bond, Series 142, 4.25%, 04/21/2026(b)	AUD	83,500,000	53,886,013
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,000,000	10,560,468
			64,446,481
Austria–0.67%
Republic of Austria Government Bond, 0.70%, 04/20/2071(b)	EUR	16,410,000	7,374,758
Brazil–1.72%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	BRL	28,000,000	18,828,644
Canada–5.06%
Ontario Electricity Financial Corp.,
9.00%, 05/26/2025	CAD	26,500,000	19,312,360
8.50%, 05/26/2025	CAD	20,400,000	14,861,547
Province of Quebec, 5.35%, 06/01/2025	CAD	29,000,000	21,080,009
			55,253,916
Colombia–5.91%
Colombian TES,
Series B, 6.00%, 04/28/2028	COP	51,500,000,000	10,953,753
Series B, 7.75%, 09/18/2030	COP	175,000,000,000	36,064,302
Series B, 9.25%, 05/28/2042	COP	63,000,000,000	11,394,577
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,404,187
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	4,685,462
			64,502,281
Egypt–0.86%
Egypt Government Bond,
0.00%, 09/30/2025(c)	EGP	250,000,000	4,434,995
23.85%, 07/02/2027	EGP	250,000,000	5,001,741
			9,436,736
France–2.12%
BNP Paribas S.A., 2.75%, 07/25/2028(b)(d)	EUR	10,000,000	11,329,488
	Principal Amount		Value
France–(continued)
Electricite de France S.A., 7.50%(b)(d)(e)	EUR	3,000,000	$3,749,034
French Republic Government Bond OAT, 0.50%, 05/25/2072(b)	EUR	23,240,000	8,071,448
			23,149,970
Greece–0.31%
Eurobank S.A., 5.88%, 11/28/2029(b)(d)	EUR	2,500,000	3,073,116
Hellenic Republic Government Bond, 0.00%, 10/15/2042(c)	EUR	107,000,000	315,159
			3,388,275
India–1.08%
India Government Bond, 7.09%, 08/05/2054	INR	950,000,000	11,753,592
Italy–0.52%
UniCredit S.p.A., 5.38%(b)(d)(e)	EUR	5,000,000	5,677,259
Ivory Coast–0.49%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	5,000,000	5,308,311
Japan–2.88%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	JPY	9,066,600,000	31,404,537
Mexico–1.57%
Mexican Bonos, Series M, 8.00%, 07/31/2053	MXN	410,000,000	17,131,106
Netherlands–0.41%
ABN AMRO Bank N.V., 4.38%(b)(d)(e)	EUR	4,000,000	4,539,332
Romania–0.33%
Romanian Government International Bond, 5.13%, 09/24/2031(b)	EUR	3,300,000	3,583,025
South Africa–5.40%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	783,300,000	39,092,667
Series 2040, 9.00%, 01/31/2040	ZAR	450,000,000	19,821,985
			58,914,652
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco International Bond Fund

	Principal Amount		Value
Spain–5.08%
Spain Government Bond,
2.80%, 05/31/2026	EUR	26,000,000	$29,734,259
1.45%, 10/31/2071(b)	EUR	20,725,000	11,210,960
Telefonica Europe B.V.,
2.88%(b)(d)(e)	EUR	7,400,000	8,234,839
7.13%(b)(d)(e)	EUR	5,000,000	6,266,079
			55,446,137
Supranational–1.45%
African Development Bank,
0.00%, 04/05/2046(c)	ZAR	600,000,000	3,629,331
0.00%, 01/17/2050(c)	ZAR	310,000,000	1,334,296
Corporacion Andina de Fomento, 10.35%, 03/15/2033(b)	MXN	200,000,000	10,860,508
			15,824,135
United Kingdom–6.09%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	4,700,000	6,158,737
Lloyds Banking Group PLC, 8.50%(d)(e)	GBP	2,300,000	3,153,383
United Kingdom Gilt, 3.50%, 10/22/2025(b)	GBP	43,000,000	57,127,206
			66,439,326
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $555,203,287)			522,495,950

U.S. Dollar Denominated Bonds & Notes–14.04%
Argentina–0.98%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(f)		$5,280,000	4,052,400
3.50%, 07/09/2041(f)		7,000,000	4,242,103
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)		2,500,000	2,391,875
			10,686,378
Brazil–0.74%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)		2,280,000	2,324,505
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)		5,970,000	5,703,972
			8,028,477
Chile–1.17%
Banco de Credito e Inversiones S.A., 8.75%(b)(d)(e)		2,500,000	2,592,825
Banco del Estado de Chile, 7.95%(b)(d)(e)		1,450,000	1,504,271
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)		2,116,298	2,105,188
Principal Amount		Value
Chile–(continued)
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(b)	$6,785,000	$6,569,576
		12,771,860
China–0.20%
Prosus N.V., 3.26%, 01/19/2027(b)	2,200,000	2,145,924
Colombia–0.71%
Ecopetrol S.A.,
8.63%, 01/19/2029	5,000,000	5,231,770
7.75%, 02/01/2032	2,680,000	2,556,942
		7,788,712
Dominican Republic–0.28%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)	2,975,000	3,024,266
Egypt–0.31%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	3,490,000	3,334,468
France–0.72%
Electricite de France S.A., 9.13%(b)(d)(e)	7,000,000	7,846,825
Hong Kong–0.20%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(b)(g)	2,200,000	2,196,004
India–0.46%
Muthoot Finance Ltd., 7.13%, 02/14/2028(b)	5,000,000	4,969,519
Ireland–0.23%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,500,000	2,453,229
Italy–0.53%
Intesa Sanpaolo S.p.A., 7.70%(b)(d)(e)(g)	5,800,000	5,832,551
Ivory Coast–0.25%
Ivory Coast Government International Bond, 8.08%, 04/01/2036(b)	2,940,000	2,718,312
Macau–0.32%
MGM China Holdings Ltd., 5.88%, 05/15/2026(b)	3,520,000	3,505,069
Mexico–1.73%
Banco Mercantil del Norte S.A., 8.38%(b)(d)(e)(g)	2,500,000	2,530,725
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(b)	3,520,000	2,722,017
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco International Bond Fund

Principal Amount		Value
Mexico–(continued)
CEMEX S.A.B. de C.V., 5.13%(b)(d)(e)	$3,050,000	$3,006,194
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(b)	2,997,665	2,978,929
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)(g)	3,750,000	3,023,110
Petroleos Mexicanos,
6.88%, 08/04/2026(g)	2,500,000	2,469,885
6.95%, 01/28/2060	3,300,000	2,200,505
		18,931,365
Nigeria–0.44%
IHS Holding Ltd., 8.25%, 11/29/2031(b)	5,000,000	4,827,250
Peru–0.26%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	2,885,000	2,870,604
Senegal–0.34%
Senegal Government International Bond,
7.75%, 06/10/2031(b)	2,500,000	1,964,787
6.25%, 05/23/2033(b)	2,500,000	1,744,081
		3,708,868
Serbia–0.15%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	1,680,000	1,671,063
Supranational–0.22%
European Bank for Reconstruction & Development, 6.40%, 08/27/2025	2,400,000	2,413,800
Switzerland–2.01%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(d)	333,000	332,168
Credit Suisse Group AG, 6.25%(b)(d)(e)(h)(i)	9,800,000	588,000
UBS Group AG,
6.33%, 12/22/2027(b)(d)	10,000,000	10,272,912
6.88%(b)(d)(e)	2,500,000	2,502,938
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(b)(d)	4,000,000	3,978,020
Zurich Finance (Ireland) DAC, 3.50%, 05/02/2052(b)(d)	5,000,000	4,300,125
		21,974,163
	Principal Amount		Value
United Kingdom–1.14%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)		$2,000,000	$1,915,090
British Telecommunications PLC, 4.25%, 11/23/2081(b)(d)		4,400,000	4,273,705
NatWest Group PLC, 6.00%(d)(e)		2,000,000	1,992,680
Vodafone Group PLC, 3.25%, 06/04/2081(d)(g)		4,400,000	4,250,287
			12,431,762
United States–0.27%
BP Capital Markets PLC, 4.88%(d)(e)(g)		1,500,000	1,428,342
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		1,600,000	1,567,491
			2,995,833
Uzbekistan–0.38%
National Bank of Uzbekistan, 8.50%, 07/05/2029(b)		2,065,000	2,113,758
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028(b)		2,000,000	2,041,631
			4,155,389
Total U.S. Dollar Denominated Bonds & Notes (Cost $166,225,145)			153,281,691

Asset-Backed Securities–8.44%
Alba PLC,
Series 2007-1, Class F, 7.85% (SONIA + 3.37%), 03/17/2039(a)(b)(j)	GBP	2,736,244	3,439,840
Series 2006-2, Class F, 7.85% (SONIA + 3.37%), 12/15/2038(a)(b)(j)	GBP	884,952	1,071,814
Auburn 15 PLC,
Series E, 6.47% (SONIA + 2.00%), 07/20/2045(a)(b)(j)	GBP	870,000	1,124,057
Series F, 6.97% (SONIA + 2.50%), 07/20/2045(a)(b)(j)	GBP	1,035,000	1,338,743
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 5.10% (SONIA + 0.62%), 06/15/2044(a)(b)(j)	GBP	4,000,000	5,050,285
Series 2007-2, Class B2, 8.60% (SONIA + 4.12%), 09/15/2044(a)(b)(j)	GBP	3,750,000	4,738,676
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco International Bond Fund

	Principal Amount		Value
Eurosail PLC, Series 2007-4X, Class D1A, 6.35% (SONIA + 1.87%), 06/13/2045(a)(b)(j)	GBP	4,094,013	$4,924,332
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.49% (SONIA + 1.01%), 03/13/2045(a)(b)(j)	GBP	2,500,000	2,850,494
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 8.48% (SONIA + 4.00%), 07/20/2055(a)(b)(j)	GBP	2,200,000	2,918,088
Series 1A, Class FR, 9.48% (SONIA + 5.00%), 07/20/2055(a)(b)(j)	GBP	2,000,000	2,652,997
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(a)(b)(c)(k)	GBP	207,500,000	3,429,592
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 8.10% (SONIA + 3.62%), 10/15/2048(a)(b)(j)	GBP	3,129,741	4,042,387
Series 2007-1X, Class B2, 7.60% (SONIA + 3.12%), 04/15/2049(a)(b)(j)	GBP	1,891,506	2,345,786
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80% (SONIA + 3.32%), 03/13/2046(a)(b)(j)	GBP	6,580,280	8,327,577
Newgate Funding PLC,
Series 2006-2, Class CB, 2.76% (3 mo. EURIBOR + 0.43%), 12/01/2050(a)(b)(j)	EUR	1,412,749	1,441,787
Series 2007-2X, Class CB, 2.92% (3 mo. EURIBOR + 0.44%), 12/15/2050(a)(b)(j)	EUR	1,772,031	1,663,115
Series 2007-1X, Class CB, 2.87% (3 mo. EURIBOR + 0.38%), 12/01/2050(a)(b)(j)	EUR	1,037,130	1,006,877
Series 2007-3X, Class CB, 3.98% (3 mo. EURIBOR + 1.50%), 12/15/2050(a)(b)(j)	EUR	999,806	1,068,218
RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 3.40% (3 mo. EURIBOR + 0.85%), 06/12/2044(a)(b)(j)	EUR	5,694,069	5,873,077
	Principal Amount		Value
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.98% (SONIA + 4.50%), 07/20/2053(a)(b)(j)	GBP	1,000,000	$1,333,635
Series 2024-GR6X, Class E, 7.98% (SONIA + 3.50%), 07/20/2053(a)(b)(j)	GBP	1,435,000	1,913,758
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024- GR7X, Class E, 7.72% (SONIA + 3.25%), 04/20/2051(a)(b)(j)	GBP	1,125,000	1,500,470
Sestante Finance S.r.l., Series 2005, Class C1, 3.08% (3 mo. EURIBOR + 0.80%), 07/15/2045(a)(b)(j)	EUR	9,700,000	4,970,946
IM Pastor 4, FTA, Series B, 2.58% (3 mo. EURIBOR + 0.19%), 03/22/2044(a)(b)(j)	EUR	3,800,000	3,045,914
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(i)		$10,843,617	10,301,436
0.00%, 12/31/2043(a)(c)(i)	ARS	117,222,368	94,957
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(c)(i)(k)	ARS	445,000,000	2,560,138
Hera Financing DAC,
Series 2024-1A, Class B, 7.43% (SONIA + 2.95%), 11/17/2034(a)(b)(j)	GBP	2,330,532	3,104,585
Series 2024-1A, Class C, 8.23% (SONIA + 3.75%), 11/17/2034(a)(b)(j)	GBP	1,331,590	1,770,711
Series 2024-1A, Class A, 6.38% (SONIA + 1.90%), 11/17/2034(a)(b)(j)	GBP	1,665,237	2,221,333
Total Asset-Backed Securities (Cost $98,032,203)			92,125,625
U.S. Treasury Securities–7.41%
U.S. Treasury Bills–7.41%
4.23 - 4.27%, 05/29/2025 (Cost $80,892,043)(l)(m)(n)		$80,892,043	80,889,956
	Shares
Common Stocks & Other Equity Interests–4.47%
Argentina–4.47%
Banco BBVA Argentina S.A.		500,000	3,415,035
Banco Macro S.A., Class B		950,000	8,505,611
Grupo Financiero Galicia S.A., Class B		2,260,000	13,913,559
Pampa Energia S.A.(o)		1,450,000	4,203,775
YPF S.A., ADR(o)		70,000	2,086,000
YPF S.A., Class D(o)		547,500	16,619,835
Total Common Stocks & Other Equity Interests (Cost $27,596,390)			48,743,815
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco International Bond Fund

Principal Amount		Value
Commercial Paper–0.12%
Argentina–0.12%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(i)(m)	284,533	$285,239
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(i)(m)	335,265	337,014
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(i)(m)	463,021	466,572
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(i)(m)	205,459	207,356
Total Commercial Paper (Cost $1,288,278)		1,296,181
Shares
Money Market Funds–10.46%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(p)(q)	39,965,308	39,965,308
Invesco Treasury Portfolio, Institutional Class, 4.23%(p)(q)	74,221,287	74,221,287
Total Money Market Funds (Cost $114,186,595)		114,186,595

Options Purchased–5.77%
(Cost $62,174,145)(r)		63,017,971
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.57% (Cost $1,105,598,086)		1,076,037,784
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.31%
Invesco Private Government Fund, 4.32%(p)(q)(s)	3,958,548	$3,958,548
Invesco Private Prime Fund, 4.46%(p)(q)(s)	10,300,925	10,302,985
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,262,326)		14,261,533
TOTAL INVESTMENTS IN SECURITIES—99.88% (Cost $1,119,860,412)		1,090,299,317
OTHER ASSETS LESS LIABILITIES–0.12%		1,295,593
NET ASSETS–100.00%		$1,091,594,910
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombia Peso
DAC	– Designated Activity Co.
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
SONIA	– Sterling Overnight Index Average
ZAR	– South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $410,131,113, which represented 37.57% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	All or a portion of this security was out on loan at April 30, 2025.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2025.
(k)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2025.

(l)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1Q.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(o)	Non-income producing security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5	$128,155,533	$(88,190,230)	$-	$-	$39,965,308	$198,279
Invesco Treasury Portfolio, Institutional Class	-	238,003,133	(163,781,846)	-	-	74,221,287	365,002
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,165,492	15,774,725	(15,981,669)	-	-	3,958,548	59,513*
Invesco Private Prime Fund	10,866,263	35,234,249	(35,796,297)	(292)	(938)	10,302,985	161,073*
Total	$15,031,760	$417,167,640	$(303,750,042)	$(292)	$(938)	$128,448,128	$783,867

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(r)	The table below details options purchased.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus CNH	Call	Merrill Lynch International	09/29/2025	CNH	5.10	AUD	5,000,000	$192,569
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	6,000,000	50
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	4,000,000	54
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.65	AUD	60,000,000	339,094
AUD versus USD	Call	Merrill Lynch International	04/07/2026	USD	0.75	AUD	15,000,000	657,070
EUR versus CHF	Call	Goldman Sachs International	05/26/2025	CHF	0.95	EUR	75,000,000	121,923
EUR versus USD	Call	Deutsche Bank AG	07/10/2025	USD	1.20	EUR	10,000,000	1,218,992
EUR versus USD	Call	Deutsche Bank AG	07/21/2025	USD	1.22	EUR	8,335,000	496,250
EUR versus USD	Call	Deutsche Bank AG	07/31/2025	USD	1.19	EUR	7,500,000	510,513
EUR versus USD	Call	Goldman Sachs International	07/11/2025	USD	1.16	EUR	125,000,000	1,578,910
EUR versus USD	Call	Goldman Sachs International	07/21/2025	USD	1.18	EUR	10,000,000	1,092,668
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/11/2025	USD	1.16	EUR	100,000,000	1,107,928
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/21/2025	USD	1.18	EUR	62,500,000	466,664
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/10/2025	USD	1.20	EUR	8,335,000	1,899,150
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/27/2025	USD	1.22	EUR	10,000,000	835,964
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
NOK versus SEK	Call	Goldman Sachs International	06/04/2025	SEK	0.95	NOK	733,335,000	$79,865
NOK versus SEK	Call	J.P. Morgan Chase Bank, N.A.	06/12/2025	SEK	0.95	NOK	500,000,000	57,337
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.35	USD	50,000,000	467,800
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	34.50	USD	50,000,000	347,200
Subtotal — Foreign Currency Call Options Purchased								11,470,001
Currency Risk
EUR versus MXN	Put	Merrill Lynch International	05/22/2025	MXN	21.00	EUR	5,000,000	45,320
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.15	GBP	5,000,000	23,715
USD versus BRL	Put	Goldman Sachs International	07/01/2025	BRL	5.65	USD	5,000,000	621,275
USD versus BRL	Put	Goldman Sachs International	07/21/2025	BRL	5.70	USD	6,000,000	724,128
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	50,000,000	175,300
USD versus BRL	Put	Goldman Sachs International	09/18/2025	BRL	5.25	USD	12,500,000	1,013,337
USD versus BRL	Put	Goldman Sachs International	02/09/2026	BRL	6.00	USD	60,000,000	2,610,900
USD versus BRL	Put	Goldman Sachs International	04/28/2026	BRL	5.95	USD	90,000,000	3,409,470
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2025	BRL	5.60	USD	6,000,000	815,010
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	50,000,000	61,550
USD versus BRL	Put	Merrill Lynch International	07/21/2025	BRL	5.50	USD	7,500,000	1,631,760
USD versus BRL	Put	Merrill Lynch International	02/05/2026	BRL	6.00	USD	26,250,000	1,138,909
USD versus JPY	Put	Goldman Sachs International	07/21/2025	JPY	137.00	USD	75,000,000	862,650
USD versus JPY	Put	Goldman Sachs International	09/08/2025	JPY	130.00	USD	30,000,000	3,369,420
USD versus JPY	Put	Merrill Lynch International	07/21/2025	JPY	136.00	USD	120,000,000	1,182,720
USD versus JPY	Put	Morgan Stanley and Co. International PLC	09/30/2025	JPY	133.00	USD	12,500,000	2,281,425
USD versus KRW	Put	Merrill Lynch International	06/02/2025	KRW	1,288.00	USD	4,000,000	18,008
USD versus KRW	Put	Merrill Lynch International	10/21/2025	KRW	1,275.00	USD	7,500,000	427,485
USD versus MXN	Put	Goldman Sachs International	07/18/2025	MXN	19.65	USD	3,335,000	482,911
USD versus MXN	Put	Goldman Sachs International	07/25/2025	MXN	19.25	USD	4,000,000	480,860
USD versus MXN	Put	Goldman Sachs International	09/11/2025	MXN	19.75	USD	5,000,000	734,195
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/16/2025	MXN	19.90	USD	4,000,000	538,080
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	07/21/2025	MXN	19.50	USD	4,000,000	598,596
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	08/21/2025	MXN	19.25	USD	2,500,000	284,665
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	09/15/2025	MXN	18.50	USD	5,000,000	721,315
USD versus MXN	Put	Merrill Lynch International	09/18/2025	MXN	18.50	USD	10,000,000	1,328,070
USD versus MXN	Put	Merrill Lynch International	09/18/2025	MXN	18.50	USD	10,000,000	1,328,080
USD versus MXN	Put	Merrill Lynch International	10/20/2025	MXN	19.25	USD	2,500,000	174,233
USD versus MXN	Put	UBS AG	06/17/2025	MXN	19.45	USD	2,500,000	431,398
USD versus MXN	Put	UBS AG	07/31/2025	MXN	19.30	USD	2,500,000	222,278
USD versus ZAR	Put	Goldman Sachs International	05/09/2025	ZAR	17.45	USD	5,000,000	8,060
USD versus ZAR	Put	Goldman Sachs International	07/31/2025	ZAR	18.25	USD	6,250,000	516,381
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/05/2025	ZAR	18.10	USD	4,000,000	525,880
Subtotal — Foreign Currency Put Options Purchased								28,787,384
Total Foreign Currency Options Purchased								$40,257,385

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,645,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.00%	Receive	SONIA	At Maturity	01/26/2026	GBP	400,000,000	$3,554,020
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.87%	Pay	SOFR	At Maturity	10/02/2025	USD	416,665,000	$317,045
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.60	Pay	6 Month EURIBOR	Semi-Annually	02/22/2027	EUR	60,000,000	2,394,055
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	100,000,000	16,495,466
Subtotal — Interest Rate Put Swaptions Purchased										19,206,566
Total Interest Rate Swaptions Purchased										$22,760,586

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,645,000.

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
U.S. Treasury 10 Year Notes	Call	05/23/2025	2,833	USD	112.50	USD	318,712,500	$(1,947,688)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	100.00%	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)%	Quarterly	05/21/2025	4.159%	USD	50,000,000	$(117,615)
J.P. Morgan Chase Bank, N.A.	Put	475.00	Markit iTraxx Europe Crossover Index, Series 43, Version 1	(5.00)	Quarterly	09/17/2025	3.499	EUR	75,000,000	(847,928)
J.P. Morgan Chase Bank, N.A.	Put	400.00	Markit iTraxx Europe Crossover Index, Series 43, Version 1	(5.00)	Quarterly	06/18/2025	3.499	EUR	33,000,000	(231,249)
Total Credit Default Swaptions Written										$(1,196,792)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,645,000.
(b)
Implied credit spreads represent the current level, as of April 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.69	AUD	60,000,000	$(30,708)
EUR versus USD	Call	Goldman Sachs International	07/11/2025	USD	1.20	EUR	125,000,000	(482,169)
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/11/2025	USD	1.20	EUR	100,000,000	(385,736)
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/21/2025	USD	1.22	EUR	62,500,000	(173,893)
GBP versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.35	GBP	1,500,000	(1,524,990)
USD versus BRL	Call	Goldman Sachs International	02/09/2026	BRL	7.00	USD	60,000,000	(845,340)
USD versus BRL	Call	Goldman Sachs International	04/28/2026	BRL	6.80	USD	90,000,000	(2,386,980)
USD versus BRL	Call	Merrill Lynch International	02/05/2026	BRL	7.00	USD	26,250,000	(361,489)
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.65	USD	50,000,000	(190,650)
USD versus IDR	Call	Goldman Sachs International	08/14/2025	IDR	17,000.00	USD	75,000,000	(773,400)
USD versus JPY	Call	Goldman Sachs International	07/21/2025	JPY	145.00	USD	75,000,000	(860,775)
USD versus JPY	Call	Merrill Lynch International	07/21/2025	JPY	148.00	USD	60,000,000	(344,880)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus JPY	Call	Morgan Stanley and Co. International PLC	10/02/2025	JPY	150.00	USD	2,500,000	$(454,092)
USD versus MXN	Call	Goldman Sachs International	09/11/2025	MXN	22.00	USD	2,500,000	(270,632)
USD versus MXN	Call	Goldman Sachs International	03/27/2026	MXN	23.00	USD	6,000,000	(946,572)
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	36.00	USD	50,000,000	(104,150)
USD versus TRY	Call	Goldman Sachs International	02/18/2026	TRY	48.50	USD	20,000,000	(2,095,260)
USD versus TRY	Call	Goldman Sachs International	03/11/2026	TRY	48.20	USD	25,000,000	(2,989,025)
USD versus TRY	Call	Goldman Sachs International	03/20/2026	TRY	51.00	USD	25,000,000	(2,540,100)
USD versus ZAR	Call	Deutsche Bank AG	01/06/2026	ZAR	20.00	USD	25,000,000	(675,400)
USD versus ZAR	Call	Goldman Sachs International	09/17/2025	ZAR	20.00	USD	18,750,000	(268,313)
USD versus ZAR	Call	Goldman Sachs International	09/19/2025	ZAR	20.00	USD	18,750,000	(272,887)
USD versus ZAR	Call	Goldman Sachs International	01/07/2026	ZAR	20.00	USD	16,490,000	(447,324)
USD versus ZAR	Call	Goldman Sachs International	03/11/2026	ZAR	20.00	USD	25,000,000	(858,050)
Subtotal — Foreign Currency Call Options Written								(20,282,815)
Currency Risk
AUD versus USD	Put	Merrill Lynch International	06/11/2025	USD	0.61	AUD	60,000,000	(89,395)
EUR versus USD	Put	Goldman Sachs International	07/11/2025	USD	1.09	EUR	125,000,000	(439,546)
EUR versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/11/2025	USD	1.10	EUR	100,000,000	(388,454)
EUR versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/21/2025	USD	1.12	EUR	62,500,000	(673,621)
USD versus BRL	Put	Goldman Sachs International	02/09/2026	BRL	5.55	USD	60,000,000	(908,460)
USD versus BRL	Put	Goldman Sachs International	04/28/2026	BRL	5.50	USD	90,000,000	(1,264,410)
USD versus BRL	Put	Merrill Lynch International	02/05/2026	BRL	5.40	USD	26,250,000	(255,780)
USD versus CNH	Put	Goldman Sachs International	01/13/2026	CNH	6.90	USD	50,000,000	(310,500)
USD versus JPY	Put	Goldman Sachs International	07/21/2025	JPY	131.00	USD	75,000,000	(337,725)
USD versus JPY	Put	Merrill Lynch International	07/21/2025	JPY	132.00	USD	120,000,000	(592,440)
USD versus MXN	Put	Merrill Lynch International	06/06/2025	MXN	19.20	USD	1,250,000	(573,494)
USD versus THB	Put	Goldman Sachs International	08/14/2025	THB	32.55	USD	50,000,000	(618,400)
USD versus ZAR	Put	Deutsche Bank AG	01/06/2026	ZAR	17.50	USD	25,000,000	(354,150)
USD versus ZAR	Put	Goldman Sachs International	09/17/2025	ZAR	17.50	USD	18,750,000	(147,938)
USD versus ZAR	Put	Goldman Sachs International	09/19/2025	ZAR	17.50	USD	18,750,000	(149,719)
USD versus ZAR	Put	Goldman Sachs International	01/07/2026	ZAR	17.50	USD	16,490,000	(234,389)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	25,000,000	(428,525)
Subtotal — Foreign Currency Put Options Written								(7,766,946)
Total Foreign Currency Options Written								$(28,049,761)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,645,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Barclays Bank PLC	2.23%	6 Month EURIBOR	Receive	Semi-Annually	07/17/2025	EUR	66,000,000	$(348,231)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	337,500,000	(8,562,075)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	40,000,000	(1,559,612)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.17	6 Month EURIBOR	Receive	Semi-Annually	09/14/2026	EUR	50,000,000	(764,083)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.46	SOFR	Receive	Annually	04/22/2030	USD	33,330,000	(2,889,259)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.40	6 Month EURIBOR	Receive	Semi-Annually	04/07/2026	EUR	80,000,000	(4,850,783)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.56%	CORRA	Receive	Semi-Annually	06/26/2025	CAD	66,665,000	$(615,351)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.55	SOFR	Receive	Annually	09/14/2026	USD	50,000,000	(1,530,073)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.80	SOFR	Receive	Annually	10/22/2025	USD	33,330,000	(1,559,565)
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SONIA	Receive	At Maturity	01/26/2026	GBP	400,000,000	(1,937,758)
Subtotal—Interest Rate Call Swaptions Written										(24,616,790)
Interest Rate Risk
10 Year Interest Rate Swap	Put	Barclays Bank PLC	2.73	6 Month EURIBOR	Pay	Semi-Annually	07/17/2025	EUR	66,000,000	(241,781)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.60	6 Month EURIBOR	Pay	Semi-Annually	03/23/2026	EUR	136,670,000	(1,008,635)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.79	SOFR	Pay	Annually	10/02/2025	USD	176,000,000	(290,527)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.17	6 Month EURIBOR	Pay	Semi-Annually	09/14/2026	EUR	50,000,000	(255,847)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.30	6 Month EURIBOR	Pay	Semi-Annually	03/18/2027	EUR	240,000,000	(1,942,044)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.15	6 Month EURIBOR	Pay	Semi-Annually	02/22/2027	EUR	120,000,000	(2,434,994)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.50	6 Month EURIBOR	Pay	Semi-Annually	04/07/2026	EUR	187,500,000	(1,772,311)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.60	6 Month EURIBOR	Pay	Semi-Annually	10/07/2026	EUR	187,500,000	(2,435,052)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.54	SOFR	Pay	Annually	10/23/2025	USD	370,000,000	(1,166,762)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.30	SOFR	Pay	Annually	09/14/2026	USD	50,000,000	(1,063,337)
Subtotal—Interest Rate Put Swaptions Written										(12,611,290)
Total Interest Rate Swaptions Written										$(37,228,080)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,645,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,259	June-2025	$262,058,884	$641,618	$641,618
U.S. Treasury 10 Year Notes	4,227	June-2025	474,348,656	5,208,162	5,208,162
Subtotal—Long Futures Contracts				5,849,780	5,849,780
Short Futures Contracts
Interest Rate Risk
Euro-BTP	508	June-2025	(69,225,459)	(334,658)	(334,658)
U.S. Treasury 10 Year Ultra Notes	26	June-2025	(2,983,094)	(52,056)	(52,056)
U.S. Treasury Ultra Bonds	12	June-2025	(1,452,375)	4,472	4,472
Subtotal—Short Futures Contracts				(382,242)	(382,242)
Total Futures Contracts				$5,467,538	$5,467,538

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco International Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/18/2025	Barclays Bank PLC	USD	16,843,831	EUR	15,511,201	$775,504
06/18/2025	Barclays Bank PLC	USD	6,398,251	NOK	68,915,000	226,130
06/18/2025	Barclays Bank PLC	USD	26,055,811	ZAR	489,510,000	169,772
06/18/2025	BNP Paribas S.A.	USD	112,939,409	JPY	16,435,754,789	2,620,756
06/18/2025	BNP Paribas S.A.	ZAR	209,323,360	USD	11,363,043	148,508
06/18/2025	Deutsche Bank AG	EUR	44,177,319	USD	50,412,862	231,385
06/18/2025	Deutsche Bank AG	USD	28,025,000	GBP	21,699,134	898,602
06/18/2025	Deutsche Bank AG	USD	25,201,328	HUF	9,319,325,019	845,077
06/18/2025	Deutsche Bank AG	ZAR	232,156,213	USD	12,490,000	52,191
08/04/2025	Deutsche Bank AG	EUR	13,000,000	USD	14,926,340	115,472
11/18/2025	Deutsche Bank AG	USD	76,776,000	EUR	70,000,000	3,474,939
05/13/2025	Goldman Sachs International	ZAR	302,148,000	USD	16,500,000	266,791
05/19/2025	Goldman Sachs International	USD	24,600,000	JPY	3,610,788,000	702,077
05/20/2025	Goldman Sachs International	USD	6,000,000	MXN	123,381,000	278,590
06/17/2025	Goldman Sachs International	USD	6,000,000	COP	25,710,000,000	46,929
07/15/2025	Goldman Sachs International	EUR	47,500,000	USD	54,458,750	410,417
07/23/2025	Goldman Sachs International	EUR	20,000,000	USD	23,120,000	351,313
03/19/2027	Goldman Sachs International	USD	250,000,000	INR	22,223,750,000	1,247,564
06/18/2025	HSBC Bank USA	USD	6,027,601	EUR	5,560,000	288,061
06/18/2025	HSBC Bank USA	USD	1,713,570	ZAR	32,310,000	17,443
05/05/2025	J.P. Morgan Chase Bank, N.A.	BRL	127,317,000	USD	22,490,991	56,870
05/05/2025	J.P. Morgan Chase Bank, N.A.	USD	22,091,948	BRL	127,317,000	342,173
05/12/2025	J.P. Morgan Chase Bank, N.A.	USD	30,500,000	CAD	43,486,900	1,061,558
06/18/2025	J.P. Morgan Chase Bank, N.A.	IDR	218,512,790,000	USD	13,233,575	53,542
06/18/2025	J.P. Morgan Chase Bank, N.A.	JPY	3,524,880,000	USD	24,819,201	35,690
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	44,437,339	AUD	70,310,212	623,094
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	8,509,697	COP	36,200,250,000	3,400
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	825,680	CZK	18,845,000	30,738
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	70,632,688	EUR	64,781,000	2,952,725
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	2,649,403	GBP	2,055,500	90,451
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	38,109,133	INR	3,344,838,625	1,295,584
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	20,787,620	MXN	428,710,950	944,803
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	22,765,011	PLN	87,910,000	464,619
07/23/2025	J.P. Morgan Chase Bank, N.A.	EUR	25,750,000	USD	29,792,750	478,065
07/30/2025	J.P. Morgan Chase Bank, N.A.	USD	21,134,400	GBP	17,000,000	1,529,027
10/29/2025	J.P. Morgan Chase Bank, N.A.	EUR	7,000,000	USD	8,053,500	37,367
06/05/2025	Merrill Lynch International	KRW	14,070,000,000	USD	10,000,000	104,468
06/18/2025	Merrill Lynch International	USD	9,394	CNY	68,000	46
06/18/2025	Merrill Lynch International	USD	2,990,404	EUR	2,635,000	2,720
06/18/2025	Merrill Lynch International	USD	42,126,308	KRW	60,968,983,780	788,064
06/18/2025	Merrill Lynch International	USD	20,880,139	ZAR	397,820,000	433,136
10/23/2025	Merrill Lynch International	KRW	19,663,000,000	USD	14,000,000	56,985
05/05/2025	Morgan Stanley and Co. International PLC	BRL	634,113,085	USD	112,004,780	269,746
06/03/2025	Morgan Stanley and Co. International PLC	BRL	506,796,085	USD	88,850,802	207,341
06/18/2025	Morgan Stanley and Co. International PLC	CLP	31,405,767,382	USD	33,479,487	322,535
06/18/2025	Morgan Stanley and Co. International PLC	COP	380,600,959,750	USD	91,019,110	1,514,407
06/18/2025	Morgan Stanley and Co. International PLC	EUR	28,916,140	USD	32,910,000	63,854
06/18/2025	Morgan Stanley and Co. International PLC	PEN	5,238,000	USD	1,427,909	1,198
06/18/2025	Morgan Stanley and Co. International PLC	USD	6,268	INR	540,650	102
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/18/2025	Morgan Stanley and Co. International PLC	USD	805,889	MXN	16,580,000	$34,593
06/18/2025	Morgan Stanley and Co. International PLC	USD	12,536,483	THB	421,188,216	112,277
06/18/2025	Morgan Stanley and Co. International PLC	ZAR	1,641,723,530	USD	89,511,612	1,555,990
06/18/2025	Royal Bank of Canada	USD	6,846,283	CHF	6,000,000	462,115
06/18/2025	Standard Chartered Bank PLC	USD	5,989,311	CNY	43,203,593	8,526
06/18/2025	Standard Chartered Bank PLC	USD	72,061	MXN	1,467,000	2,305
06/18/2025	UBS AG	USD	110,964,209	INR	9,710,600,000	3,433,969
06/18/2025	UBS AG	USD	2,343,503	NZD	4,080,788	83,935
Subtotal—Appreciation						32,625,539
Currency Risk
06/18/2025	Barclays Bank PLC	EUR	18,205,020	USD	20,595,000	(84,272)
06/18/2025	Barclays Bank PLC	JPY	3,040,155,917	USD	20,990,000	(385,405)
06/18/2025	Barclays Bank PLC	NOK	67,075,377	USD	6,405,000	(42,549)
06/18/2025	BNP Paribas S.A.	CHF	8,448,776	USD	9,713,369	(577,800)
06/18/2025	BNP Paribas S.A.	JPY	2,817,448,649	USD	19,360,291	(449,255)
06/18/2025	Citibank, N.A.	GBP	4,015,000	USD	5,178,491	(173,256)
06/18/2025	Deutsche Bank AG	EUR	53,336,019	USD	58,915,000	(1,669,940)
06/18/2025	Deutsche Bank AG	HUF	9,027,943,772	USD	24,413,374	(818,655)
06/18/2025	Deutsche Bank AG	JPY	2,960,163,629	USD	20,595,000	(217,978)
07/11/2025	Deutsche Bank AG	EUR	25,665,000	USD	28,488,150	(707,648)
07/23/2025	Deutsche Bank AG	USD	73,308,333	EUR	63,333,333	(1,207,490)
11/18/2025	Deutsche Bank AG	EUR	32,500,000	USD	34,417,500	(2,841,864)
05/19/2025	Goldman Sachs International	JPY	5,360,592,000	USD	34,800,000	(2,763,576)
06/17/2025	Goldman Sachs International	COP	25,860,000,000	USD	6,000,000	(82,209)
07/24/2025	Goldman Sachs International	JPY	3,773,640,000	USD	24,600,000	(2,037,581)
07/24/2025	Goldman Sachs International	USD	60,000,000	JPY	8,355,000,000	(1,023,259)
03/19/2027	Goldman Sachs International	INR	22,223,750,000	USD	250,000,000	(1,247,564)
06/18/2025	HSBC Bank USA	JPY	2,602,602,000	USD	17,545,595	(753,359)
06/18/2025	HSBC Bank USA	TRY	36,405,000	USD	883,190	(15,719)
05/05/2025	J.P. Morgan Chase Bank, N.A.	BRL	506,796,085	USD	87,938,867	(1,362,048)
05/05/2025	J.P. Morgan Chase Bank, N.A.	USD	89,527,290	BRL	506,796,085	(226,375)
06/18/2025	J.P. Morgan Chase Bank, N.A.	AUD	100,355,000	USD	63,406,346	(909,200)
06/18/2025	J.P. Morgan Chase Bank, N.A.	CZK	17,543,322	USD	768,648	(28,615)
06/18/2025	J.P. Morgan Chase Bank, N.A.	EUR	123,783,824	USD	134,883,540	(5,723,796)
06/18/2025	J.P. Morgan Chase Bank, N.A.	GBP	127,381,493	USD	164,186,311	(5,605,330)
06/18/2025	J.P. Morgan Chase Bank, N.A.	IDR	335,390,000,000	USD	20,222,490	(7,223)
06/18/2025	J.P. Morgan Chase Bank, N.A.	INR	12,793,281,000	USD	145,759,155	(4,955,327)
06/18/2025	J.P. Morgan Chase Bank, N.A.	JPY	880,213,000	USD	5,912,528	(276,270)
06/18/2025	J.P. Morgan Chase Bank, N.A.	MXN	1,386,071,404	USD	67,195,968	(3,067,433)
06/18/2025	J.P. Morgan Chase Bank, N.A.	PLN	86,635,378	USD	22,434,938	(457,881)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	62,219,086	EUR	54,000,000	(879,923)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	32,842,045	IDR	542,287,839,200	(132,877)
07/15/2025	J.P. Morgan Chase Bank, N.A.	USD	19,467,550	EUR	17,000,000	(123,936)
10/02/2025	J.P. Morgan Chase Bank, N.A.	USD	76,162,450	EUR	66,500,000	(131,965)
10/14/2025	J.P. Morgan Chase Bank, N.A.	EUR	20,335,000	USD	22,693,860	(572,134)
06/13/2025	Merrill Lynch International	AUD	40,000,000	USD	25,495,600	(138,073)
06/13/2025	Merrill Lynch International	USD	92,250,900	EUR	81,000,000	(271,421)
06/18/2025	Merrill Lynch International	INR	1,265,752,355	USD	14,695,000	(216,516)
06/18/2025	Merrill Lynch International	KRW	872,784,045	USD	603,047	(11,281)
07/23/2025	Merrill Lynch International	USD	12,000,000	JPY	1,674,048,000	(184,416)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/09/2026	Merrill Lynch International	BRL	11,025,000	USD	1,750,000	$(64,706)
04/09/2026	Merrill Lynch International	AUD	9,000,000	USD	5,460,300	(325,792)
05/05/2025	Morgan Stanley and Co. International PLC	USD	111,964,542	BRL	634,113,085	(229,506)
06/03/2025	Morgan Stanley and Co. International PLC	USD	22,321,044	BRL	127,317,000	(52,088)
06/18/2025	Morgan Stanley and Co. International PLC	CAD	122,088,143	USD	85,018,651	(3,754,725)
06/18/2025	Morgan Stanley and Co. International PLC	NZD	2,208,481	USD	1,260,000	(53,704)
06/18/2025	Morgan Stanley and Co. International PLC	THB	416,259,603	USD	12,389,785	(110,964)
06/18/2025	Morgan Stanley and Co. International PLC	USD	33,574,451	CLP	31,494,849,197	(323,450)
06/18/2025	Morgan Stanley and Co. International PLC	USD	11,414,302	ZAR	209,348,577	(198,416)
10/06/2025	Morgan Stanley and Co. International PLC	JPY	2,353,280,000	USD	16,000,000	(734,286)
06/18/2025	Royal Bank of Canada	USD	2,905,187	GBP	2,175,000	(6,046)
06/18/2025	Standard Chartered Bank PLC	CNY	44,972,320	USD	6,234,245	(9,139)
06/18/2025	UBS AG	EUR	28,309,359	USD	31,490,000	(666,896)
06/18/2025	UBS AG	NZD	1,870,000	USD	1,073,898	(38,463)
Subtotal—Depreciation						(48,949,600)
Total Forward Foreign Currency Contracts						$(16,324,061)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Mexico Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2029	1.290%	USD	3,300,000	$27,035	$38,016	$10,981
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.459	EUR	7,500,000	85,103	163,096	77,993
Subtotal - Appreciation								112,138	201,112	88,974
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.798	USD	8,000,000	(2,517)	(27,336)	(24,819)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.428	EUR	7,500,000	(59,806)	(174,779)	(114,973)
Markit iTraxx Europe Crossover Index, Series 43, Version 1	Buy	(5.00)	Quarterly	06/20/2030	3.499	EUR	30,000,000	(1,295,130)	(2,191,896)	(896,766)
Subtotal - Depreciation								(1,357,453)	(2,394,011)	(1,036,558)
Total Centrally Cleared Credit Default Swap Agreements								$(1,245,315)	$(2,192,899)	$(947,584)

(a)	Centrally cleared swap agreements collateralized by $3,629,568 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of April 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	COOVIBR	Quarterly	(8.54)%	Quarterly	05/27/2032	COP	13,500,000,000	$—	$5,177	$5,177
Pay	SONIA	Annually	3.68	Annually	07/04/2027	GBP	40,000,000	—	152,394	152,394
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	50,000,000,000	—	205,311	205,311
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	27,000,000,000	—	215,271	215,271
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,200,000	—	240,636	240,636
Pay	SOFR	Annually	3.82	Annually	04/30/2035	USD	19,335,000	—	267,829	267,829
Pay	SOFR	Annually	3.81	Annually	04/29/2035	USD	20,665,000	—	284,437	284,437
Pay	KWCDC	Quarterly	2.75	Quarterly	02/19/2035	KRW	16,200,000,000	—	379,198	379,198
Pay	SOFR	Annually	3.81	Annually	04/29/2035	USD	28,335,000	—	380,477	380,477
Pay	28 Day MXN TIIE	28 days	8.90	28 days	12/24/2025	MXN	2,062,000,000	—	398,785	398,785
Pay	6 Month EURIBOR	Semi-Annually	2.18	Annually	05/08/2030	EUR	143,500,000	—	493,962	493,962
Receive	TONAR	At Maturity	(0.64)	At Maturity	04/16/2027	JPY	96,741,460,000	—	497,957	497,957
Pay	28 Day MXN TIIE	28 days	9.42	28 days	12/24/2025	MXN	1,460,000,000	—	530,185	530,185
Receive	6 Month EURIBOR	Semi-Annually	(1.80)	Annually	10/31/2054	EUR	13,200,000	—	579,019	579,019
Pay	6 Month WIBOR	Semi-Annually	4.42	Annually	03/19/2030	PLN	141,000,000	—	701,038	701,038
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	82,252,969	—	891,927	891,927
Receive	6 Month EURIBOR	Semi-Annually	(1.68)	Annually	11/23/2054	EUR	16,400,000	—	912,556	912,556
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	11,760,000	85,632	1,205,453	1,119,821
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	82,611,331	—	1,155,547	1,155,547
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	161,807,673	—	1,306,189	1,306,189
Pay	BZDIOVRA	At Maturity	15.18	At Maturity	01/04/2027	BRL	316,983,268	—	1,359,812	1,359,812
Pay	6 Month EURIBOR	Semi-Annually	2.57	Annually	06/10/2030	EUR	63,334,189	—	1,539,510	1,539,510
Receive	COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	—	2,052,633	2,052,633
Pay	28 Day MXN TIEF	28 days	9.42	28 days	03/13/2030	MXN	1,460,000,000	1,526	4,623,142	4,621,616
Pay	28 Day MXN TIEF	28 days	8.90	28 days	03/13/2030	MXN	2,062,000,000	2,910	4,637,099	4,634,189
Subtotal — Appreciation								90,068	25,015,544	24,925,476
Interest Rate Risk
Receive	SOFR	Annually	(3.79)	Annually	12/31/2031	USD	202,750,000	—	(3,997,565)	(3,997,565)
Receive	SOFR	Annually	(3.72)	Annually	12/31/2031	USD	205,000,000	—	(3,144,196)	(3,144,196)
Pay	6 Month EURIBOR	Semi-Annually	2.12	Annually	12/06/2034	EUR	84,500,000	—	(2,405,234)	(2,405,234)
Receive	28 Day MXN TIEF	28 days	(8.30)	28 days	02/28/2030	MXN	1,267,500,000	—	(1,640,422)	(1,640,422)
Receive	28 Day MXN TIEF	28 days	(8.94)	28 days	03/07/2035	MXN	460,000,000	—	(1,262,706)	(1,262,706)
Receive	SORRA	Semi-Annually	(2.71)	Semi-Annually	02/25/2035	SGD	30,800,000	—	(1,167,894)	(1,167,894)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	60,845,000,000	—	(631,007)	(631,007)
Receive	KWCDC	Quarterly	(2.64)	Quarterly	02/19/2045	KRW	9,000,000,000	—	(371,850)	(371,850)
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,200,000	—	(252,050)	(252,050)
Subtotal — Depreciation								—	(14,872,924)	(14,872,924)
Total Centrally Cleared Interest Rate Swap Agreements								$90,068	$10,142,620	$10,052,552

(a)	Centrally cleared swap agreements collateralized by $3,629,568 cash held with Counterparties.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00%	Quarterly	12/20/2029	0.791%	EUR	32,485,667	$6,175,640	$6,453,011	$277,371
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.191	USD	24,585,577	(1,654,139)	(1,879,414)	(225,275)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.351	USD	19,883,846	(1,931,652)	(2,296,250)	(364,598)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	2.892	EUR	15,000,000	1,696,337	1,550,637	(145,700)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	6.567	EUR	5,000,000	(256,528)	(361,942)	(105,414)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	2.892	EUR	10,000,000	1,163,695	1,033,758	(129,937)
Subtotal—Depreciation									(982,287)	(1,953,211)	(970,924)
Total Over-The-Counter Credit Default Swap Agreements									$5,193,353	$4,499,800	$(693,553)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $34,645,000.
(b)
Implied credit spreads represent the current level, as of April 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
16
Invesco International Bond Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
17
Invesco International Bond Fund

Consolidated Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $991,411,491)*	$961,851,189
Investments in affiliated money market funds, at value (Cost $128,448,921)	128,448,128
Other investments:
Variation margin receivable — futures contracts	238,750
Swaps receivable — OTC	404,572
Unrealized appreciation on swap agreements — OTC	277,371
Premiums paid on swap agreements — OTC	5,193,353
Unrealized appreciation on forward foreign currency contracts outstanding	32,625,539
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	3,629,568
Cash collateral — OTC Derivatives	34,645,000
Cash	43,806,553
Foreign currencies, at value (Cost $11,418,224)	12,540,419
Receivable for:
Investments sold	24,840,621
Fund shares sold	2,252,937
Dividends	204,145
Interest	13,845,356
Investment for trustee deferred compensation and retirement plans	291,143
Other assets	72,805
Total assets	1,265,167,449
Liabilities:
Other investments:
Options written, at value (premiums received $74,120,942)	68,422,321
Variation margin payable — centrally cleared swap agreements	1,337,130
Unrealized depreciation on forward foreign currency contracts outstanding	48,949,600
Swaps payable — OTC	259,405
Unrealized depreciation on swap agreements—OTC	970,924
Payable for:
Investments purchased	36,352,307
Dividends	706,285
Fund shares reacquired	1,177,301
Accrued foreign taxes	106,948
Collateral upon return of securities loaned	14,262,326
Accrued fees to affiliates	486,689
Accrued trustees’ and officers’ fees and benefits	503
Accrued other operating expenses	249,657
Trustee deferred compensation and retirement plans	291,143
Total liabilities	173,572,539
Net assets applicable to shares outstanding	$1,091,594,910
Net assets consist of:
Shares of beneficial interest	$1,325,194,880
Distributable earnings (loss)	(233,599,970)
$1,091,594,910
Net Assets:
Class A	$373,557,873
Class C	$12,354,945
Class R	$34,952,696
Class Y	$443,260,240
Class R5	$1,467,546
Class R6	$226,001,610
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	82,628,611
Class C	2,742,414
Class R	7,752,243
Class Y	98,097,257
Class R5	324,180
Class R6	50,100,466
Class A:
Net asset value per share	$4.52
Maximum offering price per share (Net asset value of $4.52 ÷ 95.75%)	$4.72
Class C:
Net asset value and offering price per share	$4.51
Class R:
Net asset value and offering price per share	$4.51
Class Y:
Net asset value and offering price per share	$4.52
Class R5:
Net asset value and offering price per share	$4.53
Class R6:
Net asset value and offering price per share	$4.51

*	At April 30, 2025, securities with an aggregate value of $13,917,084 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
18
Invesco International Bond Fund

Consolidated Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $671,139)	$29,885,128
Dividends (net of foreign withholding taxes of $1,371)	18,214
Dividends from affiliated money market funds (includes net securities lending income of $18,831)	582,112
Total investment income	30,485,454
Expenses:
Advisory fees	3,460,121
Administrative services fees	75,210
Custodian fees	198,000
Distribution fees:
Class A	451,127
Class C	60,840
Class R	85,825
Transfer agent fees — A, C, R and Y	862,158
Transfer agent fees — R5	694
Transfer agent fees — R6	32,541
Trustees’ and officers’ fees and benefits	13,615
Registration and filing fees	47,348
Reports to shareholders	60,776
Professional services fees	67,540
Other	13,122
Total expenses	5,428,917
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(702,810)
Net expenses	4,726,107
Net investment income	25,759,347
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $57,797)	22,686,730
Affiliated investment securities	(938)
Foreign currencies	(1,406,580)
Forward foreign currency contracts	(10,224,774)
Futures contracts	4,405,027
Option contracts written	14,499,941
Swap agreements	975,193
30,934,599
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $106,948)	4,831,779
Affiliated investment securities	(292)
Foreign currencies	672,138
Forward foreign currency contracts	(11,956,993)
Futures contracts	6,036,572
Option contracts written	16,453,249
Swap agreements	12,506,908
28,543,361
Net realized and unrealized gain	59,477,960
Net increase in net assets resulting from operations	$85,237,307
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
19
Invesco International Bond Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$25,759,347	$62,466,081
Net realized gain (loss)	30,934,599	(32,274,738)
Change in net unrealized appreciation	28,543,361	71,693,433
Net increase in net assets resulting from operations	85,237,307	101,884,776
Distributions to shareholders from distributable earnings:
Class A	(9,004,952)	(4,032,043)
Class C	(251,549)	(117,140)
Class R	(797,020)	(358,804)
Class Y	(10,524,894)	(4,566,587)
Class R5	(35,670)	(14,052)
Class R6	(5,758,442)	(2,898,513)
Total distributions from distributable earnings	(26,372,527)	(11,987,139)
Return of capital:
Class A	—	(15,602,891)
Class C	—	(453,301)
Class R	—	(1,388,472)
Class Y	—	(17,671,430)
Class R5	—	(54,379)
Class R6	—	(11,216,443)
Total return of capital	—	(46,386,916)
Total distributions	(26,372,527)	(58,374,055)
Share transactions–net:
Class A	(22,306,197)	(48,101,160)
Class C	(652,718)	(2,931,517)
Class R	(1,815,302)	(4,856,921)
Class Y	3,820,476	(33,080,296)
Class R5	22,759	216,263
Class R6	(3,122,233)	(147,508,354)
Net increase (decrease) in net assets resulting from share transactions	(24,053,215)	(236,261,985)
Net increase (decrease) in net assets	34,811,565	(192,751,264)
Net assets:
Beginning of period	1,056,783,345	1,249,534,609
End of period	$1,091,594,910	$1,056,783,345
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
20
Invesco International Bond Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$4.28	$0.10	$0.25	$0.35	$(0.11)	$—	$(0.11)	$4.52	8.19%	$373,558	1.04%(d)	1.21%(d)	4.77%(d)	33%
Year ended 10/31/24	4.15	0.23	0.11	0.34	(0.04)	(0.17)	(0.21)	4.28	8.28 (e)	375,296	1.04 (e)	1.17 (e)	5.23 (e)	102
Year ended 10/31/23	3.96	0.21	0.17	0.38	(0.04)	(0.15)	(0.19)	4.15	9.40 (e)	409,561	1.03 (e)	1.14 (e)	4.95 (e)	78
Year ended 10/31/22	5.08	0.15	(1.13)	(0.98)	—	(0.14)	(0.14)	3.96	(19.50)	449,632	1.16 (f)	1.18 (f)	3.21 (f)	90
Year ended 10/31/21	5.41	0.15	(0.33)	(0.18)	—	(0.15)	(0.15)	5.08	(3.54)	690,866	1.01	1.07	2.73	197
Year ended 10/31/20	5.53	0.17	(0.10)	0.07	(0.12)	(0.07)	(0.19)	5.41	1.35	894,798	1.00	1.04	3.17	162
Class C
Six months ended 04/30/25	4.26	0.09	0.25	0.34	(0.09)	—	(0.09)	4.51	8.05	12,355	1.79 (d)	1.96 (d)	4.02 (d)	33
Year ended 10/31/24	4.13	0.19	0.12	0.31	(0.04)	(0.14)	(0.18)	4.26	7.50	12,327	1.79	1.93	4.48	102
Year ended 10/31/23	3.94	0.18	0.16	0.34	(0.03)	(0.12)	(0.15)	4.13	8.61	14,744	1.79	1.90	4.19	78
Year ended 10/31/22	5.06	0.11	(1.12)	(1.01)	—	(0.11)	(0.11)	3.94	(20.21)	17,454	1.91 (f)	1.93 (f)	2.46 (f)	90
Year ended 10/31/21	5.39	0.11	(0.33)	(0.22)	—	(0.11)	(0.11)	5.06	(4.29)	30,414	1.76	1.82	1.98	197
Year ended 10/31/20	5.51	0.13	(0.10)	0.03	(0.09)	(0.06)	(0.15)	5.39	0.58	64,440	1.75	1.79	2.42	162
Class R
Six months ended 04/30/25	4.27	0.10	0.24	0.34	(0.10)	—	(0.10)	4.51	8.07	34,953	1.29 (d)	1.46 (d)	4.52 (d)	33
Year ended 10/31/24	4.13	0.22	0.12	0.34	(0.04)	(0.16)	(0.20)	4.27	8.28	34,849	1.29	1.43	4.98	102
Year ended 10/31/23	3.95	0.20	0.15	0.35	(0.04)	(0.13)	(0.17)	4.13	8.87	38,381	1.29	1.40	4.69	78
Year ended 10/31/22	5.06	0.14	(1.12)	(0.98)	—	(0.13)	(0.13)	3.95	(19.59)	40,962	1.41 (f)	1.43 (f)	2.96 (f)	90
Year ended 10/31/21	5.39	0.14	(0.34)	(0.20)	—	(0.13)	(0.13)	5.06	(3.80)	60,913	1.26	1.32	2.48	197
Year ended 10/31/20	5.51	0.15	(0.10)	0.05	(0.10)	(0.07)	(0.17)	5.39	1.09	79,763	1.25	1.29	2.92	162
Class Y
Six months ended 04/30/25	4.28	0.11	0.24	0.35	(0.11)	—	(0.11)	4.52	8.32	443,260	0.79 (d)	0.96 (d)	5.02 (d)	33
Year ended 10/31/24	4.14	0.24	0.12	0.36	(0.05)	(0.17)	(0.22)	4.28	8.81	416,278	0.79	0.93	5.48	102
Year ended 10/31/23	3.96	0.22	0.16	0.38	(0.04)	(0.16)	(0.20)	4.14	9.40	435,275	0.79	0.90	5.19	78
Year ended 10/31/22	5.08	0.16	(1.12)	(0.96)	—	(0.16)	(0.16)	3.96	(19.28)	497,025	0.91 (f)	0.93 (f)	3.46 (f)	90
Year ended 10/31/21	5.40	0.16	(0.32)	(0.16)	—	(0.16)	(0.16)	5.08	(3.11)	936,624	0.76	0.82	2.98	197
Year ended 10/31/20	5.53	0.18	(0.11)	0.07	(0.12)	(0.08)	(0.20)	5.40	1.41	1,105,508	0.75	0.79	3.42	162
Class R5
Six months ended 04/30/25	4.28	0.11	0.25	0.36	(0.11)	—	(0.11)	4.53	8.56	1,468	0.79 (d)	0.85 (d)	5.02 (d)	33
Year ended 10/31/24	4.15	0.24	0.11	0.35	(0.05)	(0.17)	(0.22)	4.28	8.56	1,367	0.79	0.84	5.48	102
Year ended 10/31/23	3.96	0.22	0.17	0.39	(0.04)	(0.16)	(0.20)	4.15	9.66	1,118	0.78	0.81	5.20	78
Year ended 10/31/22	5.08	0.15	(1.11)	(0.96)	—	(0.16)	(0.16)	3.96	(19.23)	964	0.84 (f)	0.84 (f)	3.53 (f)	90
Year ended 10/31/21	5.41	0.16	(0.32)	(0.16)	—	(0.17)	(0.17)	5.08	(3.16)	70	0.64	0.64	3.10	197
Year ended 10/31/20	5.53	0.19	(0.11)	0.08	(0.12)	(0.08)	(0.20)	5.41	1.71	10	0.61	0.62	3.56	162
Class R6
Six months ended 04/30/25	4.27	0.11	0.24	0.35	(0.11)	—	(0.11)	4.51	8.35	226,002	0.78 (d)	0.78 (d)	5.03 (d)	33
Year ended 10/31/24	4.14	0.24	0.11	0.35	(0.05)	(0.17)	(0.22)	4.27	8.60	216,666	0.77	0.77	5.50	102
Year ended 10/31/23	3.95	0.22	0.17	0.39	(0.04)	(0.16)	(0.20)	4.14	9.75	350,456	0.74	0.74	5.24	78
Year ended 10/31/22	5.07	0.17	(1.13)	(0.96)	—	(0.16)	(0.16)	3.95	(19.25)	284,792	0.78 (f)	0.78 (f)	3.59 (f)	90
Year ended 10/31/21	5.40	0.17	(0.33)	(0.16)	—	(0.17)	(0.17)	5.07	(3.17)	469,683	0.64	0.65	3.10	197
Year ended 10/31/20	5.52	0.19	(0.10)	0.09	(0.13)	(0.08)	(0.21)	5.40	1.75	574,695	0.61	0.62	3.56	162

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
October 31, 2024 and 2023, respectively.

(f)	Ratios include interest, facilities and maintenance fees of 0.15% for the year ended October 31, 2022.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
21
Invesco International Bond Fund

Notes to Consolidated Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco International Bond Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
22
Invesco International Bond Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced
23
Invesco International Bond Fund

disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified
24
Invesco International Bond Fund

underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
O.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
25
Invesco International Bond Fund

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
R.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
T.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of
26
Invesco International Bond Fund

certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Next $10 billion	0.480%
Over $15 billion	0.450%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.66%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least February 28, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.04%, 1.79%, 1.29%, 0.79%, 0.79% and 0.79%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $13,979 and reimbursed class level expenses of $292,542, $9,977, $28,150, $335,881, $417 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $6,256 in front-end sales commissions from the sale of Class A shares and $0 and $295 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
27
Invesco International Bond Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$522,495,950	$—	$522,495,950
U.S. Dollar Denominated Bonds & Notes	—	152,693,691	588,000	153,281,691
Asset-Backed Securities	—	79,169,094	12,956,531	92,125,625
U.S. Treasury Securities	—	80,889,956	—	80,889,956
Common Stocks & Other Equity Interests	48,743,815	—	—	48,743,815
Commercial Paper	—	—	1,296,181	1,296,181
Money Market Funds	114,186,595	14,261,533	—	128,448,128
Options Purchased	—	63,017,971	—	63,017,971
Total Investments in Securities	162,930,410	912,528,195	14,840,712	1,090,299,317
Other Investments - Assets*
Futures Contracts	5,854,252	—	—	5,854,252
Forward Foreign Currency Contracts	—	32,625,539	—	32,625,539
Swap Agreements	—	25,291,821	—	25,291,821
	5,854,252	57,917,360	—	63,771,612
Other Investments - Liabilities*
Futures Contracts	(386,714)	—	—	(386,714)
Forward Foreign Currency Contracts	—	(48,949,600)	—	(48,949,600)
Options Written	(1,947,688)	(66,474,633)	—	(68,422,321)
Swap Agreements	—	(16,880,406)	—	(16,880,406)
	(2,334,402)	(132,304,639)	—	(134,639,041)
Total Other Investments	3,519,850	(74,387,279)	—	(70,867,429)
Total Investments	$166,450,260	$838,140,916	$14,840,712	$1,019,431,888

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2025:
	Value 10/31/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/25
Asset-Backed Securities	$13,006,825	$—	$—	$—	$—	$(50,294)	$—	$—	$12,956,531
Commercial Paper	—	1,235,276	—	53,002	—	7,903	—	—	1,296,181
U.S. Dollar Denominated Bonds & Notes	700,700	—	—	—	—	(112,700)	—	—	588,000
Total	$13,707,525	$1,235,276	$—	$53,002	$—	$(155,091)	$—	$—	$14,840,712
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Invesco International Bond Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 04/30/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Asset-Backed Securities	$12,956,531	Restructured Allocated Value	Cost	$95	-
Commercial Paper	1,296,181	Daily Accretion to Par	Accretion Rate	12%	-
U.S. Dollar Denominated Bonds & Notes	588,000	Third-Party Pricing	Broker Quote	6% of Par	-
Total	$14,840,712
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$5,854,252	$5,854,252
Unrealized appreciation on swap agreements — Centrally Cleared(a)	88,974	—	24,925,476	25,014,450
Unrealized appreciation on forward foreign currency contracts outstanding	—	32,625,539	—	32,625,539
Unrealized appreciation on swap agreements — OTC	277,371	—	—	277,371
Options purchased, at value — OTC(b)	—	40,257,385	22,760,586	63,017,971
Total Derivative Assets	366,345	72,882,924	53,540,314	126,789,583
Derivatives not subject to master netting agreements	(88,974)	—	(30,779,728)	(30,868,702)
Total Derivative Assets subject to master netting agreements	$277,371	$72,882,924	$22,760,586	$95,920,881
	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(386,714)	$(386,714)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(1,036,558)	—	(14,872,924)	(15,909,482)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(48,949,600)	—	(48,949,600)
Unrealized depreciation on swap agreements — OTC	(970,924)	—	—	(970,924)
Options written, at value — OTC	(1,196,792)	(28,049,761)	(37,228,080)	(66,474,633)
Options written, at value — Exchange-Traded(a)	—	—	(1,947,688)	(1,947,688)
Total Derivative Liabilities	(3,204,274)	(76,999,361)	(54,435,406)	(134,639,041)
Derivatives not subject to master netting agreements	1,036,558	—	17,207,326	18,243,884
Total Derivative Liabilities subject to master netting agreements	$(2,167,716)	$(76,999,361)	$(37,228,080)	$(116,395,157)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
29
Invesco International Bond Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$1,171,406	$—	$—	$1,171,406	$(512,226)	$(590,012)	$—	$(1,102,238)	$69,168	$—	$—	$69,168
BNP Paribas S.A.	2,769,264	—	—	2,769,264	(1,027,055)	(1,126,250)	—	(2,153,305)	615,959	(615,959)	—	—
Citibank, N.A.	−	—	—	—	(173,256)	—	—	(173,256)	(173,256)	—	—	(173,256)
Deutsche Bank AG	5,617,666	2,225,755	—	7,843,421	(7,463,575)	(1,029,550)	—	(8,493,125)	(649,704)	—	649,704	—
Goldman Sachs International	3,303,681	18,697,357	—	22,001,038	(7,154,189)	(29,733,314)	(368,692)	(37,256,195)	(15,255,157)	—	14,500,000	(755,157)
HSBC Bank USA	305,504	—	—	305,504	(769,078)	—	—	(769,078)	(463,574)	—	420,000	(43,574)
J.P. Morgan Chase Bank, N.A.	9,999,706	27,142,420	681,943	37,824,069	(24,460,333)	(19,213,020)	(861,637)	(44,534,990)	(6,710,921)	—	6,710,921	—
Merrill Lynch International	1,385,419	8,463,318	—	9,848,737	(1,212,205)	(2,863,537)	—	(4,075,742)	5,772,995	—	(2,780,000)	2,992,995
Morgan Stanley and Co. International PLC	4,082,043	5,835,445	—	9,917,488	(5,457,139)	(11,918,950)	—	(17,376,089)	(7,458,601)	—	7,458,601	—
Royal Bank of Canada	462,115	—	—	462,115	(6,046)	—	—	(6,046)	456,069	(456,069)	—	—
Standard Chartered Bank PLC	10,831	—	—	10,831	(9,139)	—	—	(9,139)	1,692	—	—	1,692
UBS AG	3,517,904	653,676	—	4,171,580	(705,359)	—	—	(705,359)	3,466,221	(2,073,146)	—	1,393,075
Total	$32,625,539	$63,017,971	$681,943	$96,325,453	$(48,949,600)	$(66,474,633)	$(1,230,329)	$(116,654,562)	$(20,329,109)	$(3,145,174)	$26,959,226	$3,484,943
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(10,224,774)	$-	$(10,224,774)
Futures contracts	-	-	4,405,027	4,405,027
Options purchased(a)	-	20,768,547	896,362	21,664,909
Options written	-	7,694,676	6,805,265	14,499,941
Swap agreements	3,670,118	-	(2,694,925)	975,193
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(11,956,993)	-	(11,956,993)
Futures contracts	-	-	6,036,572	6,036,572
Options purchased(a)	-	3,308,582	1,336,479	4,645,061
Options written	2,048,487	4,843,567	9,561,195	16,453,249
Swap agreements	(1,840,896)	-	14,347,804	12,506,908
Total	$3,877,709	$14,433,605	$40,693,779	$59,005,093

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Foreign Currency Options Purchased	Future Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$3,606,777,133	$944,391,465	$710,929,941	$1,004,982,576	$145,921,913	$4,305,081,077	$1,236,043,132	$2,872,487,117
Average contracts	—	—	—	—	1,207	—	—	—

30
Invesco International Bond Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $21,864.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$181,958,651	$59,019,763	$240,978,414
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $267,430,382 and $330,400,713, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$124,415,838
Aggregate unrealized (depreciation) of investments	(146,303,431)
Net unrealized appreciation (depreciation) of investments	$(21,887,593)
Cost of investments for tax purposes is $1,046,512,834.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,105,892	$13,639,289	6,100,078	$26,435,503
Class C	319,051	1,398,033	416,247	1,809,354
Class R	530,908	2,320,707	1,207,678	5,231,689
Class Y	17,942,119	79,066,897	20,454,181	89,060,288
Class R5	34,446	151,435	88,997	387,185
Class R6	4,769,711	20,896,012	7,557,467	32,690,974
31
Invesco International Bond Fund

	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	1,715,948	$7,544,742	3,759,730	$16,335,302
Class C	51,562	225,933	115,341	499,426
Class R	180,237	790,684	399,610	1,731,622
Class Y	1,801,018	7,920,288	3,821,315	16,597,238
Class R5	8,048	35,463	15,635	68,011
Class R6	1,241,182	5,445,545	3,110,358	13,514,695
Automatic conversion of Class C shares to Class A shares:
Class A	219,009	963,898	435,588	1,890,483
Class C	(219,743)	(963,898)	(437,293)	(1,890,483)
Reacquired:
Class A	(10,144,555)	(44,454,126)	(21,346,649)	(92,762,448)
Class C	(300,392)	(1,312,786)	(772,005)	(3,349,814)
Class R	(1,127,656)	(4,926,693)	(2,722,214)	(11,820,232)
Class Y	(19,002,464)	(83,166,709)	(31,963,319)	(138,737,822)
Class R5	(37,513)	(164,139)	(54,579)	(238,933)
Class R6	(6,667,463)	(29,463,790)	(44,569,942)	(193,714,023)
Net increase (decrease) in share activity	(5,580,655)	$(24,053,215)	(54,383,776)	$(236,261,985)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32
Invesco International Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
33
Invesco International Bond Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-IBD-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Multi-Asset Income Fund
Nasdaq:
A: PIAFX ■ C: PICFX ■ R: PIRFX ■ Y: PIYFX ■ R5: IPNFX ■ R6: PIFFX

2	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
32	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Exchange-Traded Funds–47.95%
Invesco MSCI EAFE Income Advantage ETF(b)(c)	1,900,000	$94,265,460
Invesco QQQ Income Advantage ETF(b)	2,150,000	98,405,500
Invesco S&P 500 Equal Weight Income Advantage ETF(b)(c)	4,515,000	215,004,300
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	213,000	19,161,480
Total Exchange-Traded Funds (Cost $438,264,832)		426,836,740
Principal Amount
U.S. Treasury Securities–27.97%
U.S. Treasury Bills–0.14%
4.23% - 4.25%, 05/29/2025(d)(e)	$1,253,000	1,248,893
U.S. Treasury Bonds–14.49%
5.25%, 11/15/2028	7,000,000	7,371,601
4.63%, 02/15/2055	122,900,000	121,632,594
		129,004,195
U.S. Treasury Notes–13.34%
4.63%, 06/30/2026	2,500,000	2,522,559
1.25%, 12/31/2026	14,300,000	13,746,434
2.50%, 03/31/2027	5,900,000	5,779,926
4.50%, 04/15/2027	21,700,000	22,061,525
2.63%, 05/31/2027	1,050,000	1,029,574
4.63%, 06/15/2027	1,800,000	1,837,969
0.63%, 12/31/2027	5,000,000	4,626,270
2.88%, 05/15/2028	25,500,000	24,974,062
3.75%, 12/31/2028	6,000,000	6,022,734
4.63%, 04/30/2029	22,700,000	23,508,687
4.25%, 06/30/2029	2,500,000	2,555,371
3.63%, 08/31/2029	6,000,000	5,987,930
4.38%, 12/31/2029	4,000,000	4,114,453
		118,767,494
Total U.S. Treasury Securities (Cost $246,985,280)		249,020,582
U.S. Dollar Denominated Bonds & Notes–17.57%
Advertising–0.09%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(c)(f)	220,000	177,367
Belo Corp., 7.25%, 09/15/2027	573,000	588,834
		766,201
Aerospace & Defense–0.16%
Boeing Co. (The),
2.25%, 06/15/2026	59,000	57,345
2.80%, 03/01/2027	900,000	868,394
Moog, Inc., 4.25%, 12/15/2027(f)	500,000	482,778
		1,408,517
Agricultural & Farm Machinery–0.20%
CNH Industrial Capital LLC,
4.55%, 04/10/2028	155,000	154,763
5.10%, 04/20/2029	200,000	202,665
Principal Amount		Value
Agricultural & Farm Machinery–(continued)
John Deere Capital Corp.,
4.85%, 03/05/2027	$190,000	$193,118
4.95%, 07/14/2028(c)	620,000	636,615
4.50%, 01/16/2029	200,000	202,261
4.85%, 06/11/2029	200,000	205,114
Titan International, Inc., 7.00%, 04/30/2028(c)	160,000	156,802
		1,751,338
Agricultural Products & Services–0.03%
Darling Ingredients, Inc., 5.25%, 04/15/2027(c)(f)	300,000	297,005
Air Freight & Logistics–0.05%
Rand Parent LLC, 8.50%, 02/15/2030(f)	500,000	465,529
Alternative Carriers–0.03%
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(f)	280,000	276,113
Aluminum–0.02%
Novelis Corp., 3.25%, 11/15/2026(f)	156,000	151,456
Apparel Retail–0.08%
Foot Locker, Inc., 4.00%, 10/01/2029(c)(f)	200,000	162,370
Ross Stores, Inc., 0.88%, 04/15/2026	190,000	183,468
Victoria’s Secret & Co., 4.63%, 07/15/2029(c)(f)	412,000	359,801
		705,639
Apparel, Accessories & Luxury Goods–0.01%
Tapestry, Inc., 4.13%, 07/15/2027	59,000	58,569
Application Software–0.10%
Cloud Software Group, Inc., 9.00%, 09/30/2029(f)	400,000	403,412
Open Text Holdings, Inc. (Canada),
4.13%, 02/15/2030(f)	320,000	296,139
4.13%, 12/01/2031(f)	257,000	230,189
		929,740
Asset Management & Custody Banks–0.14%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	400,000	391,693
Ares Capital Corp., 2.88%, 06/15/2028	110,000	102,149
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	400,000	393,650
State Street Corp., 4.73%, 02/28/2030	400,000	404,891
		1,292,383
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Multi-Asset Income Fund

Principal Amount		Value
Automobile Manufacturers–0.41%
American Honda Finance Corp., 2.35%, 01/08/2027	$95,000	$92,090
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	500,000	505,377
6.80%, 05/12/2028	300,000	304,614
5.11%, 05/03/2029	300,000	287,851
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(f)	212,000	202,746
PACCAR Financial Corp.,
5.05%, 08/10/2026(c)	200,000	202,644
4.60%, 01/31/2029(c)	230,000	232,903
Toyota Motor Corp. (Japan), 5.12%, 07/13/2028(c)	460,000	472,171
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	100,000	98,503
1.15%, 08/13/2027(c)	300,000	281,024
4.65%, 01/05/2029(c)	500,000	505,528
3.65%, 01/08/2029	460,000	449,751
		3,635,202
Automotive Parts & Equipment–0.37%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(f)	210,000	212,033
ANGI Group LLC, 3.88%, 08/15/2028(c)(f)	330,000	301,080
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(g)	210,000	196,932
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 07/15/2027(f)	600,000	583,644
IHO Verwaltungs GmbH (Germany),
7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(f)(h)	300,000	290,858
8.75% PIK Rate, 8.00% Cash Rate, 11/15/2032(f)(h)	200,000	191,742
Tenneco, Inc., 8.00%, 11/17/2028(f)	660,000	631,157
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	160,000	157,866
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(f)	200,000	191,241
7.13%, 04/14/2030(f)	600,000	552,766
		3,309,319
Automotive Retail–0.08%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	560,000	503,962
Sonic Automotive, Inc., 4.63%, 11/15/2029(f)	180,000	169,044
		673,006
Biotechnology–0.09%
AbbVie, Inc.,
2.95%, 11/21/2026	570,000	560,544
4.80%, 03/15/2029	230,000	234,633
		795,177
Broadcasting–0.23%
AMC Networks, Inc., 10.25%, 01/15/2029(c)(f)	300,000	308,801
Gray Media, Inc., 10.50%, 07/15/2029(f)	500,000	513,771
Principal Amount		Value
Broadcasting–(continued)
Paramount Global,
3.70%, 06/01/2028	$125,000	$121,558
6.38%, 03/30/2062(c)(g)	680,000	654,616
Univision Communications, Inc.,
8.00%, 08/15/2028(f)	200,000	194,459
8.50%, 07/31/2031(c)(f)	300,000	283,520
		2,076,725
Broadline Retail–0.29%
Amazon.com, Inc., 3.30%, 04/13/2027(c)	150,000	148,521
GrubHub Holdings, Inc., 5.50%, 07/01/2027(f)	289,000	261,482
Kohl’s Corp., 5.13%, 05/01/2031(c)	350,000	222,684
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(c)(f)	160,000	149,189
6.13%, 03/15/2032(f)	300,000	270,595
6.70%, 07/15/2034(f)	437,000	366,578
Nordstrom, Inc., 6.95%, 03/15/2028	160,000	161,959
QVC, Inc., 6.88%, 04/15/2029(c)(f)	138,000	91,787
Rakuten Group, Inc. (Japan),
11.25%, 02/15/2027(f)	500,000	536,000
9.75%, 04/15/2029(f)	350,000	370,168
		2,578,963
Building Products–0.23%
Adams Homes, Inc., 9.25%, 10/15/2028(f)	285,000	286,683
Builders FirstSource, Inc., 4.25%, 02/01/2032(c)(f)	310,000	279,476
JELD-WEN, Inc., 4.88%, 12/15/2027(c)(f)	480,000	443,956
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(c)(f)	480,000	433,762
Standard Industries, Inc.,
4.75%, 01/15/2028(f)	320,000	313,460
4.38%, 07/15/2030(f)	320,000	298,758
		2,056,095
Cable & Satellite–0.83%
Cable One, Inc., 4.00%, 11/15/2030(c)(f)	350,000	285,073
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 02/01/2031(f)	160,000	144,711
4.50%, 05/01/2032	755,000	671,296
4.50%, 06/01/2033(f)	490,000	426,696
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.25%, 01/15/2029(c)	230,000	208,742
Comcast Corp.,
3.30%, 04/01/2027	230,000	226,661
5.35%, 11/15/2027(c)	300,000	309,302
4.55%, 01/15/2029(c)	200,000	202,217
CSC Holdings LLC,
11.75%, 01/31/2029(f)	360,000	340,576
5.75%, 01/15/2030(f)	452,000	227,157
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Multi-Asset Income Fund

Principal Amount		Value
Cable & Satellite–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(f)	$850,000	$822,280
Discovery Communications LLC, 3.95%, 03/20/2028	300,000	287,008
DISH DBS Corp.,
7.75%, 07/01/2026	413,000	359,484
5.75%, 12/01/2028(f)	380,000	319,853
DISH Network Corp., 11.75%, 11/15/2027(f)	530,000	557,488
LCPR Senior Secured Financing DAC (Puerto Rico), 6.75%, 10/15/2027(f)	400,000	329,196
Scripps Escrow, Inc., 5.88%, 07/15/2027(f)	430,000	341,039
Sirius XM Radio LLC, 4.00%, 07/15/2028(f)	820,000	772,105
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(f)	400,000	392,078
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(f)	200,000	179,991
		7,402,953
Cargo Ground Transportation–0.11%
Ryder System, Inc.,
4.95%, 09/01/2029	400,000	403,337
4.90%, 12/01/2029	560,000	561,898
		965,235
Casinos & Gaming–0.23%
International Game Technology PLC, 6.25%, 01/15/2027(f)	241,000	242,305
Melco Resorts Finance Ltd. (Hong Kong),
5.75%, 07/21/2028(f)	319,000	301,660
5.38%, 12/04/2029(c)(f)	300,000	272,063
MGM China Holdings Ltd. (Macau), 4.75%, 02/01/2027(f)	446,000	435,566
Wynn Macau Ltd. (Macau),
5.50%, 10/01/2027(f)	300,000	292,623
5.63%, 08/26/2028(c)(f)	520,000	496,802
		2,041,019
Commercial & Residential Mortgage Finance–0.04%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(f)	357,000	344,813
Commercial Printing–0.11%
Deluxe Corp., 8.13%, 09/15/2029(f)	400,000	401,037
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(f)	600,000	571,960
		972,997
Commodity Chemicals–0.10%
Cabot Corp., 4.00%, 07/01/2029	400,000	387,094
Methanex Corp. (Canada), 5.13%, 10/15/2027	540,000	530,542
		917,636
Principal Amount		Value
Communications Equipment–0.12%
Juniper Networks, Inc., 3.75%, 08/15/2029	$400,000	$387,808
Viasat, Inc., 5.63%, 04/15/2027(c)(f)	680,000	666,917
		1,054,725
Computer & Electronics Retail–0.02%
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	170,000	171,016
Construction & Engineering–0.04%
AECOM, 5.13%, 03/15/2027	320,000	319,580
Construction Machinery & Heavy Transportation Equipment– 0.06%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	130,000	121,540
Terex Corp., 6.25%, 10/15/2032(f)	300,000	287,437
Wabtec Corp., 3.45%, 11/15/2026	135,000	133,091
		542,068
Construction Materials–0.10%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(f)	277,000	240,529
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(f)	600,000	616,138
		856,667
Consumer Electronics–0.01%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	75,000	73,168
Consumer Finance–0.70%
Ally Financial, Inc., 6.99%, 06/13/2029(g)	500,000	519,605
American Express Co.,
1.65%, 11/04/2026	330,000	317,598
3.30%, 05/03/2027	130,000	127,820
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(f)	335,000	352,709
Discover Bank,
3.45%, 07/27/2026	550,000	541,585
4.65%, 09/13/2028(c)	500,000	499,279
General Motors Financial Co., Inc.,
1.50%, 06/10/2026	61,000	58,773
2.40%, 10/15/2028	230,000	211,024
5.80%, 01/07/2029(c)	500,000	510,465
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(f)	450,000	448,932
goeasy Ltd. (Canada),
7.63%, 07/01/2029(f)	300,000	302,734
7.38%, 10/01/2030(f)	450,000	442,798
Navient Corp.,
5.00%, 03/15/2027	210,000	208,077
5.50%, 03/15/2029(c)	160,000	151,660
9.38%, 07/25/2030	250,000	266,124
5.63%, 08/01/2033(c)	290,000	248,907
OneMain Finance Corp., 3.50%, 01/15/2027	635,000	608,454
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Multi-Asset Income Fund

Principal Amount		Value
Consumer Finance–(continued)
PRA Group, Inc., 8.38%, 02/01/2028(f)	$441,000	$445,686
		6,262,230
Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(c)	75,000	74,868
Data Processing & Outsourced Services–0.08%
Concentrix Corp.,
6.65%, 08/02/2026(c)	230,000	234,351
6.60%, 08/02/2028(c)	500,000	523,371
		757,722
Distillers & Vintners–0.03%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	115,678
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	200,000	184,263
		299,941
Distributors–0.03%
Resideo Funding, Inc., 4.00%, 09/01/2029(f)	250,000	230,371
Diversified Banks–1.94%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029(c)	200,000	205,365
Banco Santander S.A. (Spain), 5.57%, 01/17/2030	400,000	413,386
Bank of America Corp.,
1.73%, 07/22/2027(g)	630,000	609,196
5.93%, 09/15/2027(g)	300,000	305,805
3.71%, 04/24/2028(g)	230,000	226,775
3.59%, 07/21/2028(g)	170,000	166,899
3.42%, 12/20/2028(g)	460,000	447,513
4.27%, 07/23/2029(g)	570,000	566,506
Series L, 4.18%, 11/25/2027	100,000	99,494
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	400,000	414,576
Citigroup, Inc.,
3.20%, 10/21/2026	200,000	196,703
1.46%, 06/09/2027(g)	140,000	135,263
3.98%, 03/20/2030(g)	300,000	292,068
Comerica, Inc., 4.00%, 02/01/2029(c)	500,000	477,450
Freedom Mortgage Corp., 6.63%, 01/15/2027(f)	300,000	298,056
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(g)	200,000	193,730
5.21%, 08/11/2028(g)	600,000	607,550
4.58%, 06/19/2029(g)	800,000	797,739
2.21%, 08/17/2029(g)	400,000	369,131
Huntington National Bank (The),
4.55%, 05/17/2028(c)(g)	250,000	249,608
5.65%, 01/10/2030(c)	250,000	258,073
ING Groep N.V. (Netherlands), 1.73%, 04/01/2027(g)	460,000	448,132
JPMorgan Chase & Co.,
4.25%, 10/01/2027	75,000	75,291
2.18%, 06/01/2028(g)	75,000	71,777
3.70%, 05/06/2030(g)	300,000	290,354
Principal Amount		Value
Diversified Banks–(continued)
Lloyds Banking Group PLC (United Kingdom), 5.46%, 01/05/2028(g)	$200,000	$202,738
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.29%, 07/25/2027	60,000	58,754
Mizuho Financial Group, Inc. (Japan),
3.17%, 09/11/2027(c)	230,000	224,023
5.67%, 05/27/2029(c)(g)	920,000	950,017
5.78%, 07/06/2029(g)	400,000	414,332
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026(c)	250,000	256,075
4.95%, 01/14/2028(c)(g)	350,000	352,936
National Australia Bank Ltd. (Australia),
4.94%, 01/12/2028	250,000	255,301
4.79%, 01/10/2029	800,000	816,091
NatWest Group PLC (United Kingdom),
5.85%, 03/02/2027(g)	230,000	232,201
5.52%, 09/30/2028(g)	230,000	234,658
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(g)	400,000	404,092
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.40%, 09/17/2026	460,000	442,072
3.35%, 10/18/2027	230,000	225,166
5.71%, 01/13/2030	400,000	417,538
2.75%, 01/15/2030(c)	200,000	184,054
Toronto-Dominion Bank (The) (Canada),
5.16%, 01/10/2028	100,000	102,132
5.52%, 07/17/2028(c)	230,000	238,504
4.78%, 12/17/2029(c)	200,000	201,975
U.S. Bancorp,
6.79%, 10/26/2027(g)	230,000	237,791
4.55%, 07/22/2028(g)	150,000	150,441
5.78%, 06/12/2029(g)	500,000	517,327
UBS AG (Switzerland), 5.00%, 07/09/2027	400,000	406,146
Wells Fargo & Co.,
3.53%, 03/24/2028(g)	160,000	157,362
4.81%, 07/25/2028(g)	100,000	100,644
6.30%, 10/23/2029(g)	300,000	316,685
Westpac Banking Corp. (Australia),
2.70%, 08/19/2026(c)	460,000	452,209
3.40%, 01/25/2028	105,000	103,336
1.95%, 11/20/2028	400,000	371,362
		17,242,402
Diversified Chemicals–0.09%
Chemours Co. (The),
5.38%, 05/15/2027(c)	287,000	279,784
5.75%, 11/15/2028(c)(f)	213,000	193,233
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(f)	336,000	328,366
		801,383
Diversified Financial Services–0.33%
Block Financial LLC, 2.50%, 07/15/2028(c)	380,000	353,241
Corebridge Financial, Inc., 3.65%, 04/05/2027	130,000	128,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Multi-Asset Income Fund

Principal Amount		Value
Diversified Financial Services–(continued)
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(f)	$430,000	$473,414
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(f)	280,000	287,714
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(c)(f)	466,000	434,031
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(f)	285,000	250,098
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(f)	900,000	722,204
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(f)	250,000	246,860
		2,895,685
Diversified Metals & Mining–0.12%
BHP Billiton Finance (USA) Ltd. (Australia), 5.00%, 02/21/2030	200,000	204,200
Mineral Resources Ltd. (Australia),
8.00%, 11/01/2027(c)(f)	250,000	237,763
9.25%, 10/01/2028(c)(f)	450,000	426,134
Perenti Finance Pty Ltd. (Australia), 7.50%, 04/26/2029(f)	200,000	207,750
		1,075,847
Diversified Real Estate Activities–0.00%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(f)	4,000	4,020
Diversified REITs–0.02%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(f)	160,000	150,460
Diversified Support Services–0.07%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(f)	750,000	668,419
Drug Retail–0.06%
Walgreens Boots Alliance, Inc.,
3.45%, 06/01/2026	320,000	312,995
8.13%, 08/15/2029(c)	200,000	208,280
		521,275
Education Services–0.05%
Grand Canyon University, 5.13%, 10/01/2028	500,000	471,846
Electric Utilities–0.60%
Edison International,
4.13%, 03/15/2028(c)	100,000	96,611
5.25%, 11/15/2028(c)	490,000	487,036
8.13%, 06/15/2053(c)(g)	350,000	334,125
7.88%, 06/15/2054(c)(g)	200,000	187,761
Entergy Louisiana LLC, 2.40%, 10/01/2026	230,000	224,597
Eversource Energy, 5.95%, 02/01/2029	100,000	104,306
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	230,000	227,407
Fortis, Inc. (Canada), 3.06%, 10/04/2026	190,000	185,927
Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
1.00%, 06/15/2026	$18,000	$17,378
4.95%, 02/07/2030	200,000	203,928
Pacific Gas and Electric Co.,
3.30%, 12/01/2027	300,000	289,358
3.00%, 06/15/2028	85,000	80,494
6.10%, 01/15/2029	230,000	237,816
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(f)	210,000	199,726
Public Service Co. of Colorado, 3.70%, 06/15/2028	690,000	679,657
System Energy Resources, Inc., 6.00%, 04/15/2028	150,000	155,775
Vistra Operations Co. LLC, 5.00%, 07/31/2027(f)	400,000	396,861
Xcel Energy, Inc.,
3.35%, 12/01/2026	150,000	147,489
2.60%, 12/01/2029(c)	400,000	366,077
XPLR Infrastructure Operating Partners L.P.,
3.88%, 10/15/2026(c)(f)	550,000	531,147
4.50%, 09/15/2027(f)	245,000	231,872
		5,385,348
Electrical Components & Equipment–0.11%
Atkore, Inc., 4.25%, 06/01/2031(c)(f)	720,000	639,623
Emerson Electric Co., 1.80%, 10/15/2027	240,000	227,839
EnerSys, 4.38%, 12/15/2027(f)	160,000	155,317
		1,022,779
Electronic Components–0.02%
Sensata Technologies, Inc., 3.75%, 02/15/2031(f)	210,000	183,873
Electronic Manufacturing Services–0.07%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(f)	200,000	204,180
Jabil, Inc., 1.70%, 04/15/2026	460,000	447,030
		651,210
Fertilizers & Agricultural Chemicals–0.09%
Consolidated Energy Finance S.A. (Switzerland),
5.63%, 10/15/2028(f)	370,000	288,996
12.00%, 02/15/2031(f)	300,000	270,818
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(f)	210,000	203,170
		762,984
Financial Exchanges & Data–0.16%
Coinbase Global, Inc., 3.38%, 10/01/2028(f)	505,000	465,219
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	460,000	458,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Multi-Asset Income Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.,
2.45%, 03/01/2027	$305,000	$296,459
2.70%, 03/01/2029	200,000	188,850
		1,408,699
Food Distributors–0.06%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(f)	600,000	502,517
Food Retail–0.07%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(f)	640,000	633,413
Gas Utilities–0.08%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 05/20/2027	210,000	200,966
9.38%, 06/01/2028(f)	440,000	437,783
Southwest Gas Corp., 5.45%, 03/23/2028	80,000	81,868
		720,617
Health Care Distributors–0.08%
Cencora, Inc., 3.45%, 12/15/2027	500,000	489,555
Owens & Minor, Inc., 6.63%, 04/01/2030(c)(f)	300,000	255,670
		745,225
Health Care Equipment–0.11%
Baxter International, Inc., 2.27%, 12/01/2028(c)	545,000	503,024
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(c)(f)	280,000	280,376
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	230,000	232,831
		1,016,231
Health Care Facilities–0.06%
HCA, Inc., 5.63%, 09/01/2028	150,000	153,682
LifePoint Health, Inc., 9.88%, 08/15/2030(f)	267,000	284,348
Universal Health Services, Inc., 1.65%, 09/01/2026	134,000	128,643
		566,673
Health Care REITs–0.08%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	500,000	442,121
4.63%, 08/01/2029	300,000	228,860
		670,981
Health Care Services–0.37%
CommonSpirit Health, 6.07%, 11/01/2027(c)	460,000	476,813
Community Health Systems, Inc.,
5.63%, 03/15/2027(f)	500,000	488,025
5.25%, 05/15/2030(c)(f)	636,000	543,203
Principal Amount		Value
Health Care Services–(continued)
CVS Health Corp.,
2.88%, 06/01/2026(c)	$230,000	$225,796
4.30%, 03/25/2028	500,000	496,306
6.75%, 12/10/2054(g)	300,000	298,730
7.00%, 03/10/2055(g)	400,000	405,619
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(f)	400,000	381,712
		3,316,204
Health Care Supplies–0.05%
Embecta Corp., 5.00%, 02/15/2030(c)(f)	480,000	432,559
Health Care Technology–0.02%
athenahealth Group, Inc., 6.50%, 02/15/2030(f)	200,000	191,362
Home Furnishings–0.04%
Somnigroup International, Inc., 3.88%, 10/15/2031(c)(f)	400,000	351,615
Home Improvement Retail–0.01%
Home Depot, Inc. (The), 2.50%, 04/15/2027	80,000	77,805
Homebuilding–0.19%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	305,000	298,249
Installed Building Products, Inc., 5.75%, 02/01/2028(f)	300,000	295,135
Lennar Corp., 4.75%, 11/29/2027	60,000	60,232
LGI Homes, Inc., 4.00%, 07/15/2029(f)	508,000	442,572
Taylor Morrison Communities, Inc.,
5.88%, 06/15/2027(f)	500,000	502,884
5.75%, 01/15/2028(f)	100,000	100,135
		1,699,207
Hotel & Resort REITs–0.08%
Service Properties Trust,
4.95%, 02/15/2027	297,000	282,635
4.95%, 10/01/2029	505,000	396,917
		679,552
Hotels, Resorts & Cruise Lines–0.09%
Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	49,255
Carnival Corp., 6.65%, 01/15/2028	200,000	203,918
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(f)	320,000	315,849
Studio City Co. Ltd. (Macau), 7.00%, 02/15/2027(f)	200,000	199,304
		768,326
Housewares & Specialties–0.09%
Newell Brands, Inc.,
6.38%, 09/15/2027(c)	200,000	195,587
6.63%, 09/15/2029	436,000	409,816
6.88%, 04/01/2036(c)	200,000	174,582
		779,985
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Multi-Asset Income Fund

Principal Amount		Value
Human Resource & Employment Services–0.06%
AMN Healthcare, Inc., 4.00%, 04/15/2029(c)(f)	$635,000	$570,015
Independent Power Producers & Energy Traders–0.09%
AES Corp. (The),
5.45%, 06/01/2028	80,000	81,259
6.95%, 07/15/2055(g)	500,000	467,545
Calpine Corp., 4.50%, 02/15/2028(f)	300,000	293,678
		842,482
Industrial Conglomerates–0.09%
Honeywell International, Inc.,
4.65%, 07/30/2027	400,000	404,521
2.70%, 08/15/2029	400,000	374,434
		778,955
Industrial Machinery & Supplies & Components–0.07%
Enterprise Products Operating LLC,
3.13%, 07/31/2029(c)	400,000	381,314
2.80%, 01/31/2030(c)	300,000	279,745
		661,059
Insurance Brokers–0.15%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 6.50%, 10/01/2031(f)	420,000	419,664
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(f)	610,000	621,535
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	200,000	202,148
Willis North America, Inc., 4.65%, 06/15/2027(c)	75,000	75,316
		1,318,663
Integrated Oil & Gas–0.04%
BP Capital Markets America, Inc., 4.87%, 11/25/2029	200,000	203,710
Chevron USA, Inc., 1.02%, 08/12/2027	100,000	93,709
Exxon Mobil Corp., 3.29%, 03/19/2027(c)	50,000	49,515
		346,934
Integrated Telecommunication Services–0.15%
Altice France S.A. (France),
8.13%, 02/01/2027(f)	353,000	323,402
5.13%, 07/15/2029(f)	551,000	450,348
5.50%, 10/15/2029(f)	200,000	164,009
British Telecommunications PLC (United Kingdom), 5.13%, 12/04/2028	400,000	409,719
		1,347,478
Interactive Media & Services–0.11%
Baidu, Inc. (China), 4.38%, 03/29/2028	300,000	300,030
Nexstar Media, Inc.,
5.63%, 07/15/2027(f)	268,000	265,730
4.75%, 11/01/2028(c)(f)	400,000	377,059
		942,819
Principal Amount		Value
Internet Services & Infrastructure–0.08%
Arches Buyer, Inc., 4.25%, 06/01/2028(f)	$480,000	$451,851
Cogent Communications Group, Inc., 3.50%, 05/01/2026(f)	261,000	256,270
		708,121
Investment Banking & Brokerage–0.42%
Aretec Group, Inc., 10.00%, 08/15/2030(f)	210,000	226,380
Charles Schwab Corp. (The),
2.75%, 10/01/2029	200,000	187,230
6.20%, 11/17/2029(g)	500,000	530,949
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	125,000	124,005
1.54%, 09/10/2027(g)	140,000	134,458
1.95%, 10/21/2027(c)(g)	375,000	361,299
3.62%, 03/15/2028(g)	105,000	103,358
2.60%, 02/07/2030	200,000	182,715
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	910,000	864,120
Morgan Stanley,
6.30%, 10/18/2028(g)	170,000	177,057
6.41%, 11/01/2029(g)	460,000	487,153
Nomura Holdings, Inc. (Japan),
1.65%, 07/14/2026	200,000	193,083
3.10%, 01/16/2030	200,000	184,961
		3,756,768
IT Consulting & Other Services–0.25%
Conduent Business Services LLC/ Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(f)	193,000	177,662
EquipmentShare.com, Inc., 9.00%, 05/15/2028(f)	617,000	628,755
International Business Machines Corp., 3.30%, 05/15/2026	100,000	98,912
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026	200,000	192,981
2.70%, 10/15/2028(c)	920,000	861,188
Unisys Corp., 6.88%, 11/01/2027(f)	320,000	308,438
		2,267,936
Leisure Facilities–0.09%
NCL Corp. Ltd., 5.88%, 02/15/2027(f)	634,000	631,480
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027(c)	200,000	199,189
		830,669
Life & Health Insurance–0.06%
Brighthouse Financial, Inc., 3.70%, 06/22/2027	170,000	166,673
Globe Life, Inc., 4.55%, 09/15/2028(c)	400,000	401,219
		567,892
Life Sciences Tools & Services–0.07%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(c)(f)	260,000	225,947
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Multi-Asset Income Fund

Principal Amount		Value
Life Sciences Tools & Services–(continued)
IQVIA, Inc., 5.00%, 05/15/2027(c)(f)	$419,000	$416,005
		641,952
Managed Health Care–0.01%
Centene Corp., 2.45%, 07/15/2028	60,000	55,206
Marine Transportation–0.03%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(f)	276,000	252,214
Metal, Glass & Plastic Containers–0.10%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(f)	200,000	183,009
LABL, Inc., 5.88%, 11/01/2028(c)(f)	266,000	220,480
OI European Group B.V., 4.75%, 02/15/2030(c)(f)	480,000	444,904
		848,393
Mortgage REITs–0.02%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(f)	200,000	195,035
Movies & Entertainment–0.14%
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(f)	617,000	627,737
TWDC Enterprises 18 Corp.,
1.85%, 07/30/2026	200,000	194,647
2.95%, 06/15/2027	200,000	195,910
WarnerMedia Holdings, Inc., 4.05%, 03/15/2029	200,000	186,879
		1,205,173
Multi-Family Residential REITs–0.05%
Mid-America Apartments L.P., 3.60%, 06/01/2027	460,000	454,093
Multi-line Insurance–0.04%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(c)(f)	280,000	285,476
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	95,254
		380,730
Multi-Utilities–0.12%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)(g)	160,000	150,321
Sempra, 3.25%, 06/15/2027	920,000	894,389
		1,044,710
Office REITs–0.11%
Boston Properties L.P., 4.50%, 12/01/2028	100,000	98,583
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	420,000	434,526
8.88%, 04/12/2029	200,000	209,968
Principal Amount		Value
Office REITs–(continued)
Highwoods Realty L.P., 4.20%, 04/15/2029	$260,000	$248,244
		991,321
Office Services & Supplies–0.14%
ACCO Brands Corp., 4.25%, 03/15/2029(c)(f)	620,000	539,678
Pitney Bowes, Inc., 6.88%, 03/15/2027(f)	378,000	377,179
Steelcase, Inc., 5.13%, 01/18/2029	353,000	335,862
		1,252,719
Oil & Gas Drilling–0.20%
Harvest Midstream I L.P., 7.50%, 09/01/2028(f)	210,000	212,752
Nabors Industries, Inc., 9.13%, 01/31/2030(c)(f)	483,000	437,989
Noble Finance II LLC, 8.00%, 04/15/2030(f)	610,000	581,734
Rockies Express Pipeline LLC, 7.50%, 07/15/2038(f)	366,000	359,594
Valaris Ltd., 8.38%, 04/30/2030(f)	210,000	196,962
		1,789,031
Oil & Gas Equipment & Services–0.09%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.34%, 12/15/2027	155,000	151,815
3.14%, 11/07/2029(c)	100,000	94,589
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(f)	320,000	328,409
TGS ASA (Norway), 8.50%, 01/15/2030(c)(f)	260,000	258,196
		833,009
Oil & Gas Exploration & Production–0.47%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(c)(f)	605,000	562,789
California Resources Corp., 8.25%, 06/15/2029(f)	310,000	296,027
Civitas Resources, Inc., 8.75%, 07/01/2031(c)(f)	600,000	571,067
Comstock Resources, Inc., 5.88%, 01/15/2030(c)(f)	549,000	497,727
ConocoPhillips Co., 4.70%, 01/15/2030	200,000	201,865
Crescent Energy Finance LLC, 7.63%, 04/01/2032(c)(f)	300,000	272,933
Devon Energy Corp., 5.25%, 10/15/2027	75,000	75,322
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 02/01/2029(f)	210,000	196,829
8.38%, 11/01/2033(f)	500,000	476,113
6.88%, 05/15/2034(f)	200,000	170,215
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(c)(f)	630,000	622,571
SM Energy Co., 6.75%, 08/01/2029(c)(f)	300,000	280,549
		4,224,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Multi-Asset Income Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–0.11%
NuStar Logistics L.P., 5.63%, 04/28/2027	$555,000	$553,719
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(c)(f)	260,000	214,204
Valero Energy Corp., 5.15%, 02/15/2030	200,000	202,245
		970,168
Oil & Gas Storage & Transportation–0.46%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	125,000	126,425
Enbridge, Inc. (Canada),
4.25%, 12/01/2026	230,000	229,258
5.30%, 04/05/2029(c)	200,000	204,868
Energy Transfer L.P.,
4.40%, 03/15/2027	60,000	59,875
5.50%, 06/01/2027	50,000	50,786
4.95%, 06/15/2028	230,000	232,160
ITT Holdings LLC, 6.50%, 08/01/2029(f)	417,000	381,307
New Fortress Energy, Inc., 6.50%, 09/30/2026(c)(f)	617,000	506,052
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(f)	200,000	188,186
ONEOK, Inc., 5.65%, 11/01/2028	100,000	103,132
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(f)	210,000	204,366
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	300,000	297,736
Venture Global LNG, Inc.,
8.13%, 06/01/2028(f)	200,000	198,785
8.38%, 06/01/2031(f)	946,000	913,160
9.88%, 02/01/2032(f)	400,000	406,396
		4,102,492
Other Specialized REITs–0.05%
EPR Properties,
4.75%, 12/15/2026	75,000	74,377
3.75%, 08/15/2029(c)	200,000	187,271
Iron Mountain, Inc., 4.88%, 09/15/2027(f)	168,000	165,772
		427,420
Other Specialty Retail–0.12%
Bath & Body Works, Inc., 6.69%, 01/15/2027	490,000	499,785
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 02/15/2028(f)	202,000	193,290
7.75%, 02/15/2029(c)(f)	372,000	347,030
		1,040,105
Packaged Foods & Meats–0.16%
B&G Foods, Inc., 8.00%, 09/15/2028(f)	600,000	596,031
Conagra Brands, Inc., 1.38%, 11/01/2027	300,000	277,019
McCormick & Co., Inc., 3.40%, 08/15/2027	230,000	225,821
Principal Amount		Value
Packaged Foods & Meats–(continued)
TKC Holdings, Inc., 6.88%, 05/15/2028(f)	$330,000	$330,390
		1,429,261
Paper & Plastic Packaging Products & Materials–0.17%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(f)	210,000	204,911
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(f)	500,000	511,659
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(f)	205,000	188,276
Sealed Air Corp., 6.88%, 07/15/2033(c)(f)	610,000	633,686
		1,538,532
Paper Products–0.05%
Domtar Corp., 6.75%, 10/01/2028(f)	480,000	402,696
Passenger Airlines–0.23%
Air Canada (Canada), 3.88%, 08/15/2026(c)(f)	160,000	157,127
Air Canada Pass-Through Trust (Canada), Series 2020-1, Class C, 10.50%, 07/15/2026(f)	53,000	55,849
Allegiant Travel Co., 7.25%, 08/15/2027(c)(f)	410,000	379,027
American Airlines, Inc., 7.25%, 02/15/2028(c)(f)	630,000	622,900
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(c)(f)	300,000	276,572
Southwest Airlines Co.,
3.00%, 11/15/2026(c)	380,000	369,570
3.45%, 11/16/2027	125,000	121,396
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	79,499	81,009
		2,063,450
Personal Care Products–0.02%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(c)	200,000	182,458
Pharmaceuticals–0.31%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	920,000	915,402
Bristol-Myers Squibb Co.,
3.45%, 11/15/2027(c)	230,000	227,257
3.90%, 02/20/2028(c)	680,000	678,512
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(f)	400,000	354,214
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
4.13%, 04/30/2028(f)	200,000	188,784
6.75%, 05/15/2034(f)	200,000	188,838
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	132,133
Viatris, Inc., 2.30%, 06/22/2027	85,000	80,119
		2,765,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Multi-Asset Income Fund

Principal Amount		Value
Property & Casualty Insurance–0.03%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	$75,000	$75,597
Hanover Insurance Group, Inc. (The), 4.50%, 04/15/2026	230,000	229,077
		304,674
Rail Transportation–0.03%
CSX Corp., 3.25%, 06/01/2027	230,000	225,768
Real Estate Services–0.08%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(c)(f)	614,254	545,529
Newmark Group, Inc., 7.50%, 01/12/2029	160,000	167,398
		712,927
Regional Banks–0.24%
M&T Bank Corp., 7.41%, 10/30/2029(c)(g)	500,000	538,067
Santander Holdings USA, Inc.,
2.49%, 01/06/2028(c)(g)	100,000	96,015
6.50%, 03/09/2029(g)	380,000	394,190
Truist Financial Corp.,
4.12%, 06/06/2028(c)(g)	300,000	298,496
4.87%, 01/26/2029(g)	100,000	100,789
7.16%, 10/30/2029(g)	400,000	431,975
Veritiv Operating Co., 10.50%, 11/30/2030(f)	235,000	245,763
		2,105,295
Reinsurance–0.06%
Axis Specialty Finance PLC, 4.00%, 12/06/2027	200,000	197,129
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(f)(g)	320,000	304,231
		501,360
Research & Consulting Services–0.07%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(f)	300,000	283,364
KBR, Inc., 4.75%, 09/30/2028(f)	400,000	379,610
		662,974
Restaurants–0.05%
Darden Restaurants, Inc., 3.85%, 05/01/2027(c)	460,000	454,710
Retail REITs–0.11%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/ GGSI Sellco LLC, 4.50%, 04/01/2027(f)	321,000	311,755
Kite Realty Group L.P., 4.00%, 10/01/2026(c)	400,000	396,247
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(c)(f)	160,000	151,005
Realty Income Corp., 4.88%, 06/01/2026(c)	80,000	80,271
		939,278
Principal Amount		Value
Security & Alarm Services–0.02%
CoreCivic, Inc., 4.75%, 10/15/2027	$160,000	$156,002
Semiconductors–0.22%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(c)(f)	279,000	283,055
Intel Corp.,
3.15%, 05/11/2027	230,000	223,388
3.75%, 08/05/2027	300,000	294,801
4.00%, 08/05/2029	200,000	193,861
5.13%, 02/10/2030	400,000	403,947
Skyworks Solutions, Inc., 1.80%, 06/01/2026	600,000	578,326
		1,977,378
Single-Family Residential REITs–0.03%
Tanger Properties L.P., 3.13%, 09/01/2026	230,000	225,916
Soft Drinks & Non-alcoholic Beverages–0.10%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026	250,000	244,326
PepsiCo Singapore Financing I Pte. Ltd., 4.65%, 02/16/2027	600,000	606,916
		851,242
Specialized Finance–0.03%
Blackstone Private Credit Fund, 3.25%, 03/15/2027	235,000	226,461
Specialty Chemicals–0.10%
Celanese US Holdings LLC, 6.42%, 07/15/2027	350,000	353,151
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(f)	582,000	574,952
		928,103
Steel–0.16%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(f)	200,000	193,937
6.75%, 04/15/2030(c)(f)	269,000	259,367
4.88%, 03/01/2031(f)	160,000	137,431
7.50%, 09/15/2031(f)	300,000	290,582
7.00%, 03/15/2032(c)(f)	160,000	150,518
Nucor Corp., 3.95%, 05/01/2028(c)	100,000	98,999
SunCoke Energy, Inc., 4.88%, 06/30/2029(f)	300,000	275,923
		1,406,757
Systems Software–0.08%
Gen Digital, Inc., 6.75%, 09/30/2027(f)	294,000	299,097
McAfee Corp., 7.38%, 02/15/2030(f)	310,000	268,095
VMware LLC, 4.65%, 05/15/2027	130,000	130,248
		697,440
Technology Distributors–0.03%
Avnet, Inc.,
4.63%, 04/15/2026	75,000	74,869
6.25%, 03/15/2028(c)	230,000	238,224
		313,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Multi-Asset Income Fund

Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
2.05%, 09/11/2026	$750,000	$731,767
3.20%, 05/11/2027	135,000	133,438
Xerox Holdings Corp., 5.50%, 08/15/2028(f)	483,000	310,624
		1,175,829
Telecom Tower REITs–0.19%
American Tower Corp.,
3.65%, 03/15/2027	305,000	300,484
3.55%, 07/15/2027(c)	105,000	103,184
3.80%, 08/15/2029	200,000	193,447
Crown Castle, Inc.,
3.65%, 09/01/2027(c)	230,000	224,987
4.30%, 02/15/2029	400,000	393,328
3.10%, 11/15/2029	200,000	186,047
SBA Communications Corp., 3.88%, 02/15/2027(c)	320,000	313,316
		1,714,793
Tires & Rubber–0.05%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	465,000	458,644
Tobacco–0.13%
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	131,910
Philip Morris International, Inc.,
4.88%, 02/15/2028(c)	160,000	162,923
3.13%, 03/02/2028	230,000	223,874
5.63%, 11/17/2029	180,000	188,739
5.13%, 02/15/2030(c)	400,000	410,500
		1,117,946
Trading Companies & Distributors–0.03%
Air Lease Corp., 4.63%, 10/01/2028	90,000	89,986
Herc Holdings, Inc., 5.50%, 07/15/2027(c)(f)	160,000	158,358
		248,344
Transaction & Payment Processing Services–0.08%
Block, Inc., 2.75%, 06/01/2026	276,000	269,620
Global Payments, Inc., 2.15%, 01/15/2027	110,000	105,458
NCR Atleos Corp., 9.50%, 04/01/2029(f)	160,000	172,291
WEX, Inc., 6.50%, 03/15/2033(c)(f)	200,000	194,675
		742,044
Water Utilities–0.08%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	700,000	749,634
Wireless Telecommunication Services–0.07%
Sprint Capital Corp., 6.88%, 11/15/2028	70,000	74,890
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(f)	520,000	525,311
		600,201
Total U.S. Dollar Denominated Bonds & Notes (Cost $157,069,794)		156,438,526
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–3.86%(i)
Advertising–0.04%
JCDecaux SE (France), 1.63%, 02/07/2030(f)	EUR	200,000	$210,434
MMS USA Holdings, Inc. (France), 1.25%, 06/13/2028(f)	EUR	100,000	108,810
			319,244
Agricultural & Farm Machinery–0.04%
CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(f)	EUR	330,000	353,780
Alternative Carriers–0.01%
Chorus Ltd. (New Zealand), 3.63%, 09/07/2029	EUR	100,000	116,068
Apparel, Accessories & Luxury Goods–0.01%
PVH Corp., 3.13%, 12/15/2027(f)	EUR	100,000	113,543
Application Software–0.05%
Dassault Systemes SE (France), 0.13%, 09/16/2026(f)	EUR	400,000	437,579
Automobile Manufacturers–0.24%
American Honda Finance Corp., 0.30%, 07/07/2028	EUR	480,000	504,379
Ford Motor Credit Co. LLC, 6.13%, 05/15/2028	EUR	200,000	242,278
RCI Banque S.A. (France), 3.88%, 01/12/2029(f)	EUR	200,000	231,953
Stellantis N.V.,
4.50%, 07/07/2028(f)	EUR	200,000	235,669
0.75%, 01/18/2029(f)	EUR	200,000	206,506
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(f)	EUR	90,000	97,678
2.25%, 10/01/2027(f)	EUR	49,000	55,016
Volkswagen Leasing GmbH (Germany),
0.38%, 07/20/2026(f)	EUR	85,000	93,912
4.63%, 03/25/2029(f)	EUR	200,000	238,707
0.63%, 07/19/2029(f)	EUR	200,000	203,217
			2,109,315
Automotive Parts & Equipment–0.03%
Daimler Truck International Finance B.V. (Germany), 3.88%, 06/19/2029(f)	EUR	200,000	235,556
Automotive Retail–0.01%
Leasys S.p.A. (Italy), 4.63%, 02/16/2027(f)	EUR	110,000	128,497
Brewers–0.03%
Carlsberg Breweries A/S (Denmark),
3.50%, 11/26/2026(f)	EUR	110,000	126,664
0.88%, 07/01/2029(f)	EUR	110,000	115,862
			242,526
Broadcasting–0.02%
TDF Infrastructure (France), 1.75%, 12/01/2029(f)	EUR	200,000	208,756
Building Products–0.03%
Holcim Finance (Luxembourg) S.A. (Switzerland), 0.50%, 11/29/2026(f)	EUR	200,000	220,372
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Cable & Satellite–0.04%
Discovery Communications LLC, 1.90%, 03/19/2027	EUR	110,000	$122,063
SES S.A. (Luxembourg), 3.50%, 01/14/2029(f)	EUR	200,000	225,890
			347,953
Commercial & Residential Mortgage Finance–0.01%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(f)	EUR	100,000	108,163
Construction Machinery & Heavy Transportation Equipment– 0.01%
Knorr-Bremse AG (Germany), 3.25%, 09/21/2027(f)	EUR	100,000	115,464
Construction Materials–0.01%
Danfoss Finance I B.V. (Denmark), 0.38%, 10/28/2028(f)	EUR	100,000	103,936
Consumer Electronics–0.04%
Whirlpool Finance (Luxembourg) S.a.r.l., 1.10%, 11/09/2027	EUR	340,000	364,131
Consumer Finance–0.06%
General Motors Financial Co., Inc., 0.65%, 09/07/2028(f)	EUR	480,000	505,285
Consumer Staples Merchandise Retail–0.01%
ITM Entreprises S.A.S (France), 5.75%, 07/22/2029(f)	EUR	100,000	120,690
Data Processing & Outsourced Services–0.01%
Teleperformance SE (France), 3.75%, 06/24/2029(f)	EUR	100,000	114,372
Diversified Banks–1.22%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 0.20%, 09/23/2027(f)	EUR	230,000	247,025
ASB Bank Ltd. (New Zealand), 0.25%, 09/08/2028(f)	EUR	300,000	313,594
Banco BPM S.p.A. (Italy), 4.63%, 11/29/2027(f)	EUR	100,000	118,828
Banco Santander S.A. (Spain),
0.50%, 02/04/2027(f)	EUR	200,000	218,771
3.88%, 04/22/2029(f)	EUR	200,000	233,744
Bankinter S.A. (Spain), 0.88%, 07/08/2026(f)	EUR	100,000	111,306
Banque Federative du Credit Mutuel S.A. (France),
2.13%, 09/12/2026(f)	EUR	100,000	112,321
1.63%, 11/15/2027(f)	EUR	200,000	218,995
3.88%, 01/26/2028(f)	EUR	300,000	350,608
4.13%, 03/13/2029(f)	EUR	100,000	118,509
2.63%, 11/06/2029(f)	EUR	200,000	222,289
0.75%, 01/17/2030(f)	EUR	200,000	202,531
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG (Austria), 0.38%, 09/03/2027(f)	EUR	200,000	215,422
Berlin Hyp AG (Germany), 0.50%, 11/05/2029(f)	EUR	100,000	102,856
	Principal Amount		Value
Diversified Banks–(continued)
BNP Paribas S.A. (France),
2.88%, 10/01/2026(f)	EUR	100,000	$113,665
0.25%, 04/13/2027(f)(g)	EUR	100,000	110,762
0.50%, 02/19/2028(f)(g)	EUR	300,000	326,852
1.50%, 05/25/2028(f)	EUR	220,000	242,528
Ceska sporitelna A.S. (Czech Republic), 5.94%, 06/29/2027(f)(g)	EUR	300,000	351,092
Credit Agricole S.A. (France), 1.13%, 02/24/2029(f)	EUR	200,000	213,949
Credit Mutuel Arkea S.A. (France),
0.88%, 05/07/2027(f)	EUR	100,000	109,801
0.38%, 10/03/2028(f)	EUR	100,000	104,420
Hamburg Commercial Bank AG (Germany),
4.88%, 03/30/2027(f)	EUR	220,000	258,363
4.75%, 05/02/2029(f)	EUR	200,000	238,343
Hamburger Sparkasse AG (Germany), 4.38%, 02/12/2029(f)	EUR	100,000	120,895
ING Groep N.V. (Netherlands), 2.00%, 09/20/2028(f)	EUR	200,000	220,545
Jyske Bank A/S (Denmark), 5.50%, 11/16/2027(f)	EUR	200,000	236,669
Kommunalkredit Austria AG (Austria), 5.25%, 03/28/2029(f)	EUR	100,000	119,758
Lansforsakringar Bank AB (Sweden), 3.25%, 01/22/2030(f)	EUR	200,000	228,679
Lloyds Bank Corporate Markets PLC (United Kingdom), 4.13%, 05/30/2027(f)	EUR	200,000	234,113
NatWest Group PLC (United Kingdom),
4.07%, 09/06/2028(f)(g)	EUR	200,000	233,698
0.67%, 09/14/2029(f)(g)	EUR	100,000	105,096
0.78%, 02/26/2030(f)(g)	EUR	100,000	103,727
NIBC Bank N.V. (Netherlands), 0.25%, 09/09/2026(f)	EUR	100,000	109,718
Nordea Bank Abp (Finland),
1.13%, 09/27/2027(f)	EUR	100,000	109,598
3.38%, 06/11/2029(f)	EUR	110,000	127,919
Raiffeisen Bank International AG (Austria),
5.75%, 01/27/2028(f)	EUR	200,000	245,349
3.88%, 01/03/2030(f)(g)	EUR	200,000	233,166
Raiffeisen Schweiz Genossenschaft (Switzerland), 5.23%, 11/01/2027(f)	EUR	400,000	481,744
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(f)	EUR	343,000	373,238
Societe Generale S.A. (France), 0.88%, 09/24/2029(f)	EUR	200,000	204,632
SpareBank 1 Oestlandet (Norway), 0.13%, 03/03/2028(f)	EUR	100,000	105,994
Standard Chartered PLC (United Kingdom), 0.80%, 11/17/2029(f)(g)	EUR	480,000	501,897
Svenska Handelsbanken AB (Sweden), 0.13%, 11/03/2026(f)	EUR	110,000	120,911
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Diversified Banks–(continued)
Swedbank AB (Sweden),
0.25%, 11/02/2026(f)	EUR	110,000	$120,984
0.30%, 05/20/2027(f)(g)	EUR	100,000	110,791
2.10%, 05/25/2027(f)	EUR	100,000	112,577
4.13%, 11/13/2028(f)	EUR	200,000	237,714
Triodos Bank N.V. (Netherlands), 4.88%, 09/12/2029(f)(g)	EUR	100,000	116,636
Virgin Money UK PLC (United Kingdom), 4.63%, 10/29/2028(f)(g)	EUR	300,000	355,448
Wells Fargo & Co., 1.38%, 10/26/2026(f)	EUR	100,000	111,549
Westpac Banking Corp. (Australia), 1.45%, 07/17/2028(f)	EUR	200,000	219,196
Westpac Securities NZ Ltd. (New Zealand), 0.43%, 12/14/2026(f)	EUR	340,000	372,870
			10,831,685
Diversified Capital Markets–0.23%
Deutsche Bank AG (Germany), 3.75%, 01/15/2030(f)(g)	EUR	200,000	233,615
Macquarie Group Ltd. (Australia),
0.63%, 02/03/2027(f)	EUR	100,000	109,853
0.94%, 01/19/2029(f)	EUR	410,000	432,909
Santander Consumer Finance S.A. (Spain),
0.50%, 11/14/2026(f)	EUR	100,000	110,403
3.75%, 01/17/2029(f)	EUR	400,000	467,992
UBS Group AG (Switzerland),
0.25%, 02/24/2028(f)	EUR	240,000	253,821
0.25%, 11/05/2028(f)(g)	EUR	200,000	212,686
7.75%, 03/01/2029(f)(g)	EUR	200,000	255,717
			2,076,996
Diversified Chemicals–0.04%
LANXESS AG (Germany), 1.75%, 03/22/2028(f)	EUR	300,000	324,510
Diversified Financial Services–0.12%
JAB Holdings B.V. (Luxembourg),
1.00%, 12/20/2027(f)	EUR	200,000	216,963
Series 11Y, 2.50%, 06/25/2029(f)	EUR	100,000	111,413
Nykredit Realkredit A/S (Denmark), 4.00%, 07/17/2028(f)	EUR	200,000	233,324
OP Corporate Bank PLC (Finland), 4.13%, 04/18/2027	EUR	100,000	116,850
ORIX Corp. (Japan), 3.78%, 05/29/2029(f)	EUR	300,000	348,986
			1,027,536
Diversified Metals & Mining–0.01%
Glencore Capital Finance DAC (Australia), 0.75%, 03/01/2029(f)	EUR	110,000	113,927
Diversified REITs–0.06%
Icade S.A. (France),
1.75%, 06/10/2026(f)	EUR	200,000	223,766
1.00%, 01/19/2030(f)	EUR	200,000	202,832
WPC Eurobond B.V., 2.13%, 04/15/2027	EUR	100,000	112,054
			538,652
	Principal Amount		Value
Electric Utilities–0.14%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(f)	EUR	100,000	$111,270
Duke Energy Corp., 3.10%, 06/15/2028	EUR	110,000	125,082
EDP Finance B.V. (Portugal),
0.38%, 09/16/2026(f)	EUR	110,000	121,322
1.50%, 11/22/2027(f)	EUR	100,000	110,487
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(f)	EUR	470,000	512,724
Elia Transmission Belgium S.A. (Belgium), 3.25%, 04/04/2028(f)	EUR	200,000	230,865
			1,211,750
Electronic Components–0.03%
Corning, Inc., 3.88%, 05/15/2026	EUR	200,000	229,106
Food Retail–0.01%
Alimentation Couche-Tard, Inc. (Canada), 1.88%, 05/06/2026(f)	EUR	100,000	112,697
Gas Utilities–0.09%
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(f)	EUR	100,000	112,427
EP Infrastructure A.S. (Czech Republic), 1.70%, 07/30/2026(f)	EUR	110,000	122,123
Italgas S.p.A. (Italy), 1.63%, 01/19/2027(f)	EUR	100,000	112,040
Origin Energy Finance Ltd. (Australia), 1.00%, 09/17/2029(f)	EUR	200,000	205,766
Snam S.p.A. (Italy), 3.38%, 02/19/2028(f)	EUR	250,000	289,036
			841,392
Health Care Equipment–0.07%
Baxter International, Inc., 1.30%, 05/15/2029	EUR	110,000	117,229
Boston Scientific Corp., 0.63%, 12/01/2027	EUR	500,000	540,648
			657,877
Health Care Services–0.06%
Fresenius Finance Ireland PLC (Germany), 0.50%, 10/01/2028(f)	EUR	80,000	84,034
Fresenius Medical Care AG (Germany), 3.88%, 09/20/2027(f)	EUR	360,000	420,111
			504,145
Highways & Railtracks–0.01%
Autostrade per l’Italia S.p.A. (Italy), 2.00%, 12/04/2028(f)	EUR	100,000	110,007
Household Products–0.04%
Essity Capital B.V. (Sweden), 3.00%, 09/21/2026(f)	EUR	200,000	228,221
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	75,000	89,304
			317,525
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Human Resource & Employment Services–0.03%
Randstad N.V. (Netherlands), 3.61%, 03/12/2029(f)	EUR	220,000	$253,320
Industrial Conglomerates–0.06%
Honeywell International, Inc., 2.25%, 02/22/2028	EUR	170,000	191,765
Siemens Financieringsmaatschappij N.V. (Germany), 1.00%, 02/25/2030(f)	EUR	100,000	105,700
Smiths Group PLC (United Kingdom), 2.00%, 02/23/2027(f)	EUR	200,000	225,657
			523,122
Industrial Gases–0.03%
Linde Finance B.V., 0.25%, 05/19/2027(f)	EUR	100,000	108,445
Linde PLC, 3.38%, 06/12/2029(f)	EUR	100,000	116,662
			225,107
Industrial Machinery & Supplies & Components–0.05%
Highland Holdings S.a.r.l., 0.32%, 12/15/2026	EUR	270,000	295,788
Sandvik AB (Sweden), 0.38%, 11/25/2028(f)	EUR	110,000	114,879
			410,667
Integrated Oil & Gas–0.12%
BP Capital Markets PLC,
1.59%, 07/03/2028(f)	EUR	300,000	330,980
1.64%, 06/26/2029(f)	EUR	100,000	108,314
Eni S.p.A. (Italy),
1.25%, 05/18/2026(f)	EUR	100,000	111,998
1.50%, 01/17/2027(f)	EUR	421,000	470,000
			1,021,292
Investment Banking & Brokerage–0.01%
Morgan Stanley, 4.66%, 03/02/2029(g)	EUR	110,000	130,418
IT Consulting & Other Services–0.03%
International Business Machines Corp.,
1.25%, 01/29/2027	EUR	100,000	111,074
1.50%, 05/23/2029	EUR	110,000	118,785
			229,859
Life & Health Insurance–0.06%
Athene Global Funding, 0.37%, 09/10/2026(f)	EUR	300,000	328,976
MassMutual Global Funding II, 3.75%, 01/19/2030(f)	EUR	100,000	117,615
New York Life Global Funding, 0.25%, 01/23/2027(f)	EUR	100,000	109,336
			555,927
Life Sciences Tools & Services–0.05%
Thermo Fisher Scientific, Inc., 0.50%, 03/01/2028	EUR	410,000	439,200
Movies & Entertainment–0.04%
Universal Music Group N.V. (Netherlands), 3.00%, 06/30/2027(f)	EUR	100,000	114,630
	Principal Amount		Value
Movies & Entertainment–(continued)
WarnerMedia Holdings, Inc., 4.30%, 01/17/2030	EUR	200,000	$226,291
			340,921
Multi-line Insurance–0.01%
Allianz Finance II B.V. (Germany), 0.00%, 11/22/2026(f)(j)	EUR	100,000	109,825
Multi-Sector Holdings–0.01%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	110,855
Multi-Utilities–0.01%
Veolia Environnement S.A. (France), 1.50%, 04/03/2029(f)	EUR	100,000	107,994
Oil & Gas Exploration & Production–0.01%
Wintershall Dea Finance B.V. (Germany), 1.33%, 09/25/2028(f)	EUR	100,000	105,854
Oil & Gas Storage & Transportation–0.02%
Vier Gas Transport GmbH (Germany), 1.50%, 09/25/2028(f)	EUR	200,000	217,757
Packaged Foods & Meats–0.04%
JDE Peet’s N.V. (Netherlands), 0.63%, 02/09/2028(f)	EUR	350,000	373,449
Paper & Plastic Packaging Products & Materials–0.02%
Amcor UK Finance PLC (Australia), 1.13%, 06/23/2027	EUR	200,000	218,787
Passenger Airlines–0.04%
Deutsche Lufthansa AG (Germany), 2.88%, 05/16/2027(f)	EUR	300,000	341,392
Passenger Ground Transportation–0.01%
Motability Operations Group PLC (United Kingdom), 3.63%, 07/24/2029(f)	EUR	110,000	128,244
Rail Transportation–0.04%
Aurizon Network Pty. Ltd. (Australia), 3.13%, 06/01/2026(f)	EUR	207,000	236,355
Holding d’Infrastructures de Transport S.A.S.U. (France), 1.63%, 09/18/2029(f)	EUR	100,000	106,597
			342,952
Real Estate Development–0.02%
VIA Outlets B.V. (Netherlands), 1.75%, 11/15/2028(f)	EUR	200,000	215,730
Real Estate Services–0.03%
Citycon Treasury B.V. (Finland), 6.50%, 03/08/2029(f)	EUR	200,000	240,664
Regional Banks–0.03%
Arbejdernes Landsbank A/S (Denmark), 4.88%, 03/14/2029(g)	EUR	100,000	118,080
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(f)	EUR	100,000	105,736
			223,816
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Renewable Electricity–0.01%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	$112,720
Retail REITs–0.01%
Mercialys S.A. (France), 2.50%, 02/28/2029(f)	EUR	100,000	110,036
Soft Drinks & Non-alcoholic Beverages–0.04%
Coca-Cola Co. (The), 0.13%, 03/15/2029	EUR	220,000	226,499
Coca-Cola Europacific Partners PLC (United Kingdom), 0.20%, 12/02/2028(f)	EUR	110,000	113,867
			340,366
Specialized Finance–0.02%
Blackstone Property Partners Europe Holdings S.a.r.l. (Luxembourg), 1.75%, 03/12/2029(f)	EUR	200,000	213,028
Technology Hardware, Storage & Peripherals–0.01%
Apple, Inc., 1.63%, 11/10/2026	EUR	100,000	112,222
Telecom Tower REITs–0.06%
American Tower Corp., 1.95%, 05/22/2026	EUR	440,000	494,998
Tobacco–0.08%
B.A.T. International Finance PLC (United Kingdom),
3.13%, 03/06/2029(f)	EUR	500,000	571,286
2.25%, 01/16/2030(f)	EUR	100,000	108,953
			680,239
Transaction & Payment Processing Services–0.03%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	111,228
Visa, Inc., 2.00%, 06/15/2029	EUR	110,000	121,736
			232,964
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $31,868,921)			34,326,760
Shares		Value
Common Stocks & Other Equity Interests–0.01%
Casinos & Gaming–0.01%
Codere New Topco S.A. (Luxembourg)(k)	3,393	$69,188
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Luxembourg)(k)	5	22
Total Common Stocks & Other Equity Interests (Cost $172,711)		69,210
Money Market Funds–1.52%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)(l)	4,724,506	4,724,506
Invesco Treasury Portfolio, Institutional Class, 4.23%(b)(l)	8,781,808	8,781,808
Total Money Market Funds (Cost $13,506,314)		13,506,314
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.88% (Cost $887,867,852)		880,198,132
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.31%
Invesco Private Government Fund, 4.32%(b)(l)(m)	15,592,010	15,592,010
Invesco Private Prime Fund, 4.46%(b)(l)(m)	40,587,779	40,595,896
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,191,175)		56,187,906
TOTAL INVESTMENTS IN SECURITIES–105.19% (Cost $944,059,027)		936,386,038
OTHER ASSETS LESS LIABILITIES—(5.19)%		(46,217,112)
NET ASSETS–100.00%		$890,168,926
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco MSCI EAFE Income Advantage ETF	$100,905,437	$10,900,210	$(19,664,456)	$2,519,453	$(395,184)	$94,265,460	$4,365,141
Invesco QQQ Income Advantage ETF	102,492,900	11,515,000	(10,665,517)	(5,060,950)	124,067	98,405,500	5,021,441
Invesco S&P 500 Equal Weight Income Advantage ETF	245,070,600	4,907,230	(18,766,748)	(16,619,880)	413,098	215,004,300	10,754,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Multi-Asset Income Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,328,801	$35,411,226	$(35,015,521)	$-	$-	$4,724,506	$165,918
Invesco Treasury Portfolio, Institutional Class	8,046,927	65,763,706	(65,028,825)	-	-	8,781,808	305,579
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,198,442	53,741,499	(56,347,931)	-	-	15,592,010	325,973*
Invesco Private Prime Fund	47,431,662	101,129,281	(107,961,257)	284	(4,074)	40,595,896	876,877*
Total	$526,474,769	$283,368,152	$(313,450,255)	$(19,161,093)	$137,907	$477,369,480	$21,815,518

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $99,788,523, which represented 11.21% of the Fund’s Net Assets.

(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX 50 Index	70	June-2025	$4,049,827	$(237,699)	$(237,699)
FTSE 100 Index	20	June-2025	2,255,996	(68,684)	(68,684)
MSCI Emerging Markets Index	523	June-2025	29,026,500	(1,036,340)	(1,036,340)
Subtotal				(1,342,723)	(1,342,723)
Interest Rate Risk
U.S. Treasury 5 Year Notes	169	June-2025	18,454,008	269,717	269,717
U.S. Treasury 10 Year Notes	34	June-2025	3,815,437	71,993	71,993
U.S. Treasury 10 Year Ultra Notes	2	June-2025	229,469	1,934	1,934
U.S. Treasury Long Bonds	56	June-2025	6,531,000	(120,833)	(120,833)
U.S. Treasury Ultra Bonds	1	June-2025	121,031	(213)	(213)
Subtotal				222,598	222,598
Subtotal—Long Futures Contracts				(1,120,125)	(1,120,125)
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	85	June-2025	(8,371,650)	136,320	136,320
E-Mini S&P 500 Index	37	June-2025	(10,335,950)	42,723	42,723
Tokyo Stock Price Index	23	June-2025	(4,286,159)	(47,069)	(47,069)
Subtotal				131,974	131,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-Bobl	66	June-2025	$(8,944,512)	$(97,516)	$(97,516)
Euro-Bund	252	June-2025	(37,620,334)	(503,813)	(503,813)
Euro-Schatz	254	June-2025	(30,952,625)	(184,791)	(184,791)
Long Gilt	375	June-2025	(46,737,815)	(555,871)	(555,871)
U.S. Treasury 2 Year Notes	5	June-2025	(1,040,742)	(2,469)	(2,469)
Subtotal				(1,344,460)	(1,344,460)
Subtotal—Short Futures Contracts				(1,212,486)	(1,212,486)
Total Futures Contracts				$(2,332,611)	$(2,332,611)

(a)	Futures contracts collateralized by $5,604,352 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2025	Barclays Bank PLC	EUR	32,624,000	USD	37,303,998	$144,947
07/31/2025	J.P. Morgan Chase Bank, N.A.	EUR	486,000	USD	554,894	1,336
Subtotal—Appreciation						146,283
Currency Risk
07/31/2025	Canadian Imperial Bank of Commerce	USD	2,689,219	EUR	2,350,000	(12,546)
Total Forward Foreign Currency Contracts						$133,737

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	3.795%	USD	2,510,000	$139,096	$111,677	$(27,419)

(a)	Swaps are collateralized by $174,840 cash held with Merrill Lynch International, the Counterparty.
(b)
Implied credit spreads represent the current level, as of April 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Multi-Asset Income Fund

Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $455,088,083)*	$459,016,558
Investments in affiliates, at value (Cost $488,970,944)	477,369,480
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	146,283
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	5,604,352
Cash collateral — centrally cleared swap agreements	174,840
Receivable for:
Investments sold	356,738
Fund shares sold	104,610
Dividends	295,606
Interest	4,756,401
Investments matured, at value (Cost $1,618,563)	—
Investment for trustee deferred compensation and retirement plans	163,799
Other assets	68,753
Total assets	948,057,420
Liabilities:
Other investments:
Variation margin payable — futures contracts	195,174
Variation margin payable — centrally cleared swap agreements	4,565
Unrealized depreciation on forward foreign currency contracts outstanding	12,546
Payable for:
Fund shares reacquired	284,018
Amount due custodian	113,140
Amount due custodian - foreign currency, at value (Cost $306,199)	305,542
Collateral upon return of securities loaned	56,191,175
Accrued fees to affiliates	411,974
Accrued trustees’ and officers’ fees and benefits	549
Accrued other operating expenses	172,625
Trustee deferred compensation and retirement plans	197,186
Total liabilities	57,888,494
Net assets applicable to shares outstanding	$890,168,926
Net assets consist of:
Shares of beneficial interest	$1,633,979,994
Distributable earnings (loss)	(743,811,068)
$890,168,926
Net Assets:
Class A	$748,576,955
Class C	$39,955,748
Class R	$22,372,920
Class Y	$70,947,104
Class R5	$9,329
Class R6	$8,306,870
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	97,186,746
Class C	5,188,910
Class R	2,902,359
Class Y	9,203,858
Class R5	1,212
Class R6	1,076,774
Class A:
Net asset value per share	$7.70
Maximum offering price per share (Net asset value of $7.70 ÷ 94.50%)	$8.15
Class C:
Net asset value and offering price per share	$7.70
Class R:
Net asset value and offering price per share	$7.71
Class Y:
Net asset value and offering price per share	$7.71
Class R5:
Net asset value and offering price per share	$7.70
Class R6:
Net asset value and offering price per share	$7.71

*	At April 30, 2025, securities with an aggregate value of $54,241,365 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Multi-Asset Income Fund

Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $49,359)	$12,093,047
Dividends	448,936
Dividends from affiliated money market funds (includes net securities lending income of $215,257)	20,827,925
Total investment income	33,369,908
Expenses:
Advisory fees	2,219,941
Administrative services fees	68,558
Custodian fees	17,251
Distribution fees:
Class A	900,516
Class C	226,644
Class R	56,981
Transfer agent fees — A, C, R and Y	666,869
Transfer agent fees — R5	2
Transfer agent fees — R6	979
Trustees’ and officers’ fees and benefits	13,279
Registration and filing fees	53,590
Licensing fees	17,536
Reports to shareholders	48,659
Professional services fees	36,413
Other	5,539
Total expenses	4,332,757
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(173,110)
Net expenses	4,159,647
Net investment income	29,210,261
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,712,872)
Affiliated investment securities	137,907
Foreign currencies	(163,116)
Forward foreign currency contracts	(938,955)
Futures contracts	(1,486,870)
Swap agreements	46,212
(10,117,694)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,413,608
Affiliated investment securities	(19,161,093)
Foreign currencies	12,535
Forward foreign currency contracts	(194,284)
Futures contracts	(2,236,697)
Swap agreements	(55,057)
(16,220,988)
Net realized and unrealized gain (loss)	(26,338,682)
Net increase in net assets resulting from operations	$2,871,579
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Multi-Asset Income Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$29,210,261	$64,680,309
Net realized gain (loss)	(10,117,694)	(58,944,618)
Change in net unrealized appreciation (depreciation)	(16,220,988)	150,834,717
Net increase in net assets resulting from operations	2,871,579	156,570,408
Distributions to shareholders from distributable earnings:
Class A	(22,788,673)	(51,337,239)
Class C	(1,155,600)	(3,215,453)
Class R	(641,219)	(1,437,462)
Class Y	(2,492,410)	(7,955,082)
Class R5	(294)	(627)
Class R6	(233,633)	(1,534,995)
Total distributions from distributable earnings	(27,311,829)	(65,480,858)
Share transactions–net:
Class A	(34,293,369)	(46,557,961)
Class C	(8,509,479)	(17,339,832)
Class R	(797,577)	(460,266)
Class Y	(23,095,908)	(59,647,284)
Class R6	1,761,333	(38,399,012)
Net increase (decrease) in net assets resulting from share transactions	(64,935,000)	(162,404,355)
Net increase (decrease) in net assets	(89,375,250)	(71,314,805)
Net assets:
Beginning of period	979,544,176	1,050,858,981
End of period	$890,168,926	$979,544,176
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Multi-Asset Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/25	$7.91	$0.24	$(0.22)	$0.02	$(0.23)	$7.70	0.24%(d)	$748,577	0.86%(d)(e)	0.90%(d)(e)	6.30%(d)(e)	29%
Year ended 10/31/24	7.26	0.49	0.65	1.14	(0.49)	7.91	16.04 (d)	803,330	0.86 (d)	0.91 (d)	6.22 (d)	162
Year ended 10/31/23	7.49	0.51	(0.21)	0.30	(0.53)	7.26	3.87 (d)	780,788	0.79 (d)	0.85 (d)	6.69 (d)	54
Year ended 10/31/22	9.75	0.50	(2.21)	(1.71)	(0.55)	7.49	(18.16)(d)	852,899	0.82 (d)	0.87 (d)	5.68 (d)	94
Year ended 10/31/21	9.26	0.48	0.59	1.07	(0.58)	9.75	11.73 (d)	1,178,389	0.82 (d)	0.91 (d)	4.93 (d)	53
Year ended 10/31/20	10.79	0.58	(1.55)	(0.97)	(0.56)	9.26	(8.97)(d)	1,209,154	0.82 (d)	0.92 (d)	6.13 (d)	117
Class C
Six months ended 04/30/25	7.91	0.22	(0.23)	(0.01)	(0.20)	7.70	(0.14)	39,956	1.63 (e)	1.67 (e)	5.53 (e)	29
Year ended 10/31/24	7.26	0.43	0.65	1.08	(0.43)	7.91	15.16	49,629	1.63	1.68	5.45	162
Year ended 10/31/23	7.49	0.45	(0.21)	0.24	(0.47)	7.26	3.08	61,668	1.56	1.62	5.92	54
Year ended 10/31/22	9.75	0.43	(2.21)	(1.78)	(0.48)	7.49	(18.80)	84,143	1.59	1.64	4.91	94
Year ended 10/31/21	9.26	0.40	0.60	1.00	(0.51)	9.75	10.89	147,030	1.59	1.68	4.16	53
Year ended 10/31/20	10.78	0.51	(1.54)	(1.03)	(0.49)	9.26	(9.58)	210,967	1.59	1.69	5.36	117
Class R
Six months ended 04/30/25	7.92	0.23	(0.22)	0.01	(0.22)	7.71	0.11	22,373	1.13 (e)	1.17 (e)	6.03 (e)	29
Year ended 10/31/24	7.27	0.47	0.65	1.12	(0.47)	7.92	15.72	23,769	1.13	1.18	5.95	162
Year ended 10/31/23	7.49	0.49	(0.20)	0.29	(0.51)	7.27	3.73	22,241	1.06	1.12	6.42	54
Year ended 10/31/22	9.76	0.47	(2.22)	(1.75)	(0.52)	7.49	(18.47)	23,452	1.09	1.14	5.41	94
Year ended 10/31/21	9.27	0.45	0.59	1.04	(0.55)	9.76	11.43	47,214	1.09	1.18	4.66	53
Year ended 10/31/20	10.78	0.55	(1.52)	(0.97)	(0.54)	9.27	(9.02)	55,930	1.09	1.19	5.86	117
Class Y
Six months ended 04/30/25	7.92	0.25	(0.22)	0.03	(0.24)	7.71	0.36	70,947	0.63 (e)	0.67 (e)	6.53 (e)	29
Year ended 10/31/24	7.27	0.50	0.66	1.16	(0.51)	7.92	16.30	96,046	0.63	0.68	6.45	162
Year ended 10/31/23	7.49	0.53	(0.20)	0.33	(0.55)	7.27	4.26	143,870	0.56	0.62	6.92	54
Year ended 10/31/22	9.76	0.52	(2.22)	(1.70)	(0.57)	7.49	(18.05)	172,528	0.59	0.64	5.91	94
Year ended 10/31/21	9.27	0.50	0.59	1.09	(0.60)	9.76	11.99	274,095	0.59	0.68	5.16	53
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	9.27	(8.65)	360,565	0.59	0.69	6.36	117
Class R5
Six months ended 04/30/25	7.91	0.26	(0.23)	0.03	(0.24)	7.70	0.40	9	0.55 (e)	0.56 (e)	6.61 (e)	29
Year ended 10/31/24	7.26	0.51	0.66	1.17	(0.52)	7.91	16.41	10	0.59	0.61	6.49	162
Year ended 10/31/23	7.49	0.54	(0.22)	0.32	(0.55)	7.26	4.13	9	0.53	0.58	6.95	54
Year ended 10/31/22	9.75	0.52	(2.21)	(1.69)	(0.57)	7.49	(17.97)	63	0.59	0.62	5.91	94
Year ended 10/31/21	9.27	0.50	0.58	1.08	(0.60)	9.75	11.89	78	0.59	0.60	5.16	53
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	9.27	(8.63)	85	0.59	0.63	6.36	117
Class R6
Six months ended 04/30/25	7.92	0.26	(0.23)	0.03	(0.24)	7.71	0.41	8,307	0.55 (e)	0.56 (e)	6.61 (e)	29
Year ended 10/31/24	7.27	0.51	0.66	1.17	(0.52)	7.92	16.40	6,762	0.55	0.57	6.53	162
Year ended 10/31/23	7.49	0.54	(0.21)	0.33	(0.55)	7.27	4.32	42,283	0.49	0.51	6.99	54
Year ended 10/31/22	9.76	0.52	(2.22)	(1.70)	(0.57)	7.49	(18.01)	50,310	0.54	0.55	5.96	94
Year ended 10/31/21	9.27	0.51	0.59	1.10	(0.61)	9.76	12.05	64,850	0.54	0.55	5.21	53
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	9.27	(8.59)	65,618	0.53	0.54	6.42	117

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,279,950,104 in connection with the acquisition of Invesco  Oppenheimer Capital Income Fund and Invesco Oppenheimer
Global Multi-Asset Income Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for Class A for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Multi-Asset Income Fund

Notes to Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Multi-Asset Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
23
Invesco Multi-Asset Income Fund

other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The
24
Invesco Multi-Asset Income Fund

CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, the Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities directly.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser $9,488 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two
25
Invesco Multi-Asset Income Fund

currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations.
26
Invesco Multi-Asset Income Fund

Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
R.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $500 million	0.450%
Next $500 million	0.400%
Over $1.5 billion	0.390%
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.48%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective March 1, 2025, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”).  Prior to March 1, 2025, the Adviser had contractually agreed, through February 28, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.90%, 1.65%, 1.15%, 0.65%, 0.65% and 0.65%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $66,683 and reimbursed class level expenses of $59,028, $3,437, $1,730, $6,202, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
27
Invesco Multi-Asset Income Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $28,519 in front-end sales commissions from the sale of Class A shares and $237 and $571 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$426,836,740	$—	$—	$426,836,740
U.S. Treasury Securities	—	249,020,582	—	249,020,582
U.S. Dollar Denominated Bonds & Notes	—	156,438,526	—	156,438,526
Non-U.S. Dollar Denominated Bonds & Notes	—	34,326,760	—	34,326,760
Common Stocks & Other Equity Interests	—	—	69,210	69,210
Money Market Funds	13,506,314	56,187,906	—	69,694,220
Total Investments in Securities	440,343,054	495,973,774	69,210	936,386,038
Other Investments - Assets*
Investments Matured	—	—	0	0
Futures Contracts	522,687	—	—	522,687
Forward Foreign Currency Contracts	—	146,283	—	146,283
	522,687	146,283	0	668,970
Other Investments - Liabilities*
Futures Contracts	(2,855,298)	—	—	(2,855,298)
Forward Foreign Currency Contracts	—	(12,546)	—	(12,546)
Swap Agreements	—	(27,419)	—	(27,419)
	(2,855,298)	(39,965)	—	(2,895,263)
Total Other Investments	(2,332,611)	106,318	0	(2,226,293)
Total Investments	$438,010,443	$496,080,092	$69,210	$934,159,745

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
28
Invesco Multi-Asset Income Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$179,043	$343,644	$522,687
Unrealized appreciation on forward foreign currency contracts outstanding	146,283	—	—	146,283
Total Derivative Assets	146,283	179,043	343,644	668,970
Derivatives not subject to master netting agreements	—	(179,043)	(343,644)	(522,687)
Total Derivative Assets subject to master netting agreements	$146,283	$—	$—	$146,283

Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(1,389,792)	$(1,465,506)	$(2,855,298)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(27,419)	—	—	—	(27,419)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(12,546)	—	—	(12,546)
Total Derivative Liabilities	(27,419)	(12,546)	(1,389,792)	(1,465,506)	(2,895,263)
Derivatives not subject to master netting agreements	27,419	—	1,389,792	1,465,506	2,882,717
Total Derivative Liabilities subject to master netting agreements	$—	$(12,546)	$—	$—	$(12,546)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$144,947	$−	$144,947	$—	$—	$144,947
Canadian Imperial Bank of Commerce	−	(12,546)	(12,546)	—	—	(12,546)
J.P. Morgan Chase Bank, N.A.	1,336	−	1,336	—	—	1,336
Total	$146,283	$(12,546)	$133,737	$—	$—	$133,737
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(938,955)	$-	$-	$(938,955)
Futures contracts	-	-	558,474	(2,045,344)	(1,486,870)
Swap agreements	46,212	-	-	-	46,212
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(194,284)	-	-	(194,284)
Futures contracts	-	-	(2,273,409)	36,712	(2,236,697)
Swap agreements	(55,057)	-	-	-	(55,057)
Total	$(8,845)	$(1,133,239)	$(1,714,935)	$(2,008,632)	$(4,865,651)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$37,991,919	$160,038,276	$2,510,000

29
Invesco Multi-Asset Income Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $36,030.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$408,001,901	$315,136,229	$723,138,130
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $87,224,151 and $145,429,908, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$9,972,776
Aggregate unrealized (depreciation) of investments	(22,223,411)
Net unrealized appreciation (depreciation) of investments	$(12,250,635)
Cost of investments for tax purposes is $946,410,380.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,614,242	$12,633,764	4,423,272	$34,531,715
Class C	238,568	1,873,701	516,448	4,038,433
Class R	163,371	1,281,222	408,311	3,200,902
Class Y	885,954	6,955,390	2,719,300	21,279,723
Class R6	318,526	2,511,977	232,291	1,798,349
Issued as reinvestment of dividends:
Class A	2,558,615	20,016,397	5,811,831	45,266,112
Class C	111,078	869,412	307,638	2,392,447
Class R	80,275	628,575	181,004	1,411,437
Class Y	219,733	1,721,895	712,046	5,535,818
Class R6	22,007	172,205	182,973	1,412,424
30
Invesco Multi-Asset Income Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	676,992	$5,311,147	1,390,007	$10,844,925
Class C	(677,262)	(5,311,147)	(1,390,415)	(10,844,925)
Reacquired:
Class A	(9,216,020)	(72,254,677)	(17,563,355)	(137,200,713)
Class C	(759,518)	(5,941,445)	(1,650,372)	(12,925,787)
Class R	(343,725)	(2,707,374)	(646,509)	(5,072,605)
Class Y	(4,034,054)	(31,773,193)	(11,091,961)	(86,462,825)
Class R6	(117,292)	(922,849)	(5,378,840)	(41,609,785)
Net increase (decrease) in share activity	(8,258,510)	$(64,935,000)	(20,836,331)	$(162,404,355)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31
Invesco Multi-Asset Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
32
Invesco Multi-Asset Income Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
MAIN-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2025
Invesco Multi-Strategy Fund
Effective February 28, 2025, Invesco Fundamental Alternatives Fund was renamed Invesco Multi-Strategy Fund.
Nasdaq:
A: QVOPX ■ C: QOPCX ■ R: QOPNX ■ Y: QOPYX ■ R5: FDATX ■ R6: QOPIX

2	Consolidated Schedule of Investments
10	Consolidated Financial Statements
13	Consolidated Financial Highlights
14	Notes to Consolidated Financial Statements
24	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments(a)
April 30, 2025
(Unaudited)

Shares		Value
Exchange-Traded Funds–44.45%
Invesco Managed Futures Strategy ETF (Cost $146,202,956)(b)	2,980,000	$129,569,506
Common Stocks & Other Equity Interests–33.90%
Aerospace & Defense–0.40%
Lockheed Martin Corp.	180	85,995
Northrop Grumman Corp.	158	76,867
RTX Corp.	8,029	1,012,698
		1,175,560
Agricultural Products & Services–0.32%
Archer-Daniels-Midland Co.	4,699	224,377
Bunge Global S.A.	4,844	381,320
Ingredion, Inc.	2,514	333,909
		939,606
Air Freight & Logistics–0.53%
C.H. Robinson Worldwide, Inc.	4,729	421,922
Expeditors International of Washington, Inc.	6,479	712,107
FedEx Corp.	1,986	417,715
		1,551,744
Apparel Retail–0.41%
TJX Cos., Inc. (The)	9,183	1,181,668
Apparel, Accessories & Luxury Goods–0.12%
Ralph Lauren Corp.	1,508	339,225
Application Software–0.82%
Adobe, Inc.(b)	541	202,864
AppLovin Corp., Class A(b)	1,582	426,048
DocuSign, Inc.(b)	5,953	486,658
Nutanix, Inc., Class A(b)	1,663	114,248
Salesforce, Inc.	2,092	562,141
Tyler Technologies, Inc.(b)	323	175,486
Zoom Communications, Inc., Class A(b)	5,523	428,254
		2,395,699
Asset Management & Custody Banks–0.66%
Bank of New York Mellon Corp. (The)	12,148	976,821
Northern Trust Corp.	2,270	213,335
State Street Corp.	8,412	741,097
		1,931,253
Automobile Manufacturers–0.19%
General Motors Co.	7,248	327,899
Tesla, Inc.(b)	818	230,807
		558,706
Automotive Retail–0.05%
Carvana Co.(b)	616	150,520
Biotechnology–1.24%
AbbVie, Inc.	5,144	1,003,594
Amgen, Inc.	664	193,171
Gilead Sciences, Inc.	14,639	1,559,639
Shares		Value
Biotechnology–(continued)
Incyte Corp.(b)	3,888	$243,622
Neurocrine Biosciences, Inc.(b)	789	84,968
United Therapeutics Corp.(b)	1,780	539,500
		3,624,494
Brewers–0.16%
Molson Coors Beverage Co., Class B(c)	8,309	478,017
Broadcasting–0.29%
Fox Corp., Class A	16,799	836,422
Broadline Retail–0.63%
Amazon.com, Inc.(b)	7,012	1,293,153
eBay, Inc.	7,791	531,035
		1,824,188
Building Products–0.18%
Carlisle Cos., Inc.	233	88,419
Masco Corp.	1,709	103,583
Trane Technologies PLC	836	320,447
		512,449
Cable & Satellite–0.17%
Charter Communications, Inc., Class A(b)	257	100,708
Comcast Corp., Class A	11,297	386,357
		487,065
Communications Equipment–0.59%
Cisco Systems, Inc.	11,769	679,425
F5, Inc.(b)	2,522	667,674
Motorola Solutions, Inc.	857	377,414
		1,724,513
Computer & Electronics Retail–0.03%
Best Buy Co., Inc.	1,376	91,765
Construction & Engineering–0.34%
AECOM	1,929	190,296
Comfort Systems USA, Inc.	539	214,279
EMCOR Group, Inc.	1,438	576,207
		980,782
Construction Machinery & Heavy Transportation Equipment– 0.23%
Cummins, Inc.	415	121,944
Wabtec Corp.	3,049	563,272
		685,216
Construction Materials–0.10%
CRH PLC	3,020	288,168
Consumer Electronics–0.07%
Garmin Ltd.	1,062	198,456
Consumer Finance–0.28%
Capital One Financial Corp.	586	105,632
Synchrony Financial	13,539	703,351
		808,983
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Multi-Strategy Fund

Shares		Value
Consumer Staples Merchandise Retail–0.73%
Costco Wholesale Corp.	437	$434,597
Walmart, Inc.	17,277	1,680,188
		2,114,785
Data Processing & Outsourced Services–0.24%
Broadridge Financial Solutions, Inc.	926	224,462
SS&C Technologies Holdings, Inc.	6,205	469,098
		693,560
Diversified Banks–0.67%
Bank of America Corp.	9,329	372,040
Citigroup, Inc.	5,605	383,270
JPMorgan Chase & Co.	3,059	748,293
PNC Financial Services Group, Inc. (The)	1,458	234,286
Wells Fargo & Co.	3,085	219,066
		1,956,955
Diversified Support Services–0.05%
Cintas Corp.	723	153,045
Electric Utilities–1.71%
American Electric Power Co., Inc.	6,570	711,794
Duke Energy Corp.	13,769	1,680,093
Edison International	2,565	137,253
Evergy, Inc.	4,360	301,276
Exelon Corp.	6,108	286,465
NRG Energy, Inc.	6,576	720,598
PPL Corp.	7,420	270,830
Southern Co. (The)	4,941	454,029
Xcel Energy, Inc.(c)	6,013	425,119
		4,987,457
Electronic Components–0.17%
Amphenol Corp., Class A	3,415	262,784
Corning, Inc.	5,577	247,508
		510,292
Electronic Equipment & Instruments–0.06%
Zebra Technologies Corp., Class A(b)	668	167,214
Electronic Manufacturing Services–0.27%
Flex Ltd.(b)	13,116	450,403
Jabil, Inc.	959	140,551
TE Connectivity PLC (Switzerland)	1,244	182,097
		773,051
Environmental & Facilities Services–0.37%
Republic Services, Inc.	4,265	1,069,449
Fertilizers & Agricultural Chemicals–0.17%
CF Industries Holdings, Inc.	6,174	483,856
Financial Exchanges & Data–0.04%
CME Group, Inc., Class A	395	109,447
Food Distributors–0.17%
US Foods Holding Corp.(b)	7,487	491,596
Food Retail–0.07%
Kroger Co. (The)	2,665	192,440
Gas Utilities–0.06%
Atmos Energy Corp.	1,182	189,865
Shares		Value
Health Care Distributors–0.68%
Cardinal Health, Inc.	3,637	$513,872
Cencora, Inc.	3,212	940,056
McKesson Corp.	749	533,880
		1,987,808
Health Care Equipment–0.91%
Abbott Laboratories	4,413	577,000
Becton, Dickinson and Co.	2,137	442,551
Boston Scientific Corp.(b)	9,591	986,626
Medtronic PLC	4,165	353,025
ResMed, Inc.	1,223	289,350
		2,648,552
Health Care Facilities–0.52%
Encompass Health Corp.	1,292	151,151
HCA Healthcare, Inc.	882	304,360
Tenet Healthcare Corp.(b)	2,726	389,682
Universal Health Services, Inc., Class B	3,756	665,075
		1,510,268
Health Care Services–0.41%
DaVita, Inc.(b)	3,260	461,453
Labcorp Holdings, Inc.	1,956	471,416
Quest Diagnostics, Inc.	1,511	269,290
		1,202,159
Homefurnishing Retail–0.07%
Williams-Sonoma, Inc.	1,380	213,169
Hotels, Resorts & Cruise Lines–0.85%
Booking Holdings, Inc.	233	1,188,132
Carnival Corp.(b)	16,690	306,095
Expedia Group, Inc.	4,572	717,484
Royal Caribbean Cruises Ltd.	1,211	260,256
		2,471,967
Household Products–0.87%
Clorox Co. (The)	1,564	222,557
Colgate-Palmolive Co.	12,368	1,140,206
Kimberly-Clark Corp.	8,848	1,165,990
		2,528,753
Human Resource & Employment Services–0.22%
Automatic Data Processing, Inc.	2,173	653,204
Independent Power Producers & Energy Traders–0.15%
Vistra Corp.	3,382	438,409
Industrial Conglomerates–0.08%
3M Co.	1,767	245,454
Industrial Machinery & Supplies & Components–0.04%
Parker-Hannifin Corp.	215	130,088
Integrated Oil & Gas–0.29%
Chevron Corp.	3,115	423,827
Exxon Mobil Corp.	4,037	426,428
		850,255
Integrated Telecommunication Services–0.32%
AT&T, Inc.	34,052	943,240
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Multi-Strategy Fund

Shares		Value
Interactive Home Entertainment–0.04%
Electronic Arts, Inc.	892	$129,420
Interactive Media & Services–0.84%
Alphabet, Inc., Class A	9,089	1,443,333
Meta Platforms, Inc., Class A	1,847	1,014,003
		2,457,336
Internet Services & Infrastructure–0.90%
GoDaddy, Inc., Class A(b)	5,281	994,571
Twilio, Inc., Class A(b)	3,842	371,560
VeriSign, Inc.(b)	4,459	1,257,973
		2,624,104
Investment Banking & Brokerage–0.66%
Goldman Sachs Group, Inc. (The)	2,098	1,148,760
Morgan Stanley	6,634	765,696
		1,914,456
IT Consulting & Other Services–0.61%
Accenture PLC, Class A (Ireland)	1,279	382,613
Amdocs Ltd.	2,526	223,753
Cognizant Technology Solutions Corp., Class A	2,538	186,721
International Business Machines Corp.	4,092	989,527
		1,782,614
Leisure Products–0.11%
Hasbro, Inc.	5,245	324,666
Life & Health Insurance–0.31%
Globe Life, Inc.	1,513	186,614
Prudential Financial, Inc.	1,947	199,976
Unum Group	6,583	511,236
		897,826
Life Sciences Tools & Services–0.07%
Illumina, Inc.(b)	2,572	199,587
Managed Health Care–0.15%
UnitedHealth Group, Inc.(c)	1,076	442,709
Metal, Glass & Plastic Containers–0.11%
AptarGroup, Inc.	1,161	174,092
Crown Holdings, Inc.	1,525	146,903
		320,995
Movies & Entertainment–0.12%
Walt Disney Co. (The)	3,794	345,064
Multi-Sector Holdings–0.57%
Berkshire Hathaway, Inc., Class B(b)	3,116	1,661,607
Multi-Utilities–0.44%
CMS Energy Corp.	4,139	304,838
Consolidated Edison, Inc.	1,547	174,424
DTE Energy Co.	4,292	588,004
NiSource, Inc.	5,485	214,518
		1,281,784
Oil & Gas Equipment & Services–0.21%
Baker Hughes Co., Class A	10,931	386,957
TechnipFMC PLC (United Kingdom)	7,894	222,374
		609,331
Shares		Value
Oil & Gas Exploration & Production–0.75%
ConocoPhillips	3,517	$313,435
Coterra Energy, Inc.	4,107	100,868
Devon Energy Corp.	11,314	344,059
EOG Resources, Inc.	8,368	923,241
Ovintiv, Inc.	15,152	508,804
Sabine Oil & Gas Holdings, Inc.(b)(d)	115	8
		2,190,415
Oil & Gas Storage & Transportation–0.42%
Cheniere Energy, Inc.	1,318	304,603
Kinder Morgan, Inc.	34,980	919,974
		1,224,577
Packaged Foods & Meats–0.48%
Conagra Brands, Inc.	5,825	143,936
General Mills, Inc.	8,464	480,247
McCormick & Co., Inc.	1,057	81,030
Tyson Foods, Inc., Class A	11,146	682,581
		1,387,794
Paper & Plastic Packaging Products & Materials–0.10%
Packaging Corp. of America	1,560	289,552
Passenger Airlines–0.16%
United Airlines Holdings, Inc.(b)	6,688	460,268
Pharmaceuticals–1.17%
Bristol-Myers Squibb Co.	21,946	1,101,689
Eli Lilly and Co.	381	342,500
Johnson & Johnson	8,827	1,379,748
Merck & Co., Inc.	2,768	235,834
Pfizer, Inc.	8,031	196,037
Viatris, Inc.	18,827	158,523
		3,414,331
Property & Casualty Insurance–0.72%
Allstate Corp. (The)	1,390	275,762
Assurant, Inc.	2,735	527,144
Hartford Insurance Group, Inc. (The)	3,066	376,106
Loews Corp.	2,075	180,172
Progressive Corp. (The)	2,608	734,778
		2,093,962
Rail Transportation–0.25%
Union Pacific Corp.	3,335	719,226
Regional Banks–0.02%
M&T Bank Corp.	426	72,318
Research & Consulting Services–0.27%
Booz Allen Hamilton Holding Corp.	1,489	178,710
Leidos Holdings, Inc.	3,033	446,397
Verisk Analytics, Inc.	515	152,661
		777,768
Semiconductor Materials & Equipment–0.10%
KLA Corp.	192	134,916
Lam Research Corp.	2,094	150,077
		284,993
Semiconductors–1.74%
Analog Devices, Inc.	1,126	219,480
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Multi-Strategy Fund

Shares		Value
Semiconductors–(continued)
Broadcom, Inc.	6,060	$1,166,368
Marvell Technology, Inc.	2,088	121,876
NVIDIA Corp.	22,614	2,463,117
QUALCOMM, Inc.	6,428	954,301
Skyworks Solutions, Inc.	2,110	135,631
		5,060,773
Soft Drinks & Non-alcoholic Beverages–0.17%
Coca-Cola Co. (The)	4,249	308,265
Keurig Dr Pepper, Inc.	5,602	193,773
		502,038
Specialty Chemicals–0.14%
Ecolab, Inc.	1,302	327,362
International Flavors & Fragrances, Inc.	910	71,398
		398,760
Steel–0.26%
Nucor Corp.	1,071	127,845
Steel Dynamics, Inc.	4,951	642,194
		770,039
Systems Software–1.34%
Fortinet, Inc.(b)	4,016	416,700
Gen Digital, Inc.(c)	18,594	481,027
Microsoft Corp.	5,985	2,365,631
Oracle Corp.	2,661	374,456
ServiceNow, Inc.(b)	272	259,763
		3,897,577
Technology Hardware, Storage & Peripherals–1.30%
Apple, Inc.	16,193	3,441,013
NetApp, Inc.(c)	4,000	359,000
		3,800,013
Tobacco–0.80%
Altria Group, Inc.	23,238	1,374,528
Philip Morris International, Inc.	5,574	955,160
		2,329,688
Transaction & Payment Processing Services–0.50%
Fidelity National Information Services, Inc.	1,639	129,284
Fiserv, Inc.(b)	3,462	638,981
Visa, Inc., Class A	1,983	685,127
		1,453,392
Shares		Value
Wireless Telecommunication Services–0.07%
T-Mobile US, Inc.	880	$217,316
Total Common Stocks & Other Equity Interests (Cost $77,568,843)		98,817,136
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Series A, Pfd. (Cost $68,449)(d)	68,466	404
Principal Amount
Variable Rate Senior Loan Interests–0.00%(e)(f)
Oil & Gas Equipment & Services–0.00%
McDermott International Ltd., PIK Term Loan, 3.00% PIK Rate, 5.44% Cash Rate (1 mo. Term SOFR + 1.00%), 12/31/2027 (Cost $5)	$15	7
Shares
Money Market Funds–5.96%
Invesco Treasury Portfolio, Institutional Class, 4.23%(g)(h) (Cost $17,373,757)	17,373,757	17,373,757
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-84.31% (Cost $241,214,010)		245,760,810
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.75%
Invesco Private Government Fund, 4.32%(g)(h)(i)	603,942	603,942
Invesco Private Prime Fund, 4.46%(g)(h)(i)	1,586,542	1,586,860
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,190,804)		2,190,802
TOTAL INVESTMENTS IN SECURITIES–85.06% (Cost $243,404,814)		247,951,612
OTHER ASSETS LESS LIABILITIES—14.94%		43,541,317
NET ASSETS–100.00%		$291,492,929
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
PIK	– Pay-in-Kind
SOFR	– Secured Overnight Financing Rate
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Multi-Strategy Fund

Notes to Consolidated Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(f)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Invesco Managed Futures Strategy ETF	$-	$146,202,956	$-	$(16,633,450)	$-	$129,569,506	$-
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	75,972,364	118,709,763	(177,308,370)	-	-	17,373,757	1,500,687
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	597,609	15,823,399	(15,817,066)	-	-	603,942	17,947*
Invesco Private Prime Fund	1,559,518	29,564,360	(29,536,793)	(2)	(223)	1,586,860	45,866*
Total	$78,129,491	$310,300,478	$(222,662,229)	$(16,633,452)	$(223)	$149,134,065	$1,564,500

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	283	June-2025	$(79,056,050)	$1,489,279	$1,489,279

(a)	Futures contracts collateralized by $6,262,566 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/07/2025	UBS AG	USD	6,596,000	EUR	6,084,786	$297,988
05/07/2025	UBS AG	USD	13,192,000	GBP	10,190,288	388,538
05/07/2025	UBS AG	USD	6,596,000	JPY	982,480,796	279,305
Subtotal—Appreciation						965,831
Currency Risk
05/07/2025	UBS AG	NZD	22,952,269	USD	13,192,000	(443,547)
05/07/2025	UBS AG	SEK	130,872,713	USD	13,192,000	(349,829)
Subtotal—Depreciation						(793,376)
Total Forward Foreign Currency Contracts						$172,455

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Multi-Strategy Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	SOFR	Semi-Annually	2.10%	Semi-Annually	04/07/2030	SGD	29,150,000	$115,731	$239,760	$124,029
Pay	3 Month NDBB	Quarterly	4.10	Semi-Annually	04/04/2035	NZD	59,070,000	344,831	529,514	184,683
Pay	FBIL Overnight MIBOR	Semi-Annually	5.81	Semi-Annually	04/08/2030	INR	3,890,010,000	113,825	398,894	285,069
Pay	SONIA	Annually	4.14	Annually	04/02/2035	GBP	26,060,000	295,025	590,661	295,636
Pay	6 Month BBSW	Semi-Annually	4.01	Semi-Annually	04/03/2035	AUD	53,660,000	(406,871)	(77,315)	329,556
Receive	CORRA	Semi-Annually	(2.70)	Semi-Annually	04/02/2035	CAD	48,170,000	(247,701)	255,040	502,741
Subtotal — Appreciation								214,840	1,936,554	1,721,714
Interest Rate Risk
Receive	6 Month SARON	Annually	(0.58)	Annually	04/04/2035	CHF	29,770,000	(147,113)	(721,764)	(574,651)
Receive	6 Month EURIBOR	Semi-Annually	(2.60)	Annually	04/04/2035	EUR	31,210,000	(140,792)	(532,086)	(391,294)
Receive	CLICP	Semi-Annually	(4.82)	Semi-Annually	04/07/2030	CLP	13,625,110,000	(15,793)	(170,306)	(154,513)
Receive	6 Month BUBOR	Semi-Annually	(6.46)	Annually	04/07/2030	HUF	3,160,370,000	(70,050)	(215,083)	(145,033)
Receive	6 Month WIBOR	Semi-Annually	(4.44)	Annually	04/07/2030	PLN	38,160,000	(100,080)	(199,226)	(99,146)
Pay	TTHORON	Quarterly	1.43	Quarterly	04/08/2030	THB	893,450,000	42,557	22,643	(19,914)
Subtotal — Depreciation								(431,271)	(1,815,822)	(1,384,551)
Total Centrally Cleared Interest Rate Swap Agreements								$(216,431)	$120,732	$337,163

(a)	Centrally cleared swap agreements collateralized by $5,307,926 cash held with Counterparties.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1756 Excess Return Index	0.42%	Monthly	260,330	March—2026	USD	58,513,653	$—	$205,530	$205,530
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	247,850	April—2026	USD	76,647,485	—	295,264	295,264
Total — Total Return Swap Agreements									$—	$500,794	$500,794

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $810,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	FTSE Developed Ex US Invesco Dynamic Multifactor Index	DXUSDMLS + 0.460%	Monthly	11,750	September—2025	USD	17,195,598	$—	$5,912	$5,912
Goldman Sachs International	Receive	FTSE Developed Ex US Invesco Dynamic Multifactor Index	DXUSDMLS + 0.540%	Monthly	3,400	April—2026	USD	4,974,030	—	1,711	1,711
Goldman Sachs International	Receive	FTSE Developed Ex US Invesco Dynamic Multifactor Index	DXUSDMLS + 0.580%	Monthly	61,400	September—2025	USD	89,825,130	—	30,892	30,892
Subtotal — Appreciation									—	38,515	38,515
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Multi-Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	Russell 1000 Invesco Dynamic Multifactor Index	R1DMLS + 0.110%	Monthly	3,950	September—2025	USD	4,879,317	$—	$(44,753)	$(44,753)
Goldman Sachs International	Receive	Russell 1000 Invesco Dynamic Multifactor Index	R1DMLS + 0.050%	Monthly	32,650	September—2025	USD	40,336,115	—	(369,924)	(369,924)
Goldman Sachs International	Receive	Russell 2000 Invesco Dynamic Multifactor Index	R2DMLS + 0.250%	Monthly	29,550	September—2025	USD	38,883,958	—	(188,303)	(188,303)
Goldman Sachs International	Receive	Russell 2000 Invesco Dynamic Multifactor Index	R2DMLS + 0.280%	Monthly	4,900	September—2025	USD	6,447,763	—	(31,225)	(31,225)
Subtotal — Depreciation									—	(634,205)	(634,205)
Total — Total Return Swap Agreements									$—	$(595,690)	$(595,690)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $810,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1756 Excess Return Index
	Long Futures Contracts
	Aluminum	3.81%
	Brent Crude	6.43%
	Cocoa	0.00%
	Coffee	3.21%
	Corn	5.87%
	Cotton	1.51%
	Gas Oil	2.32%
	Gasoline	2.02%
	Gold	16.79%
	Heating Oil	1.83%
	Kansas Wheat	1.85%
	Lead	0.87%
	Lean Hogs	1.97%
	Live Cattle	3.48%
	Natural Gas	9.33%
	Nickel	2.27%
	Silver	4.54%
	Soybean Meal	3.41%
	Soybean Oil	3.75%
	Soybeans	6.06%
	Sugar	2.65%
	US Copper	5.63%
	Wheat	2.85%
	WTI Crude	5.53%
	Zinc	2.02%
	Total	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Multi-Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie F6 Carry Alpha Index
	Aluminum	5.15%
	Coffee "C"	4.60%
	Copper	7.74%
	Corn	7.06%
	Cotton No. 2	2.04%
	Heating Oil	2.43%
	KC HRW Wheat	2.43%
	Lean Hogs	2.12%
	Live Cattle	4.75%
	Low Sulphur Gasoil	3.10%
	Malaysian Palm Oil Futures	1.21%
	Natural Gas	17.55%
	Nickel	3.16%
	RBOB Gasoline	2.33%
	Soybean Meal	4.55%
	Soybean Oil	5.06%
	Soybeans	7.88%
	Sugar No. 11	3.51%
	Wheat	3.81%
	WTI Crude	6.87%
	Zinc	2.65%
	Total	100.00%

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BUBOR	—Budapest Interbank Offered Rate
CAD	—Canadian Dollar
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CORRA	—Canadian Overnight Repo Rate Average
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
INR	—Indian Rupee
JPY	—Japanese Yen
MIBOR	—Mumbai Interbank Offered Rate
NDBB	—New Zealand Dollar Bank Bill
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SARON	—Swiss Average Rate Overnight
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TTHORON	—Thai Overnight Repurchase Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Multi-Strategy Fund

Consolidated Statement of Assets and Liabilities
April 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $77,637,297)*	$98,817,547
Investments in affiliates, at value (Cost $165,767,517)	149,134,065
Other investments:
Variation margin receivable—centrally cleared swap agreements	1,293,831
Unrealized appreciation on swap agreements — OTC	539,309
Unrealized appreciation on forward foreign currency contracts outstanding	965,831
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	6,262,566
Cash collateral — centrally cleared swap agreements	5,307,926
Cash collateral — OTC Derivatives	810,000
Cash	32,544,235
Foreign currencies, at value (Cost $24,495)	24,679
Receivable for:
Investments sold	55,569
Fund shares sold	124,130
Dividends	190,199
Interest	11,302
Investment for trustee deferred compensation and retirement plans	105,606
Other assets	29,265
Total assets	296,216,060
Liabilities:
Other investments:
Variation margin payable — futures contracts	187,197
Unrealized depreciation on forward foreign currency contracts outstanding	793,376
Swaps payable — OTC	55,261
Unrealized depreciation on swap agreements—OTC	634,205
Payable for:
Investments purchased	61,742
Fund shares reacquired	214,679
Due to broker	213,495
Collateral upon return of securities loaned	2,190,804
Accrued fees to affiliates	146,545
Accrued trustees’ and officers’ fees and benefits	300
Accrued other operating expenses	72,037
Trustee deferred compensation and retirement plans	145,565
Collateral due to broker - OTC Derivatives	7,925
Total liabilities	4,723,131
Net assets applicable to shares outstanding	$291,492,929
Net assets consist of:
Shares of beneficial interest	$269,217,648
Distributable earnings	22,275,281
$291,492,929
Net Assets:
Class A	$242,930,785
Class C	$6,019,444
Class R	$8,298,100
Class Y	$31,885,633
Class R5	$9,163
Class R6	$2,349,804
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,017,830
Class C	286,521
Class R	361,266
Class Y	1,278,013
Class R5	377
Class R6	93,559
Class A:
Net asset value per share	$24.25
Maximum offering price per share (Net asset value of $24.25 ÷ 94.50%)	$25.66
Class C:
Net asset value and offering price per share	$21.01
Class R:
Net asset value and offering price per share	$22.97
Class Y:
Net asset value and offering price per share	$24.95
Class R5:
Net asset value and offering price per share	$24.31
Class R6:
Net asset value and offering price per share	$25.12

*	At April 30, 2025, securities with an aggregate value of $2,163,799 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Multi-Strategy Fund

Consolidated Statement of Operations
For the six months ended April 30, 2025
(Unaudited)
Investment income:
Interest	$1,035,852
Dividends (net of foreign withholding taxes of $2,426)	916,566
Dividends from affiliated money market funds (includes net securities lending income of $1,784)	1,502,471
Total investment income	3,454,889
Expenses:
Advisory fees	1,224,944
Administrative services fees	21,004
Custodian fees	39,039
Distribution fees:
Class A	319,570
Class C	34,365
Class R	22,031
Transfer agent fees — A, C, R and Y	287,006
Transfer agent fees — R5	1
Transfer agent fees — R6	284
Trustees’ and officers’ fees and benefits	10,798
Registration and filing fees	41,675
Reports to shareholders	26,687
Professional services fees	48,486
Other	7,874
Total expenses	2,083,764
Less: Fees waived and/or expense offset arrangement(s)	(132,050)
Net expenses	1,951,714
Net investment income	1,503,175
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	9,321,011
Affiliated investment securities	(223)
Foreign currencies	(43,515)
Forward foreign currency contracts	(568,551)
Futures contracts	(83,210)
Swap agreements	5,542,719
14,168,231
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(6,941,207)
Affiliated investment securities	(16,633,452)
Foreign currencies	44,407
Forward foreign currency contracts	52,035
Futures contracts	2,565,846
Swap agreements	210,437
(20,701,934)
Net realized and unrealized gain (loss)	(6,533,703)
Net increase (decrease) in net assets resulting from operations	$(5,030,528)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco Multi-Strategy Fund

Consolidated Statement of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	April 30, 2025	October 31, 2024
Operations:
Net investment income	$1,503,175	$4,715,184
Net realized gain	14,168,231	6,129,889
Change in net unrealized appreciation (depreciation)	(20,701,934)	12,616,734
Net increase (decrease) in net assets resulting from operations	(5,030,528)	23,461,807
Distributions to shareholders from distributable earnings:
Class A	(5,357,939)	(12,216,526)
Class C	(103,763)	(455,690)
Class R	(173,590)	(466,575)
Class Y	(454,875)	(1,294,309)
Class R5	(235)	(461)
Class R6	(48,582)	(108,646)
Total distributions from distributable earnings	(6,138,984)	(14,542,207)
Share transactions–net:
Class A	(11,077,550)	(19,920,340)
Class C	(1,187,937)	(3,583,330)
Class R	(584,669)	(1,518,759)
Class Y	11,638,061	(11,265,022)
Class R5	—	(107)
Class R6	357,804	(502,862)
Net increase (decrease) in net assets resulting from share transactions	(854,291)	(36,790,420)
Net increase (decrease) in net assets	(12,023,803)	(27,870,820)
Net assets:
Beginning of period	303,516,732	331,387,552
End of period	$291,492,929	$303,516,732
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco Multi-Strategy Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 04/30/25	$25.22	$0.13	$(0.58)	$(0.45)	$(0.33)	$(0.19)	$(0.52)	$24.25	(1.84)%	$242,931	1.33%(e)	1.42%(e)	1.33%(e)	1.03%(e)	77%
Year ended 10/31/24	24.55	0.37	1.41	1.78	(0.21)	(0.90)	(1.11)	25.22	7.49	263,807	1.35	1.39	1.35	1.48	47
Year ended 10/31/23	24.75	0.27	0.15	0.42	—	(0.62)	(0.62)	24.55	1.71	276,078	1.33	1.37	1.33	1.11	61
Year ended 10/31/22	27.26	(0.05)	(1.69)	(1.74)	(0.77)	—	(0.77)	24.75	(6.60)	304,850	1.33	1.34	1.33	(0.20)	29
Year ended 10/31/21	26.50	(0.08)	1.35	1.27	(0.51)	—	(0.51)	27.26	4.84	362,634	1.32	1.38	1.32	(0.27)	74
Year ended 10/31/20	26.83	0.28	(0.07)	0.21	(0.54)	—	(0.54)	26.50	0.77	386,680	1.56	1.61	1.52	1.07	223
Class C
Six months ended 04/30/25	21.80	0.03	(0.50)	(0.47)	(0.13)	(0.19)	(0.32)	21.01	(2.22)	6,019	2.08 (e)	2.17 (e)	2.08 (e)	0.28 (e)	77
Year ended 10/31/24	21.33	0.16	1.23	1.39	(0.02)	(0.90)	(0.92)	21.80	6.74	7,438	2.10	2.14	2.10	0.73	47
Year ended 10/31/23	21.75	0.08	0.12	0.20	—	(0.62)	(0.62)	21.33	0.92	10,842	2.08	2.12	2.08	0.36	61
Year ended 10/31/22	24.02	(0.21)	(1.50)	(1.71)	(0.56)	—	(0.56)	21.75	(7.32)	13,916	2.08	2.09	2.08	(0.95)	29
Year ended 10/31/21	23.36	(0.25)	1.21	0.96	(0.30)	—	(0.30)	24.02	4.11	19,401	2.08	2.13	2.08	(1.03)	74
Year ended 10/31/20	23.60	0.07	(0.07)	0.00	(0.24)	—	(0.24)	23.36	0.00	27,495	2.33	2.35	2.28	0.30	223
Class R
Six months ended 04/30/25	23.88	0.09	(0.55)	(0.46)	(0.26)	(0.19)	(0.45)	22.97	(1.97)	8,298	1.58 (e)	1.67 (e)	1.58 (e)	0.78 (e)	77
Year ended 10/31/24	23.29	0.29	1.35	1.64	(0.15)	(0.90)	(1.05)	23.88	7.26	9,220	1.60	1.64	1.60	1.23	47
Year ended 10/31/23	23.57	0.20	0.14	0.34	—	(0.62)	(0.62)	23.29	1.45	10,485	1.58	1.62	1.58	0.86	61
Year ended 10/31/22	26.00	(0.11)	(1.62)	(1.73)	(0.70)	—	(0.70)	23.57	(6.87)	10,728	1.58	1.59	1.58	(0.45)	29
Year ended 10/31/21	25.29	(0.14)	1.29	1.15	(0.44)	—	(0.44)	26.00	4.58	12,755	1.58	1.63	1.58	(0.53)	74
Year ended 10/31/20	25.60	0.21	(0.07)	0.14	(0.45)	—	(0.45)	25.29	0.51	13,867	1.82	1.86	1.78	0.81	223
Class Y
Six months ended 04/30/25	25.97	0.16	(0.59)	(0.43)	(0.40)	(0.19)	(0.59)	24.95	(1.72)	31,886	1.08 (e)	1.17 (e)	1.08 (e)	1.28 (e)	77
Year ended 10/31/24	25.25	0.44	1.45	1.89	(0.27)	(0.90)	(1.17)	25.97	7.76	20,956	1.10	1.14	1.10	1.73	47
Year ended 10/31/23	25.37	0.34	0.16	0.50	—	(0.62)	(0.62)	25.25	1.99	31,447	1.08	1.12	1.08	1.36	61
Year ended 10/31/22	27.94	0.02	(1.75)	(1.73)	(0.84)	—	(0.84)	25.37	(6.41)	53,389	1.08	1.09	1.08	0.05	29
Year ended 10/31/21	27.14	(0.01)	1.39	1.38	(0.58)	—	(0.58)	27.94	5.14	103,680	1.07	1.13	1.07	(0.02)	74
Year ended 10/31/20	27.47	0.36	(0.08)	0.28	(0.61)	—	(0.61)	27.14	1.00	165,217	1.31	1.35	1.27	1.32	223
Class R5
Six months ended 04/30/25	25.34	0.18	(0.58)	(0.40)	(0.44)	(0.19)	(0.63)	24.31	(1.66)	9	0.92 (e)	1.00 (e)	0.92 (e)	1.44 (e)	77
Year ended 10/31/24	24.66	0.46	1.43	1.89	(0.31)	(0.90)	(1.21)	25.34	7.97	10	0.96	0.99	0.96	1.87	47
Year ended 10/31/23	24.76	0.37	0.15	0.52	—	(0.62)	(0.62)	24.66	2.12	9	0.93	0.96	0.93	1.51	61
Year ended 10/31/22	27.29	0.05	(1.69)	(1.64)	(0.89)	—	(0.89)	24.76	(6.25)	9	0.93	0.94	0.93	0.20	29
Year ended 10/31/21	26.55	0.03	1.35	1.38	(0.64)	—	(0.64)	27.29	5.24	10	0.91	0.92	0.91	0.14	74
Year ended 10/31/20	26.87	0.39	(0.05)	0.34	(0.66)	—	(0.66)	26.55	1.23	10	1.14	1.15	1.10	1.49	223
Class R6
Six months ended 04/30/25	26.16	0.19	(0.60)	(0.41)	(0.44)	(0.19)	(0.63)	25.12	(1.65)	2,350	0.92 (e)	1.00 (e)	0.92 (e)	1.44 (e)	77
Year ended 10/31/24	25.42	0.48	1.47	1.95	(0.31)	(0.90)	(1.21)	26.16	7.96	2,086	0.96	0.99	0.96	1.87	47
Year ended 10/31/23	25.51	0.38	0.15	0.53	—	(0.62)	(0.62)	25.42	2.10	2,526	0.93	0.96	0.93	1.51	61
Year ended 10/31/22	28.09	0.06	(1.75)	(1.69)	(0.89)	—	(0.89)	25.51	(6.25)	3,660	0.93	0.94	0.93	0.20	29
Year ended 10/31/21	27.27	0.04	1.42	1.46	(0.64)	—	(0.64)	28.09	5.40	6,743	0.90	0.92	0.90	0.15	74
Year ended 10/31/20	27.60	0.41	(0.08)	0.33	(0.66)	—	(0.66)	27.27	1.19	215,374	1.12	1.14	1.08	1.51	223

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.02% for the year ended October 31, 2020.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco Multi-Strategy Fund

Notes to Consolidated Financial Statements
April 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Multi-Strategy Fund, formerly Invesco Fundamental Alternatives Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Multi-Strategy Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds and exchange-traded products related to gold or other special minerals, and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
14
Invesco Multi-Strategy Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
15
Invesco Multi-Strategy Fund

I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.
L.
Securities Sold Short - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The Short stock rebate, if any, presented in the Consolidated Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Multi-Strategy Fund

N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
P.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract
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Invesco Multi-Strategy Fund

may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Q.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
R.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
S.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
T.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
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Invesco Multi-Strategy Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $1 billion	0.850%
Next $500 million	0.800%
Next $500 million	0.750%
Next $500 million	0.700%
Next $500 million	0.650%
Next $500 million	0.600%
Next $500 million	0.550%
Over $4 billion	0.500%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2025, the effective advisory fee rate incurred by the Fund was 0.84%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2025, the Adviser waived advisory fees of $111,811.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2025, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2025, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2025, IDI advised the Fund that IDI retained $8,759 in front-end sales commissions from the sale of Class A shares and $392 and $136 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily
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Invesco Multi-Strategy Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$129,569,506	$—	$—	$129,569,506
Common Stocks & Other Equity Interests	98,817,128	—	8	98,817,136
Preferred Stocks	—	—	404	404
Variable Rate Senior Loan Interests	—	7	—	7
Money Market Funds	17,373,757	2,190,802	—	19,564,559
Total Investments in Securities	245,760,391	2,190,809	412	247,951,612
Other Investments - Assets*
Futures Contracts	1,489,279	—	—	1,489,279
Forward Foreign Currency Contracts	—	965,831	—	965,831
Swap Agreements	—	2,261,023	—	2,261,023
	1,489,279	3,226,854	—	4,716,133
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(793,376)	—	(793,376)
Swap Agreements	—	(2,018,756)	—	(2,018,756)
	—	(2,812,132)	—	(2,812,132)
Total Other Investments	1,489,279	414,722	—	1,904,001
Total Investments	$247,249,670	$2,605,531	$412	$249,855,613

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
	Value
Derivative Assets	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$1,489,279	$—	$1,489,279
Unrealized appreciation on swap agreements — Centrally Cleared(a)	—	—	—	1,721,714	1,721,714
Unrealized appreciation on forward foreign currency contracts outstanding	—	965,831	—	—	965,831
Unrealized appreciation on swap agreements — OTC	500,794	—	38,515	—	539,309
Total Derivative Assets	500,794	965,831	1,527,794	1,721,714	4,716,133
Derivatives not subject to master netting agreements	—	—	(1,489,279)	(1,721,714)	(3,210,993)
Total Derivative Assets subject to master netting agreements	$500,794	$965,831	$38,515	$—	$1,505,140

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Invesco Multi-Strategy Fund

Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$—	$—	$(1,384,551)	$(1,384,551)
Unrealized depreciation on forward foreign currency contracts outstanding	(793,376)	—	—	(793,376)
Unrealized depreciation on swap agreements — OTC	—	(634,205)	—	(634,205)
Total Derivative Liabilities	(793,376)	(634,205)	(1,384,551)	(2,812,132)
Derivatives not subject to master netting agreements	—	—	1,384,551	1,384,551
Total Derivative Liabilities subject to master netting agreements	$(793,376)	$(634,205)	$—	$(1,427,581)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2025.
	Financial Derivative Assets			Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
Goldman Sachs International	$—	$38,515	$38,515	$—	$(669,135)	$(669,135)	$(630,620)	$—	$—	$(630,620)
UBS AG	965,831	—	965,831	(793,376)	—	(793,376)	172,455	—	—	172,455
Subtotal - Fund	965,831	38,515	1,004,346	(793,376)	(669,135)	(1,462,511)	(458,165)	—	—	(458,165)
Subsidiary
Barclays Bank PLC	—	205,530	205,530	—	(10,923)	(10,923)	194,607	—	—	194,607
Macquarie Bank Ltd.	—	295,264	295,264	—	(9,408)	(9,408)	285,856	—	—	285,856
Subtotal - Subsidiary	—	500,794	500,794	—	(20,331)	(20,331)	480,463	—	—	480,463
Total	$965,831	$539,309	$1,505,140	$(793,376)	$(689,466)	$(1,482,842)	$22,298	$—	$—	$22,298
(a)
The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the six months ended April 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$(568,551)	$-	$-	$(568,551)
Futures contracts	-	-	825,651	(780,562)	(128,299)	(83,210)
Options purchased(a)	-	-	-	737,437	-	737,437
Swap agreements	5,494,200	21,974	-	(10,304)	36,849	5,542,719
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	52,035	-	-	52,035
Futures contracts	-	-	(122,697)	2,701,351	(12,808)	2,565,846
Swap agreements	478,179	(9,215)	-	(595,690)	337,163	210,437
Total	$5,972,379	$12,759	$186,438	$2,052,232	$232,905	$8,456,713

(a)	Options purchased are included in the net realized gain (loss) from investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$30,530,645	$135,505,799	$4,606,200	$241,064,351
Average contracts	—	—	81	—

21
Invesco Multi-Strategy Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended April 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $20,239.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2025 was $189,507,477 and $88,188,499, respectively. As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$29,076,376
Aggregate unrealized (depreciation) of investments	(22,249,831)
Net unrealized appreciation of investments	$6,826,545
Cost of investments for tax purposes is $243,029,068.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	162,783	$4,067,397	281,231	$6,955,688
Class C	19,978	434,502	44,301	949,375
Class R	18,592	442,504	31,377	733,422
Class Y	637,505	15,935,738	100,320	2,539,583
Class R6	31,552	818,269	14,121	362,401
Issued as reinvestment of dividends:
Class A	202,193	5,034,619	483,995	11,543,290
Class C	4,720	102,084	20,970	434,914
Class R	7,317	172,689	20,447	462,718
Class Y	15,283	391,081	45,406	1,112,451
Class R6	1,516	39,025	3,348	82,539
Automatic conversion of Class C shares to Class A shares:
Class A	36,992	926,353	126,094	3,099,848
Class C	(42,665)	(926,353)	(145,324)	(3,099,848)
22
Invesco Multi-Strategy Fund

Summary of Share Activity
	Six months ended April 30, 2025(a)		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(842,303)	$(21,105,919)	(1,680,221)	$(41,519,166)
Class C	(36,752)	(798,170)	(86,989)	(1,867,771)
Class R	(50,700)	(1,199,862)	(115,869)	(2,714,899)
Class Y	(181,640)	(4,688,758)	(584,529)	(14,917,056)
Class R5	-	-	(3)	(107)
Class R6	(19,263)	(499,490)	(37,066)	(947,802)
Net increase (decrease) in share activity	(34,892)	$(854,291)	(1,478,391)	$(36,790,420)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
Invesco Multi-Strategy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
24
Invesco Multi-Strategy Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-FALT-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Funds (Invesco Investment Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: July 2, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:July 2, 2025